UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5361

Variable Insurance Products Fund V
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2011

This report on Form N-CSR relates solely to the Registrant's Asset Manager Portfolio, Asset Manager: Growth Portfolio, Freedom 2005 Portfolio, Freedom 2010 Portfolio, Freedom 2015 Portfolio, Freedom 2020 Portfolio, Freedom 2025 Portfolio, Freedom 2030 Portfolio, Freedom 2035 Portfolio, Freedom 2040 Portfolio, Freedom 2045 Portfolio, Freedom 2050 Portfolio, Freedom Income Portfolio, Freedom Lifetime Income I Portfolio, Freedom Lifetime Income II Portfolio, Freedom Lifetime Income III Portfolio, FundsManager 20% Portfolio, FundsManager 50% Portfolio, FundsManager 60%, FundsManager 70% Portfolio, FundsManager 85% Portfolio, Investment Grade Bond Portfolio, Investor Freedom 2005 Portfolio, Investor Freedom 2010 Portfolio, Investor Freedom 2015 Portfolio, Investor Freedom 2020 Portfolio, Investor Freedom 2025 Portfolio, Investor Freedom 2030 Portfolio, Investor Freedom Income Portfolio and Strategic Income Portfolio series (each, a "Fund" and collectively, the "Funds").

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:
Asset Manager Portfolio

Annual Report

December 31, 2011

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2011	Past 1 year	Past 5 years	Past 10 years
VIP Asset Manager Portfolio - Initial Class	-2.56%	3.43%	4.14%
VIP Asset Manager Portfolio - Service Class	-2.69%	3.30%	4.03%
VIP Asset Manager Portfolio - Service Class 2	-2.82%	3.15%	3.87%
VIP Asset Manager Portfolio - Investor Class A	-2.72%	3.32%	4.06%

A The initial offering of Investor Class shares took place on July 21, 2005. Returns prior to July 21, 2005 are those of Initial Class. Had Investor Class's transfer agent fee been reflected, returns prior to July 21, 2005 would have been lower.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Asset Manager Portfolio - Initial Class on December 31, 2001. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Extreme market volatility took center stage during the 12 months ending December 31, 2011, stealing the spotlight from signs of progress in the global economy. Early in the year, aggressive monetary stimulus by the U.S. federal government, improving credit-market conditions and solid corporate earnings buoyed most major asset classes. As the period progressed, however, fresh worries about sovereign debt in Europe, inflation in China, gridlock over raising the debt ceiling in the U.S. - along with Standard & Poor's early-August downgrade of the nation's long-term sovereign credit rating - and a dimmed outlook for global growth punctured investor confidence and ignited market instability. Domestic equities, as measured by the broad-based S&P 500® Index, gained 2.11%, easily outpacing the 13.61% decline of MSCI® ACWI® (All Country World Index) ex USA Index, a proxy for foreign stocks. Within the MSCI index, emerging markets declined the most (-18%), with investments here generally held back by a stronger U.S. dollar. The U.K. (-3%) fared better than the rest of Europe (-15%), which was the second-worst-performing index component. Bolstered by periodic flights to quality, U.S. investment-grade bonds posted a 7.84% advance, as reflected by the Barclays Capital® U.S. Aggregate Bond Index, outperforming the 4.37% gain of high-yield securities, as represented by The BofA Merrill LynchSM US High Yield Constrained Index. Hampered by financial woes in Europe, the sovereign debt of major developed markets outside the U.S. rose 4.86%, according to the Citigroup® Non-USD Group-of-Seven (G7) Equal Weighted Index, while the JPMorgan Emerging Markets Bond Index Global (EMBI Global) advanced 8.46%, despite the currency head wind.

Comments from Geoff Stein, Portfolio Manager of VIP Asset Manager Portfolio: For the year ending December 31, 2011, the fund's share classes underperformed the 1.92% return of the Fidelity Asset Manager 50% Composite Index. (For specific portfolio results, please see the performance section of this report.) Poor domestic equity security selection overwhelmed the modest benefit of favorable weighting decisions here, and was, by far, the biggest reason for the fund's underperformance. The U.S. equity subportfolio suffered the most during the third quarter when investors moved out of growth and cyclical stocks, which represented the bulk of its holdings, in favor of defensive sectors, such as utilities, consumer staples and health care. Various factors drove this shift, but the overriding one was a growing fear that the sovereign debt crisis in Europe might spin out of control. On a sector basis, energy, information technology, consumer discretionary and industrials all had a significant negative impact on the subportfolio's results during the year, mainly because of stock selection. Adverse positioning in materials and health care, along with underexposure to utilities, also hurt. Modest out-of-benchmark exposure to emerging-markets (EM) equities also hampered performance. EM stocks responded to the global flight from risk with greater volatility than either U.S. or foreign developed-markets equities, and performed considerably worse in U.S. dollar terms. A small allocation to commodities was another detractor, as this economically sensitive asset class struggled amid heightened concern about a global economic slowdown. On the plus side, underweighting foreign developed-markets equities outweighed weak security selection in that category. I continued to have a dim view of European markets, given the sharp fiscal and economic contrasts between core and peripheral eurozone countries. Additionally, I thought the euro was relatively unattractive and, since we do not hedge foreign currency exposure, wanted to limit the fund's allocation to it. In the investment-grade bond central fund, out-of-index holdings in Treasury Inflation-Protected Securities (TIPS) provided a nice boost, as did my well-timed tactical allocation to the asset class. I added the TIPS position during the summer, in time to benefit from the bouts of investor risk aversion that ensued during the remainder of the period. Lastly, out-of-benchmark allocations to high-yield bonds and floating-rate bank-loan securities were additional contributors.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2011 to December 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value July 1, 2011	Ending Account Value December 31, 2011	Expenses Paid During Period* July 1, 2011 to December 31, 2011
Initial Class	.63%
Actual		$ 1,000.00	$ 934.80	$ 3.07
HypotheticalA		$ 1,000.00	$ 1,022.03	$ 3.21
Service Class	.75%
Actual		$ 1,000.00	$ 934.00	$ 3.66
HypotheticalA		$ 1,000.00	$ 1,021.42	$ 3.82
Service Class 2.90%
Actual		$ 1,000.00	$ 933.60	$ 4.39
HypotheticalA		$ 1,000.00	$ 1,020.67	$ 4.58
Investor Class	.71%
Actual		$ 1,000.00	$ 934.40	$ 3.46
HypotheticalA		$ 1,000.00	$ 1,021.63	$ 3.62

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Stocks as of December 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.2	1.4
Chevron Corp.	0.9	0.9
United Continental Holdings, Inc.	0.8	0.8
Schlumberger Ltd.	0.6	0.8
Pioneer Natural Resources Co.	0.6	0.5
	5.1
Top Five Bond Issuers as of December 31, 2011
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	9.8	9.8
Fannie Mae	8.8	8.6
Freddie Mac	2.8	1.8
Ginnie Mae	2.5	2.7
Citigroup, Inc.	0.2	0.3
	24.1
Top Five Market Sectors as of December 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	12.5	9.9
Financials	11.1	10.4
Energy	9.2	9.1
Information Technology	8.2	8.8
Industrials	5.5	7.3
Asset Allocation (% of fund's net assets)
As of December 31, 2011 *		As of June 30, 2011 **
	Stock Class and Equity Futures*** 46.1%		Stock Class and Equity Futures**** 50.3%
	Bond Class 45.3%		Bond Class 42.2%
	Short-Term Class 8.6%		Short-Term Class 7.5%
* Foreign investments	18.0%	** Foreign investments	23.0%

*** Includes investment in Fidelity Commodity Strategy Central Fund of 1.4%.

**** Includes investment in Fidelity Commodity Strategy Central Fund of 1.0%.

Asset allocations in the pie charts reflect the categorization of assets as defined in the fund's prospectus in effect as of the time periods indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at advisor.fidelity.com.

Annual Report

Investments December 31, 2011

Showing Percentage of Net Assets

Common Stocks - 33.0%
	Shares	Value
CONSUMER DISCRETIONARY - 9.1%
Auto Components - 0.7%
Autoliv, Inc.	49,400	$ 2,642,406
BorgWarner, Inc. (a)	32,400	2,065,176
TRW Automotive Holdings Corp. (a)	131,200	4,277,120
		8,984,702
Automobiles - 0.4%
Ford Motor Co.	489,300	5,264,868
Diversified Consumer Services - 0.3%
Anhanguera Educacional Participacoes SA	55,400	597,649
Weight Watchers International, Inc.	50,000	2,750,500
		3,348,149
Hotels, Restaurants & Leisure - 0.5%
Arcos Dorados Holdings, Inc.	61,400	1,260,542
Panera Bread Co. Class A (a)	20,400	2,885,580
Yum! Brands, Inc.	30,200	1,782,102
		5,928,224
Household Durables - 0.7%
Gafisa SA sponsored ADR	241,200	1,109,520
KB Home	197,600	1,327,872
PulteGroup, Inc. (a)	707,500	4,464,325
Toll Brothers, Inc. (a)	67,500	1,378,350
		8,280,067
Internet & Catalog Retail - 0.2%
Amazon.com, Inc. (a)	6,000	1,038,600
Groupon, Inc. Class A (a)(d)	78,700	1,623,581
		2,662,181
Media - 0.7%
CBS Corp. Class B	129,100	3,503,774
The Walt Disney Co.	160,700	6,026,250
		9,530,024
Multiline Retail - 1.1%
Dollar General Corp. (a)	16,300	670,582
Dollar Tree, Inc. (a)	33,300	2,767,563
Lojas Renner SA	26,000	675,537
Macy's, Inc.	191,600	6,165,688
Target Corp.	63,100	3,231,982
		13,511,352
Specialty Retail - 2.1%
Dick's Sporting Goods, Inc.	34,300	1,264,984
Home Depot, Inc.	122,600	5,154,104
Limited Brands, Inc.	147,000	5,931,450
PetSmart, Inc.	25,600	1,313,024
Tiffany & Co., Inc.	14,300	947,518
TJX Companies, Inc.	85,000	5,486,750
Vitamin Shoppe, Inc. (a)	21,800	869,384
Williams-Sonoma, Inc.	145,000	5,582,500
		26,549,714

	Shares	Value
Textiles, Apparel & Luxury Goods - 2.4%
Arezzo Industria e Comercio SA	91,700	$ 1,141,821
Burberry Group PLC	69,200	1,273,614
Coach, Inc.	38,700	2,362,248
Deckers Outdoor Corp. (a)	91,300	6,899,541
Fossil, Inc. (a)	44,000	3,491,840
Michael Kors Holdings Ltd.	7,800	212,550
Michael Kors Holdings Ltd.	103,132	2,529,312
Prada SpA	110,800	501,458
PVH Corp.	29,900	2,107,651
Ralph Lauren Corp.	14,900	2,057,392
Under Armour, Inc. Class A (sub. vtg.) (a)	13,800	990,702
Vera Bradley, Inc. (a)(d)	70,200	2,263,950
VF Corp.	31,400	3,987,486
		29,819,565
TOTAL CONSUMER DISCRETIONARY		113,878,846
CONSUMER STAPLES - 1.2%
Beverages - 0.3%
Hansen Natural Corp. (a)	43,700	4,026,518
Food & Staples Retailing - 0.1%
Drogasil SA	98,506	685,714
Food Products - 0.4%
Green Mountain Coffee Roasters, Inc. (a)	121,100	5,431,335
Personal Products - 0.4%
Hengan International Group Co. Ltd.	320,000	2,993,330
Nu Skin Enterprises, Inc. Class A	50,200	2,438,214
		5,431,544
TOTAL CONSUMER STAPLES		15,575,111
ENERGY - 6.1%
Energy Equipment & Services - 1.6%
Baker Hughes, Inc.	95,600	4,649,984
Carbo Ceramics, Inc. (d)	14,800	1,825,284
Halliburton Co.	145,100	5,007,401
McDermott International, Inc. (a)	98,500	1,133,735
Schlumberger Ltd.	119,013	8,129,778
		20,746,182
Oil, Gas & Consumable Fuels - 4.5%
Anadarko Petroleum Corp.	51,300	3,915,729
Cabot Oil & Gas Corp.	19,800	1,502,820
Chevron Corp.	104,000	11,065,600
Concho Resources, Inc. (a)	62,300	5,840,625
Continental Resources, Inc. (a)	101,500	6,771,065
Hess Corp.	22,500	1,278,000
HollyFrontier Corp.	63,000	1,474,200
Kosmos Energy Ltd.	62,000	760,120
Marathon Oil Corp.	52,500	1,536,675
Oasis Petroleum, Inc. (a)	81,100	2,359,199
Occidental Petroleum Corp.	73,500	6,886,950
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Pioneer Natural Resources Co.	84,000	$ 7,516,320
Whiting Petroleum Corp. (a)	111,800	5,219,942
		56,127,245
TOTAL ENERGY		76,873,427
FINANCIALS - 1.3%
Capital Markets - 0.8%
Apollo Global Management LLC Class A	347,200	4,308,752
Morgan Stanley	411,100	6,219,943
		10,528,695
Diversified Financial Services - 0.4%
Citigroup, Inc.	174,100	4,580,571
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	78,100	1,188,682
TOTAL FINANCIALS		16,297,948
HEALTH CARE - 3.6%
Biotechnology - 0.7%
Alexion Pharmaceuticals, Inc. (a)	62,300	4,454,450
Clovis Oncology, Inc.	14,000	197,260
Inhibitex, Inc. (a)	60,000	656,400
InterMune, Inc. (a)	23,500	296,100
Vertex Pharmaceuticals, Inc. (a)	105,800	3,513,618
		9,117,828
Health Care Providers & Services - 1.8%
Accretive Health, Inc. (a)	91,200	2,095,776
HMS Holdings Corp. (a)	84,900	2,715,102
Humana, Inc.	73,000	6,395,530
UnitedHealth Group, Inc.	121,400	6,152,552
WellPoint, Inc.	75,200	4,982,000
		22,340,960
Health Care Technology - 0.1%
SXC Health Solutions Corp. (a)	26,200	1,473,364
Pharmaceuticals - 1.0%
Elan Corp. PLC sponsored ADR (a)	301,500	4,142,610
Shire PLC sponsored ADR	30,300	3,148,170
Valeant Pharmaceuticals International, Inc. (Canada)	100,450	4,700,950
		11,991,730
TOTAL HEALTH CARE		44,923,882
INDUSTRIALS - 3.2%
Airlines - 1.6%
Copa Holdings SA Class A	32,900	1,930,243
Delta Air Lines, Inc. (a)	856,125	6,926,051

	Shares	Value
Gol Linhas Aereas Inteligentes SA:
rights 1/26/12 (a)	5,205	$ 0
sponsored ADR (d)	104,500	692,835
United Continental Holdings, Inc. (a)	559,770	10,562,860
		20,111,989
Building Products - 0.2%
Owens Corning (a)	68,500	1,967,320
Commercial Services & Supplies - 0.0%
Swisher Hygiene, Inc.	135,158	505,491
Electrical Equipment - 0.1%
Roper Industries, Inc.	18,200	1,581,034
Machinery - 0.7%
Caterpillar, Inc.	12,800	1,159,680
Dover Corp.	18,500	1,073,925
Kennametal, Inc.	54,400	1,986,688
Parker Hannifin Corp.	32,200	2,455,250
Sandvik AB	33,100	406,240
WABCO Holdings, Inc. (a)	11,300	490,420
Weg SA	81,700	823,490
		8,395,693
Professional Services - 0.3%
Qualicorp SA	108,000	970,910
Robert Half International, Inc.	102,600	2,919,996
		3,890,906
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
Class A (a)(e)	59,100	1,401,261
Class A	59,300	1,406,003
Mills Estruturas e Servicos de Engenharia SA	95,400	906,280
		3,713,544
TOTAL INDUSTRIALS		40,165,977
INFORMATION TECHNOLOGY - 6.8%
Communications Equipment - 0.7%
Cisco Systems, Inc.	339,500	6,138,160
HTC Corp.	32,150	527,606
QUALCOMM, Inc.	14,900	815,030
Riverbed Technology, Inc. (a)	59,200	1,391,200
		8,871,996
Computers & Peripherals - 2.2%
Apple, Inc. (a)	68,300	27,661,500
Fusion-io, Inc.	10,100	244,420
		27,905,920
Internet Software & Services - 1.2%
Active Network, Inc.	51,500	700,400
Bankrate, Inc. (d)	68,600	1,474,900
Cornerstone OnDemand, Inc. (d)	66,800	1,218,432
Facebook, Inc. Class B (h)	8,621	215,525
Google, Inc. Class A (a)	9,600	6,200,640
Rackspace Hosting, Inc. (a)	54,100	2,326,841
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Renren, Inc. ADR (d)	33,100	$ 117,505
VeriSign, Inc.	49,400	1,764,568
YouKu.com, Inc. ADR (a)(d)	20,200	316,534
		14,335,345
IT Services - 0.6%
Cognizant Technology Solutions Corp. Class A (a)	77,300	4,971,163
MasterCard, Inc. Class A	7,700	2,870,714
		7,841,877
Semiconductors & Semiconductor Equipment - 0.8%
Altera Corp.	36,900	1,368,990
ASML Holding NV	84,600	3,535,434
Freescale Semiconductor Holdings I Ltd.	121,800	1,540,770
KLA-Tencor Corp.	24,300	1,172,475
NXP Semiconductors NV (a)	173,300	2,663,621
		10,281,290
Software - 1.3%
Ariba, Inc. (a)	21,511	604,029
Citrix Systems, Inc. (a)	55,100	3,345,672
CommVault Systems, Inc. (a)	23,900	1,021,008
Informatica Corp. (a)	110,700	4,088,151
Jive Software, Inc.	3,200	51,200
RealPage, Inc. (a)	54,500	1,377,215
salesforce.com, Inc. (a)	9,100	923,286
Taleo Corp. Class A (a)	40,200	1,555,338
VMware, Inc. Class A (a)	36,700	3,053,073
Zynga, Inc.	22,400	210,784
		16,229,756
TOTAL INFORMATION TECHNOLOGY		85,466,184
MATERIALS - 1.4%
Chemicals - 1.1%
Celanese Corp. Class A	83,000	3,674,410
Dow Chemical Co.	101,600	2,922,016
LyondellBasell Industries NV Class A	46,600	1,514,034
Rockwood Holdings, Inc. (a)	40,500	1,594,485
The Mosaic Co.	37,400	1,886,082
Westlake Chemical Corp.	51,700	2,080,408
		13,671,435
Metals & Mining - 0.3%
First Quantum Minerals Ltd.	115,900	2,281,810
Genel Energy PLC	73,100	879,898
		3,161,708
TOTAL MATERIALS		16,833,143

	Shares	Value
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
American Tower Corp. Class A	51,600	$ 3,096,516
TOTAL COMMON STOCKS (Cost $381,842,132)		413,111,034
Investment Companies - 2.5%

iShares Barclays TIPS Bond ETF (Cost $30,964,304)	273,300	31,891,377
Fixed-Income Funds - 43.8%

Fidelity Emerging Markets Debt Central Fund (g)	737,763	7,362,876
Fidelity Floating Rate Central Fund (g)	510,657	50,197,537
Fidelity High Income Central Fund 1 (g)	421,571	40,230,514
Fidelity VIP Investment Grade Central Fund (g)	4,181,369	450,082,516
TOTAL FIXED-INCOME FUNDS (Cost $524,471,789)		547,873,443
Equity Funds - 12.9%

Domestic Equity Funds - 1.4%
Fidelity Commodity Strategy Central Fund (g)	1,642,711	17,527,726
International Equity Funds - 11.5%
Fidelity Emerging Markets Equity Central Fund (g)	131,671	22,958,221
Fidelity International Equity Central Fund (g)	2,021,563	121,293,806
TOTAL INTERNATIONAL EQUITY FUNDS		144,252,027
TOTAL EQUITY FUNDS (Cost $194,472,961)		161,779,753
U.S. Treasury Obligations - 0.2%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.01% 2/23/12 (f) (Cost $2,749,938)	$ 2,750,000	2,749,951
Money Market Funds - 8.1%
	Shares	Value

Fidelity Cash Central Fund, 0.11% (b)	85,533,317	$ 85,533,317
Fidelity Money Market Central Fund, 0.39% (b)	10,373,893	10,373,893
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	5,907,973	5,907,973
TOTAL MONEY MARKET FUNDS (Cost $101,815,183)		101,815,183
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $1,236,316,307)	1,259,220,741
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(6,886,306)
NET ASSETS - 100%	$ 1,252,334,435
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
77 CME E-mini S&P 500 Index Contracts	March 2012	$ 4,822,510	$ (1,656)

The face value of futures purchased as a percentage of net assets is 0.4%
Security Type Abbreviations
ETFs - Exchange-Traded Funds
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,401,261 or 0.1% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $499,991.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $215,525 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Facebook, Inc. Class B	5/19/11	$ 215,930
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$ 75,386
Fidelity Commodity Strategy Central Fund	11,259
Fidelity Emerging Markets Debt Central Fund	349,874
Fidelity Emerging Markets Equity Central Fund	442,984
Fidelity Floating Rate Central Fund	2,149,726
Fidelity High Income Central Fund 1	3,464,817
Fidelity International Equity Central Fund	4,753,912
Fidelity Money Market Central Fund	77,804
Fidelity Securities Lending Cash Central Fund	107,210
Fidelity VIP Investment Grade Central Fund	17,801,249
Total	$ 29,234,221
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 22,829,987	$ 26,549,557	$ 28,964,427	$ 17,527,726	1.6%
Fidelity Emerging Markets Debt Central Fund	-	7,379,457	-	7,362,876	6.6%
Fidelity Emerging Markets Equity Central Fund	44,864,395	746,664	15,499,678	22,958,221	8.2%
Fidelity Floating Rate Central Fund	45,723,024	13,697,848	8,408,001	50,197,537	1.8%
Fidelity High Income Central Fund 1	52,973,765	3,464,169	15,208,618	40,230,514	8.1%
Fidelity International Equity Central Fund	162,878,293	15,803,760	31,835,959	121,293,806	8.4%
Fidelity VIP Investment Grade Central Fund	494,551,472	54,815,665	111,415,118	450,082,516	11.9%
Total	$ 823,820,936	$ 122,457,120	$ 211,331,801	$ 709,653,196
Other Information

The following is a summary of the inputs used, as of December 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 113,878,846	$ 111,349,534	$ 2,529,312	$ -
Consumer Staples	15,575,111	15,575,111	-	-
Energy	76,873,427	76,873,427	-	-
Financials	16,297,948	16,297,948	-	-
Health Care	44,923,882	44,923,882	-	-
Industrials	40,165,977	40,165,977	-	-
Information Technology	85,466,184	85,250,659	-	215,525
Materials	16,833,143	16,833,143	-	-
Telecommunication Services	3,096,516	3,096,516	-	-
Investment Companies	31,891,377	31,891,377	-	-
U.S. Government and Government Agency Obligations	2,749,951	-	2,749,951	-
Fixed-Income Funds	547,873,443	547,873,443	-	-
Money Market Funds	101,815,183	101,815,183	-	-
Equity Funds	161,779,753	161,779,753	-	-
Total Investments in Securities:	$ 1,259,220,741	$ 1,253,725,953	$ 5,279,263	$ 215,525
Derivative Instruments:
Liabilities
Futures Contracts	$ (1,656)	$ (1,656)	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 1,211,550
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(405)
Cost of Purchases	215,930
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(1,211,550)
Ending Balance	$ 215,525
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2011	$ (405)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of December 31, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (1,656)
Total Value of Derivatives	$ -	$ (1,656)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	24.1%
AAA,AA,A	6.4%
BBB	5.3%
BB	2.8%
B	4.3%
CCC,CC,C	0.5%
D	0.0%**
Not Rated	0.8%
Equities *	48.5%
Short-Term Investments and Net Other Assets	7.3%
100.0%
* Includes investment in Fidelity Commodity Strategy Central Fund of 1.4%.
** Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	82.0%
United Kingdom	2.9%
Japan	1.6%
Brazil	1.4%
Canada	1.2%
Others (Individually Less Than 1%)	10.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2011

Assets
Investment in securities, at value (including securities loaned of $5,723,701) - See accompanying schedule: Unaffiliated issuers (cost $415,556,374)	$ 447,752,362
Fidelity Central Funds (cost $820,759,933)	811,468,379
Total Investments (cost $1,236,316,307)		$ 1,259,220,741
Cash		23,405
Foreign currency held at value (cost $20)		20
Receivable for investments sold		117,471
Receivable for fund shares sold		133,998
Dividends receivable		401,987
Distributions receivable from Fidelity Central Funds		59,045
Prepaid expenses		3,529
Other receivables		74,982
Total assets		1,260,035,178

Liabilities
Payable for fund shares redeemed	1,028,197
Accrued management fee	533,011
Distribution and service plan fees payable	7,455
Payable for daily variation margin on futures contracts	18,482
Other affiliated payables	120,786
Other payables and accrued expenses	84,839
Collateral on securities loaned, at value	5,907,973
Total liabilities		7,700,743

Net Assets		$ 1,252,334,435
Net Assets consist of:
Paid in capital		$ 1,267,463,219
Distributions in excess of net investment income		(52,107)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(37,978,169)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		22,901,492
Net Assets		$ 1,252,334,435

Statement of Assets and Liabilities - continued

December 31, 2011

Initial Class: Net Asset Value, offering price and redemption price per share ($1,108,494,466 ÷ 80,333,985 shares)	$ 13.80

Service Class: Net Asset Value, offering price and redemption price per share ($8,042,439 ÷ 586,579 shares)	$ 13.71

Service Class 2: Net Asset Value, offering price and redemption price per share ($32,507,838 ÷ 2,396,028 shares)	$ 13.57

Investor Class: Net Asset Value, offering price and redemption price per share ($103,289,692 ÷ 7,514,889 shares)	$ 13.74

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended December 31, 2011

Investment Income
Dividends		$ 5,330,125
Interest		655
Income from Fidelity Central Funds		29,234,221
Total income		34,565,001

Expenses
Management fee	$ 6,942,504
Transfer agent fees	1,092,364
Distribution and service plan fees	97,657
Accounting and security lending fees	553,775
Custodian fees and expenses	30,187
Independent trustees' compensation	5,263
Appreciation in deferred trustee compensation account	13
Audit	50,425
Legal	10,678
Miscellaneous	13,596
Total expenses before reductions	8,796,462
Expense reductions	(142,804)	8,653,658
Net investment income (loss)		25,911,343
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	68,606,154
Fidelity Central Funds	6,508,074
Foreign currency transactions	(130,537)
Futures contracts	(789,641)
Capital gain distributions from Fidelity Central Funds	8,341,557
Total net realized gain (loss)		82,535,607
Change in net unrealized appreciation (depreciation) on: Investment securities	(140,550,894)
Assets and liabilities in foreign currencies	(2,290)
Futures contracts	(154,488)
Total change in net unrealized appreciation (depreciation)		(140,707,672)
Net gain (loss)		(58,172,065)
Net increase (decrease) in net assets resulting from operations		$ (32,260,722)

Statement of Changes in Net Assets

	Year ended December 31, 2011	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 25,911,343	$ 23,180,903
Net realized gain (loss)	82,535,607	111,599,649
Change in net unrealized appreciation (depreciation)	(140,707,672)	46,878,640
Net increase (decrease) in net assets resulting from operations	(32,260,722)	181,659,192
Distributions to shareholders from net investment income	(25,842,847)	(22,808,550)
Distributions to shareholders from net realized gain	(6,349,020)	(6,928,726)
Total distributions	(32,191,867)	(29,737,276)
Share transactions - net increase (decrease)	(108,450,453)	(91,985,209)
Total increase (decrease) in net assets	(172,903,042)	59,936,707

Net Assets
Beginning of period	1,425,237,477	1,365,300,770
End of period (including Distributions in excess of net investment income of $52,107 and undistributed net investment income of $13,054, respectively)	$ 1,252,334,435	$ 1,425,237,477

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Initial Class

Years ended December 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 14.54	$ 13.00	$ 10.31	$ 16.58	$ 15.71
Income from Investment Operations
Net investment income (loss) C	.28	.23	.26	.36	.44
Net realized and unrealized gain (loss)	(.66)	1.62	2.73	(4.75)	1.88
Total from investment operations	(.38)	1.85	2.99	(4.39)	2.32
Distributions from net investment income	(.29)	(.24)	(.28)	(.37)	(1.00)
Distributions from net realized gain	(.07)	(.07)	(.02)	(1.51)	(.45)
Total distributions	(.36)	(.31)	(.30)	(1.88)	(1.45)
Net asset value, end of period	$ 13.80	$ 14.54	$ 13.00	$ 10.31	$ 16.58
Total ReturnA,B	(2.56)%	14.26%	29.11%	(28.76)%	15.57%
Ratios to Average Net AssetsD,F
Expenses before reductions	.63%	.63%	.67%	.63%	.63%
Expenses net of fee waivers, if any	.63%	.63%	.67%	.63%	.63%
Expenses net of all reductions	.62%	.62%	.66%	.63%	.62%
Net investment income (loss)	1.91%	1.72%	2.31%	2.62%	2.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,108,494	$ 1,279,306	$ 1,249,955	$ 1,093,133	$ 1,791,647
Portfolio turnover rateE	56%	54%	95%	90%	99%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

Years ended December 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 14.45	$ 12.92	$ 10.25	$ 16.48	$ 15.61
Income from Investment Operations
Net investment income (loss)C	.26	.22	.25	.34	.42
Net realized and unrealized gain (loss)	(.65)	1.60	2.71	(4.71)	1.86
Total from investment operations	(.39)	1.82	2.96	(4.37)	2.28
Distributions from net investment income	(.28)	(.22)	(.27)	(.35)	(.96)
Distributions from net realized gain	(.07)	(.07)	(.02)	(1.51)	(.45)
Total distributions	(.35)	(.29)	(.29)	(1.86)	(1.41)
Net asset value, end of period	$ 13.71	$ 14.45	$ 12.92	$ 10.25	$ 16.48
Total ReturnA,B	(2.69)%	14.14%	28.94%	(28.82)%	15.36%
Ratios to Average Net AssetsD,F
Expenses before reductions	.75%	.75%	.79%	.75%	.74%
Expenses net of fee waivers, if any	.74%	.74%	.79%	.75%	.74%
Expenses net of all reductions	.74%	.73%	.78%	.75%	.74%
Net investment income (loss)	1.79%	1.60%	2.18%	2.50%	2.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,042	$ 8,613	$ 8,230	$ 7,413	$ 13,530
Portfolio turnover rateE	56%	54%	95%	90%	99%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class 2

Years ended December 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 14.30	$ 12.79	$ 10.15	$ 16.34	$ 15.47
Income from Investment Operations
Net investment income (loss)C	.24	.19	.23	.32	.39
Net realized and unrealized gain (loss)	(.65)	1.59	2.68	(4.67)	1.85
Total from investment operations	(.41)	1.78	2.91	(4.35)	2.24
Distributions from net investment income	(.25)	(.20)	(.25)	(.33)	(.92)
Distributions from net realized gain	(.07)	(.07)	(.02)	(1.51)	(.45)
Total distributions	(.32)	(.27)	(.27)	(1.84)	(1.37)
Net asset value, end of period	$ 13.57	$ 14.30	$ 12.79	$ 10.15	$ 16.34
Total ReturnA,B	(2.82)%	13.96%	28.76%	(28.95)%	15.24%
Ratios to Average Net AssetsD,F
Expenses before reductions	.90%	.90%	.93%	.90%	.89%
Expenses net of fee waivers, if any	.89%	.89%	.93%	.90%	.89%
Expenses net of all reductions	.89%	.88%	.92%	.89%	.89%
Net investment income (loss)	1.64%	1.46%	2.04%	2.36%	2.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 32,508	$ 39,148	$ 39,475	$ 37,360	$ 59,670
Portfolio turnover rateE	56%	54%	95%	90%	99%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Investor Class

Years ended December 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 14.49	$ 12.96	$ 10.28	$ 16.53	$ 15.67
Income from Investment Operations
Net investment income (loss)C	.27	.22	.25	.34	.42
Net realized and unrealized gain (loss)	(.67)	1.61	2.73	(4.72)	1.87
Total from investment operations	(.40)	1.83	2.98	(4.38)	2.29
Distributions from net investment income	(.28)	(.23)	(.28)	(.36)	(.98)
Distributions from net realized gain	(.07)	(.07)	(.02)	(1.51)	(.45)
Total distributions	(.35)	(.30)	(.30)	(1.87)	(1.43)
Net asset value, end of period	$ 13.74	$ 14.49	$ 12.96	$ 10.28	$ 16.53
Total ReturnA,B	(2.72)%	14.16%	29.01%	(28.79)%	15.38%
Ratios to Average Net AssetsD,F
Expenses before reductions	.71%	.72%	.77%	.73%	.75%
Expenses net of fee waivers, if any	.71%	.71%	.77%	.73%	.75%
Expenses net of all reductions	.70%	.70%	.76%	.72%	.74%
Net investment income (loss)	1.82%	1.63%	2.21%	2.53%	2.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 103,290	$ 98,171	$ 67,641	$ 51,264	$ 46,555
Portfolio turnover rateE	56%	54%	95%	90%	99%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2011

1. Organization.

VIP Asset Manager Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Commodity Strategy Central Fund	FMR Co., Inc. (FMRC)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in wholly-owned subsidiary organized under the laws of the Cayman Islands Repurchase Agreements Restricted Securities	.05%
Fidelity Emerging Markets Debt Central Fund	FMRC	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Repurchase Agreements Restricted Securities	.02%
Fidelity Emerging Markets Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Repurchase Agreements Restricted Securities	.12%
Fidelity International Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Foreign Securities Repurchase Agreements Restricted Securities	.02%
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	.00%**
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	.00%**
VIP Investment Grade Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks a high level of current income by normally investing in investment-grade debt securities and repurchase agreements.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements	.00%**
Fidelity Money Market Central Funds	FIMM	Seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	.00%**

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

** Amount represents less than 0.01%.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

Annual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the Fidelity Central Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's NAV. Based on their most recent shareholder report date, expenses of the Fidelity Central Funds ranged from 0.00% to 0.12%.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. As of December 31, 2011, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Fidelity Central Funds, in-kind transactions, futures transactions, foreign currency transactions, market discount, partnerships, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 116,128,920
Gross unrealized depreciation	(72,615,754)
Net unrealized appreciation (depreciation) on securities and other investments	$ 43,513,166

Tax Cost	$ 1,215,707,575

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (46,050,301)
Net unrealized appreciation (depreciation)	$ 43,511,880

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (12,728,760)
2017	(33,321,541)
Total with expiration	$ (46,050,301)

The tax character of distributions paid was as follows:

	December 31, 2011	December 31, 2010
Ordinary Income	$ 32,191,867	$ 29,737,276

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Annual Report

Notes to Financial Statements - continued

5. Derivative Instruments - continued

Futures Contracts - continued

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

During the period the Fund recognized net realized gain (loss) of ($789,641) and a change in net unrealized appreciation (depreciation) of ($154,488) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities, aggregated $724,149,634 and $861,984,720, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .51% of the Fund's average net assets.

FMR pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

During the period, FMR waived a portion of its management fee as described in the Expense Reductions note.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 8,450
Service Class 2	89,207
$ 97,657

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0045% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. FIIOC voluntarily agreed to waive this fee for the period August 1, 2011 through December 31, 2011 (see Expense Reductions note). For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 886,498
Service Class	7,624
Service Class 2	31,800
Investor Class	166,442
$ 1,092,364

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Annual Report

7. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $9,483 for the period.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,281 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $107,210, including $351 from securities loaned to FCM.

10. Expense Reductions.

FMR has contractually agreed to waive the Fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary of Fidelity Commodity Strategy Central Fund based on the Fund's proportionate ownership of the Central Fund. During the period, this waiver reduced the Fund's management fee by $8,333.

FMR or its affiliates agreed to waive certain fees during the period as noted in the table below.

Initial Class	$ 21,424
Service Class	149
Service Class 2	627
Investor Class	1,849
$ 24,049

In addition, many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $110,422 for the period.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2011	2010
From net investment income
Initial Class	$ 23,022,892	$ 20,670,020
Service Class	160,851	130,466
Service Class 2	593,309	539,940
Investor Class	2,065,795	1,468,124
Total	$ 25,842,847	$ 22,808,550
From net realized gain
Initial Class	$ 5,619,969	$ 6,228,074
Service Class	41,281	42,354
Service Class 2	168,200	193,184
Investor Class	519,570	465,114
Total	$ 6,349,020	$ 6,928,726

Annual Report

Notes to Financial Statements - continued

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2011	2010	2011	2010
Initial Class
Shares sold	2,032,042	2,953,816	$ 29,814,044	$ 40,305,021
Reinvestment of distributions	2,095,692	1,875,132	28,642,861	26,898,094
Shares redeemed	(11,767,286)	(12,990,962)	(172,535,615)	(175,862,426)
Net increase (decrease)	(7,639,552)	(8,162,014)	$ (114,078,710)	$ (108,659,311)
Service Class
Shares sold	66,601	217,938	$ 965,850	$ 2,870,314
Reinvestment of distributions	14,888	12,117	202,132	172,820
Shares redeemed	(90,853)	(270,940)	(1,318,556)	(3,659,374)
Net increase (decrease)	(9,364)	(40,885)	$ (150,574)	$ (616,240)
Service Class 2
Shares sold	285,148	317,970	$ 4,083,615	$ 4,248,620
Reinvestment of distributions	56,660	51,977	761,509	733,124
Shares redeemed	(683,186)	(718,587)	(9,913,610)	(9,598,684)
Net increase (decrease)	(341,378)	(348,640)	$ (5,068,486)	$ (4,616,940)
Investor Class
Shares sold	1,843,689	2,175,761	$ 27,115,486	$ 30,128,589
Reinvestment of distributions	189,888	135,106	2,585,365	1,933,238
Shares redeemed	(1,295,411)	(754,597)	(18,853,534)	(10,154,545)
Net increase (decrease)	738,166	1,556,270	$ 10,847,317	$ 21,907,282

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 32% of the total outstanding shares of the Fund and two otherwise unaffiliated shareholders were the owners of record of 28% of the total outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products Fund V and Shareholders of VIP Asset Manager Portfolio:

We have audited the accompanying statement of assets and liabilities of VIP Asset Manager Portfolio (the Fund), a fund of Variable Insurance Products Fund V, including the schedule of investments, as of December 31, 2011, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodians and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of VIP Asset Manager Portfolio as of December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 17, 2012

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 203 funds advised by FMR or an affiliate. Mr. Curvey oversees 429 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (69)

Year of Election or Appointment: 2007

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (64)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (57)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2007

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Derek L. Young (47)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young also serves as President and a Director of Strategic Advisers, Inc. (2011-present), President of the Global Asset Allocation Group (2011-present), and as Vice Chairman of Pyramis Global Advisers, LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of the Global Asset Allocation Group (2009-2011) and as a portfolio manager.

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (50)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Joseph F. Zambello (54)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II (2011-present), Deputy Treasurer of other Fidelity funds (2008-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

A total of 6.52% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Initial Class designates 4% and 10%; Service Class designates 4% and 11%; Service Class 2 designates 4% and 12%; and Investor Class designates 4% and 11%; of the dividends distributed in February and December, respectively, during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

VIP Asset Manager Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Nominating and Governance, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, the cumulative total returns of Initial Class and Service Class 2 of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of Initial Class and Service Class 2 show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's three asset classes according to their respective weightings in the fund's neutral mix.

VIP Asset Manager Portfolio

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Initial Class of the fund was in the first quartile for all the periods shown. The Board also noted that the investment performance of Initial Class of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Annual Report

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 23% means that 77% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

VIP Asset Manager Portfolio

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Initial Class, Investor Class, and Service Class ranked below its competitive median for 2010 and the total expense ratio of Service Class 2 ranked above its competitive median for 2010. The Board considered that various factors, including 12b-1 fees and relatively higher other expenses in the case of small fund size, can affect total expense ratios. The Board noted that the total expense ratio of Service Class 2 was above the median due to 12b-1 fees and that the funds and classes in the Total Mapped Group that have a similar sales load structure included classes with no 12b-1 fees. Excluding the 12b-1 fees, the total expense ratio of Service Class 2 ranked below its competitive median for 2010. The Board also noted that Investor Class has higher transfer agent fees than traditional variable annuity classes because it is designed for lower cost annuity products, where the majority of servicing costs are incorporated into the funds' total expense ratios rather than being paid at the annuity level. The Board noted that the fund offers multiple classes, each of which has a different 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although Service Class 2 was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes; (vi) the reasons why certain expenses affect various funds and classes differently; (vii) Fidelity's transfer agent fees, expenses, and services and how the benefits of decreased costs and new efficiencies can be shared across all of the Fidelity funds; (viii) the reasons for and consequences of changes to certain product lines compared to competitors; (ix) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Investments Money Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VIPAM-ANN-0212
1.540206.114

Fidelity® Variable Insurance Products:
Asset Manager: Growth Portfolio

Annual Report

December 31, 2011

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listings, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2011	Past 1 year	Past 5 years	Past 10 years
VIP Asset Manager: Growth Portfolio - Initial Class	-6.17%	2.07%	3.12%
VIP Asset Manager: Growth Portfolio - Service Class	-6.26%	1.95%	3.01%
VIP Asset Manager: Growth Portfolio - Service Class 2	-6.39%	1.79%	2.82%
VIP Asset Manager: Growth Portfolio - Investor Class A	-6.20%	1.97%	3.04%

A The initial offering of Investor Class shares took place on July 21, 2005. Returns prior to July 21, 2005 are those of Initial Class. Had Investor Class's transfer agent fee been reflected, returns prior to July 21, 2005 would have been lower.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Asset Manager: Growth Portfolio - Initial Class on December 31, 2001. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Extreme market volatility took center stage during the 12 months ending December 31, 2011, stealing the spotlight from signs of progress in the global economy. Early in the year, aggressive monetary stimulus by the U.S. federal government, improving credit-market conditions and solid corporate earnings buoyed most major asset classes. As the period progressed, however, fresh worries about sovereign debt in Europe, inflation in China, gridlock over raising the debt ceiling in the U.S. - along with Standard & Poor's early-August downgrade of the nation's long-term sovereign credit rating - and a dimmed outlook for global growth punctured investor confidence and ignited market instability. Domestic equities, as measured by the broad-based S&P 500® Index, gained 2.11%, easily outpacing the 13.61% decline of MSCI® ACWI® (All Country World Index) ex USA Index, a proxy for foreign stocks. Within the MSCI index, emerging markets declined the most (-18%), with investments here generally held back by a stronger U.S. dollar. The U.K. (-3%) fared better than the rest of Europe (-15%), which was the second-worst-performing index component. Bolstered by periodic flights to quality, U.S. investment-grade bonds posted a 7.84% advance, as reflected by the Barclays Capital® U.S. Aggregate Bond Index, outperforming the 4.37% gain of high-yield securities, as represented by The BofA Merrill LynchSM US High Yield Constrained Index. Hampered by financial woes in Europe, the sovereign debt of major developed markets outside the U.S. rose 4.86%, according to the Citigroup® Non-USD Group-of-Seven (G7) Equal Weighted Index, while the JPMorgan Emerging Markets Bond Index Global (EMBI Global) advanced 8.46%, despite the currency head wind.

Comments from Geoff Stein, Portfolio Manager of VIP Asset Manager: Growth Portfolio: For the year ending December 31, 2011, the fund's share classes sharply underperformed the 0.10% return of the Fidelity Asset Manager 70% Composite Index. (For specific portfolio results, please see the performance section of this report.) Poor domestic equity security selection overwhelmed the modest benefit of favorable weighting decisions here, and was, by far, the biggest reason for the fund's underperformance. The U.S. equity subportfolio suffered the most during the third quarter when investors moved out of growth and cyclical stocks, which represented the bulk of its holdings, in favor of defensive sectors, such as utilities, consumer staples and health care. Various factors drove this shift, but the overriding one was a growing fear that the sovereign debt crisis in Europe might spin out of control. On a sector basis, energy, information technology, consumer discretionary and industrials all had a significant negative impact on the subportfolio's results during the year, mainly because of stock selection. Adverse positioning in materials and health care, along with underexposure to utilities, also hurt. Modest out-of-benchmark exposure to emerging-markets (EM) equities also hampered performance. EM stocks responded to the global flight from risk with greater volatility than either U.S. or foreign developed-markets equities, and performed considerably worse in U.S. dollar terms. A small allocation to commodities was another detractor, as this economically sensitive asset class struggled amid heightened concern about a global economic slowdown. On the plus side, underweighting foreign developed-markets equities outweighed weak security selection in that category. I continued to have a dim view of European markets, given the sharp fiscal and economic contrasts between core and peripheral eurozone countries. Additionally, I thought the euro was relatively unattractive and, since we do not hedge foreign currency exposure, wanted to limit the fund's allocation to it. In the investment-grade bond central fund, out-of-index holdings in Treasury Inflation-Protected Securities (TIPS) provided a nice boost, as did my well-timed tactical allocation to the asset class. I added the TIPS position during the summer, in time to benefit from the bouts of investor risk aversion that ensued during the remainder of the period. Lastly, out-of-benchmark allocations to high-yield bonds and floating-rate bank-loan securities were additional contributors.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2011 to December 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value July 1, 2011	Ending Account Value December 31, 2011	Expenses Paid During Period* July 1, 2011 to December 31, 2011
Initial Class	.72%
Actual		$ 1,000.00	$ 896.90	$ 3.44
HypotheticalA		$ 1,000.00	$ 1,021.58	$ 3.67
Service Class	.82%
Actual		$ 1,000.00	$ 896.30	$ 3.92
HypotheticalA		$ 1,000.00	$ 1,021.07	$ 4.18
Service Class 2	1.01%
Actual		$ 1,000.00	$ 895.60	$ 4.83
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.14
Investor Class	.80%
Actual		$ 1,000.00	$ 896.40	$ 3.82
HypotheticalA		$ 1,000.00	$ 1,021.17	$ 4.08

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of December 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	3.1	2.0
Chevron Corp.	1.2	1.3
United Continental Holdings, Inc.	1.2	1.2
Schlumberger Ltd.	0.9	1.2
Pioneer Natural Resources Co.	0.8	0.7
Delta Air Lines, Inc.	0.8	0.7
Deckers Outdoor Corp.	0.8	0.8
Occidental Petroleum Corp.	0.8	0.4
Continental Resources, Inc.	0.7	0.6
Humana, Inc.	0.7	0.5
	11.0
Market Sectors as of December 31, 2011
(stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	14.5	10.8
Information Technology	10.6	11.4
Energy	10.4	10.6
Industrials	6.5	8.8
Health Care	6.4	7.2
Financials	5.9	5.7
Materials	3.7	7.6
Consumer Staples	3.7	4.2
Telecommunication Services	1.4	1.1
Utilities	0.8	1.0
Asset Allocation (% of fund's net assets)
As of December 31, 2011*		As of June 30, 2011**
	Stock Class*** 65.2%		Stock Class and Equity Futures**** 69.7%
	Bond Class 28.3%		Bond Class 26.5%
	Short-Term Class 6.5%		Short-Term Class 3.8%
* Foreign investments	24.1%	** Foreign investments	30.4%

*** Includes investment in Fidelity Commodity Strategy Central Fund of 1.7%

**** Includes investment in Fidelity Commodity Strategy Central Fund of 1.1%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at advisor.fidelity.com.

Annual Report

Investments December 31, 2011

Showing Percentage of Net Assets

Common Stocks - 46.6%
	Shares	Value
CONSUMER DISCRETIONARY - 12.9%
Auto Components - 1.0%
Autoliv, Inc.	9,000	$ 481,410
BorgWarner, Inc. (a)	5,900	376,066
TRW Automotive Holdings Corp. (a)	23,300	759,580
		1,617,056
Automobiles - 0.6%
Ford Motor Co.	88,100	947,956
Diversified Consumer Services - 0.4%
Anhanguera Educacional Participacoes SA	9,900	106,800
Weight Watchers International, Inc.	8,900	489,589
		596,389
Hotels, Restaurants & Leisure - 0.7%
Arcos Dorados Holdings, Inc.	11,300	231,989
Panera Bread Co. Class A (a)	3,800	537,510
Yum! Brands, Inc.	5,400	318,654
		1,088,153
Household Durables - 0.9%
Gafisa SA sponsored ADR	43,600	200,560
KB Home	35,500	238,560
PulteGroup, Inc. (a)	126,900	800,739
Toll Brothers, Inc. (a)	12,100	247,082
		1,486,941
Internet & Catalog Retail - 0.3%
Amazon.com, Inc. (a)	1,000	173,100
Groupon, Inc. Class A (a)(d)	14,100	290,883
		463,983
Media - 1.1%
CBS Corp. Class B	23,200	629,648
The Walt Disney Co.	29,100	1,091,250
		1,720,898
Multiline Retail - 1.5%
Dollar General Corp. (a)	2,900	119,306
Dollar Tree, Inc. (a)	6,000	498,660
Lojas Renner SA	4,800	124,714
Macy's, Inc.	34,900	1,123,082
Target Corp.	11,300	578,786
		2,444,548
Specialty Retail - 3.0%
Dick's Sporting Goods, Inc.	6,100	224,968
Home Depot, Inc.	21,900	920,676
Limited Brands, Inc.	26,300	1,061,205
PetSmart, Inc.	4,600	235,934
Tiffany & Co., Inc.	2,500	165,650
TJX Companies, Inc.	15,300	987,615
Vitamin Shoppe, Inc. (a)	3,800	151,544
Williams-Sonoma, Inc.	25,900	997,150
		4,744,742

	Shares	Value
Textiles, Apparel & Luxury Goods - 3.4%
Arezzo Industria e Comercio SA	16,400	$ 204,208
Burberry Group PLC	12,300	226,379
Coach, Inc.	6,800	415,072
Deckers Outdoor Corp. (a)	16,200	1,224,234
Fossil, Inc. (a)	8,500	674,560
Michael Kors Holdings Ltd.	1,000	27,250
Michael Kors Holdings Ltd.	20,634	506,049
Prada SpA	20,600	93,231
PVH Corp.	5,700	401,793
Ralph Lauren Corp.	2,700	372,816
Under Armour, Inc. Class A (sub. vtg.) (a)	2,500	179,475
Vera Bradley, Inc. (a)(d)	12,500	403,125
VF Corp.	5,700	723,843
		5,452,035
TOTAL CONSUMER DISCRETIONARY		20,562,701
CONSUMER STAPLES - 1.7%
Beverages - 0.4%
Hansen Natural Corp. (a)	7,800	718,692
Food & Staples Retailing - 0.1%
Drogasil SA	16,035	111,622
Food Products - 0.6%
Green Mountain Coffee Roasters, Inc. (a)	20,900	937,365
Personal Products - 0.6%
Hengan International Group Co. Ltd.	57,000	533,187
Nu Skin Enterprises, Inc. Class A	9,100	441,987
		975,174
TOTAL CONSUMER STAPLES		2,742,853
ENERGY - 8.6%
Energy Equipment & Services - 2.3%
Baker Hughes, Inc.	17,100	831,744
Carbo Ceramics, Inc.	2,500	308,325
Halliburton Co.	25,900	893,809
McDermott International, Inc. (a)	17,700	203,727
Schlumberger Ltd.	21,314	1,455,959
		3,693,564
Oil, Gas & Consumable Fuels - 6.3%
Anadarko Petroleum Corp.	9,300	709,869
Cabot Oil & Gas Corp.	3,600	273,240
Chevron Corp.	18,600	1,979,040
Concho Resources, Inc. (a)	11,200	1,050,000
Continental Resources, Inc. (a)(d)	18,100	1,207,451
Hess Corp.	4,000	227,200
HollyFrontier Corp.	11,300	264,420
Kosmos Energy Ltd.	11,100	136,086
Marathon Oil Corp.	9,400	275,138
Oasis Petroleum, Inc. (a)(d)	14,400	418,896
Occidental Petroleum Corp.	13,000	1,218,100
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Pioneer Natural Resources Co.	15,100	$ 1,351,148
Whiting Petroleum Corp. (a)	20,200	943,138
		10,053,726
TOTAL ENERGY		13,747,290
FINANCIALS - 1.9%
Capital Markets - 1.2%
Apollo Global Management LLC Class A	62,000	769,420
Morgan Stanley	73,900	1,118,107
		1,887,527
Diversified Financial Services - 0.5%
Citigroup, Inc.	31,600	831,396
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	14,300	217,646
TOTAL FINANCIALS		2,936,569
HEALTH CARE - 5.1%
Biotechnology - 1.0%
Alexion Pharmaceuticals, Inc. (a)	11,200	800,800
Clovis Oncology, Inc.	1,800	25,362
Inhibitex, Inc. (a)	10,800	118,152
InterMune, Inc. (a)	4,300	54,180
Vertex Pharmaceuticals, Inc. (a)	18,900	627,669
		1,626,163
Health Care Providers & Services - 2.5%
Accretive Health, Inc. (a)	16,300	374,574
HMS Holdings Corp. (a)	15,400	492,492
Humana, Inc.	13,000	1,138,930
UnitedHealth Group, Inc.	21,700	1,099,756
WellPoint, Inc.	13,400	887,750
		3,993,502
Health Care Technology - 0.2%
SXC Health Solutions Corp. (a)	4,700	264,306
Pharmaceuticals - 1.4%
Elan Corp. PLC sponsored ADR (a)	53,900	740,586
Shire PLC sponsored ADR	5,400	561,060
Valeant Pharmaceuticals International, Inc. (Canada)	18,006	842,661
		2,144,307
TOTAL HEALTH CARE		8,028,278
INDUSTRIALS - 4.5%
Airlines - 2.3%
Copa Holdings SA Class A	5,800	340,286
Delta Air Lines, Inc. (a)	152,800	1,236,152

	Shares	Value
Gol Linhas Aereas Inteligentes SA:
rights 1/26/12 (a)	941	$ 0
sponsored ADR	18,900	125,307
United Continental Holdings, Inc. (a)	100,085	1,888,604
		3,590,349
Building Products - 0.2%
Owens Corning (a)	12,200	350,384
Commercial Services & Supplies - 0.1%
Swisher Hygiene, Inc.	24,821	92,831
Electrical Equipment - 0.2%
Roper Industries, Inc.	3,400	295,358
Machinery - 0.9%
Caterpillar, Inc.	2,300	208,380
Dover Corp.	3,400	197,370
Kennametal, Inc.	9,700	354,244
Parker Hannifin Corp.	5,700	434,625
Sandvik AB	5,700	69,957
WABCO Holdings, Inc. (a)	1,800	78,120
Weg SA	14,700	148,168
		1,490,864
Professional Services - 0.4%
Qualicorp SA	19,000	170,808
Robert Half International, Inc.	18,400	523,664
		694,472
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
Class A (a)(e)	10,900	258,439
Class A	10,600	251,326
Mills Estruturas e Servicos de Engenharia SA	17,000	161,496
		671,261
TOTAL INDUSTRIALS		7,185,519
INFORMATION TECHNOLOGY - 9.6%
Communications Equipment - 1.0%
Cisco Systems, Inc.	60,900	1,101,072
HTC Corp.	5,950	97,644
QUALCOMM, Inc.	2,800	153,160
Riverbed Technology, Inc. (a)	10,800	253,800
		1,605,676
Computers & Peripherals - 3.1%
Apple, Inc. (a)	12,200	4,941,002
Fusion-io, Inc.	1,300	31,460
		4,972,462
Internet Software & Services - 1.6%
Active Network, Inc.	9,100	123,760
Bankrate, Inc.	11,300	242,950
Cornerstone OnDemand, Inc.	12,100	220,704
Facebook, Inc. Class B (g)	1,580	39,500
Google, Inc. Class A (a)	1,700	1,098,030
Rackspace Hosting, Inc. (a)	9,700	417,197
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Renren, Inc. ADR (d)	5,600	$ 19,880
VeriSign, Inc.	8,900	317,908
YouKu.com, Inc. ADR (a)(d)	3,700	57,979
		2,537,908
IT Services - 0.8%
Cognizant Technology Solutions Corp. Class A (a)	13,700	881,047
MasterCard, Inc. Class A	1,300	484,666
		1,365,713
Semiconductors & Semiconductor Equipment - 1.2%
Altera Corp.	6,600	244,860
ASML Holding NV	15,200	635,208
Freescale Semiconductor Holdings I Ltd.	21,700	274,505
KLA-Tencor Corp.	4,400	212,300
NXP Semiconductors NV (a)	31,000	476,470
		1,843,343
Software - 1.9%
Ariba, Inc. (a)	3,800	106,704
Citrix Systems, Inc. (a)	9,900	601,128
CommVault Systems, Inc. (a)	4,300	183,696
Informatica Corp. (a)	21,400	790,302
Jive Software, Inc.	400	6,400
RealPage, Inc. (a)	9,700	245,119
salesforce.com, Inc. (a)	1,700	172,482
Taleo Corp. Class A (a)	7,400	286,306
VMware, Inc. Class A (a)	6,600	549,054
Zynga, Inc.	4,000	37,640
		2,978,831
TOTAL INFORMATION TECHNOLOGY		15,303,933
MATERIALS - 1.9%
Chemicals - 1.5%
Celanese Corp. Class A	14,900	659,623
Dow Chemical Co.	18,000	517,680
LyondellBasell Industries NV Class A	8,200	266,418
Rockwood Holdings, Inc. (a)	7,200	283,464
The Mosaic Co.	6,800	342,924
Westlake Chemical Corp.	9,200	370,208
		2,440,317
Metals & Mining - 0.4%
First Quantum Minerals Ltd.	21,100	415,411
Genel Energy PLC	13,400	161,295
		576,706
TOTAL MATERIALS		3,017,023

	Shares	Value
TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
American Tower Corp. Class A	9,300	$ 558,093
TOTAL COMMON STOCKS (Cost $68,504,012)		74,082,259
Investment Companies - 2.0%

iShares Barclays TIPS Bond ETF (Cost $3,060,057)	26,900	3,138,961
Fixed-Income Funds - 27.0%

Fidelity Emerging Markets Debt Central Fund (f)	94,855	946,655
Fidelity Floating Rate Central Fund (f)	41,654	4,094,560
Fidelity High Income Central Fund 1 (f)	48,490	4,627,374
Fidelity VIP Investment Grade Central Fund (f)	308,149	33,169,163
TOTAL FIXED-INCOME FUNDS (Cost $40,888,776)		42,837,752
Equity Funds - 19.0%

Domestic Equity Funds - 1.7%
Fidelity Commodity Strategy Central Fund (f)	257,884	2,751,623
International Equity Funds - 17.3%
Fidelity Emerging Markets Equity Central Fund (f)	23,627	4,119,625
Fidelity International Equity Central Fund (f)	389,839	23,390,361
TOTAL INTERNATIONAL EQUITY FUNDS		27,509,986
TOTAL EQUITY FUNDS (Cost $39,198,133)		30,261,609
U.S. Treasury Obligations - 0.3%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.02% 2/23/12 (Cost $499,989)	$ 500,000	499,991
Money Market Funds - 6.6%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	8,312,809	$ 8,312,809
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	2,227,650	2,227,650
TOTAL MONEY MARKET FUNDS (Cost $10,540,459)		10,540,459
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $162,691,426)	161,361,031
NET OTHER ASSETS (LIABILITIES) - (1.5)%	(2,313,010)
NET ASSETS - 100%	$ 159,048,021
Security Type Abbreviations
ETFs - Exchange-Trade Funds
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $258,439 or 0.2% of net assets.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $39,500 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Facebook, Inc. Class B	5/19/11	$ 39,574
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,438
Fidelity Commodity Strategy Central Fund	1,705
Fidelity Emerging Markets Debt Central Fund	44,984
Fidelity Emerging Markets Equity Central Fund	79,802
Fidelity Floating Rate Central Fund	245,195
Fidelity High Income Central Fund 1	423,916
Fidelity International Equity Central Fund	855,733
Fidelity Securities Lending Cash Central Fund	33,763
Fidelity VIP Investment Grade Central Fund	1,319,175
Total	$ 3,010,711
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 2,907,291	$ 4,175,565	$ 3,911,444	$ 2,751,623	0.3%
Fidelity Emerging Markets Debt Central Fund	-	948,787	-	946,655	0.8%
Fidelity Emerging Markets Equity Central Fund	7,858,662	115,212	2,572,091	4,119,625	1.5%
Fidelity Floating Rate Central Fund	5,416,203	695,271	1,904,618	4,094,560	0.1%
Fidelity High Income Central Fund 1	6,768,440	423,916	2,461,454	4,627,374	0.9%
Fidelity International Equity Central Fund	26,462,332	5,199,347	3,209,818	23,390,361	1.6%
Fidelity VIP Investment Grade Central Fund	36,250,066	7,920,346	11,892,651	33,169,163	0.9%
Total	$ 85,662,994	$ 19,478,444	$ 25,952,076	$ 73,099,361
Other Information

The following is a summary of the inputs used, as of December 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 20,562,701	$ 20,056,652	$ 506,049	$ -
Consumer Staples	2,742,853	2,742,853	-	-
Energy	13,747,290	13,747,290	-	-
Financials	2,936,569	2,936,569	-	-
Health Care	8,028,278	8,028,278	-	-
Industrials	7,185,519	7,185,519	-	-
Information Technology	15,303,933	15,264,433	-	39,500
Materials	3,017,023	3,017,023	-	-
Telecommunication Services	558,093	558,093	-	-
Investment Companies	3,138,961	3,138,961	-	-
U.S. Government and Government Agency Obligations	499,991	-	499,991	-
Fixed-Income Funds	42,837,752	42,837,752	-	-
Money Market Funds	10,540,459	10,540,459	-	-
Equity Funds	30,261,609	30,261,609	-	-
Total Investments in Securities:	$ 161,361,031	$ 160,315,491	$ 1,006,040	$ 39,500
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 223,450
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(74)
Cost of Purchases	39,574
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(223,450)
Ending Balance	$ 39,500
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2011	$ (74)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	13.9%
AAA,AA,A	3.8%
BBB	2.8%
BB	2.1%
B	3.3%
CCC,CC,C	0.3%
D	0.0%
Not Rated	0.4%
Equities*	67.8%
Short-Term Investments and Net Other Assets	5.6%
100.0%

* Includes investment in Fidelity Commodity Strategy Central Fund of 1.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	75.9%
United Kingdom	3.9%
Japan	2.1%
Brazil	1.7%
Canada	1.5%
Netherlands	1.3%
Germany	1.2%
France	1.1%
Switzerland	1.1%
Others (Individually Less Than 1%)	10.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2011

Assets
Investment in securities, at value (including securities loaned of $2,154,489) - See accompanying schedule: Unaffiliated issuers (cost $72,064,058)	$ 77,721,211
Fidelity Central Funds (cost $90,627,368)	83,639,820
Total Investments (cost $162,691,426)		$ 161,361,031
Cash		54,037
Receivable for investments sold		6,134
Receivable for fund shares sold		9,959
Dividends receivable		72,338
Distributions receivable from Fidelity Central Funds		12,650
Prepaid expenses		479
Other receivables		4,357
Total assets		161,520,985

Liabilities
Payable for fund shares redeemed	$ 120,868
Accrued management fee	74,174
Distribution and service plan fees payable	1,337
Other affiliated payables	17,858
Other payables and accrued expenses	31,077
Collateral on securities loaned, at value	2,227,650
Total liabilities		2,472,964

Net Assets		$ 159,048,021
Net Assets consist of:
Paid in capital		$ 189,660,881
Distributions in excess of net investment income		(3,888)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(29,278,333)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(1,330,639)
Net Assets		$ 159,048,021

Statement of Assets and Liabilities - continued

December 31, 2011

Initial Class: Net Asset Value, offering price and redemption price per share ($113,899,003 ÷ 8,533,806 shares)	$ 13.35

Service Class: Net Asset Value, offering price and redemption price per share ($5,653,848 ÷ 426,325 shares)	$ 13.26

Service Class 2: Net Asset Value, offering price and redemption price per share ($3,260,403 ÷ 246,897 shares)	$ 13.21

Investor Class: Net Asset Value, offering price and redemption price per share ($36,234,767 ÷ 2,725,325 shares)	$ 13.30

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended December 31, 2011

Investment Income
Dividends		$ 888,275
Interest		184
Income from Fidelity Central Funds		3,010,711
Total income		3,899,170

Expenses
Management fee	$ 987,256
Transfer agent fees	170,974
Distribution and service plan fees	19,412
Accounting and security lending fees	87,480
Custodian fees and expenses	18,741
Independent trustees' compensation	676
Audit	48,993
Legal	1,696
Miscellaneous	1,516
Total expenses before reductions	1,336,744
Expense reductions	(23,750)	1,312,994
Net investment income (loss)		2,586,176
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	10,669,157
Fidelity Central Funds	888,255
Foreign currency transactions	(23,886)
Futures contracts	(186,402)
Capital gain distributions from Fidelity Central Funds	641,197
Total net realized gain (loss)		11,988,321
Change in net unrealized appreciation (depreciation) on: Investment securities	(25,444,375)
Assets and liabilities in foreign currencies	(665)
Futures contracts	(51,463)
Total change in net unrealized appreciation (depreciation)		(25,496,503)
Net gain (loss)		(13,508,182)
Net increase (decrease) in net assets resulting from operations		$ (10,922,006)

Statement of Changes in Net Assets

	Year ended December 31, 2011	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,586,176	$ 2,006,745
Net realized gain (loss)	11,988,321	15,906,125
Change in net unrealized appreciation (depreciation)	(25,496,503)	8,032,692
Net increase (decrease) in net assets resulting from operations	(10,922,006)	25,945,562
Distributions to shareholders from net investment income	(2,772,096)	(1,957,332)
Distributions to shareholders from net realized gain	(339,717)	(557,354)
Total distributions	(3,111,813)	(2,514,686)
Share transactions - net increase (decrease)	(8,641,746)	(16,470,726)
Total increase (decrease) in net assets	(22,675,565)	6,960,150

Net Assets
Beginning of period	181,723,586	174,763,436
End of period (including distributions in excess of net investment income of $3,888 and distributions in excess of net investment income of $7,498, respectively)	$ 159,048,021	$ 181,723,586

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Initial Class

Years ended December 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 14.52	$ 12.66	$ 9.68	$ 15.51	$ 13.60
Income from Investment Operations
Net investment income (loss) C	.22	.16	.17	.26	.29
Net realized and unrealized gain (loss)	(1.12)	1.91	3.01	(5.82)	2.24
Total from investment operations	(.90)	2.07	3.18	(5.56)	2.53
Distributions from net investment income	(.24)	(.16)	(.18)	(.26)	(.62)
Distributions from net realized gain	(.03)	(.05)	(.02)	(.01)	-
Total distributions	(.27)	(.21)	(.20)	(.27)	(.62)
Net asset value, end of period	$ 13.35	$ 14.52	$ 12.66	$ 9.68	$ 15.51
Total Return A, B	(6.17)%	16.34%	32.91%	(35.81)%	18.97%
Ratios to Average Net Assets D, F
Expenses before reductions	.73%	.74%	.78%	.74%	.74%
Expenses net of fee waivers, if any	.72%	.73%	.78%	.74%	.74%
Expenses net of all reductions	.71%	.72%	.77%	.73%	.73%
Net investment income (loss)	1.49%	1.20%	1.57%	1.90%	1.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 113,899	$ 138,051	$ 136,479	$ 118,672	$ 211,867
Portfolio turnover rate E	71%	68%	126%	110%	132%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

Years ended December 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 14.42	$ 12.58	$ 9.62	$ 15.41	$ 13.51
Income from Investment Operations
Net investment income (loss) C	.20	.14	.16	.24	.27
Net realized and unrealized gain (loss)	(1.11)	1.89	2.99	(5.77)	2.22
Total from investment operations	(.91)	2.03	3.15	(5.53)	2.49
Distributions from net investment income	(.22)	(.15)	(.17)	(.25)	(.59)
Distributions from net realized gain	(.03)	(.05)	(.02)	(.01)	-
Total distributions	(.25)	(.19) G	(.19)	(.26)	(.59)
Net asset value, end of period	$ 13.26	$ 14.42	$ 12.58	$ 9.62	$ 15.41
Total Return A, B	(6.26)%	16.18%	32.79%	(35.88)%	18.79%
Ratios to Average Net Assets D, F
Expenses before reductions	.83%	.84%	.88%	.84%	.84%
Expenses net of fee waivers, if any	.82%	.84%	.88%	.84%	.84%
Expenses net of all reductions	.81%	.82%	.87%	.83%	.83%
Net investment income (loss)	1.39%	1.09%	1.47%	1.80%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,654	$ 3,999	$ 3,838	$ 2,911	$ 5,113
Portfolio turnover rate E	71%	68%	126%	110%	132%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.19 per share is comprised of distributions from net investment income of $.148 and distributions from net realized gain of $.045 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class 2

Years ended December 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 14.36	$ 12.51	$ 9.57	$ 15.34	$ 13.42
Income from Investment Operations
Net investment income (loss) C	.17	.12	.14	.22	.25
Net realized and unrealized gain (loss)	(1.09)	1.88	2.97	(5.75)	2.21
Total from investment operations	(.92)	2.00	3.11	(5.53)	2.46
Distributions from net investment income	(.20)	(.11)	(.15)	(.23)	(.54)
Distributions from net realized gain	(.03)	(.05)	(.02)	(.01)	-
Total distributions	(.23)	(.15) G	(.17)	(.24)	(.54)
Net asset value, end of period	$ 13.21	$ 14.36	$ 12.51	$ 9.57	$ 15.34
Total Return A, B	(6.39)%	16.02%	32.55%	(36.05)%	18.68%
Ratios to Average Net Assets D, F
Expenses before reductions	1.01%	1.02%	1.06%	1.01%	1.02%
Expenses net of fee waivers, if any	1.01%	1.02%	1.06%	1.01%	1.02%
Expenses net of all reductions	1.00%	1.00%	1.05%	1.01%	1.01%
Net investment income (loss)	1.20%	.91%	1.29%	1.62%	1.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,260	$ 6,046	$ 8,139	$ 6,545	$ 8,622
Portfolio turnover rate E	71%	68%	126%	110%	132%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.15 per share is comprised of distributions from net investment income of $.108 and distributions from net realized gain of $.045 per share.

Financial Highlights - Investor Class

Years ended December 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 14.46	$ 12.61	$ 9.65	$ 15.46	$ 13.56
Income from Investment Operations
Net investment income (loss) C	.20	.15	.16	.24	.27
Net realized and unrealized gain (loss)	(1.10)	1.90	2.99	(5.78)	2.23
Total from investment operations	(.90)	2.05	3.15	(5.54)	2.50
Distributions from net investment income	(.23)	(.15)	(.17)	(.26)	(.60)
Distributions from net realized gain	(.03)	(.05)	(.02)	(.01)	-
Total distributions	(.26)	(.20)	(.19)	(.27)	(.60)
Net asset value, end of period	$ 13.30	$ 14.46	$ 12.61	$ 9.65	$ 15.46
Total Return A, B	(6.20)%	16.25%	32.68%	(35.85)%	18.78%
Ratios to Average Net Assets D, F
Expenses before reductions	.81%	.83%	.89%	.83%	.86%
Expenses net of fee waivers, if any	.81%	.82%	.89%	.83%	.86%
Expenses net of all reductions	.80%	.81%	.87%	.83%	.86%
Net investment income (loss)	1.41%	1.11%	1.47%	1.81%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 36,235	$ 33,627	$ 26,307	$ 20,137	$ 16,370
Portfolio turnover rate E	71%	68%	126%	110%	132%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2011

1. Organization.

VIP Asset Manager: Growth Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Commodity Strategy Central Fund	FMR Co., Inc. (FMRC)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in wholly-owned subsidiary organized under the laws of the Cayman Islands Repurchase Agreements Restricted Securities	.05%
Fidelity Emerging Markets Debt Central Fund	FMRC	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Repurchase Agreements Restricted Securities	.02%
Fidelity Emerging Markets Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Repurchase Agreements Restricted Securities	.12%
Fidelity International Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Foreign Securities Repurchase Agreements Restricted Securities	.02%
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	.00%**
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	.00%**
VIP Investment Grade Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks a high level of current income by normally investing in investment-grade debt securities and repurchase agreements.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements	.00%**
Fidelity Money Market Central Funds	FIMM	Seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	.00%**

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

** Amount represents less than .01%.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov.

Annual Report

2. Investments in Fidelity Central Funds - continued

In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including other Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

New Accounting Pronouncements - continued

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the Fidelity Central Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's NAV. Based on their most recent shareholder report date, expenses of the Fidelity Central Funds ranged from .00% to .12%.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. As of December 31, 2011, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Fidelity Central Funds, in-kind transactions, futures transactions, foreign currency transactions, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 17,899,762
Gross unrealized depreciation	(13,851,139)
Net unrealized appreciation (depreciation) on securities and other investments	$ 4,048,623

Tax Cost	$ 157,312,408

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (34,237,954)
Net unrealized appreciation (depreciation)	$ 4,048,379

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (12,878,795)
2017	(21,359,159)
Total with expiration	$ (34,237,954)

The tax character of distributions paid was as follows:

	December 31, 2011	December 31, 2010
Ordinary Income	$ 3,111,813	$ 2,514,686

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Annual Report

Notes to Financial Statements - continued

5. Derivative Instruments - continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end, if any, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

During the period the Fund recognized net realized gain (loss) of ($186,402) and a change in net unrealized appreciation (depreciation) of ($51,463) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities, aggregated $122,595,207 and $135,964,170, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .56% of the Fund's average net assets.

FMR pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

During the period, FMR waived a portion of its management fee as described in the Expense Reductions note.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 3,629
Service Class 2	15,783
$ 19,412

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0045% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. FIIOC voluntarily agreed to waive this fee for the period August 1, 2011 through December 31, 2011 (see Expense Reductions note). For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 100,021
Service Class	2,867
Service Class 2	7,279
Investor Class	60,807
$ 170,974

Annual Report

7. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,823 for the period.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $552 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $33,763, including $305 from securities loaned to FCM.

10. Expense Reductions.

FMR has contractually agreed to waive the Fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary of Fidelity Commodity Strategy Central Fund based on the Fund's proportionate ownership of the Central Fund. During the period, this waiver reduced the Fund's management fee by $1,168.

FMR or its affiliates agreed to waive certain fees during the period as noted in the table below.

Initial Class	$ 2,253
Service Class	63
Service Class 2	110
Investor Class	651
$ 3,077

In addition, many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $19,505 for the period.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2011	2010
From net investment income
Initial Class	$ 2,018,353	$ 1,524,495
Service Class	50,378	40,585
Service Class 2	86,587	44,899
Investor Class	616,778	347,353
Total	$ 2,772,096	$ 1,957,332

Annual Report

Notes to Financial Statements - continued

11. Distributions to Shareholders - continued

Years ended December 31,	2011	2010
From net realized gain
Initial Class	$ 242,872	$ 423,471
Service Class	6,522	12,340
Service Class 2	12,555	18,708
Investor Class	77,768	102,835
Total	$ 339,717	$ 557,354

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2011	2010	2011	2010
Initial Class
Shares sold	324,970	314,056	$ 4,775,569	$ 4,175,708
Reinvestment of distributions	171,956	135,558	2,261,225	1,947,966
Shares redeemed	(1,472,410)	(1,723,443)	(21,398,844)	(22,677,836)
Net increase (decrease)	(975,484)	(1,273,829)	$ (14,362,050)	$ (16,554,162)
Service Class
Shares sold	209,255	27,481	$ 2,776,259	$ 366,364
Reinvestment of distributions	4,353	3,706	56,900	52,925
Shares redeemed	(64,541)	(59,096)	(925,999)	(772,171)
Net increase (decrease)	149,067	(27,909)	$ 1,907,160	$ (352,882)
Service Class 2
Shares sold	149,932	229,882	$ 2,168,633	$ 3,022,061
Reinvestment of distributions	7,620	4,473	99,142	63,607
Shares redeemed	(331,565)	(463,914)	(4,516,196)	(6,116,111)
Net increase (decrease)	(174,013)	(229,559)	$ (2,248,421)	$ (3,030,443)
Investor Class
Shares sold	881,525	645,314	$ 12,860,103	$ 8,630,814
Reinvestment of distributions	53,019	31,438	694,546	450,188
Shares redeemed	(534,217)	(437,500)	(7,493,084)	(5,614,241)
Net increase (decrease)	400,327	239,252	$ 6,061,565	$ 3,466,761

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 77% of the total outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products Fund V and Shareholders of VIP Asset Manager: Growth Portfolio:

We have audited the accompanying statement of assets and liabilities of VIP Asset Manager: Growth Portfolio (the Fund), a fund of Variable Insurance Products Fund V, including the schedule of investments, as of December 31, 2011, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of VIP Asset Manager: Growth Portfolio as of December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 16, 2012

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 203 funds advised by FMR or an affiliate. Mr. Curvey oversees 429 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (69)

Year of Election or Appointment: 2007

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (64)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (57)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2007

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Derek L. Young (47)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young also serves as President and a Director of Strategic Advisers, Inc. (2011-present), President of the Global Asset Allocation Group (2011-present), and as Vice Chairman of Pyramis Global Advisers, LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of the Global Asset Allocation Group (2009-2011) and as a portfolio manager.

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (50)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Joseph F. Zambello (54)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II (2011-present), Deputy Treasurer of other Fidelity funds (2008-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

A total of 4.89% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Initial Class designates 17%, Service Class designates 18%, Service Class 2 designates 20%, and Investor Class designates 18%, of the dividends distributed in December 2011, during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

VIP Asset Manager: Growth Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Nominating and Governance, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, the cumulative total returns of Initial Class and Service Class 2 of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of Initial Class and Service Class 2 show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's three asset classes according to their respective weightings in the fund's neutral mix.

VIP Asset Manager: Growth Portfolio

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Initial Class of the fund was in the first quartile for the one- and five-year periods and the third quartile for the three-year period. The Board also noted that the investment performance of Initial Class of the fund compared favorably to its benchmark for the one- and five-year periods, although the fund's three-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 31% means that 69% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

VIP Asset Manager: Growth Portfolio

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Initial Class, Investor Class, and Service Class ranked below its competitive median for 2010 and the total expense ratio of Service Class 2 ranked above its competitive median for 2010. The Board considered that various factors, including 12b-1 fees and relatively higher other expenses in the case of small fund size, can affect total expense ratios. The Board noted that the total expense ratio of Service Class 2 was above the median due to 12b-1 fees and that the funds and classes in the Total Mapped Group that have a similar sales load structure included classes with no 12b-1 fees. Excluding the 12b-1 fees, the total expense ratio of Service Class 2 ranked below its competitive median for 2010. The Board also noted that Investor Class has higher transfer agent fees than traditional variable annuity classes because it is designed for lower cost annuity products, where the majority of servicing costs are incorporated into the funds' total expense ratios rather than being paid at the annuity level. The Board noted that the fund offers multiple classes, each of which has a different 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Annual Report

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although Service Class 2 was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes; (vi) the reasons why certain expenses affect various funds and classes differently; (vii) Fidelity's transfer agent fees, expenses, and services and how the benefits of decreased costs and new efficiencies can be shared across all of the Fidelity funds; (viii) the reasons for and consequences of changes to certain product lines compared to competitors; (ix) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

Fidelity Investments Money Management, Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VIPAMG-ANN-0212
1.540207.114

Fidelity® Variable Insurance Products:
Freedom Funds -
Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050

Annual Report

December 31, 2011

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
VIP Freedom Income PortfolioSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
VIP Freedom 2005 PortfolioSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
VIP Freedom 2010 PortfolioSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
VIP Freedom 2015 PortfolioSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
VIP Freedom 2020 PortfolioSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
VIP Freedom 2025 PortfolioSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
VIP Freedom 2030 PortfolioSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
VIP Freedom 2035 PortfolioSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
VIP Freedom 2040 PortfolioSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
VIP Freedom 2045 PortfolioSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
VIP Freedom 2050 PortfolioSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

Annual Report

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

VIP Freedom Income Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2011	Past 1 year	Past 5 years	Life of FundA
VIP Freedom Income PortfolioSM - Initial Class	1.63%	3.60%	4.41%
VIP Freedom Income Portfolio - Service Class	1.56%	3.50%	4.31%
VIP Freedom Income Portfolio - Service Class 2	1.39%	3.35%	4.15%

A From April 26, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Freedom Income Portfolio - Initial Class on April 26, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital® U.S. Aggregate Bond Index performed over the same period.

Annual Report

VIP Freedom 2005 Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2011	Past 1 year	Past 5 years	Life of FundA
VIP Freedom 2005 PortfolioSM - Initial Class	0.18%	2.58%	4.52%
VIP Freedom 2005 Portfolio - Service Class	-0.04%	2.46%	4.40%
VIP Freedom 2005 Portfolio - Service Class 2	-0.09%	2.30%	4.25%

A From April 26, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Freedom 2005 Portfolio - Initial Class on April 26, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Annual Report

VIP Freedom 2010 Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2011	Past 1 year	Past 5 years	Life of FundA
VIP Freedom 2010 PortfolioSM - Initial Class	-0.19%	2.68%	4.69%
VIP Freedom 2010 Portfolio - Service Class	-0.28%	2.58%	4.58%
VIP Freedom 2010 Portfolio - Service Class 2	-0.43%	2.42%	4.41%

A From April 26, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Freedom 2010 Portfolio - Initial Class on April 26, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Annual Report

VIP Freedom 2015 Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2011	Past 1 year	Past 5 years	Life of FundA
VIP Freedom 2015 PortfolioSM - Initial Class	-0.36%	2.41%	4.90%
VIP Freedom 2015 Portfolio - Service Class	-0.41%	2.31%	4.80%
VIP Freedom 2015 Portfolio - Service Class 2	-0.52%	2.15%	4.65%

A From April 26, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Freedom 2015 Portfolio - Initial Class on April 26, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

VIP Freedom 2020 Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2011	Past 1 year	Past 5 years	Life of FundA
VIP Freedom 2020 PortfolioSM - Initial Class	-1.03%	1.66%	4.63%
VIP Freedom 2020 Portfolio - Service Class	-1.12%	1.57%	4.53%
VIP Freedom 2020 Portfolio - Service Class 2	-1.24%	1.41%	4.38%

A From April 26, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Freedom 2020 Portfolio - Initial Class on April 26, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

VIP Freedom 2025 Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2011	Past 1 year	Past 5 years	Life of FundA
VIP Freedom 2025 PortfolioSM - Initial Class	-2.11%	1.41%	4.64%
VIP Freedom 2025 Portfolio - Service Class	-2.26%	1.30%	4.53%
VIP Freedom 2025 Portfolio - Service Class 2	-2.35%	1.16%	4.38%

A From April 26, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Freedom 2025 Portfolio - Initial Class on April 26, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

VIP Freedom 2030 Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2011	Past 1 year	Past 5 years	Life of FundA
VIP Freedom 2030 PortfolioSM - Initial Class	-2.60%	0.54%	4.22%
VIP Freedom 2030 Portfolio - Service Class	-2.70%	0.42%	4.12%
VIP Freedom 2030 Portfolio - Service Class 2	-2.83%	0.29%	3.96%

A From April 26, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Freedom 2030 Portfolio - Initial Class on April 26, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

VIP Freedom 2035 Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2011	Past 1 year	Life of FundA
VIP Freedom 2035 PortfolioSM - Initial Class	-3.99%	18.04%
VIP Freedom 2035 Portfolio - Service Class	-4.10%	17.92%
VIP Freedom 2035 Portfolio - Service Class 2	-4.25%	17.73%

A From April 8, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Freedom 2035 Portfolio - Initial Class on April 8, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

VIP Freedom 2040 Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2011	Past 1 year	Life of FundA
VIP Freedom 2040 PortfolioSM - Initial Class	-4.02%	18.35%
VIP Freedom 2040 Portfolio - Service Class	-4.17%	18.21%
VIP Freedom 2040 Portfolio - Service Class 2	-4.32%	18.05%

A From April 8, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Freedom 2040 Portfolio - Initial Class on April 8, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

VIP Freedom 2045 Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2011	Past 1 year	Life of FundA
VIP Freedom 2045 PortfolioSM - Initial Class	-4.41%	18.37%
VIP Freedom 2045 Portfolio - Service Class	-4.52%	18.24%
VIP Freedom 2045 Portfolio - Service Class 2	-4.64%	18.08%

A From April 8, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Freedom 2045 Portfolio - Initial Class on April 8, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

VIP Freedom 2050 Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2011	Past 1 year	Life of FundA
VIP Freedom 2050 PortfolioSM - Initial Class	-4.93%	18.64%
VIP Freedom 2050 Portfolio - Service Class	-5.06%	18.51%
VIP Freedom 2050 Portfolio - Service Class 2	-5.16%	18.33%

A From April 8, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Freedom 2050 Portfolio - Initial Class on April 8, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Extreme market volatility took center stage during the 12 months ending December 31, 2011, stealing the spotlight from signs of progress in the global economy. Early in the year, aggressive monetary stimulus by the U.S. federal government, improving credit-market conditions and solid corporate earnings buoyed most major asset classes. As the period progressed, however, fresh worries about sovereign debt in Europe, inflation in China, gridlock over raising the debt ceiling in the U.S. - along with Standard & Poor's early-August downgrade of the nation's long-term sovereign credit rating - and a dimmed outlook for global growth punctured investor confidence and ignited market instability. Domestic equities, as measured by the broad-based S&P 500® Index, gained 2.11%, easily outpaced the 13.61% decline of MSCI® ACWI® (All Country World Index) ex USA Index, a proxy for foreign stocks. Within the MSCI index, emerging markets declined the most (-18%), with investments here generally held back by a stronger U.S. dollar. The U.K. (-3%) fared better than the rest of Europe (-15%), which was the second-worst-performing index component. Bolstered by periodic flights to quality, U.S. investment-grade bonds posted a 7.84% advance, as reflected by the Barclays Capital® U.S. Aggregate Bond Index, outperforming the 4.37% gain of high-yield securities, as represented by The BofA Merrill LynchSM US High Yield Constrained Index. Hampered by financial woes in Europe, the sovereign debt of major developed markets outside the U.S. rose 4.86%, according to the Citigroup® Non-USD Group-of-Seven (G7) Equal Weighted Index, while the JPMorgan Emerging Markets Bond Index Global (EMBI Global) advanced 8.46%, despite the currency head wind.

Comments from Christopher Sharpe, Co-Portfolio Manager of VIP Freedom Funds, and Andrew Dierdorf, who became Co-Portfolio Manager on June 21, 2011: For the year ending December 31, 2011, only the two shortest-dated, most-conservative Funds - VIP Freedom Income Fund and VIP Freedom 2005 Fund - delivered a positive absolute return. VIP Freedom Income Fund performed best, buoyed by its higher allocation to investment-grade bonds, which did very well during the year. In contrast, the more-equity-focused Funds declined. VIP Freedom 2030 Fund, which has the highest allocation to U.S. and non-U.S. equities, saw the biggest decline. (For specific Fund results, please refer to the performance section of this report.) As volatility picked up throughout the year, returns for equities seesawed. The Funds' underlying equity funds - both U.S. and non-U.S. - also struggled to deliver positive results and keep pace with their respective benchmark indexes, due to unfavorable security selection overall. In aggregate, the Funds' U.S. equity asset class underperformed the Dow Jones U.S. Total Stock Market IndexSM, which rose 1.08% for the one-year period. Turning to the Funds' non-U.S. holdings, VIP Overseas Portfolio and VIP Emerging Markets Portfolio each experienced a double-digit decline. While financial woes across Europe plagued stocks globally, holding back the performance of VIP Overseas Portfolio, monetary tightening and signs of an economic slowdown in China, India and other developing countries presented head winds for emerging-markets stocks. In aggregate, the non-U.S. equity asset class lagged the MSCI® EAFE® (Europe, Australasia, Far East) Index, which fell 12.04%. With headline events and disappointing U.S. economic data - such as continued high levels of unemployment and a stagnant housing market - taking their toll on the equity markets, investors shifted their focus to higher-quality bonds, especially U.S. Treasuries. The performance of VIP Investment Grade Bond Portfolio fell just short of the Barclays Capital® U.S. Aggregate Bond Index, and the Funds' high-yield debt allocation to VIP High Income Portfolio underperformed by an even greater degree. As a result, the Funds' bond asset class, in aggregate, detracted from overall results. Lastly, representing the Funds' short-term debt asset class, VIP Money Market Portfolio performed on par with the Barclays Capital U.S. 3 Month Treasury Bellwether Index, which increased 0.11%.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2011 to December 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value July 1, 2011	Ending Account Value December 31, 2011	Expenses Paid During Period* July 1, 2011 to December 31, 2011
VIP Freedom Income
Initial Class	.00%
Actual		$ 1,000.00	$ 991.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Service Class	.10%
Actual		$ 1,000.00	$ 991.50	$ .50
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51
Service Class 2.25%
Actual		$ 1,000.00	$ 990.70	$ 1.25
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
VIP Freedom 2005
Initial Class	.00%
Actual		$ 1,000.00	$ 967.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Service Class	.10%
Actual		$ 1,000.00	$ 966.10	$ .50
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51
Service Class 2.25%
Actual		$ 1,000.00	$ 965.60	$ 1.24
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
	Annualized Expense Ratio	Beginning Account Value July 1, 2011	Ending Account Value December 31, 2011	Expenses Paid During Period* July 1, 2011 to December 31, 2011
VIP Freedom 2010
Initial Class	.00%
Actual		$ 1,000.00	$ 959.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Service Class	.10%
Actual		$ 1,000.00	$ 958.70	$ .49
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51
Service Class 2.25%
Actual		$ 1,000.00	$ 958.10	$ 1.23
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
VIP Freedom 2015
Initial Class	.00%
Actual		$ 1,000.00	$ 957.10	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Service Class	.10%
Actual		$ 1,000.00	$ 956.50	$ .49
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51
Service Class 2.25%
Actual		$ 1,000.00	$ 956.20	$ 1.23
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
VIP Freedom 2020
Initial Class	.00%
Actual		$ 1,000.00	$ 945.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Service Class	.10%
Actual		$ 1,000.00	$ 945.80	$ .49
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51
Service Class 2.25%
Actual		$ 1,000.00	$ 945.50	$ 1.23
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
VIP Freedom 2025
Initial Class	.00%
Actual		$ 1,000.00	$ 932.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Service Class	.10%
Actual		$ 1,000.00	$ 932.10	$ .49
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51
Service Class 2.25%
Actual		$ 1,000.00	$ 931.90	$ 1.22
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
VIP Freedom 2030
Initial Class	.00%
Actual		$ 1,000.00	$ 926.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Service Class	.10%
Actual		$ 1,000.00	$ 926.70	$ .49
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51
Service Class 2.25%
Actual		$ 1,000.00	$ 926.20	$ 1.21
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
	Annualized Expense Ratio	Beginning Account Value July 1, 2011	Ending Account Value December 31, 2011	Expenses Paid During Period* July 1, 2011 to December 31, 2011
VIP Freedom 2035
Initial Class	.00%
Actual		$ 1,000.00	$ 913.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Service Class	.10%
Actual		$ 1,000.00	$ 912.00	$ .48
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51
Service Class 2.25%
Actual		$ 1,000.00	$ 911.10	$ 1.20
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
VIP Freedom 2040
Initial Class	.00%
Actual		$ 1,000.00	$ 911.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Service Class	.10%
Actual		$ 1,000.00	$ 910.90	$ .48
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51
Service Class 2.25%
Actual		$ 1,000.00	$ 910.70	$ 1.20
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
VIP Freedom 2045
Initial Class	.00%
Actual		$ 1,000.00	$ 907.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Service Class	.10%
Actual		$ 1,000.00	$ 907.20	$ .48
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51
Service Class 2.25%
Actual		$ 1,000.00	$ 906.60	$ 1.20
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
VIP Freedom 2050
Initial Class	.00%
Actual		$ 1,000.00	$ 902.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Service Class	.10%
Actual		$ 1,000.00	$ 901.50	$ .48
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51
Service Class 2.25%
Actual		$ 1,000.00	$ 901.10	$ 1.20
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Fund invests are not included in each class' annualized expense ratio.

Annual Report

VIP Freedom Income Portfolio

Investment Changes (Unaudited)

Fund Holdings as of December 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	2.3	2.4
VIP Equity-Income Portfolio Initial Class	2.8	2.8
VIP Growth & Income Portfolio Initial Class	2.8	2.8
VIP Growth Portfolio Initial Class	2.7	2.9
VIP Mid Cap Portfolio Initial Class	1.0	1.0
VIP Value Portfolio Initial Class	2.4	2.4
VIP Value Strategies Portfolio Initial Class	1.0	1.0
	15.0	15.3
Developed International Equity Funds
VIP Overseas Portfolio Initial Class	4.1	4.5
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Initial Class	1.0	0.8
High Yield Bond Funds
VIP High Income Portfolio Initial Class	5.1	5.0
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Initial Class	35.3	34.7
Short-Term Funds
VIP Money Market Portfolio Initial Class	39.5	39.8
Net Other Assets (Liabilities)	0.0*	(0.1)
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	15.0%
Developed International Equity Funds	4.1%
Emerging Markets Equity Funds	1.0%
High Yield Bond Funds	5.1%
Investment Grade Bond Funds	35.3%
Short-Term Funds	39.5%

Six months ago
Domestic Equity Funds	15.3%
Developed International Equity Funds	4.5%
Emerging Markets Equity Funds	0.8%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	34.7%
Short-Term Funds	39.8%
Net Other Assets †	(0.1)%

Expected
Domestic Equity Funds	14.6%
Developed International Equity Funds	4.6%
Emerging Markets Equity Funds	0.8%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	35.0%
Short-Term Funds	40.0%

The six months ago allocation is based on the fund's holdings as of June 30, 2011. The current allocation is based on the fund's holdings as of December 31, 2011. The expected allocation represents the fund's anticipated allocation at June 30, 2012.

† Net Other Assets are not included in the pie chart.

Annual Report

VIP Freedom Income Portfolio

Investments December 31, 2011

Showing Percentage of Net Assets

Domestic Equity Funds - 15.0%
	Shares	Value
Domestic Equity Funds - 15.0%
VIP Contrafund Portfolio Initial Class	21,477	$ 494,405
VIP Equity-Income Portfolio Initial Class	31,611	590,805
VIP Growth & Income Portfolio Initial Class	47,244	594,797
VIP Growth Portfolio Initial Class	15,562	574,097
VIP Mid Cap Portfolio Initial Class	6,818	198,253
VIP Value Portfolio Initial Class	48,006	508,862
VIP Value Strategies Portfolio Initial Class	23,658	207,714
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,572,399)		3,168,933
International Equity Funds - 5.1%

Developed International Equity Funds - 4.1%
VIP Overseas Portfolio Initial Class	62,995	858,617
Emerging Markets Equity Funds - 1.0%
VIP Emerging Markets Portfolio Initial Class	28,552	220,990
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,144,076)		1,079,607
Bond Funds - 40.4%
	Shares	Value
High Yield Bond Funds - 5.1%
VIP High Income Portfolio Initial Class	202,737	$ 1,092,753
Investment Grade Bond Funds - 35.3%
VIP Investment Grade Bond Portfolio Initial Class	576,162	7,472,820
TOTAL BOND FUNDS (Cost $8,403,359)		8,565,573
Short-Term Funds - 39.5%

VIP Money Market Portfolio Initial Class (Cost $8,361,572)	8,361,572	8,361,572
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $21,481,406)		21,175,685
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,079)
NET ASSETS - 100%		$ 21,173,606
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Freedom Income Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2011

Assets
Investment in securities, at value (cost $21,481,406) - See accompanying schedule		$ 21,175,685
Cash		3,775
Receivable for investments sold		99,929
Receivable for fund shares sold		364,829
Total assets		21,644,218

Liabilities
Payable for investments purchased	$ 367,256
Payable for fund shares redeemed	101,541
Distribution and service plan fees payable	1,815
Total liabilities		470,612

Net Assets		$ 21,173,606
Net Assets consist of:
Paid in capital		$ 21,474,267
Undistributed net investment income		537
Accumulated undistributed net realized gain (loss) on investments		4,523
Net unrealized appreciation (depreciation) on investments		(305,721)
Net Assets		$ 21,173,606

Statement of Assets and Liabilities - continued

December 31, 2011

Initial Class: Net Asset Value, offering price and redemption price per share ($10,937,521 ÷ 1,071,396 shares)	$ 10.21

Service Class: Net Asset Value, offering price and redemption price per share ($2,505,447 ÷ 245,242 shares)	$ 10.22

Service Class 2: Net Asset Value, offering price and redemption price per share ($7,730,638 ÷ 759,720 shares)	$ 10.18

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Freedom Income Portfolio

Financial Statements - continued

Statement of Operations

	Year ended December 31, 2011

Investment Income
Income distributions from underlying funds		$ 378,641

Expenses
Distribution and service plan fees	$ 20,493
Independent trustees' compensation	73
Total expenses before reductions	20,566
Expense reductions	(73)	20,493
Net investment income (loss)		358,148
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	1,156
Capital gain distributions from underlying funds	183,072
Total net realized gain (loss)		184,228
Change in net unrealized appreciation (depreciation) on underlying funds		(299,503)
Net gain (loss)		(115,275)
Net increase (decrease) in net assets resulting from operations		$ 242,873

Statement of Changes in Net Assets

	Year ended December 31, 2011	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 358,148	$ 324,248
Net realized gain (loss)	184,228	453,688
Change in net unrealized appreciation (depreciation)	(299,503)	547,661
Net increase (decrease) in net assets resulting from operations	242,873	1,325,597
Distributions to shareholders from net investment income	(357,612)	(329,236)
Distributions to shareholders from net realized gain	(78,451)	(476,604)
Total distributions	(436,063)	(805,840)
Share transactions - net increase (decrease)	2,716,306	(1,464,915)
Total increase (decrease) in net assets	2,523,116	(945,158)

Net Assets
Beginning of period	18,650,490	19,595,648
End of period (including undistributed net investment income of $537 and undistributed net investment income of $0, respectively)	$ 21,173,606	$ 18,650,490

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Initial Class

Years ended December 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.27	$ 10.00	$ 9.14	$ 10.80	$ 10.71
Income from Investment Operations
Net investment income (loss) C	.19	.19	.39	.36	.43
Net realized and unrealized gain (loss)	(.02)	.56	.96	(1.48)	.22
Total from investment operations	.17	.75	1.35	(1.12)	.65
Distributions from net investment income	(.19)	(.20)	(.35)	(.37)	(.44)
Distributions from net realized gain	(.04)	(.28)	(.15)	(.17)	(.12)
Total distributions	(.23)	(.48)	(.49) G	(.54)	(.56)
Net asset value, end of period	$ 10.21	$ 10.27	$ 10.00	$ 9.14	$ 10.80
Total Return A, B	1.63%	7.49%	14.95%	(10.45)%	6.10%
Ratios to Average Net Assets D, F
Expenses before reductions E	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.85%	1.88%	4.00%	3.50%	3.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,938	$ 11,165	$ 12,679	$ 8,976	$ 10,035
Portfolio turnover rate	49%	41%	32%	55%	56%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Amount represents less than .01%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.49 per share is comprised of distributions from net investment income of $.347 and distributions from net realized gain of $.146 per share.

Financial Highlights - Service Class

Years ended December 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.28	$ 10.00	$ 9.14	$ 10.81	$ 10.71
Income from Investment Operations
Net investment income (loss) C	.18	.18	.37	.35	.42
Net realized and unrealized gain (loss)	(.02)	.56	.97	(1.50)	.23
Total from investment operations	.16	.74	1.34	(1.15)	.65
Distributions from net investment income	(.18)	(.19)	(.33)	(.35)	(.43)
Distributions from net realized gain	(.04)	(.28)	(.15)	(.17)	(.12)
Total distributions	(.22)	(.46) G	(.48) F	(.52)	(.55)
Net asset value, end of period	$ 10.22	$ 10.28	$ 10.00	$ 9.14	$ 10.81
Total Return A, B	1.56%	7.46%	14.81%	(10.65)%	6.10%
Ratios to Average Net Assets D, E
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.75%	1.78%	3.90%	3.40%	3.83%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,505	$ 172	$ 163	$ 258	$ 414
Portfolio turnover rate	49%	41%	32%	55%	56%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.48 per share is comprised of distributions from net investment income of $.334 and distributions from net realized gain of $.146 per share.

G Total distributions of $.46 per share is comprised of distributions from net investment income of $.189 and distributions from net realized gain of $.275 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class 2

Years ended December 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.24	$ 9.97	$ 9.12	$ 10.78	$ 10.69
Income from Investment Operations
Net investment income (loss) C	.17	.17	.36	.33	.40
Net realized and unrealized gain (loss)	(.03)	.55	.96	(1.48)	.23
Total from investment operations	.14	.72	1.32	(1.15)	.63
Distributions from net investment income	(.16)	(.18)	(.33)	(.34)	(.42)
Distributions from net realized gain	(.04)	(.28)	(.15)	(.17)	(.12)
Total distributions	(.20)	(.45) G	(.47) F	(.51)	(.54)
Net asset value, end of period	$ 10.18	$ 10.24	$ 9.97	$ 9.12	$ 10.78
Total Return A, B	1.39%	7.25%	14.64%	(10.70)%	5.92%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.60%	1.63%	3.76%	3.25%	3.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,731	$ 7,313	$ 6,753	$ 4,836	$ 3,589
Portfolio turnover rate	49%	41%	32%	55%	56%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.47 per share is comprised of distributions from net investment income of $.326 and distributions from net realized gain of $.146 per share.

G Total distributions of $.45 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $.275 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Freedom 2005 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of December 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	4.6	4.8
VIP Equity-Income Portfolio Initial Class	5.6	5.6
VIP Growth & Income Portfolio Initial Class	5.6	5.6
VIP Growth Portfolio Initial Class	5.4	5.8
VIP Mid Cap Portfolio Initial Class	1.8	2.0
VIP Value Portfolio Initial Class	4.8	4.8
VIP Value Strategies Portfolio Initial Class	2.0	2.0
	29.8	30.6
Developed International Equity Funds
VIP Overseas Portfolio Initial Class	7.8	9.2
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Initial Class	2.0	1.6
High Yield Bond Funds
VIP High Income Portfolio Initial Class	5.2	5.0
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Initial Class	30.5	30.5
Short-Term Funds
VIP Money Market Portfolio Initial Class	24.7	23.1
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	29.8%
Developed International Equity Funds	7.8%
Emerging Markets Equity Funds	2.0%
High Yield Bond Funds	5.2%
Investment Grade Bond Funds	30.5%
Short-Term Funds	24.7%

Six months ago
Domestic Equity Funds	30.6%
Developed International Equity Funds	9.2%
Emerging Markets Equity Funds	1.6%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	30.5%
Short-Term Funds	23.1%

Expected
Domestic Equity Funds	27.2%
Developed International Equity Funds	8.4%
Emerging Markets Equity Funds	1.5%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	29.7%
Short-Term Funds	28.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of June 30, 2011. The current allocation is based on the fund's holdings as of December 31, 2011. The expected allocation represents the fund's anticipated allocation at June 30, 2012.

Annual Report

VIP Freedom 2005 Portfolio

Investments December 31, 2011

Showing Percentage of Net Assets

Domestic Equity Funds - 29.8%
	Shares	Value
Domestic Equity Funds - 29.8%
VIP Contrafund Portfolio Initial Class	11,143	$ 256,507
VIP Equity-Income Portfolio Initial Class	16,525	308,861
VIP Growth & Income Portfolio Initial Class	24,727	311,308
VIP Growth Portfolio Initial Class	8,065	297,533
VIP Mid Cap Portfolio Initial Class	3,513	102,153
VIP Value Portfolio Initial Class	25,104	266,103
VIP Value Strategies Portfolio Initial Class	12,345	108,385
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,878,259)		1,650,850
International Equity Funds - 9.8%

Developed International Equity Funds - 7.8%
VIP Overseas Portfolio Initial Class	31,810	433,576
Emerging Markets Equity Funds - 2.0%
VIP Emerging Markets Portfolio Initial Class	14,064	108,859
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $736,651)		542,435
Bond Funds - 35.7%
	Shares	Value
High Yield Bond Funds - 5.2%
VIP High Income Portfolio Initial Class	53,302	$ 287,296
Investment Grade Bond Funds - 30.5%
VIP Investment Grade Bond Portfolio Initial Class	130,566	1,693,436
TOTAL BOND FUNDS (Cost $1,953,446)		1,980,732
Short-Term Funds - 24.7%

VIP Money Market Portfolio Initial Class (Cost $1,370,831)	1,370,831	1,370,831
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,939,187)		5,544,848
NET OTHER ASSETS (LIABILITIES) - 0.0%		(311)
NET ASSETS - 100%		$ 5,544,537
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Freedom 2005 Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2011

Assets
Investment in securities, at value (cost $5,939,187) - See accompanying schedule		$ 5,544,848
Receivable for investments sold		29,863
Receivable for fund shares sold		278
Total assets		5,574,989

Liabilities
Payable for fund shares redeemed	$ 30,130
Distribution and service plan fees payable	322
Total liabilities		30,452

Net Assets		$ 5,544,537
Net Assets consist of:
Paid in capital		$ 6,211,008
Accumulated undistributed net realized gain (loss) on investments		(272,132)
Net unrealized appreciation (depreciation) on investments		(394,339)
Net Assets		$ 5,544,537

Statement of Assets and Liabilities - continued

December 31, 2011

Initial Class: Net Asset Value, offering price and redemption price per share ($5,223,845 ÷ 530,052 shares)	$ 9.86

Service Class: Net Asset Value, offering price and redemption price per share ($94,841 ÷ 9,617 shares)	$ 9.86

Service Class 2: Net Asset Value, offering price and redemption price per share ($225,851 ÷ 22,930 shares)	$ 9.85

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended December 31, 2011

Investment Income
Income distributions from underlying funds		$ 130,334

Expenses
Distribution and service plan fees	$ 1,244
Independent trustees' compensation	21
Total expenses before reductions	1,265
Expense reductions	(21)	1,244
Net investment income (loss)		129,090
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(91,461)
Capital gain distributions from underlying funds	52,736
Total net realized gain (loss)		(38,725)
Change in net unrealized appreciation (depreciation) on underlying funds		(73,018)
Net gain (loss)		(111,743)
Net increase (decrease) in net assets resulting from operations		$ 17,347

Statement of Changes in Net Assets

	Year ended December 31, 2011	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 129,090	$ 117,868
Net realized gain (loss)	(38,725)	(54,409)
Change in net unrealized appreciation (depreciation)	(73,018)	602,863
Net increase (decrease) in net assets resulting from operations	17,347	666,322
Distributions to shareholders from net investment income	(128,904)	(118,355)
Distributions to shareholders from net realized gain	(25,204)	(79,802)
Total distributions	(154,108)	(198,157)
Share transactions - net increase (decrease)	(386,788)	(1,588,370)
Total increase (decrease) in net assets	(523,549)	(1,120,205)

Net Assets
Beginning of period	6,068,086	7,188,291
End of period	$ 5,544,537	$ 6,068,086

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Initial Class

Years ended December 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.07	$ 9.34	$ 8.14	$ 11.59	$ 11.41
Income from Investment Operations
Net investment income (loss) C	.22	.18	.34	.34	.38
Net realized and unrealized gain (loss)	(.20)	.87	1.48	(3.06)	.60
Total from investment operations	.02	1.05	1.82	(2.72)	.98
Distributions from net investment income	(.19)	(.20)	(.35)	(.34)	(.34)
Distributions from net realized gain	(.04)	(.12)	(.26)	(.39)	(.47)
Total distributions	(.23)	(.32)	(.62) H	(.73)	(.80) G
Net asset value, end of period	$ 9.86	$ 10.07	$ 9.34	$ 8.14	$ 11.59
Total Return A, B	.18%	11.34%	23.02%	(23.83)%	8.65%
Ratios to Average Net Assets D, F
Expenses before reductions E	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.17%	1.90%	3.95%	3.29%	3.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,224	$ 5,733	$ 6,833	$ 5,993	$ 9,203
Portfolio turnover rate	54%	42%	50%	51%	51%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Amount represents less than .01%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.80 per share is comprised of distributions from net investment income of $.335 and distributions from net realized gain of $.465 per share.

H Total distributions of $.62 per share is comprised of distributions from net investment income of $.353 and distributions from net realized gain of $.262 per share.

Financial Highlights - Service Class

Years ended December 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.08	$ 9.35	$ 8.14	$ 11.59	$ 11.41
Income from Investment Operations
Net investment income (loss) C	.21	.17	.33	.33	.37
Net realized and unrealized gain (loss)	(.21)	.87	1.48	(3.06)	.60
Total from investment operations	- F	1.04	1.81	(2.73)	.97
Distributions from net investment income	(.18)	(.19)	(.34)	(.33)	(.32)
Distributions from net realized gain	(.04)	(.12)	(.26)	(.39)	(.47)
Total distributions	(.22)	(.31)	(.60) H	(.72)	(.79) G
Net asset value, end of period	$ 9.86	$ 10.08	$ 9.35	$ 8.14	$ 11.59
Total Return A, B	(.04)%	11.24%	23.00%	(23.95)%	8.55%
Ratios to Average Net Assets D, E
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	2.07%	1.80%	3.85%	3.19%	3.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 95	$ 179	$ 172	$ 250	$ 449
Portfolio turnover rate	54%	42%	50%	51%	51%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Amount represents less than $.01 per share.

G Total distributions of $.79 per share is comprised of distributions from net investment income of $.323 and distributions from net realized gain of $.465 per share.

H Total distributions of $.60 per share is comprised of distributions from net investment income of $.341 and distributions from net realized gain of $.262 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class 2

Years ended December 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.08	$ 9.35	$ 8.14	$ 11.59	$ 11.41
Income from Investment Operations
Net investment income (loss) C	.19	.16	.32	.31	.35
Net realized and unrealized gain (loss)	(.20)	.86	1.48	(3.06)	.60
Total from investment operations	(.01)	1.02	1.80	(2.75)	.95
Distributions from net investment income	(.18)	(.18)	(.32)	(.31)	(.31)
Distributions from net realized gain	(.04)	(.12)	(.26)	(.39)	(.47)
Total distributions	(.22)	(.29) H	(.59) G	(.70)	(.77) F
Net asset value, end of period	$ 9.85	$ 10.08	$ 9.35	$ 8.14	$ 11.59
Total Return A, B	(.09)%	11.06%	22.78%	(24.12)%	8.40%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.92%	1.65%	3.70%	3.04%	2.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 226	$ 157	$ 183	$ 271	$ 456
Portfolio turnover rate	54%	42%	50%	51%	51%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.77 per share is comprised of distributions from net investment income of $.306 and distributions from net realized gain of $.465 per share.

G Total distributions of $.59 per share is comprised of distributions from net investment income of $.324 and distributions from net realized gain of $.262 per share.

H Total distributions of $.29 per share is comprised of distributions from net investment income of $.177 and distributions from net realized gain of $.117 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Freedom 2010 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of December 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	5.7	5.8
VIP Equity-Income Portfolio Initial Class	6.9	6.7
VIP Growth & Income Portfolio Initial Class	6.9	6.7
VIP Growth Portfolio Initial Class	6.7	6.9
VIP Mid Cap Portfolio Initial Class	2.3	2.4
VIP Value Portfolio Initial Class	5.9	5.8
VIP Value Strategies Portfolio Initial Class	2.4	2.4
	36.8	36.7
Developed International Equity Funds
VIP Overseas Portfolio Initial Class	9.8	11.2
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Initial Class	2.5	1.9
High Yield Bond Funds
VIP High Income Portfolio Initial Class	5.1	5.0
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Initial Class	34.8	34.6
Short-Term Funds
VIP Money Market Portfolio Initial Class	11.0	10.7
Net Other Assets (Liabilities)	0.0*	(0.1)
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	36.8%
Developed International Equity Funds	9.8%
Emerging Markets Equity Funds	2.5%
High Yield Bond Funds	5.1%
Investment Grade Bond Funds	34.8%
Short-Term Funds	11.0%

Six months ago
Domestic Equity Funds	36.7%
Developed International Equity Funds	11.2%
Emerging Markets Equity Funds	1.9%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	34.6%
Short-Term Funds	10.7%
Net Other Assets †	(0.1)%

Expected
Domestic Equity Funds	35.7%
Developed International Equity Funds	11.1%
Emerging Markets Equity Funds	1.9%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	34.5%
Short-Term Funds	11.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of June 30, 2011. The current allocation is based on the fund's holdings as of December 31, 2011. The expected allocation represents the fund's anticipated allocation at June 30, 2012.

† Net Other Assets are not included in the pie chart.

Annual Report

VIP Freedom 2010 Portfolio

Investments December 31, 2011

Showing Percentage of Net Assets

Domestic Equity Funds - 36.8%
	Shares	Value
Domestic Equity Funds - 36.8%
VIP Contrafund Portfolio Initial Class	447,769	$ 10,307,654
VIP Equity-Income Portfolio Initial Class	658,010	12,298,203
VIP Growth & Income Portfolio Initial Class	983,379	12,380,740
VIP Growth Portfolio Initial Class	324,016	11,952,961
VIP Mid Cap Portfolio Initial Class	142,866	4,154,557
VIP Value Portfolio Initial Class	1,000,345	10,603,652
VIP Value Strategies Portfolio Initial Class	495,359	4,349,255
TOTAL DOMESTIC EQUITY FUNDS (Cost $72,553,479)		66,047,022
International Equity Funds - 12.3%

Developed International Equity Funds - 9.8%
VIP Overseas Portfolio Initial Class	1,295,684	17,660,169
Emerging Markets Equity Funds - 2.5%
VIP Emerging Markets Portfolio Initial Class	587,849	4,549,949
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $28,043,632)		22,210,118
Bond Funds - 39.9%
	Shares	Value
High Yield Bond Funds - 5.1%
VIP High Income Portfolio Initial Class	1,711,503	$ 9,224,999
Investment Grade Bond Funds - 34.8%
VIP Investment Grade Bond Portfolio Initial Class	4,817,528	62,483,334
TOTAL BOND FUNDS (Cost $71,047,536)		71,708,333
Short-Term Funds - 11.0%

VIP Money Market Portfolio Initial Class (Cost $19,724,734)	19,724,734	19,724,734
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $191,369,381)		179,690,207
NET OTHER ASSETS (LIABILITIES) - 0.0%		(73,145)
NET ASSETS - 100%		$ 179,617,062
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Freedom 2010 Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2011

Assets
Investment in securities, at value (cost $191,369,381) - See accompanying schedule		$ 179,690,207
Cash		370
Receivable for investments sold		434,579
Receivable for fund shares sold		38,619
Total assets		180,163,775

Liabilities
Payable for fund shares redeemed	$ 517,263
Distribution and service plan fees payable	29,450
Total liabilities		546,713

Net Assets		$ 179,617,062
Net Assets consist of:
Paid in capital		$ 191,344,636
Undistributed net investment income		3,257
Accumulated undistributed net realized gain (loss) on investments		(51,657)
Net unrealized appreciation (depreciation) on investments		(11,679,174)
Net Assets		$ 179,617,062

Statement of Assets and Liabilities - continued

December 31, 2011

Initial Class: Net Asset Value, offering price and redemption price per share ($22,337,671 ÷ 2,167,592 shares)	$ 10.31

Service Class: Net Asset Value, offering price and redemption price per share ($20,926,880 ÷ 2,032,470 shares)	$ 10.30

Service Class 2: Net Asset Value, offering price and redemption price per share ($136,352,511 ÷ 13,291,287 shares)	$ 10.26

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended December 31, 2011

Investment Income
Income distributions from underlying funds		$ 3,841,239

Expenses
Distribution and service plan fees	$ 335,799
Independent trustees' compensation	602
Total expenses before reductions	336,401
Expense reductions	(602)	335,799
Net investment income (loss)		3,505,440
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	123,432
Capital gain distributions from underlying funds	1,602,132
Total net realized gain (loss)		1,725,564
Change in net unrealized appreciation (depreciation) on underlying funds		(6,181,305)
Net gain (loss)		(4,455,741)
Net increase (decrease) in net assets resulting from operations		$ (950,301)
Statement of Changes in Net Assets

	Year ended December 31, 2011	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,505,440	$ 3,027,486
Net realized gain (loss)	1,725,564	2,094,428
Change in net unrealized appreciation (depreciation)	(6,181,305)	11,980,452
Net increase (decrease) in net assets resulting from operations	(950,301)	17,102,366
Distributions to shareholders from net investment income	(3,501,665)	(3,027,992)
Distributions to shareholders from net realized gain	(930,001)	(2,711,578)
Total distributions	(4,431,666)	(5,739,570)
Share transactions - net increase (decrease)	25,200,781	20,210,504
Total increase (decrease) in net assets	19,818,814	31,573,300

Net Assets
Beginning of period	159,798,248	128,224,948
End of period (including undistributed net investment income of $3,257 and undistributed net investment income of $7,845, respectively)	$ 179,617,062	$ 159,798,248

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Initial Class

Years ended December 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.61	$ 9.77	$ 8.23	$ 11.96	$ 11.59
Income from Investment Operations
Net investment income (loss) C	.24	.24	.38	.35	.36
Net realized and unrealized gain (loss)	(.26)	1.02	1.60	(3.32)	.64
Total from investment operations	(.02)	1.26	1.98	(2.97)	1.00
Distributions from net investment income	(.23)	(.23)	(.37)	(.31)	(.30)
Distributions from net realized gain	(.06)	(.19)	(.07)	(.45)	(.33)
Total distributions	(.28) G	(.42)	(.44)	(.76)	(.63)
Net asset value, end of period	$ 10.31	$ 10.61	$ 9.77	$ 8.23	$ 11.96
Total Return A, B	(.19)%	12.95%	24.27%	(25.05)%	8.71%
Ratios to Average Net Assets D, F
Expenses before reductions E	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.27%	2.38%	4.22%	3.27%	2.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,338	$ 22,573	$ 21,197	$ 24,962	$ 26,629
Portfolio turnover rate	17%	29%	28%	34%	21%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Amount represents less than .01%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.28 per share is comprised of distributions from net investment income of $.225 and distributions from net realized gain of $.055 per share.

Financial Highlights - Service Class

Years ended December 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.60	$ 9.77	$ 8.23	$ 11.95	$ 11.58
Income from Investment Operations
Net investment income (loss) C	.23	.23	.37	.33	.35
Net realized and unrealized gain (loss)	(.26)	1.01	1.60	(3.30)	.64
Total from investment operations	(.03)	1.24	1.97	(2.97)	.99
Distributions from net investment income	(.22)	(.21)	(.36)	(.30)	(.29)
Distributions from net realized gain	(.06)	(.19)	(.07)	(.45)	(.33)
Total distributions	(.27) G	(.41) F	(.43)	(.75)	(.62)
Net asset value, end of period	$ 10.30	$ 10.60	$ 9.77	$ 8.23	$ 11.95
Total Return A, B	(.28)%	12.74%	24.15%	(25.08)%	8.65%
Ratios to Average Net Assets D, E
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	2.17%	2.28%	4.12%	3.17%	2.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,927	$ 19,259	$ 19,238	$ 17,137	$ 19,295
Portfolio turnover rate	17%	29%	28%	34%	21%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.41 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.191 per share.

G Total distributions of $.27 per share is comprised of distributions from net investment income of $.215 and distributions from net realized gain of $.055 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class 2

Years ended December 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.56	$ 9.74	$ 8.21	$ 11.92	$ 11.56
Income from Investment Operations
Net investment income (loss) C	.22	.22	.35	.32	.33
Net realized and unrealized gain (loss)	(.26)	.99	1.60	(3.29)	.64
Total from investment operations	(.04)	1.21	1.95	(2.97)	.97
Distributions from net investment income	(.20)	(.20)	(.35)	(.29)	(.28)
Distributions from net realized gain	(.06)	(.19)	(.07)	(.45)	(.33)
Total distributions	(.26)	(.39)	(.42)	(.74)	(.61)
Net asset value, end of period	$ 10.26	$ 10.56	$ 9.74	$ 8.21	$ 11.92
Total Return A, B	(.43)%	12.55%	23.95%	(25.17)%	8.42%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	2.02%	2.13%	3.97%	3.02%	2.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 136,353	$ 117,966	$ 87,791	$ 66,370	$ 62,510
Portfolio turnover rate	17%	29%	28%	34%	21%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Freedom 2015 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of December 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	5.9	5.9
VIP Equity-Income Portfolio Initial Class	7.0	6.9
VIP Growth & Income Portfolio Initial Class	7.1	6.9
VIP Growth Portfolio Initial Class	6.8	7.1
VIP Mid Cap Portfolio Initial Class	2.4	2.4
VIP Value Portfolio Initial Class	6.1	5.9
VIP Value Strategies Portfolio Initial Class	2.5	2.5
	37.8	37.6
Developed International Equity Funds
VIP Overseas Portfolio Initial Class	10.1	11.4
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Initial Class	2.6	2.0
High Yield Bond Funds
VIP High Income Portfolio Initial Class	5.2	5.1
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Initial Class	34.9	34.4
Short-Term Funds
VIP Money Market Portfolio Initial Class	9.5	9.5

Net Other Assets (Liabilities)	(0.1)	0.0*
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	37.8%
Developed International Equity Funds	10.1%
Emerging Markets Equity Funds	2.6%
High Yield Bond Funds	5.2%
Investment Grade Bond Funds	34.9%
Short-Term Funds	9.5%
Net Other Assets †	(0.1)%

Six months ago
Domestic Equity Funds	37.6%
Developed International Equity Funds	11.4%
Emerging Markets Equity Funds	2.0%
High Yield Bond Funds	5.1%
Investment Grade Bond Funds	34.4%
Short-Term Funds	9.5%

Expected
Domestic Equity Funds	36.8%
Developed International Equity Funds	11.4%
Emerging Markets Equity Funds	2.0%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	34.9%
Short-Term Funds	9.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of June 30, 2011. The current allocation is based on the fund's holdings as of December 31, 2011. The expected allocation represents the fund's anticipated allocation at June 30, 2012.

† Net Other Assets are not included in the pie chart.

Annual Report

VIP Freedom 2015 Portfolio

Investments December 31, 2011

Showing Percentage of Net Assets

Domestic Equity Funds - 37.8%
	Shares	Value
Domestic Equity Funds - 37.8%
VIP Contrafund Portfolio Initial Class	260,703	$ 6,001,373
VIP Equity-Income Portfolio Initial Class	383,406	7,165,855
VIP Growth & Income Portfolio Initial Class	573,067	7,214,919
VIP Growth Portfolio Initial Class	188,867	6,967,303
VIP Mid Cap Portfolio Initial Class	83,105	2,416,689
VIP Value Portfolio Initial Class	582,566	6,175,203
VIP Value Strategies Portfolio Initial Class	288,222	2,530,592
TOTAL DOMESTIC EQUITY FUNDS (Cost $39,870,452)		38,471,934
International Equity Funds - 12.7%

Developed International Equity Funds - 10.1%
VIP Overseas Portfolio Initial Class	754,549	10,284,508
Emerging Markets Equity Funds - 2.6%
VIP Emerging Markets Portfolio Initial Class	342,242	2,648,952
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $15,720,908)		12,933,460
Bond Funds - 40.1%
	Shares	Value
High Yield Bond Funds - 5.2%
VIP High Income Portfolio Initial Class	976,522	$ 5,263,452
Investment Grade Bond Funds - 34.9%
VIP Investment Grade Bond Portfolio Initial Class	2,739,479	35,531,039
TOTAL BOND FUNDS (Cost $40,132,859)		40,794,491
Short-Term Funds - 9.5%

VIP Money Market Portfolio Initial Class (Cost $9,724,413)	9,724,413	9,724,413
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $105,448,632)		101,924,298
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(55,936)
NET ASSETS - 100%		$ 101,868,362
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity VIP Freedom 2015 Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2011

Assets
Investment in securities, at value (cost $105,448,632) - See accompanying schedule		$ 101,924,298
Receivable for investments sold		515,823
Receivable for fund shares sold		27,886
Total assets		102,468,007

Liabilities
Payable to custodian bank	$ 79
Payable for fund shares redeemed	587,600
Distribution and service plan fees payable	11,966
Total liabilities		599,645

Net Assets		$ 101,868,362
Net Assets consist of:
Paid in capital		$ 105,294,793
Accumulated undistributed net realized gain (loss) on investments		97,903
Net unrealized appreciation (depreciation) on investments		(3,524,334)
Net Assets		$ 101,868,362

Statement of Assets and Liabilities - continued

December 31, 2011

Initial Class: Net Asset Value, offering price and redemption price per share ($38,879,425 ÷ 3,744,150 shares)	$ 10.38

Service Class: Net Asset Value, offering price and redemption price per share ($7,743,053 ÷ 746,396 shares)	$ 10.37

Service Class 2: Net Asset Value, offering price and redemption price per share ($55,245,884 ÷ 5,342,327 shares)	$ 10.34

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity VIP Freedom 2015 Portfolio

Financial Statements - continued

Statement of Operations

	Year ended December 31, 2011

Investment Income
Income distributions from underlying funds		$ 2,189,456

Expenses
Distribution and service plan fees	$ 145,878
Independent trustees' compensation	363
Total expenses before reductions	146,241
Expense reductions	(363)	145,878
Net investment income (loss)		2,043,578
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	169,820
Capital gain distributions from underlying funds	964,139
Total net realized gain (loss)		1,133,959
Change in net unrealized appreciation (depreciation) on underlying funds		(3,546,950)
Net gain (loss)		(2,412,991)
Net increase (decrease) in net assets resulting from operations		$ (369,413)

Statement of Changes in Net Assets

	Year ended December 31, 2011	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,043,578	$ 1,902,444
Net realized gain (loss)	1,133,959	866,011
Change in net unrealized appreciation (depreciation)	(3,546,950)	8,117,654
Net increase (decrease) in net assets resulting from operations	(369,413)	10,886,109
Distributions to shareholders from net investment income	(2,043,772)	(1,907,875)
Distributions to shareholders from net realized gain	(530,501)	(1,118,696)
Total distributions	(2,574,273)	(3,026,571)
Share transactions - net increase (decrease)	6,442,512	9,160,517
Total increase (decrease) in net assets	3,498,826	17,020,055

Net Assets
Beginning of period	98,369,536	81,349,481
End of period	$ 101,868,362	$ 98,369,536

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Initial Class

Years ended December 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.70	$ 9.78	$ 8.19	$ 12.29	$ 11.93
Income from Investment Operations
Net investment income (loss) C	.23	.23	.38	.33	.37
Net realized and unrealized gain (loss)	(.27)	1.04	1.67	(3.61)	.73
Total from investment operations	(.04)	1.27	2.05	(3.28)	1.10
Distributions from net investment income	(.23)	(.23)	(.34)	(.30)	(.36)
Distributions from net realized gain	(.06)	(.13)	(.12)	(.52)	(.38)
Total distributions	(.28) H	(.35) G	(.46)	(.82) F	(.74)
Net asset value, end of period	$ 10.38	$ 10.70	$ 9.78	$ 8.19	$ 12.29
Total Return A, B	(.36)%	13.09%	25.28%	(27.03)%	9.33%
Ratios to Average Net Assets D, E
Expenses before reductions I	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.16%	2.30%	4.21%	3.11%	2.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,879	$ 39,535	$ 37,291	$ 25,977	$ 33,780
Portfolio turnover rate	26%	30%	23%	27%	18%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.82 per share is comprised of distributions from net investment income of $.302 and distributions from net realized gain of $.515 per share.

G Total distributions of $.35 per share is comprised of distributions from net investment income of $.227 and distributions from net realized gain of $.127 per share.

H Total distributions of $.28 per share is comprised of distributions from net investment income of $.227 and distributions from net realized gain of $.055 per share.

I Amount represents less than .01%.

Financial Highlights - Service Class

Years ended December 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.69	$ 9.77	$ 8.19	$ 12.29	$ 11.93
Income from Investment Operations
Net investment income (loss) C	.22	.22	.37	.31	.35
Net realized and unrealized gain (loss)	(.26)	1.05	1.66	(3.60)	.74
Total from investment operations	(.04)	1.27	2.03	(3.29)	1.09
Distributions from net investment income	(.22)	(.22)	(.33)	(.29)	(.35)
Distributions from net realized gain	(.06)	(.13)	(.12)	(.52)	(.38)
Total distributions	(.28)	(.35)	(.45)	(.81) F	(.73)
Net asset value, end of period	$ 10.37	$ 10.69	$ 9.77	$ 8.19	$ 12.29
Total Return A, B	(.41)%	13.00%	25.06%	(27.10)%	9.23%
Ratios to Average Net Assets D, E
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	2.06%	2.20%	4.12%	3.01%	2.83%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,743	$ 2,723	$ 1,524	$ 936	$ 477
Portfolio turnover rate	26%	30%	23%	27%	18%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.81 per share is comprised of distributions from net investment income of $.294 and distributions from net realized gain of $.515 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class 2

Years ended December 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.65	$ 9.74	$ 8.16	$ 12.26	$ 11.91
Income from Investment Operations
Net investment income (loss) C	.21	.21	.35	.30	.33
Net realized and unrealized gain (loss)	(.26)	1.03	1.67	(3.61)	.74
Total from investment operations	(.05)	1.24	2.02	(3.31)	1.07
Distributions from net investment income	(.20)	(.20)	(.32)	(.28)	(.34)
Distributions from net realized gain	(.06)	(.13)	(.12)	(.52)	(.38)
Total distributions	(.26)	(.33)	(.44)	(.79) F	(.72)
Net asset value, end of period	$ 10.34	$ 10.65	$ 9.74	$ 8.16	$ 12.26
Total Return A, B	(.52)%	12.79%	25.02%	(27.30)%	9.07%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.91%	2.05%	3.97%	2.86%	2.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 55,246	$ 56,112	$ 42,534	$ 25,855	$ 24,497
Portfolio turnover rate	26%	30%	23%	27%	18%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.79 per share is comprised of distributions from net investment income of $.279 and distributions from net realized gain of $.515 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Freedom 2020 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of December 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	6.8	7.0
VIP Equity-Income Portfolio Initial Class	8.1	8.1
VIP Growth & Income Portfolio Initial Class	8.1	8.1
VIP Growth Portfolio Initial Class	7.9	8.3
VIP Mid Cap Portfolio Initial Class	2.7	2.8
VIP Value Portfolio Initial Class	7.0	6.9
VIP Value Strategies Portfolio Initial Class	2.9	2.9
	43.5	44.1
Developed International Equity Funds
VIP Overseas Portfolio Initial Class	11.6	13.5
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Initial Class	3.0	2.3
High Yield Bond Funds
VIP High Income Portfolio Initial Class	6.4	6.5
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Initial Class	30.7	29.5
Short-Term Funds
VIP Money Market Portfolio Initial Class	4.8	4.1
Net Other Assets (Liabilities) *	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	43.5%
Developed International Equity Funds	11.6%
Emerging Markets Equity Funds	3.0%
High Yield Bond Funds	6.4%
Investment Grade Bond Funds	30.7%
Short-Term Funds	4.8%

Six months ago
Domestic Equity Funds	44.1%
Developed International Equity Funds	13.5%
Emerging Markets Equity Funds	2.3%
High Yield Bond Funds	6.5%
Investment Grade Bond Funds	29.5%
Short-Term Funds	4.1%

Expected
Domestic Equity Funds	41.2%
Developed International Equity Funds	12.9%
Emerging Markets Equity Funds	2.2%
High Yield Bond Funds	6.0%
Investment Grade Bond Funds	31.7%
Short-Term Funds	6.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of June 30, 2011. The current allocation is based on the fund's holdings as of December 31, 2011. The expected allocation represents the fund's anticipated allocation at June 30, 2012.

Annual Report

VIP Freedom 2020 Portfolio

Investments December 31, 2011

Showing Percentage of Net Assets

Domestic Equity Funds - 43.5%
	Shares	Value
Domestic Equity Funds - 43.5%
VIP Contrafund Portfolio Initial Class	1,504,474	$ 34,632,985
VIP Equity-Income Portfolio Initial Class	2,213,856	41,376,968
VIP Growth & Income Portfolio Initial Class	3,308,668	41,656,135
VIP Growth Portfolio Initial Class	1,090,025	40,211,016
VIP Mid Cap Portfolio Initial Class	479,220	13,935,729
VIP Value Portfolio Initial Class	3,361,392	35,630,759
VIP Value Strategies Portfolio Initial Class	1,661,721	14,589,908
TOTAL DOMESTIC EQUITY FUNDS (Cost $226,369,852)		222,033,500
International Equity Funds - 14.6%

Developed International Equity Funds - 11.6%
VIP Overseas Portfolio Initial Class	4,355,134	59,360,471
Emerging Markets Equity Funds - 3.0%
VIP Emerging Markets Portfolio Initial Class	1,973,334	15,273,606
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $89,553,127)		74,634,077
Bond Funds - 37.1%
	Shares	Value
High Yield Bond Funds - 6.4%
VIP High Income Portfolio Initial Class	6,096,910	$ 32,862,346
Investment Grade Bond Funds - 30.7%
VIP Investment Grade Bond Portfolio Initial Class	12,096,102	156,886,440
TOTAL BOND FUNDS (Cost $189,548,943)		189,748,786
Short-Term Funds - 4.8%

VIP Money Market Portfolio Initial Class (Cost $24,739,026)	24,739,026	24,739,026
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $530,210,948)		511,155,389
NET OTHER ASSETS (LIABILITIES) - 0.0%		(129,937)
NET ASSETS - 100%		$ 511,025,452
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity VIP Freedom 2020 Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2011

Assets
Investment in securities, at value (cost $530,210,948) - See accompanying schedule		$ 511,155,389
Cash		160
Receivable for fund shares sold		1,141,807
Total assets		512,297,356

Liabilities
Payable for investments purchased	$ 1,001,227
Payable for fund shares redeemed	180,652
Distribution and service plan fees payable	90,025
Total liabilities		1,271,904

Net Assets		$ 511,025,452
Net Assets consist of:
Paid in capital		$ 530,320,773
Accumulated undistributed net realized gain (loss) on investments		(239,762)
Net unrealized appreciation (depreciation) on investments		(19,055,559)
Net Assets		$ 511,025,452

Statement of Assets and Liabilities - continued

December 31, 2011

Initial Class: Net Asset Value, offering price and redemption price per share ($47,730,562 ÷ 4,673,414 shares)	$ 10.21

Service Class: Net Asset Value, offering price and redemption price per share ($36,817,620 ÷ 3,610,661 shares)	$ 10.20

Service Class 2: Net Asset Value, offering price and redemption price per share ($426,477,270 ÷ 41,952,268 shares)	$ 10.17

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity VIP Freedom 2020 Portfolio

Financial Statements - continued

Statement of Operations

	Year ended December 31, 2011

Investment Income
Income distributions from underlying funds		$ 11,339,995
Interest		3
Total income		11,339,998

Expenses
Distribution and service plan fees	$ 970,454
Independent trustees' compensation	1,609
Total expenses before reductions	972,063
Expense reductions	(1,609)	970,454
Net investment income (loss)		10,369,544
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	91,798
Capital gain distributions from underlying funds	3,729,006
Total net realized gain (loss)		3,820,804
Change in net unrealized appreciation (depreciation) on underlying funds		(22,099,443)
Net gain (loss)		(18,278,639)
Net increase (decrease) in net assets resulting from operations		$ (7,909,095)

Statement of Changes in Net Assets

	Year ended December 31, 2011	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,369,544	$ 7,410,113
Net realized gain (loss)	3,820,804	1,627,031
Change in net unrealized appreciation (depreciation)	(22,099,443)	35,177,912
Net increase (decrease) in net assets resulting from operations	(7,909,095)	44,215,056
Distributions to shareholders from net investment income	(10,386,172)	(7,414,198)
Distributions to shareholders from net realized gain	(1,960,572)	(2,619,651)
Total distributions	(12,346,744)	(10,033,849)
Share transactions - net increase (decrease)	142,556,761	100,585,667
Total increase (decrease) in net assets	122,300,922	134,766,874

Net Assets
Beginning of period	388,724,530	253,957,656
End of period	$ 511,025,452	$ 388,724,530

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Initial Class

Years ended December 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.59	$ 9.52	$ 7.71	$ 12.63	$ 12.10
Income from Investment Operations
Net investment income (loss) C	.26	.26	.33	.32	.35
Net realized and unrealized gain (loss)	(.37)	1.11	1.88	(4.38)	.88
Total from investment operations	(.11)	1.37	2.21	(4.06)	1.23
Distributions from net investment income	(.23)	(.22)	(.29)	(.28)	(.27)
Distributions from net realized gain	(.04)	(.08)	(.11)	(.59)	(.43)
Total distributions	(.27)	(.30)	(.40) I	(.86) H	(.70) G
Net asset value, end of period	$ 10.21	$ 10.59	$ 9.52	$ 7.71	$ 12.63
Total Return A, B	(1.03)%	14.49%	28.97%	(32.60)%	10.23%
Ratios to Average Net Assets D, F
Expenses before reductions E	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.47%	2.61%	3.93%	3.07%	2.76%
Supplemental Data
Net assets, end of period (000 omitted)	$ 47,731	$ 45,225	$ 38,330	$ 33,089	$ 31,465
Portfolio turnover rate	10%	21%	18%	24%	12%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Amount represents less than .01%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.70 per share is comprised of distributions from net investment income of $.273 and distributions from net realized gain of $.425 per share.

H Total distributions of $.86 per share is comprised of distributions from net investment income of $.279 and distributions from net realized gain of $.585 per share.

I Total distributions of $.40 per share is comprised of distributions from net investment income of $.293 and distributions from net realized gain of $.107 per share.

Financial Highlights - Service Class

Years ended December 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.58	$ 9.50	$ 7.70	$ 12.62	$ 12.09
Income from Investment Operations
Net investment income (loss) C	.25	.25	.32	.31	.34
Net realized and unrealized gain (loss)	(.37)	1.12	1.87	(4.38)	.88
Total from investment operations	(.12)	1.37	2.19	(4.07)	1.22
Distributions from net investment income	(.22)	(.21)	(.29)	(.27)	(.26)
Distributions from net realized gain	(.04)	(.08)	(.11)	(.59)	(.43)
Total distributions	(.26)	(.29)	(.39) H	(.85) G	(.69) F
Net asset value, end of period	$ 10.20	$ 10.58	$ 9.50	$ 7.70	$ 12.62
Total Return A, B	(1.12)%	14.52%	28.78%	(32.71)%	10.17%
Ratios to Average Net Assets D, E
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	2.37%	2.51%	3.83%	2.97%	2.66%
Supplemental Data
Net assets, end of period (000 omitted)	$ 36,818	$ 33,244	$ 25,941	$ 18,325	$ 19,881
Portfolio turnover rate	10%	21%	18%	24%	12%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.69 per share is comprised of distributions from net investment income of $.264 and distributions from net realized gain of $.425 per share.

G Total distributions of $.85 per share is comprised of distributions from net investment income of $.269 and distributions from net realized gain of $.585 per share.

H Total distributions of $.39 per share is comprised of distributions from net investment income of $.285 and distributions from net realized gain of $.107 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class 2

Years ended December 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.55	$ 9.48	$ 7.69	$ 12.60	$ 12.08
Income from Investment Operations
Net investment income (loss) C	.24	.23	.31	.30	.32
Net realized and unrealized gain (loss)	(.37)	1.12	1.86	(4.37)	.87
Total from investment operations	(.13)	1.35	2.17	(4.07)	1.19
Distributions from net investment income	(.21)	(.20)	(.28)	(.26)	(.25)
Distributions from net realized gain	(.04)	(.08)	(.11)	(.59)	(.43)
Total distributions	(.25)	(.28)	(.38) H	(.84) G	(.67) F
Net asset value, end of period	$ 10.17	$ 10.55	$ 9.48	$ 7.69	$ 12.60
Total Return A, B	(1.24)%	14.33%	28.55%	(32.80)%	9.97%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	2.22%	2.36%	3.68%	2.82%	2.51%
Supplemental Data
Net assets, end of period (000 omitted)	$ 426,477	$ 310,255	$ 189,686	$ 106,530	$ 119,395
Portfolio turnover rate	10%	21%	18%	24%	12%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.67 per share is comprised of distributions from net investment income of $.249 and distributions from net realized gain of $.425 per share.

G Total distributions of $.84 per share is comprised of distributions from net investment income of $.255 and distributions from net realized gain of $.585 per share.

H Total distributions of $.38 per share is comprised of distributions from net investment income of $.275 and distributions from net realized gain of $.107 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Freedom 2025 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of December 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	8.0	8.1
VIP Equity-Income Portfolio Initial Class	9.5	9.4
VIP Growth & Income Portfolio Initial Class	9.6	9.4
VIP Growth Portfolio Initial Class	9.3	9.6
VIP Mid Cap Portfolio Initial Class	3.2	3.3
VIP Value Portfolio Initial Class	8.2	8.0
VIP Value Strategies Portfolio Initial Class	3.4	3.4
	51.2	51.2
Developed International Equity Funds
VIP Overseas Portfolio Initial Class	13.7	15.7
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Initial Class	3.6	2.7
High Yield Bond Funds
VIP High Income Portfolio Initial Class	7.7	7.5
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Initial Class	23.6	22.8
Short-Term Funds
VIP Money Market Portfolio Initial Class	0.2	0.1
Net Other Assets (Liabilities) *	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	51.2%
Developed International Equity Funds	13.7%
Emerging Markets Equity Funds	3.6%
High Yield Bond Funds	7.7%
Investment Grade Bond Funds	23.6%
Short-Term Funds	0.2%

Six months ago
Domestic Equity Funds	51.2%
Developed International Equity Funds	15.7%
Emerging Markets Equity Funds	2.7%
High Yield Bond Funds	7.5%
Investment Grade Bond Funds	22.8%
Short-Term Funds	0.1%

Expected
Domestic Equity Funds	49.9%
Developed International Equity Funds	15.5%
Emerging Markets Equity Funds	2.7%
High Yield Bond Funds	7.4%
Investment Grade Bond Funds	24.1%
Short-Term Funds	0.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of June 30, 2011. The current allocation is based on the fund's holdings as of December 31, 2011. The expected allocation represents the fund's anticipated allocation at June 30, 2012.

Annual Report

VIP Freedom 2025 Portfolio

Investments December 31, 2011

Showing Percentage of Net Assets

Domestic Equity Funds - 51.2%
	Shares	Value
Domestic Equity Funds - 51.2%
VIP Contrafund Portfolio Initial Class	168,490	$ 3,878,644
VIP Equity-Income Portfolio Initial Class	247,735	4,630,169
VIP Growth & Income Portfolio Initial Class	370,266	4,661,653
VIP Growth Portfolio Initial Class	122,153	4,506,214
VIP Mid Cap Portfolio Initial Class	53,826	1,565,248
VIP Value Portfolio Initial Class	376,180	3,987,504
VIP Value Strategies Portfolio Initial Class	186,460	1,637,120
TOTAL DOMESTIC EQUITY FUNDS (Cost $25,753,680)		24,866,552
International Equity Funds - 17.3%

Developed International Equity Funds - 13.7%
VIP Overseas Portfolio Initial Class	489,210	6,667,936
Emerging Markets Equity Funds - 3.6%
VIP Emerging Markets Portfolio Initial Class	221,634	1,715,446
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $10,107,608)		8,383,382
Bond Funds - 31.3%
	Shares	Value
High Yield Bond Funds - 7.7%
VIP High Income Portfolio Initial Class	689,307	$ 3,715,367
Investment Grade Bond Funds - 23.6%
VIP Investment Grade Bond Portfolio Initial Class	885,213	11,481,215
TOTAL BOND FUNDS (Cost $15,361,409)		15,196,582
Short-Term Funds - 0.2%

VIP Money Market Portfolio Initial Class (Cost $124,047)	124,047	124,047
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $51,346,744)		48,570,563
NET OTHER ASSETS (LIABILITIES) - 0.0%		(16,314)
NET ASSETS - 100%		$ 48,554,249
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity VIP Freedom 2025 Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2011

Assets
Investment in securities, at value (cost $51,346,744) - See accompanying schedule		$ 48,570,563
Cash		67
Receivable for investments sold		435,262
Receivable for fund shares sold		33,858
Total assets		49,039,750

Liabilities
Payable for fund shares redeemed	$ 479,798
Distribution and service plan fees payable	5,703
Total liabilities		485,501

Net Assets		$ 48,554,249
Net Assets consist of:
Paid in capital		$ 51,454,726
Accumulated undistributed net realized gain (loss) on investments		(124,296)
Net unrealized appreciation (depreciation) on investments		(2,776,181)
Net Assets		$ 48,554,249

Statement of Assets and Liabilities - continued

December 31, 2011

Initial Class: Net Asset Value, offering price and redemption price per share ($15,536,509 ÷ 1,551,124 shares)	$ 10.02

Service Class: Net Asset Value, offering price and redemption price per share ($7,149,002 ÷ 714,369 shares)	$ 10.01

Service Class 2: Net Asset Value, offering price and redemption price per share ($25,868,738 ÷ 2,595,164 shares)	$ 9.97

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended December 31, 2011

Investment Income
Income distributions from underlying funds		$ 1,037,270

Expenses
Distribution and service plan fees	$ 65,477
Independent trustees' compensation	162
Total expenses before reductions	65,639
Expense reductions	(162)	65,477
Net investment income (loss)		971,793
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	4,069
Capital gain distributions from underlying funds	305,332
Total net realized gain (loss)		309,401
Change in net unrealized appreciation (depreciation) on underlying funds		(2,312,775)
Net gain (loss)		(2,003,374)
Net increase (decrease) in net assets resulting from operations		$ (1,031,581)

Statement of Changes in Net Assets

	Year ended December 31, 2011	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 971,793	$ 797,639
Net realized gain (loss)	309,401	159,679
Change in net unrealized appreciation (depreciation)	(2,312,775)	3,475,839
Net increase (decrease) in net assets resulting from operations	(1,031,581)	4,433,157
Distributions to shareholders from net investment income	(970,164)	(799,512)
Distributions to shareholders from net realized gain	(158,174)	(217,768)
Total distributions	(1,128,338)	(1,017,280)
Share transactions - net increase (decrease)	9,114,938	14,354,269
Total increase (decrease) in net assets	6,955,019	17,770,146

Net Assets
Beginning of period	41,599,230	23,829,084
End of period	$ 48,554,249	$ 41,599,230

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Initial Class

Years ended December 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.49	$ 9.30	$ 7.49	$ 12.71	$ 12.18
Income from Investment Operations
Net investment income (loss) C	.24	.28	.32	.31	.38
Net realized and unrealized gain (loss)	(.46)	1.19	1.89	(4.58)	.89
Total from investment operations	(.22)	1.47	2.21	(4.27)	1.27
Distributions from net investment income	(.22)	(.21)	(.29)	(.28)	(.27)
Distributions from net realized gain	(.03)	(.06)	(.12)	(.67)	(.47)
Total distributions	(.25)	(.28) G	(.40) F	(.95)	(.74)
Net asset value, end of period	$ 10.02	$ 10.49	$ 9.30	$ 7.49	$ 12.71
Total Return A, B	(2.11)%	15.79%	30.05%	(34.16)%	10.50%
Ratios to Average Net Assets D, E
Expenses before reductions H	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.25%	2.91%	3.84%	2.90%	2.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,537	$ 17,388	$ 14,888	$ 11,015	$ 15,197
Portfolio turnover rate	21%	25%	30%	36%	20%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.40 per share is comprised of distributions from net investment income of $.285 and distributions from net realized gain of $.117 per share.

G Total distributions of $.28 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.061 per share.

H Amount represents less than .01%.

Financial Highlights - Service Class

Years ended December 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.49	$ 9.30	$ 7.49	$ 12.70	$ 12.18
Income from Investment Operations
Net investment income (loss) C	.23	.27	.31	.29	.37
Net realized and unrealized gain (loss)	(.47)	1.19	1.90	(4.56)	.87
Total from investment operations	(.24)	1.46	2.21	(4.27)	1.24
Distributions from net investment income	(.21)	(.21)	(.28)	(.27)	(.25)
Distributions from net realized gain	(.03)	(.06)	(.12)	(.67)	(.47)
Total distributions	(.24)	(.27)	(.40) F	(.94)	(.72)
Net asset value, end of period	$ 10.01	$ 10.49	$ 9.30	$ 7.49	$ 12.70
Total Return A, B	(2.26)%	15.70%	29.96%	(34.20)%	10.31%
Ratios to Average Net Assets D, E
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	2.16%	2.81%	3.74%	2.80%	2.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,149	$ 1,429	$ 679	$ 403	$ 497
Portfolio turnover rate	21%	25%	30%	36%	20%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.40 per share is comprised of distributions from net investment income of $.278 and distributions from net realized gain of $.117 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class 2

Years ended December 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.44	$ 9.27	$ 7.47	$ 12.68	$ 12.17
Income from Investment Operations
Net investment income (loss) C	.21	.26	.30	.28	.35
Net realized and unrealized gain (loss)	(.45)	1.17	1.89	(4.57)	.89
Total from investment operations	(.24)	1.43	2.19	(4.29)	1.24
Distributions from net investment income	(.19)	(.20)	(.27)	(.25)	(.26)
Distributions from net realized gain	(.03)	(.06)	(.12)	(.67)	(.47)
Total distributions	(.23) G	(.26)	(.39) F	(.92)	(.73)
Net asset value, end of period	$ 9.97	$ 10.44	$ 9.27	$ 7.47	$ 12.68
Total Return A, B	(2.35)%	15.47%	29.79%	(34.36)%	10.26%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	2.00%	2.67%	3.59%	2.65%	2.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,869	$ 22,782	$ 8,262	$ 3,676	$ 3,998
Portfolio turnover rate	21%	25%	30%	36%	20%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.39 per share is comprised of distributions from net investment income of $.270 and distributions from net realized gain of $.117 per share.

G Total distributions of $.23 per share is comprised of distributions from net investment income of $.192 and distributions from net realized gain of $.033 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Freedom 2030 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of December 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	8.4	8.5
VIP Equity-Income Portfolio Initial Class	10.0	10.0
VIP Growth & Income Portfolio Initial Class	10.1	9.9
VIP Growth Portfolio Initial Class	9.8	10.1
VIP Mid Cap Portfolio Initial Class	3.4	3.5
VIP Value Portfolio Initial Class	8.6	8.5
VIP Value Strategies Portfolio Initial Class	3.5	3.6
	53.8	54.1
Developed International Equity Funds
VIP Overseas Portfolio Initial Class	14.4	16.6
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Initial Class	3.7	2.9
High Yield Bond Funds
VIP High Income Portfolio Initial Class	7.7	7.5
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Initial Class	20.4	18.9
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	53.8%
Developed International Equity Funds	14.4%
Emerging Markets Equity Funds	3.7%
High Yield Bond Funds	7.7%
Investment Grade Bond Funds	20.4%

Six months ago
Domestic Equity Funds	54.1%
Developed International Equity Funds	16.6%
Emerging Markets Equity Funds	2.9%
High Yield Bond Funds	7.5%
Investment Grade Bond Funds	18.9%

Expected
Domestic Equity Funds	52.0%
Developed International Equity Funds	16.1%
Emerging Markets Equity Funds	2.9%
High Yield Bond Funds	7.5%
Investment Grade Bond Funds	21.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of June 30, 2011. The current allocation is based on the fund's holdings as of December 31, 2011. The expected allocation represents the fund's anticipated allocation at June 30, 2012.

Annual Report

VIP Freedom 2030 Portfolio

Investments December 31, 2011

Showing Percentage of Net Assets

Domestic Equity Funds - 53.8%
	Shares	Value
Domestic Equity Funds - 53.8%
VIP Contrafund Portfolio Initial Class	433,539	$ 9,980,060
VIP Equity-Income Portfolio Initial Class	638,259	11,929,065
VIP Growth & Income Portfolio Initial Class	954,045	12,011,431
VIP Growth Portfolio Initial Class	314,364	11,596,880
VIP Mid Cap Portfolio Initial Class	138,439	4,025,820
VIP Value Portfolio Initial Class	968,786	10,269,128
VIP Value Strategies Portfolio Initial Class	480,214	4,216,277
TOTAL DOMESTIC EQUITY FUNDS (Cost $68,168,369)		64,028,661
International Equity Funds - 18.1%

Developed International Equity Funds - 14.4%
VIP Overseas Portfolio Initial Class	1,255,186	17,108,183
Emerging Markets Equity Funds - 3.7%
VIP Emerging Markets Portfolio Initial Class	568,106	4,397,137
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $26,675,452)		21,505,320
Bond Funds - 28.1%
	Shares	Value
High Yield Bond Funds - 7.7%
VIP High Income Portfolio Initial Class	1,696,666	$ 9,145,031
Investment Grade Bond Funds - 20.4%
VIP Investment Grade Bond Portfolio Initial Class	1,871,976	24,279,525
TOTAL BOND FUNDS (Cost $33,755,097)		33,424,556
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $128,598,918)		118,958,537
NET OTHER ASSETS (LIABILITIES) - 0.0%		(21,252)
NET ASSETS - 100%		$ 118,937,285
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Freedom 2030 Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2011

Assets
Investment in securities, at value (cost $128,598,918) - See accompanying schedule		$ 118,958,537
Cash		40,632
Receivable for fund shares sold		193,204
Total assets		119,192,373

Liabilities
Payable for investments purchased	$ 60,222
Payable for fund shares redeemed	180,268
Distribution and service plan fees payable	14,598
Total liabilities		255,088

Net Assets		$ 118,937,285
Net Assets consist of:
Paid in capital		$ 129,430,130
Accumulated undistributed net realized gain (loss) on investments		(852,464)
Net unrealized appreciation (depreciation) on investments		(9,640,381)
Net Assets		$ 118,937,285

Statement of Assets and Liabilities - continued

December 31, 2011

Initial Class: Net Asset Value, offering price and redemption price per share ($30,601,046 ÷ 3,155,255 shares)	$ 9.70

Service Class: Net Asset Value, offering price and redemption price per share ($28,665,627 ÷ 2,958,693 shares)	$ 9.69

Service Class 2: Net Asset Value, offering price and redemption price per share ($59,670,612 ÷ 6,173,786 shares)	$ 9.67

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Freedom 2030 Portfolio

Financial Statements - continued

Statement of Operations

	Year ended December 31, 2011

Investment Income
Income distributions from underlying funds		$ 2,578,106
Interest		1
Total income		2,578,107

Expenses
Distribution and service plan fees	$ 166,458
Independent trustees' compensation	402
Total expenses before reductions	166,860
Expense reductions	(402)	166,458
Net investment income (loss)		2,411,649
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(64,882)
Capital gain distributions from underlying funds	636,278
Total net realized gain (loss)		571,396
Change in net unrealized appreciation (depreciation) on underlying funds		(6,493,930)
Net gain (loss)		(5,922,534)
Net increase (decrease) in net assets resulting from operations		$ (3,510,885)

Statement of Changes in Net Assets

	Year ended December 31, 2011	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,411,649	$ 1,775,471
Net realized gain (loss)	571,396	472,595
Change in net unrealized appreciation (depreciation)	(6,493,930)	10,749,816
Net increase (decrease) in net assets resulting from operations	(3,510,885)	12,997,882
Distributions to shareholders from net investment income	(2,415,727)	(1,775,488)
Distributions to shareholders from net realized gain	(360,538)	(668,951)
Total distributions	(2,776,265)	(2,444,439)
Share transactions - net increase (decrease)	23,596,541	16,267,172
Total increase (decrease) in net assets	17,309,391	26,820,615

Net Assets
Beginning of period	101,627,894	74,807,279
End of period	$ 118,937,285	$ 101,627,894

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Initial Class

Years ended December 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.21	$ 9.03	$ 7.12	$ 13.02	$ 12.44
Income from Investment Operations
Net investment income (loss) C	.23	.21	.24	.28	.34
Net realized and unrealized gain (loss)	(.49)	1.24	1.96	(5.14)	1.06
Total from investment operations	(.26)	1.45	2.20	(4.86)	1.40
Distributions from net investment income	(.22)	(.20)	(.18)	(.25)	(.28)
Distributions from net realized gain	(.03)	(.07)	(.11)	(.80)	(.54)
Total distributions	(.25)	(.27)	(.29)	(1.04) F	(.82)
Net asset value, end of period	$ 9.70	$ 10.21	$ 9.03	$ 7.12	$ 13.02
Total Return A, B	(2.60)%	16.08%	31.66%	(38.04)%	11.37%
Ratios to Average Net Assets D, E
Expenses before reductions G	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.27%	2.25%	3.13%	2.69%	2.56%
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,601	$ 28,917	$ 23,836	$ 19,592	$ 23,767
Portfolio turnover rate	16%	25%	24%	23%	17%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $1.04 per share is comprised of distributions from net investment income of $.245 and distributions from net realized gain of $.795 per share.

G Amount represents less than .01%.

Financial Highlights - Service Class

Years ended December 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.20	$ 9.02	$ 7.12	$ 13.01	$ 12.44
Income from Investment Operations
Net investment income (loss) C	.22	.20	.24	.27	.33
Net realized and unrealized gain (loss)	(.49)	1.24	1.94	(5.13)	1.05
Total from investment operations	(.27)	1.44	2.18	(4.86)	1.38
Distributions from net investment income	(.21)	(.19)	(.17)	(.24)	(.27)
Distributions from net realized gain	(.03)	(.07)	(.11)	(.80)	(.54)
Total distributions	(.24)	(.26)	(.28)	(1.03) F	(.81)
Net asset value, end of period	$ 9.69	$ 10.20	$ 9.02	$ 7.12	$ 13.01
Total Return A, B	(2.70)%	16.00%	31.40%	(38.08)%	11.21%
Ratios to Average Net Assets D, E
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	2.17%	2.15%	3.03%	2.59%	2.46%
Supplemental Data
Net assets, end of period (000 omitted)	$ 28,666	$ 23,137	$ 16,162	$ 10,298	$ 12,884
Portfolio turnover rate	16%	25%	24%	23%	17%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $1.03 per share is comprised of distributions from net investment income of $.235 and distributions from net realized gain of $.795 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class 2

Years ended December 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.18	$ 9.00	$ 7.11	$ 12.99	$ 12.42
Income from Investment Operations
Net investment income (loss) C	.21	.19	.23	.26	.31
Net realized and unrealized gain (loss)	(.50)	1.24	1.93	(5.12)	1.05
Total from investment operations	(.29)	1.43	2.16	(4.86)	1.36
Distributions from net investment income	(.19)	(.17)	(.16)	(.22)	(.25)
Distributions from net realized gain	(.03)	(.07)	(.11)	(.80)	(.54)
Total distributions	(.22)	(.25) F	(.27)	(1.02) G	(.79)
Net asset value, end of period	$ 9.67	$ 10.18	$ 9.00	$ 7.11	$ 12.99
Total Return A, B	(2.83)%	15.89%	31.18%	(38.17)%	11.08%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	2.02%	2.01%	2.88%	2.44%	2.31%
Supplemental Data
Net assets, end of period (000 omitted)	$ 59,671	$ 49,574	$ 34,809	$ 19,273	$ 24,148
Portfolio turnover rate	16%	25%	24%	23%	17%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.25 per share is comprised of distributions from net investment income of $.173 and distributions from net realized gain of $.072 per share.

G Total distributions of $1.02 per share is comprised of distributions from net investment income of $.221 and distributions from net realized gain of $.795 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity VIP Freedom 2035 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of December 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	9.6	9.7
VIP Equity-Income Portfolio Initial Class	11.4	11.2
VIP Growth & Income Portfolio Initial Class	11.5	11.2
VIP Growth Portfolio Initial Class	11.1	11.4
VIP Mid Cap Portfolio Initial Class	3.9	3.9
VIP Value Portfolio Initial Class	9.9	9.6
VIP Value Strategies Portfolio Initial Class	4.0	4.1
	61.4	61.1
Developed International Equity Funds
VIP Overseas Portfolio Initial Class	16.4	18.8
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Initial Class	4.2	3.2
High Yield Bond Funds
VIP High Income Portfolio Initial Class	7.7	7.5
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Initial Class	10.3	9.4
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	61.4%
Developed International Equity Funds	16.4%
Emerging Markets Equity Funds	4.2%
High Yield Bond Funds	7.7%
Investment Grade Bond Funds	10.3%

Six months ago
Domestic Equity Funds	61.1%
Developed International Equity Funds	18.8%
Emerging Markets Equity Funds	3.2%
High Yield Bond Funds	7.5%
Investment Grade Bond Funds	9.4%

Expected
Domestic Equity Funds	60.1%
Developed International Equity Funds	18.6%
Emerging Markets Equity Funds	3.3%
High Yield Bond Funds	7.5%
Investment Grade Bond Funds	10.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of June 30, 2011. The current allocation is based on the fund's holdings as of December 31, 2011. The expected allocation represents the fund's anticipated allocation at June 30, 2012.

Annual Report

Fidelity VIP Freedom 2035 Portfolio

Investments December 31, 2011

Showing Percentage of Net Assets

Domestic Equity Funds - 61.4%
	Shares	Value
Domestic Equity Funds - 61.4%
VIP Contrafund Portfolio Initial Class	1,927	$ 44,363
VIP Equity-Income Portfolio Initial Class	2,833	52,952
VIP Growth & Income Portfolio Initial Class	4,235	53,323
VIP Growth Portfolio Initial Class	1,395	51,479
VIP Mid Cap Portfolio Initial Class	615	17,876
VIP Value Portfolio Initial Class	4,307	45,654
VIP Value Strategies Portfolio Initial Class	2,133	18,725
TOTAL DOMESTIC EQUITY FUNDS (Cost $193,362)		284,372
International Equity Funds - 20.6%

Developed International Equity Funds - 16.4%
VIP Overseas Portfolio Initial Class	5,572	75,945
Emerging Markets Equity Funds - 4.2%
VIP Emerging Markets Portfolio Initial Class	2,523	19,530
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $87,752)		95,475
Bond Funds - 18.0%
	Shares	Value
High Yield Bond Funds - 7.7%
VIP High Income Portfolio Initial Class	6,608	$ 35,618
Investment Grade Bond Funds - 10.3%
VIP Investment Grade Bond Portfolio Initial Class	3,666	47,553
TOTAL BOND FUNDS (Cost $74,270)		83,171
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $355,384)		463,018
NET OTHER ASSETS (LIABILITIES) - 0.0%		(68)
NET ASSETS - 100%		$ 462,950
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity VIP Freedom 2035 Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2011

Assets
Investment in securities, at value (cost $355,384) - See accompanying schedule		$ 463,018
Cash		1
Receivable for investments sold		88
Total assets		463,107

Liabilities
Payable for fund shares redeemed	$ 92
Distribution and service plan fees payable	65
Total liabilities		157

Net Assets		$ 462,950
Net Assets consist of:
Paid in capital		$ 359,404
Accumulated undistributed net realized gain (loss) on investments		(4,088)
Net unrealized appreciation (depreciation) on investments		107,634
Net Assets		$ 462,950

Statement of Assets and Liabilities - continued

December 31, 2011

Initial Class: Net Asset Value, offering price and redemption price per share ($97,180 ÷ 7,033 shares)	$ 13.82

Service Class: Net Asset Value, offering price and redemption price per share ($89,761 ÷ 6,494 shares)	$ 13.82

Service Class 2: Net Asset Value, offering price and redemption price per share ($276,009 ÷ 19,994 shares)	$ 13.80

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended December 31, 2011

Investment Income
Income distributions from underlying funds		$ 9,199

Expenses
Distribution and service plan fees	$ 835
Total expenses		835
Net investment income (loss)		8,364
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(4,398)
Capital gain distributions from underlying funds	1,756
Total net realized gain (loss)		(2,642)
Change in net unrealized appreciation (depreciation) on underlying funds		(29,065)
Net gain (loss)		(31,707)
Net increase (decrease) in net assets resulting from operations		$ (23,343)

Statement of Changes in Net Assets

	Year ended December 31, 2011	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,364	$ 7,448
Net realized gain (loss)	(2,642)	25,939
Change in net unrealized appreciation (depreciation)	(29,065)	27,693
Net increase (decrease) in net assets resulting from operations	(23,343)	61,080
Distributions to shareholders from net investment income	(8,242)	(7,448)
Distributions to shareholders from net realized gain	(2,047)	(29,333)
Total distributions	(10,289)	(36,781)
Share transactions - net increase (decrease)	48,994	(3,350)
Total increase (decrease) in net assets	15,362	20,949

Net Assets
Beginning of period	447,588	426,639
End of period	$ 462,950	$ 447,588

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Initial Class

Years ended December 31,	2011	2010	2009 F
Selected Per-Share Data
Net asset value, beginning of period	$ 14.74	$ 13.74	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.27	.27	.25
Net realized and unrealized gain (loss)	(.85)	2.04	3.76
Total from investment operations	(.58)	2.31	4.01
Distributions from net investment income	(.28)	(.28)	(.25)
Distributions from net realized gain	(.06)	(1.03)	(.01)
Total distributions	(.34)	(1.31)	(.27) H
Net asset value, end of period	$ 13.82	$ 14.74	$ 13.74
Total Return B, C	(3.99)%	17.01%	40.04%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00% A
Net investment income (loss)	1.82%	1.92%	2.78% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 97	$ 121	$ 144
Portfolio turnover rate	38%	38%	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period April 8, 2009 (commencement of operations) to December 31, 2009.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.27 per share is comprised of distributions from net investment income of $.252 and distributions from net realized gain of $.014 per share.

Financial Highlights - Service Class

Years ended December 31,	2011	2010	2009 F
Selected Per-Share Data
Net asset value, beginning of period	$ 14.74	$ 13.73	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.25	.26	.24
Net realized and unrealized gain (loss)	(.85)	2.04	3.75
Total from investment operations	(.60)	2.30	3.99
Distributions from net investment income	(.26)	(.26)	(.24)
Distributions from net realized gain	(.06)	(1.03)	(.01)
Total distributions	(.32)	(1.29)	(.26) H
Net asset value, end of period	$ 13.82	$ 14.74	$ 13.73
Total Return B, C	(4.10)%	16.97%	39.85%
Ratios to Average Net Assets E, G
Expenses before reductions	.10%	.10%	.10% A
Expenses net of fee waivers, if any	.10%	.10%	.10% A
Expenses net of all reductions	.10%	.10%	.10% A
Net investment income (loss)	1.72%	1.82%	2.68% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 90	$ 116	$ 140
Portfolio turnover rate	38%	38%	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period April 8, 2009 (commencement of operations) to December 31, 2009.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.26 per share is comprised of distributions from net investment income of $.243 and distributions from net realized gain of $.014 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class 2

Years ended December 31,	2011	2010	2009 F
Selected Per-Share Data
Net asset value, beginning of period	$ 14.72	$ 13.73	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.23	.24	.23
Net realized and unrealized gain (loss)	(.85)	2.03	3.74
Total from investment operations	(.62)	2.27	3.97
Distributions from net investment income	(.24)	(.26)	(.23)
Distributions from net realized gain	(.06)	(1.03)	(.01)
Total distributions	(.30)	(1.28) I	(.24) H
Net asset value, end of period	$ 13.80	$ 14.72	$ 13.73
Total Return B, C	(4.25)%	16.76%	39.72%
Ratios to Average Net Assets E, G
Expenses before reductions	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25% A
Net investment income (loss)	1.57%	1.67%	2.53% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 276	$ 211	$ 143
Portfolio turnover rate	38%	38%	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period April 8, 2009 (commencement of operations) to December 31, 2009.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.24 per share is comprised of distributions from net investment income of $.230 and distributions from net realized gain of $.014 per share.

I Total distributions of $1.28 per share is comprised of distributions from net investment income of $.255 and distributions from net realized gain of $1.029 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity VIP Freedom 2040 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of December 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	9.7	9.7
VIP Equity-Income Portfolio Initial Class	11.5	11.3
VIP Growth & Income Portfolio Initial Class	11.6	11.2
VIP Growth Portfolio Initial Class	11.2	11.4
VIP Mid Cap Portfolio Initial Class	3.9	3.9
VIP Value Portfolio Initial Class	10.0	9.7
VIP Value Strategies Portfolio Initial Class	4.1	4.1
	62.0	61.3
Developed International Equity Funds
VIP Overseas Portfolio Initial Class	16.5	18.8
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Initial Class	4.2	3.3
High Yield Bond Funds
VIP High Income Portfolio Initial Class	8.2	8.3
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Initial Class	9.1	8.3
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	62.0%
Developed International Equity Funds	16.5%
Emerging Markets Equity Funds	4.2%
High Yield Bond Funds	8.2%
Investment Grade Bond Funds	9.1%

Six months ago
Domestic Equity Funds	61.3%
Developed International Equity Funds	18.8%
Emerging Markets Equity Funds	3.3%
High Yield Bond Funds	8.3%
Investment Grade Bond Funds	8.3%

Expected
Domestic Equity Funds	60.6%
Developed International Equity Funds	18.8%
Emerging Markets Equity Funds	3.3%
High Yield Bond Funds	7.8%
Investment Grade Bond Funds	9.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of June 30, 2011. The current allocation is based on the fund's holdings as of December 31, 2011. The expected allocation represents the fund's anticipated allocation at June 30, 2012.

Annual Report

Fidelity VIP Freedom 2040 Portfolio

Investments December 31, 2011

Showing Percentage of Net Assets

Domestic Equity Funds - 62.0%
	Shares	Value
Domestic Equity Funds - 62.0%
VIP Contrafund Portfolio Initial Class	11,558	$ 266,072
VIP Equity-Income Portfolio Initial Class	17,023	318,163
VIP Growth & Income Portfolio Initial Class	25,452	320,445
VIP Growth Portfolio Initial Class	8,377	309,026
VIP Mid Cap Portfolio Initial Class	3,679	106,999
VIP Value Portfolio Initial Class	25,858	274,091
VIP Value Strategies Portfolio Initial Class	12,785	112,252
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,713,404)		1,707,048
International Equity Funds - 20.7%

Developed International Equity Funds - 16.5%
VIP Overseas Portfolio Initial Class	33,383	455,007
Emerging Markets Equity Funds - 4.2%
VIP Emerging Markets Portfolio Initial Class	15,082	116,731
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $680,806)		571,738
Bond Funds - 17.3%
	Shares	Value
High Yield Bond Funds - 8.2%
VIP High Income Portfolio Initial Class	41,966	$ 226,195
Investment Grade Bond Funds - 9.1%
VIP Investment Grade Bond Portfolio Initial Class	19,254	249,727
TOTAL BOND FUNDS (Cost $477,903)		475,922
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,872,113)		2,754,708
NET OTHER ASSETS (LIABILITIES) - 0.0%		(125)
NET ASSETS - 100%		$ 2,754,583
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity VIP Freedom 2040 Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2011

Assets
Investment in securities, at value (cost $2,872,113) - See accompanying schedule		$ 2,754,708
Receivable for investments sold		6,593
Receivable for fund shares sold		1,666
Total assets		2,762,967

Liabilities
Payable for investments purchased	$ 1,545
Payable for fund shares redeemed	6,716
Distribution and service plan fees payable	123
Total liabilities		8,384

Net Assets		$ 2,754,583
Net Assets consist of:
Paid in capital		$ 2,892,853
Accumulated undistributed net realized gain (loss) on investments		(20,865)
Net unrealized appreciation (depreciation) on investments		(117,405)
Net Assets		$ 2,754,583

Statement of Assets and Liabilities - continued

December 31, 2011

Initial Class: Net Asset Value, offering price and redemption price per share ($1,559,299 ÷ 118,513.5 shares)	$ 13.16

Service Class: Net Asset Value, offering price and redemption price per share ($1,057,887 ÷ 80,417.4 shares)	$ 13.15

Service Class 2: Net Asset Value, offering price and redemption price per share ($137,397 ÷ 10,448.2 shares)	$ 13.15

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity VIP Freedom 2040 Portfolio

Financial Statements - continued

Statement of Operations

	Year ended December 31, 2011

Investment Income
Income distributions from underlying funds		$ 56,782

Expenses
Distribution and service plan fees	$ 1,155
Independent trustees' compensation	7
Total expenses before reductions	1,162
Expense reductions	(7)	1,155
Net investment income (loss)		55,627
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(21,325)
Capital gain distributions from underlying funds	5,926
Total net realized gain (loss)		(15,399)
Change in net unrealized appreciation (depreciation) on underlying funds		(265,954)
Net gain (loss)		(281,353)
Net increase (decrease) in net assets resulting from operations		$ (225,726)

Statement of Changes in Net Assets

	Year ended December 31, 2011	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 55,627	$ 8,762
Net realized gain (loss)	(15,399)	56,775
Change in net unrealized appreciation (depreciation)	(265,954)	37,318
Net increase (decrease) in net assets resulting from operations	(225,726)	102,855
Distributions to shareholders from net investment income	(55,567)	(8,846)
Distributions to shareholders from net realized gain	(4,556)	(62,347)
Total distributions	(60,123)	(71,193)
Share transactions - net increase (decrease)	2,502,045	80,183
Total increase (decrease) in net assets	2,216,196	111,845

Net Assets
Beginning of period	538,387	426,542
End of period	$ 2,754,583	$ 538,387

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Initial Class

Years ended December 31,	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.02	$ 13.82	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.35	.20	.26
Net realized and unrealized gain (loss)	(.91)	2.15	3.83
Total from investment operations	(.56)	2.35	4.09
Distributions from net investment income	(.27)	(.28)	(.26)
Distributions from net realized gain	(.02)	(1.87)	(.01)
Total distributions	(.30) J	(2.15)	(.27) I
Net asset value, end of period	$ 13.16	$ 14.02	$ 13.82
Total Return B, C	(4.02)%	17.19%	40.89%
Ratios to Average Net Assets E, H
Expenses before reductions	.00% F	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00% A
Net investment income (loss)	2.50%	1.46%	2.81% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,559	$ 278	$ 145
Portfolio turnover rate	42%	194%	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period April 8, 2009 (commencement of operations) to December 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.27 per share is comprised of distributions from net investment income of $.257 and distributions from net realized gain of $.014 per share.

J Total distributions of $.30 per share is comprised of distributions from net investment income of $.274 and distributions from net realized gain of $.022 per share.

Financial Highlights - Service Class

Years ended December 31,	2011	2010	2009 F
Selected Per-Share Data
Net asset value, beginning of period	$ 14.02	$ 13.82	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.33	.19	.25
Net realized and unrealized gain (loss)	(.91)	2.14	3.83
Total from investment operations	(.58)	2.33	4.08
Distributions from net investment income	(.26)	(.26)	(.25)
Distributions from net realized gain	(.02)	(1.87)	(.01)
Total distributions	(.29) I	(2.13)	(.26) H
Net asset value, end of period	$ 13.15	$ 14.02	$ 13.82
Total Return B, C	(4.17)%	17.05%	40.80%
Ratios to Average Net Assets E, G
Expenses before reductions	.10%	.10%	.10% A
Expenses net of fee waivers, if any	.10%	.10%	.10% A
Expenses net of all reductions	.10%	.10%	.10% A
Net investment income (loss)	2.41%	1.36%	2.71% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,058	$ 116	$ 141
Portfolio turnover rate	42%	194%	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period April 8, 2009 (commencement of operations) to December 31, 2009.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.26 per share is comprised of distributions from net investment income of $.248 and distributions from net realized gain of $.014 per share.

I Total distributions of $.29 per share is comprised of distributions from net investment income of $.264 and distributions from net realized gain of $.022 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class 2

Years ended December 31,	2011	2010	2009 F
Selected Per-Share Data
Net asset value, beginning of period	$ 14.02	$ 13.82	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.32	.17	.23
Net realized and unrealized gain (loss)	(.92)	2.14	3.84
Total from investment operations	(.60)	2.31	4.07
Distributions from net investment income	(.24)	(.24)	(.23)
Distributions from net realized gain	(.02)	(1.87)	(.01)
Total distributions	(.27) I	(2.11)	(.25) H
Net asset value, end of period	$ 13.15	$ 14.02	$ 13.82
Total Return B, C	(4.32)%	16.92%	40.66%
Ratios to Average Net Assets E, G
Expenses before reductions	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25% A
Net investment income (loss)	2.25%	1.21%	2.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 137	$ 144	$ 141
Portfolio turnover rate	42%	194%	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period April 8, 2009 (commencement of operations) to December 31, 2009.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.25 per share is comprised of distributions from net investment income of $.234 and distributions from net realized gain of $.014 per share.

I Total distributions of $.27 per share is comprised of distributions from net investment income of $.243 and distributions from net realized gain of $.022 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity VIP Freedom 2045 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of December 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	9.9	9.9
VIP Equity-Income Portfolio Initial Class	11.8	11.6
VIP Growth & Income Portfolio Initial Class	11.9	11.6
VIP Growth Portfolio Initial Class	11.5	11.8
VIP Mid Cap Portfolio Initial Class	4.0	4.0
VIP Value Portfolio Initial Class	10.2	9.9
VIP Value Strategies Portfolio Initial Class	4.1	4.2
	63.4	63.0
Developed International Equity Funds
VIP Overseas Portfolio Initial Class	16.9	19.3
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Initial Class	4.4	3.4
High Yield Bond Funds
VIP High Income Portfolio Initial Class	10.2	10.0
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Initial Class	5.1	4.3
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	63.4%
Developed International Equity Funds	16.9%
Emerging Markets Equity Funds	4.4%
High Yield Bond Funds	10.2%
Investment Grade Bond Funds	5.1%

Six months ago
Domestic Equity Funds	63.0%
Developed International Equity Funds	19.3%
Emerging Markets Equity Funds	3.4%
High Yield Bond Funds	10.0%
Investment Grade Bond Funds	4.3%

Expected
Domestic Equity Funds	62.2%
Developed International Equity Funds	19.3%
Emerging Markets Equity Funds	3.4%
High Yield Bond Funds	9.9%
Investment Grade Bond Funds	5.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of June 30, 2011. The current allocation is based on the fund's holdings as of December 31, 2011. The expected allocation represents the fund's anticipated allocation at June 30, 2012.

Annual Report

Fidelity VIP Freedom 2045 Portfolio

Investments December 31, 2011

Showing Percentage of Net Assets

Domestic Equity Funds - 63.4%
	Shares	Value
Domestic Equity Funds - 63.4%
VIP Contrafund Portfolio Initial Class	1,409	$ 32,432
VIP Equity-Income Portfolio Initial Class	2,073	38,745
VIP Growth & Income Portfolio Initial Class	3,099	39,017
VIP Growth Portfolio Initial Class	1,021	37,664
VIP Mid Cap Portfolio Initial Class	449	13,069
VIP Value Portfolio Initial Class	3,149	33,377
VIP Value Strategies Portfolio Initial Class	1,559	13,690
TOTAL DOMESTIC EQUITY FUNDS (Cost $131,574)		207,994
International Equity Funds - 21.3%

Developed International Equity Funds - 16.9%
VIP Overseas Portfolio Initial Class	4,076	55,553
Emerging Markets Equity Funds - 4.4%
VIP Emerging Markets Portfolio Initial Class	1,848	14,301
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $59,456)		69,854
Bond Funds - 15.3%
	Shares	Value
High Yield Bond Funds - 10.2%
VIP High Income Portfolio Initial Class	6,207	$ 33,458
Investment Grade Bond Funds - 5.1%
VIP Investment Grade Bond Portfolio Initial Class	1,286	16,679
TOTAL BOND FUNDS (Cost $42,136)		50,137
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $233,166)		327,985
NET OTHER ASSETS (LIABILITIES) - 0.0%		(36)
NET ASSETS - 100%		$ 327,949
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity VIP Freedom 2045 Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2011

Assets
Investment in securities, at value (cost $233,166) - See accompanying schedule		$ 327,985
Cash		1
Receivable for investments sold		2
Receivable for fund shares sold		89
Total assets		328,077

Liabilities
Payable for investments purchased	$ 61
Payable for fund shares redeemed	29
Distribution and service plan fees payable	38
Total liabilities		128

Net Assets		$ 327,949
Net Assets consist of:
Paid in capital		$ 223,058
Accumulated undistributed net realized gain (loss) on investments		10,072
Net unrealized appreciation (depreciation) on investments		94,819
Net Assets		$ 327,949

Statement of Assets and Liabilities - continued

December 31, 2011

Initial Class: Net Asset Value, offering price and redemption price per share ($94,727 ÷ 7,079 shares)	$ 13.38

Service Class: Net Asset Value, offering price and redemption price per share ($90,399 ÷ 6,755 shares)	$ 13.38

Service Class 2: Net Asset Value, offering price and redemption price per share ($142,823 ÷ 10,677 shares)	$ 13.38

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity VIP Freedom 2045 Portfolio

Financial Statements - continued

Statement of Operations

	Year ended December 31, 2011

Investment Income
Income distributions from underlying funds		$ 6,686

Expenses
Distribution and service plan fees	$ 460
Total expenses		460
Net investment income (loss)		6,226
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	10,053
Capital gain distributions from underlying funds	753
Total net realized gain (loss)		10,806
Change in net unrealized appreciation (depreciation) on underlying funds		(34,585)
Net gain (loss)		(23,779)
Net increase (decrease) in net assets resulting from operations		$ (17,553)

Statement of Changes in Net Assets

	Year ended December 31, 2011	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,226	$ 6,151
Net realized gain (loss)	10,806	34,905
Change in net unrealized appreciation (depreciation)	(34,585)	16,858
Net increase (decrease) in net assets resulting from operations	(17,553)	57,914
Distributions to shareholders from net investment income	(6,231)	(6,187)
Distributions to shareholders from net realized gain	(8,346)	(31,255)
Total distributions	(14,577)	(37,442)
Share transactions - net increase (decrease)	(3,769)	(84,084)
Total increase (decrease) in net assets	(35,899)	(63,612)

Net Assets
Beginning of period	363,848	427,460
End of period	$ 327,949	$ 363,848

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Initial Class

Years ended December 31,	2011	2010	2009 F
Selected Per-Share Data
Net asset value, beginning of period	$ 14.61	$ 13.86	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.27	.24	.26
Net realized and unrealized gain (loss)	(.89)	2.14	3.87
Total from investment operations	(.62)	2.38	4.13
Distributions from net investment income	(.28)	(.29)	(.26)
Distributions from net realized gain	(.34)	(1.34)	(.01)
Total distributions	(.61) H	(1.63)	(.27)
Net asset value, end of period	$ 13.38	$ 14.61	$ 13.86
Total Return B, C	(4.41)%	17.37%	41.28%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00% A
Net investment income (loss)	1.88%	1.65%	2.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 95	$ 121	$ 145
Portfolio turnover rate	29%	17%	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period April 8, 2009 (commencement of operations) to December 31, 2009.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.61 per share is comprised of distributions from net investment income of $.279 and distributions from net realized gain of $.335 per share.

Financial Highlights - Service Class

Years ended December 31,	2011	2010	2009 F
Selected Per-Share Data
Net asset value, beginning of period	$ 14.61	$ 13.86	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.26	.22	.25
Net realized and unrealized gain (loss)	(.89)	2.14	3.87
Total from investment operations	(.63)	2.36	4.12
Distributions from net investment income	(.26)	(.28)	(.25)
Distributions from net realized gain	(.34)	(1.34)	(.01)
Total distributions	(.60)	(1.61) H	(.26)
Net asset value, end of period	$ 13.38	$ 14.61	$ 13.86
Total Return B, C	(4.52)%	17.23%	41.19%
Ratios to Average Net Assets E, G
Expenses before reductions	.10%	.10%	.10% A
Expenses net of fee waivers, if any	.10%	.10%	.10% A
Expenses net of all reductions	.10%	.10%	.10% A
Net investment income (loss)	1.78%	1.55%	2.73% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 90	$ 117	$ 141
Portfolio turnover rate	29%	17%	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period April 8, 2009 (commencement of operations) to December 31, 2009.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $1.61 per share is comprised of distributions from net investment income of $.276 and distributions from net realized gain of $1.335 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class 2

Years ended December 31,	2011	2010	2009 F
Selected Per-Share Data
Net asset value, beginning of period	$ 14.61	$ 13.85	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.23	.20	.24
Net realized and unrealized gain (loss)	(.88)	2.15	3.86
Total from investment operations	(.65)	2.35	4.10
Distributions from net investment income	(.25)	(.25)	(.24)
Distributions from net realized gain	(.34)	(1.34)	(.01)
Total distributions	(.58) H	(1.59)	(.25)
Net asset value, end of period	$ 13.38	$ 14.61	$ 13.85
Total Return B, C	(4.64)%	17.15%	40.96%
Ratios to Average Net Assets E, G
Expenses before reductions	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25% A
Net investment income (loss)	1.63%	1.40%	2.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 143	$ 126	$ 141
Portfolio turnover rate	29%	17%	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period April 8, 2009 (commencement of operations) to December 31, 2009.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.58 per share is comprised of distributions from net investment income of $.245 and distributions from net realized gain of $.335 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity VIP Freedom 2050 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of December 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	10.3	10.4
VIP Equity-Income Portfolio Initial Class	12.2	12.1
VIP Growth & Income Portfolio Initial Class	12.3	12.1
VIP Growth Portfolio Initial Class	11.9	12.3
VIP Mid Cap Portfolio Initial Class	4.1	4.2
VIP Value Portfolio Initial Class	10.6	10.4
VIP Value Strategies Portfolio Initial Class	4.3	4.3
	65.7	65.8
Developed International Equity Funds
VIP Overseas Portfolio Initial Class	17.6	20.2
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Initial Class	4.5	3.5
High Yield Bond Funds
VIP High Income Portfolio Initial Class	10.3	10.1
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Initial Class	1.9	0.4
Net Other Assets (Liabilities) *	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	65.7%
Developed International Equity Funds	17.6%
Emerging Markets Equity Funds	4.5%
High Yield Bond Funds	10.3%
Investment Grade Bond Funds	1.9%

Six months ago
Domestic Equity Funds	65.8%
Developed International Equity Funds	20.2%
Emerging Markets Equity Funds	3.5%
High Yield Bond Funds	10.1%
Investment Grade Bond Funds	0.4%

Expected
Domestic Equity Funds	63.6%
Developed International Equity Funds	19.7%
Emerging Markets Equity Funds	3.5%
High Yield Bond Funds	10.0%
Investment Grade Bond Funds	3.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of June 30, 2011. The current allocation is based on the fund's holdings as of December 31, 2011. The expected allocation represents the fund's anticipated allocation at June 30, 2012.

Annual Report

Fidelity VIP Freedom 2050 Portfolio

Investments December 31, 2011

Showing Percentage of Net Assets

Domestic Equity Funds - 65.7%
	Shares	Value
Domestic Equity Funds - 65.7%
VIP Contrafund Portfolio Initial Class	2,257	$ 51,955
VIP Equity-Income Portfolio Initial Class	3,319	62,026
VIP Growth & Income Portfolio Initial Class	4,959	62,432
VIP Growth Portfolio Initial Class	1,636	60,341
VIP Mid Cap Portfolio Initial Class	721	20,969
VIP Value Portfolio Initial Class	5,041	53,430
VIP Value Strategies Portfolio Initial Class	2,500	21,946
TOTAL DOMESTIC EQUITY FUNDS (Cost $255,906)		333,099
International Equity Funds - 22.1%

Developed International Equity Funds - 17.6%
VIP Overseas Portfolio Initial Class	6,534	89,063
Emerging Markets Equity Funds - 4.5%
VIP Emerging Markets Portfolio Initial Class	2,964	22,944
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $104,536)		112,007
Bond Funds - 12.2%
	Shares	Value
High Yield Bond Funds - 10.3%
VIP High Income Portfolio Initial Class	9,638	$ 51,948
Investment Grade Bond Funds - 1.9%
VIP Investment Grade Bond Portfolio Initial Class	756	9,804
TOTAL BOND FUNDS (Cost $54,850)		61,752
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $415,292)		506,858
NET OTHER ASSETS (LIABILITIES) - 0.0%		(37)
NET ASSETS - 100%		$ 506,821
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity VIP Freedom 2050 Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2011

Assets
Investment in securities, at value (cost $415,292) - See accompanying schedule		$ 506,858
Receivable for investments sold		100
Total assets		506,958

Liabilities
Payable for fund shares redeemed	$ 99
Distribution and service plan fees payable	38
Total liabilities		137

Net Assets		$ 506,821
Net Assets consist of:
Paid in capital		$ 352,723
Accumulated undistributed net realized gain (loss) on investments		62,532
Net unrealized appreciation (depreciation) on investments		91,566
Net Assets		$ 506,821

Statement of Assets and Liabilities - continued

December 31, 2011

Initial Class: Net Asset Value, offering price and redemption price per share ($252,675 ÷ 18,940 shares)	$ 13.34

Service Class: Net Asset Value, offering price and redemption price per share ($90,931 ÷ 6,814 shares)	$ 13.34

Service Class 2: Net Asset Value, offering price and redemption price per share ($163,215 ÷ 12,243 shares)	$ 13.33

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended December 31, 2011

Investment Income
Income distributions from underlying funds		$ 9,576

Expenses
Distribution and service plan fees	$ 479
Total expenses		479
Net investment income (loss)		9,097
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	108,343
Capital gain distributions from underlying funds	935
Total net realized gain (loss)		109,278
Change in net unrealized appreciation (depreciation) on underlying funds		(124,717)
Net gain (loss)		(15,439)
Net increase (decrease) in net assets resulting from operations		$ (6,342)

Statement of Changes in Net Assets

	Year ended December 31, 2011	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,097	$ 15,147
Net realized gain (loss)	109,278	22,127
Change in net unrealized appreciation (depreciation)	(124,717)	95,990
Net increase (decrease) in net assets resulting from operations	(6,342)	133,264
Distributions to shareholders from net investment income	(9,104)	(15,204)
Distributions to shareholders from net realized gain	(51,618)	(18,973)
Total distributions	(60,722)	(34,177)
Share transactions - net increase (decrease)	(352,075)	378,806
Total increase (decrease) in net assets	(419,139)	477,893

Net Assets
Beginning of period	925,960	448,067
End of period	$ 506,821	$ 925,960

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Initial Class

Years ended December 31,	2011	2010	2009 F
Selected Per-Share Data
Net asset value, beginning of period	$ 15.82	$ 14.01	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.26	.39	.26
Net realized and unrealized gain (loss)	(1.03)	2.06	4.01
Total from investment operations	(.77)	2.45	4.27
Distributions from net investment income	(.28)	(.28)	(.25)
Distributions from net realized gain	(1.43)	(.36)	(.01)
Total distributions	(1.71)	(.64)	(.26)
Net asset value, end of period	$ 13.34	$ 15.82	$ 14.01
Total Return B, C	(4.93)%	17.58%	42.70%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00% A
Net investment income (loss)	1.67%	2.64%	2.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 253	$ 666	$ 159
Portfolio turnover rate	92%	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period April 8, 2009 (commencement of operations) to December 31, 2009.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Service Class

Years ended December 31,	2011	2010	2009 F
Selected Per-Share Data
Net asset value, beginning of period	$ 15.82	$ 14.00	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.25	.37	.25
Net realized and unrealized gain (loss)	(1.04)	2.07	4.00
Total from investment operations	(.79)	2.44	4.25
Distributions from net investment income	(.26)	(.26)	(.24)
Distributions from net realized gain	(1.43)	(.36)	(.01)
Total distributions	(1.69)	(.62)	(.25)
Net asset value, end of period	$ 13.34	$ 15.82	$ 14.00
Total Return B, C	(5.06)%	17.53%	42.51%
Ratios to Average Net Assets E, G
Expenses before reductions	.10%	.10%	.10% A
Expenses net of fee waivers, if any	.10%	.10%	.10% A
Expenses net of all reductions	.10%	.10%	.10% A
Net investment income (loss)	1.57%	2.54%	2.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 91	$ 118	$ 143
Portfolio turnover rate	92%	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period April 8, 2009 (commencement of operations) to December 31, 2009.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class 2

Years ended December 31,	2011	2010	2009 F
Selected Per-Share Data
Net asset value, beginning of period	$ 15.81	$ 14.00	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.22	.35	.23
Net realized and unrealized gain (loss)	(1.02)	2.06	4.01
Total from investment operations	(.80)	2.41	4.24
Distributions from net investment income	(.25)	(.24)	(.23)
Distributions from net realized gain	(1.43)	(.36)	(.01)
Total distributions	(1.68)	(.60)	(.24)
Net asset value, end of period	$ 13.33	$ 15.81	$ 14.00
Total Return B, C	(5.16)%	17.30%	42.37%
Ratios to Average Net Assets E, G
Expenses before reductions	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25% A
Net investment income (loss)	1.42%	2.39%	2.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 163	$ 142	$ 147
Portfolio turnover rate	92%	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period April 8, 2009 (commencement of operations) to December 31, 2009.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2011

1. Organization.

VIP Freedom Income Portfolio, VIP Freedom 2005 Portfolio, VIP Freedom 2010 Portfolio, VIP Freedom 2015 Portfolio, VIP Freedom 2020 Portfolio, VIP Freedom 2025 Portfolio, VIP Freedom 2030 Portfolio, VIP Freedom 2035 Portfolio, VIP Freedom 2040 Portfolio, VIP Freedom 2045 Portfolio and VIP Freedom 2050 Portfolio (the Funds) are funds of Variable Insurance Products Fund V. Variable Insurance Products Fund V (the Trust) (referred to in this report as Fidelity Variable Insurance Products) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other VIP equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each Fund offers three classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. As of December 31, 2011, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
VIP Freedom Income	$ 21,594,473	$ 369,269	$ (788,057)	$ (418,788)
VIP Freedom 2005	6,059,493	103,777	(618,422)	(514,645)
VIP Freedom 2010	192,369,781	5,102,465	(17,782,039)	(12,679,574)
VIP Freedom 2015	105,994,375	5,383,063	(9,453,140)	(4,070,077)
VIP Freedom 2020	532,461,855	22,856,647	(44,163,113)	(21,306,466)
VIP Freedom 2025	51,655,090	1,849,222	(4,933,749)	(3,084,527)
VIP Freedom 2030	129,789,535	4,824,747	(15,655,745)	(10,830,998)
VIP Freedom 2035	357,234	113,301	(7,517)	105,784
VIP Freedom 2040	2,894,716	126,265	(266,273)	(140,008)
VIP Freedom 2045	233,844	95,942	(1,801)	94,141
VIP Freedom 2050	419,555	97,886	(10,583)	87,303

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation)
VIP Freedom Income	$ 3,740	$ 114,389	$ -	$ (418,788)
VIP Freedom 2005	-	-	(151,827)	(514,645)
VIP Freedom 2010	3,257	948,742	-	(12,679,574)
VIP Freedom 2015	22,222	621,424	-	(4,070,077)
VIP Freedom 2020	59	2,011,087	-	(21,306,466)
VIP Freedom 2025	-	184,049	-	(3,084,527)
VIP Freedom 2030	-	338,153	-	(10,830,998)
VIP Freedom 2035	-	-	(2,237)	105,784
VIP Freedom 2040	-	1,738	-	(140,008)
VIP Freedom 2045	-	10,750	-	94,141
VIP Freedom 2050	-	69,911	-	87,303

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

Fiscal year of expiration
	2018	Total with expiration
VIP Freedom 2005	$ (86,373)	$ (86,373)
	No expiration			Total capital
	Short-term	Long-term	Total no expiration	loss carryfoward
VIP Freedom 2005	$ (20,603)	$ (44,851)	$ (65,454)	$ (151,827)
VIP Freedom 2035	(2,237)	-	(2,237)	(2,237)

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

December 31, 2011
	Ordinary Income	Long-term Capital Gains	Total
VIP Freedom Income	$ 436,063	$ -	$ 436,063
VIP Freedom 2005	154,108	-	154,108
VIP Freedom 2010	4,416,607	15,059	4,431,666
VIP Freedom 2015	2,574,274	-	2,574,274
VIP Freedom 2020	12,346,744	-	12,346,744
VIP Freedom 2025	1,128,338	-	1,128,338
VIP Freedom 2030	2,776,265	-	2,776,265
VIP Freedom 2035	9,742	547	10,289
VIP Freedom 2040	60,123	-	60,123
VIP Freedom 2045	6,710	7,867	14,577
VIP Freedom 2050	60,722	-	60,722
December 31, 2010
	Ordinary Income	Long-term Capital Gains	Total
VIP Freedom Income	$ 513,223	$ 292,617	$ 805,840
VIP Freedom 2005	198,157	-	198,157
VIP Freedom 2010	4,963,086	776,484	5,739,570
VIP Freedom 2015	2,892,227	134,344	3,026,571
VIP Freedom 2020	9,854,211	179,638	10,033,849
VIP Freedom 2025	1,001,759	15,521	1,017,280
VIP Freedom 2030	2,346,989	97,450	2,444,439
VIP Freedom 2035	15,387	21,394	36,781
VIP Freedom 2040	54,058	17,135	71,193
VIP Freedom 2045	13,928	23,514	37,442
VIP Freedom 2050	23,223	10,954	34,177

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
VIP Freedom Income	12,872,273	10,029,121
VIP Freedom 2005	3,260,114	3,618,918
VIP Freedom 2010	54,341,201	28,417,603
VIP Freedom 2015	33,187,760	26,267,547
VIP Freedom 2020	191,775,242	47,403,283
VIP Freedom 2025	18,826,438	9,550,765
VIP Freedom 2030	41,986,614	18,109,188
VIP Freedom 2035	241,423	192,582
VIP Freedom 2040	3,440,421	936,863
VIP Freedom 2045	102,979	114,350
VIP Freedom 2050	528,640	931,426

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the distribution and service fees, the compensation of the independent Trustees and certain other expenses such as

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Other Transactions - continued

interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were reallowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

	Service Class	Service Class 2	Total
VIP Freedom Income	$ 1,556	$ 18,937	$ 20,493
VIP Freedom 2005	151	1,093	1,244
VIP Freedom 2010	20,030	315,769	335,799
VIP Freedom 2015	4,794	141,084	145,878
VIP Freedom 2020	36,528	933,926	970,454
VIP Freedom 2025	4,718	60,759	65,477
VIP Freedom 2030	27,309	139,149	166,458
VIP Freedom 2035	104	731	835
VIP Freedom 2040	772	383	1,155
VIP Freedom 2045	104	356	460
VIP Freedom 2050	105	374	479

5. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

VIP Freedom Income
Initial Class	-%	$ 40
Service Class	.10%	6
Service Class 2.25%		27
VIP Freedom 2005
Initial Class	-%	18
Service Class	.10%	1
Service Class 2.25%		2
VIP Freedom 2010
Initial Class	-%	81
Service Class	.10%	71
Service Class 2.25%		450
VIP Freedom 2015
Initial Class	-%	144
Service Class	.10%	17
Service Class 2.25%		202
VIP Freedom 2020
Initial Class	-%	172
Service Class	.10%	128
Service Class 2.25%		1,309

Annual Report

Notes to Financial Statements - continued

5. Expense Reductions - continued

	Expense Limitations	Reimbursement from adviser

VIP Freedom 2025
Initial Class	-%	$ 60
Service Class	.10%	16
Service Class 2.25%		86
VIP Freedom 2030
Initial Class	-%	109
Service Class	.10%	96
Service Class 2.25%		197
VIP Freedom 2040
Initial Class	-%	4
Service Class	.10%	2
Service Class 2.25%		1

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2011	2010
VIP Freedom Income
From net investment income
Initial Class	$ 195,722	$ 210,386
Service Class	37,230	3,035
Service Class 2	124,660	115,815
Total	$ 357,612	$ 329,236
From net realized gain
Initial Class	$ 40,602	$ 290,719
Service Class	8,022	4,582
Service Class 2	29,827	181,303
Total	$ 78,451	$ 476,604
VIP Freedom 2005
From net investment income
Initial Class	$ 98,956	$ 112,320
Service Class	2,218	3,344
Service Class 2	27,730	2,691
Total	$ 128,904	$ 118,355
From net realized gain
Initial Class	$ 19,170	$ 76,130
Service Class	458	2,040
Service Class 2	5,576	1,632
Total	$ 25,204	$ 79,802
VIP Freedom 2010
From net investment income
Initial Class	$ 476,833	$ 463,722
Service Class	427,907	377,308
Service Class 2	2,596,925	2,186,962
Total	$ 3,501,665	$ 3,027,992
From net realized gain
Initial Class	$ 116,725	$ 398,603
Service Class	108,547	350,127
Service Class 2	704,729	1,962,848
Total	$ 930,001	$ 2,711,578

Annual Report

6. Distributions to Shareholders - continued

Years ended December 31,	2011	2010
VIP Freedom 2015
From net investment income
Initial Class	$ 826,838	$ 813,676
Service Class	171,855	54,230
Service Class 2	1,045,079	1,039,969
Total	$ 2,043,772	$ 1,907,875
From net realized gain
Initial Class	$ 200,335	$ 461,272
Service Class	42,769	28,463
Service Class 2	287,397	628,961
Total	$ 530,501	$ 1,118,696
VIP Freedom 2020
From net investment income
Initial Class	$ 1,049,292	$ 930,464
Service Class	778,227	654,671
Service Class 2	8,558,653	5,829,063
Total	$ 10,386,172	$ 7,414,198
From net realized gain
Initial Class	$ 181,696	$ 331,668
Service Class	140,856	235,505
Service Class 2	1,638,020	2,052,478
Total	$ 1,960,572	$ 2,619,651
VIP Freedom 2025
From net investment income
Initial Class	$ 332,511	$ 346,092
Service Class	150,864	27,402
Service Class 2	486,789	426,018
Total	$ 970,164	$ 799,512
VIP Freedom 2025
From net realized gain
Initial Class	$ 50,800	$ 98,389
Service Class	23,707	7,360
Service Class 2	83,667	112,019
Total	$ 158,174	$ 217,768
VIP Freedom 2030
From net investment income
Initial Class	$ 662,495	$ 539,256
Service Class	589,888	411,502
Service Class 2	1,163,344	824,730
Total	$ 2,415,727	$ 1,775,488
From net realized gain
Initial Class	$ 92,441	$ 194,726
Service Class	86,325	151,508
Service Class 2	181,772	322,717
Total	$ 360,538	$ 668,951
VIP Freedom 2035
From net investment income
Initial Class	$ 1,899	$ 2,136
Service Class	1,654	1,918
Service Class 2	4,689	3,394
Total	$ 8,242	$ 7,448
From net realized gain
Initial Class	$ 445	$ 8,162
Service Class	420	7,842
Service Class 2	1,182	13,329
Total	$ 2,047	$ 29,333

Annual Report

Notes to Financial Statements - continued

6. Distributions to Shareholders - continued

VIP Freedom 2040
Years ended December 31,	2011	2010
From net investment income
Initial Class	$ 31,680	$ 4,811
Service Class	20,912	1,884
Service Class 2	2,975	2,151
Total	$ 55,567	$ 8,846
From net realized gain
Initial Class	$ 2,544	$ 31,376
Service Class	1,743	13,997
Service Class 2	269	16,974
Total	$ 4,556	$ 62,347
VIP Freedom 2045
From net investment income
Initial Class	$ 1,932	$ 2,203
Service Class	1,740	2,006
Service Class 2	2,559	1,978
Total	$ 6,231	$ 6,187
From net realized gain
Initial Class	$ 2,739	$ 10,391
Service Class	2,654	10,084
Service Class 2	2,953	10,780
Total	$ 8,346	$ 31,255
VIP Freedom 2050
From net investment income
Initial Class	$ 4,684	$ 11,275
Service Class	1,588	1,872
Service Class 2	2,832	2,057
Total	$ 9,104	$ 15,204
From net realized gain
Initial Class	$ 26,549	$ 12,930
Service Class	8,828	2,793
Service Class 2	16,241	3,250
Total	$ 51,618	$ 18,973

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2011	2010	2011	2010
VIP Freedom Income
Initial Class
Shares sold	543,622	258,557	$ 5,666,542	$ 2,671,849
Reinvestment of distributions	23,169	48,930	236,324	501,105
Shares redeemed	(582,469)	(488,726)	(6,065,963)	(5,003,766)
Net increase (decrease)	(15,678)	(181,239)	$ (163,097)	$ (1,830,812)
Service Class
Shares sold	316,591	14,564	$ 3,328,350	$ 146,987
Reinvestment of distributions	4,432	743	45,252	7,617
Shares redeemed	(92,529)	(14,887)	(964,609)	(152,852)
Net increase (decrease)	228,494	420	$ 2,408,993	$ 1,752
Service Class 2
Shares sold	402,000	357,073	$ 4,158,851	$ 3,636,152
Reinvestment of distributions	15,190	29,093	154,487	297,118
Shares redeemed	(371,665)	(349,472)	(3,842,928)	(3,569,125)
Net increase (decrease)	45,525	36,694	$ 470,410	$ 364,145

Annual Report

7. Share Transactions - continued

	Shares		Dollars
Years ended December 31,	2011	2010	2011	2010
VIP Freedom 2005
Initial Class
Shares sold	127,726	134,064	$ 1,305,070	$ 1,286,624
Reinvestment of distributions	11,980	19,288	118,126	188,450
Shares redeemed	(178,877)	(315,687)	(1,815,207)	(3,018,853)
Net increase (decrease)	(39,171)	(162,335)	$ (392,011)	$ (1,543,779)
Service Class
Shares sold	7,624	6,760	$ 77,113	$ 68,354
Reinvestment of distributions	271	549	2,676	5,384
Shares redeemed	(16,002)	(7,984)	(161,474)	(77,087)
Net increase (decrease)	(8,107)	(675)	$ (81,685)	$ (3,349)
Service Class 2
Shares sold	142,912	9,995	$ 1,423,341	$ 93,487
Reinvestment of distributions	3,381	440	33,306	4,323
Shares redeemed	(138,887)	(14,517)	(1,369,739)	(139,052)
Net increase (decrease)	7,406	(4,082)	$ 86,908	$ (41,242)
VIP Freedom 2010
Initial Class
Shares sold	464,447	436,778	$ 4,963,243	$ 4,483,599
Reinvestment of distributions	57,516	82,723	593,558	862,325
Shares redeemed	(482,640)	(559,697)	(5,181,548)	(5,705,979)
Net increase (decrease)	39,323	(40,196)	$ 375,253	$ (360,055)
Service Class
Shares sold	588,287	560,883	$ 6,354,925	$ 5,683,418
Reinvestment of distributions	52,037	69,957	536,454	727,435
Shares redeemed	(425,148)	(783,131)	(4,547,355)	(8,010,814)
Net increase (decrease)	215,176	(152,291)	$ 2,344,024	$ (1,599,961)
Service Class 2
Shares sold	3,362,539	3,191,303	$ 35,801,452	$ 32,493,399
Reinvestment of distributions	321,514	398,872	3,301,654	4,149,810
Shares redeemed	(1,562,905)	(1,434,821)	(16,621,602)	(14,472,689)
Net increase (decrease)	2,121,148	2,155,354	$ 22,481,504	$ 22,170,520
VIP Freedom 2015
Initial Class
Shares sold	850,771	670,873	$ 9,246,584	$ 6,860,434
Reinvestment of distributions	98,957	120,777	1,027,173	1,274,948
Shares redeemed	(901,866)	(909,179)	(9,801,615)	(9,208,564)
Net increase (decrease)	47,862	(117,529)	$ 472,142	$ (1,073,182)
Service Class
Shares sold	717,209	156,503	$ 7,691,501	$ 1,583,510
Reinvestment of distributions	20,697	7,803	214,624	82,693
Shares redeemed	(246,215)	(65,542)	(2,641,295)	(664,170)
Net increase (decrease)	491,691	98,764	$ 5,264,830	$ 1,002,033
Service Class 2
Shares sold	1,160,410	1,421,812	$ 12,483,558	$ 14,400,184
Reinvestment of distributions	128,866	158,545	1,332,475	1,668,930
Shares redeemed	(1,214,512)	(678,716)	(13,110,493)	(6,837,448)
Net increase (decrease)	74,764	901,641	$ 705,540	$ 9,231,666
VIP Freedom 2020
Initial Class
Shares sold	1,431,567	920,774	$ 15,478,055	$ 9,150,944
Reinvestment of distributions	120,449	120,936	1,230,988	1,262,132
Shares redeemed	(1,147,522)	(799,922)	(12,307,636)	(7,947,958)
Net increase (decrease)	404,494	241,788	$ 4,401,407	$ 2,465,118

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended December 31,	2011	2010	2011	2010
VIP Freedom 2020
Service Class
Shares sold	1,052,615	1,051,011	$ 11,359,843	$ 10,406,571
Reinvestment of distributions	90,106	85,322	919,083	890,176
Shares redeemed	(674,788)	(722,926)	(7,210,331)	(7,208,777)
Net increase (decrease)	467,933	413,407	$ 5,068,595	$ 4,087,970
Service Class 2
Shares sold	13,613,924	10,438,161	$ 144,846,404	$ 103,574,788
Reinvestment of distributions	1,002,623	756,007	10,196,673	7,881,541
Shares redeemed	(2,071,647)	(1,785,393)	(21,956,318)	(17,423,750)
Net increase (decrease)	12,544,900	9,408,775	$ 133,086,759	$ 94,032,579
VIP Freedom 2025
Initial Class
Shares sold	316,493	210,663	$ 3,360,409	$ 2,056,243
Reinvestment of distributions	38,255	42,774	383,311	444,481
Shares redeemed	(460,823)	(197,611)	(4,896,785)	(1,893,385)
Net increase (decrease)	(106,075)	55,826	$ (1,153,065)	$ 607,339
Service Class
Shares sold	664,334	96,750	$ 6,956,093	$ 938,977
Reinvestment of distributions	17,440	3,336	174,571	34,762
Shares redeemed	(103,678)	(36,867)	(1,089,627)	(368,024)
Net increase (decrease)	578,096	63,219	$ 6,041,037	$ 605,715
Service Class 2
Shares sold	722,933	1,456,760	$ 7,498,084	$ 14,706,194
Reinvestment of distributions	57,217	51,796	570,455	538,037
Shares redeemed	(366,230)	(218,947)	(3,841,573)	(2,103,016)
Net increase (decrease)	413,920	1,289,609	$ 4,226,966	$ 13,141,215
VIP Freedom 2030
Initial Class
Shares sold	804,180	775,263	$ 8,224,380	$ 7,430,999
Reinvestment of distributions	77,829	73,020	754,936	733,982
Shares redeemed	(558,805)	(656,437)	(5,715,678)	(6,157,596)
Net increase (decrease)	323,204	191,846	$ 3,263,638	$ 2,007,385
Service Class
Shares sold	1,124,643	826,988	$ 11,604,879	$ 7,926,058
Reinvestment of distributions	69,785	56,031	676,213	563,009
Shares redeemed	(503,954)	(406,449)	(5,160,071)	(3,785,635)
Net increase (decrease)	690,474	476,570	$ 7,121,021	$ 4,703,432
Service Class 2
Shares sold	2,397,724	1,644,957	$ 24,438,048	$ 15,476,635
Reinvestment of distributions	139,102	114,453	1,345,116	1,147,447
Shares redeemed	(1,233,591)	(754,936)	(12,571,282)	(7,067,727)
Net increase (decrease)	1,303,235	1,004,474	$ 13,211,882	$ 9,556,355
VIP Freedom 2035
Initial Class
Shares sold	517	169	$ 7,378	$ 2,393
Reinvestment of distributions	168	710	2,344	10,298
Shares redeemed	(1,837)	(3,191)	(27,110)	(45,336)
Net increase (decrease)	(1,152)	(2,312)	$ (17,388)	$ (32,645)
Service Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	148	673	2,074	9,760
Shares redeemed	(1,496)	(3,018)	(22,170)	(42,843)
Net increase (decrease)	(1,348)	(2,345)	$ (20,096)	$ (33,083)

Annual Report

7. Share Transactions - continued

	Shares		Dollars
Years ended December 31,	2011	2010	2011	2010
VIP Freedom 2035
Service Class 2
Shares sold	16,012	6,219	$ 233,514	$ 94,194
Reinvestment of distributions	420	1,147	5,871	16,723
Shares redeemed	(10,794)	(3,391)	(152,907)	(48,539)
Net increase (decrease)	5,638	3,975	$ 86,478	$ 62,378
VIP Freedom 2040
Initial Class
Shares sold	114,034	70,337	$ 1,616,680	$ 989,272
Reinvestment of distributions	2,599	2,586	34,224	36,187
Shares redeemed	(17,949)	(63,590)	(248,395)	(920,096)
Net increase (decrease)	98,684	9,333	$ 1,402,509	$ 105,363
Service Class
Shares sold	111,915	-	$ 1,670,332	$ -
Reinvestment of distributions	1,720	1,138	22,655	15,881
Shares redeemed	(41,524)	(3,021)	(597,686)	(43,092)
Net increase (decrease)	72,111	(1,883)	$ 1,095,301	$ (27,211)
Service Class 2
Shares sold	5,669	1,870	$ 78,289	$ 28,133
Reinvestment of distributions	247	1,370	3,244	19,125
Shares redeemed	(5,726)	(3,161)	(77,298)	(45,227)
Net increase (decrease)	190	79	$ 4,235	$ 2,031
VIP Freedom 2045
Initial Class
Shares sold	215	38	$ 3,017	$ 576
Reinvestment of distributions	328	872	4,671	12,594
Shares redeemed	(1,725)	(3,131)	(24,843)	(44,833)
Net increase (decrease)	(1,182)	(2,221)	$ (17,155)	$ (31,663)
Service Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	308	837	4,394	12,090
Shares redeemed	(1,560)	(3,018)	(22,468)	(43,180)
Net increase (decrease)	(1,252)	(2,181)	$ (18,074)	$ (31,090)
Service Class 2
Shares sold	5,549	617	$ 79,835	$ 9,521
Reinvestment of distributions	390	883	5,512	12,757
Shares redeemed	(3,892)	(3,049)	(53,887)	(43,609)
Net increase (decrease)	2,047	(1,549)	$ 31,460	$ (21,331)
VIP Freedom 2050
Initial Class
Shares sold	25,741	38,491	$ 405,897	$ 556,062
Reinvestment of distributions	2,281	1,539	31,233	24,205
Shares redeemed	(51,164)	(9,291)	(826,168)	(141,310)
Net increase (decrease)	(23,142)	30,739	$ (389,038)	$ 438,957
Service Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	770	302	10,416	4,665
Shares redeemed	(1,439)	(2,999)	(22,752)	(43,436)
Net increase (decrease)	(669)	(2,697)	$ (12,336)	$ (38,771)
Service Class 2
Shares sold	6,757	1,782	$ 103,745	$ 26,095
Reinvestment of distributions	1,417	343	19,073	5,307
Shares redeemed	(4,906)	(3,620)	(73,519)	(52,782)
Net increase (decrease)	3,268	(1,495)	$ 49,299	$ (21,380)

Annual Report

Notes to Financial Statements - continued

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, VIP Freedom 2020 was the owner of record of approximately 25% of the total outstanding shares of VIP Value Portfolio, and approximately 17% of the total outstanding shares of VIP Emerging Markets Portfolio.

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
VIP Emerging Markets Portfolio	33%
VIP Value Portfolio	47%

In addition, at the end of the period, FMR or its affiliates and certain otherwise unaffiliated shareholders each were owners of record of more than 10% of the outstanding shares of the following funds:

	Affiliated%	Number of Unaffiliated Shareholders	Unaffiliated Shareholders%
VIP Freedom Income	49%	1	18%
VIP Freedom 2005	95%	-	-
VIP Freedom 2010	-	1	73%
VIP Freedom 2015	32%	1	35%
VIP Freedom 2020	-	1	74%
VIP Freedom 2025	25%	3	57%
VIP Freedom 2030	12%	2	62%
VIP Freedom 2035	42%	2	53%
VIP Freedom 2040	-	3	90%
VIP Freedom 2045	75%	1	16%
VIP Freedom 2050	31%	2	61%

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products Fund V and the Shareholders of VIP Freedom Income Portfolio, VIP Freedom 2005 Portfolio, VIP Freedom 2010 Portfolio, VIP Freedom 2015 Portfolio, VIP Freedom 2020 Portfolio, VIP Freedom 2025 Portfolio, VIP Freedom 2030 Portfolio, VIP Freedom 2035 Portfolio, VIP Freedom 2040 Portfolio, VIP Freedom 2045 Portfolio and VIP Freedom 2050 Portfolio:

We have audited the accompanying statements of assets and liabilities of VIP Freedom Income Portfolio, VIP Freedom 2005 Portfolio, VIP Freedom 2010 Portfolio, VIP Freedom 2015 Portfolio, VIP Freedom 2020 Portfolio, VIP Freedom 2025 Portfolio, VIP Freedom 2030 Portfolio, VIP Freedom 2035 Portfolio, VIP Freedom 2040 Portfolio, VIP Freedom 2045 Portfolio and VIP Freedom 2050 Portfolio (the Funds), each a fund of Variable Insurance Products Fund V, including the schedules of investments, as of December 31, 2011, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of VIP Freedom Income Portfolio, VIP Freedom 2005 Portfolio, VIP Freedom 2010 Portfolio, VIP Freedom 2015 Portfolio, VIP Freedom 2020 Portfolio, VIP Freedom 2025 Portfolio, VIP Freedom 2030 Portfolio, VIP Freedom 2035 Portfolio, VIP Freedom 2040 Portfolio, VIP Freedom 2045 Portfolio and VIP Freedom 2050 Portfolio as of December 31, 2011, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 16, 2012

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each VIP Freedom Portfolio and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each VIP Freedom Portfolio's activities, review contractual arrangements with companies that provide services to each VIP Freedom Portfolio, oversee management of the risks associated with such activities and contractual arrangements, and review each VIP Freedom Portfolio's performance. If the interests of a VIP Freedom Portfolio and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the VIP Freedom Portfolios to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers and the Trustees would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for James C. Curvey, each of the Trustees oversees 203 funds advised by FMR or an affiliate. Mr. Curvey oversees 429 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (69)

Year of Election or Appointment: 2007

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (64)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (57)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2007

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Derek L. Young (47)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young also serves as President and a Director of Strategic Advisers, Inc. (2011-present), President of the Global Asset Allocation Group (2011-present), and as Vice Chairman of Pyramis Global Advisers, LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of the Global Asset Allocation Group (2009-2011) and as a portfolio manager.

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (50)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Joseph F. Zambello (54)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II (2011-present), Deputy Treasurer of other Fidelity funds (2008-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each portfolio voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
VIP Freedom Income Portfolio
Initial Class	02/10/12	02/10/12	$0.063
Service Class	02/10/12	02/10/12	$0.063
Service Class 2	02/10/12	02/10/12	$0.063
VIP Freedom 2005 Portfolio
Initial Class	02/10/12	02/10/12	$0.000
Service Class	02/10/12	02/10/12	$0.000
Service Class 2	02/10/12	02/10/12	$0.000
VIP Freedom 2010 Portfolio
Initial Class	02/10/12	02/10/12	$0.056
Service Class	02/10/12	02/10/12	$0.056
Service Class 2	02/10/12	02/10/12	$0.056
VIP Freedom 2015 Portfolio
Initial Class	02/10/12	02/10/12	$0.068
Service Class	02/10/12	02/10/12	$0.068
Service Class 2	02/10/12	02/10/12	$0.068
VIP Freedom 2020 Portfolio
Initial Class	02/10/12	02/10/12	$0.041
Service Class	02/10/12	02/10/12	$0.041
Service Class 2	02/10/12	02/10/12	$0.041
VIP Freedom 2025 Portfolio
Initial Class	02/10/12	02/10/12	$0.037
Service Class	02/10/12	02/10/12	$0.037
Service Class 2	02/10/12	02/10/12	$0.037
VIP Freedom 2030 Portfolio
Initial Class	02/10/12	02/10/12	$0.028
Service Class	02/10/12	02/10/12	$0.028
Service Class 2	02/10/12	02/10/12	$0.028
VIP Freedom 2035 Portfolio
Initial Class	02/10/12	02/10/12	$0.000
Service Class	02/10/12	02/10/12	$0.000
Service Class 2	02/10/12	02/10/12	$0.000
VIP Freedom 2040 Portfolio
Initial Class	02/10/12	02/10/12	$0.010
Service Class	02/10/12	02/10/12	$0.010
Service Class 2	02/10/12	02/10/12	$0.010
VIP Freedom 2045 Portfolio
Initial Class	02/10/12	02/10/12	$0.437
Service Class	02/10/12	02/10/12	$0.437
Service Class 2	02/10/12	02/10/12	$0.437
VIP Freedom 2050 Portfolio
Initial Class	02/10/12	02/10/12	$1.801
Service Class	02/10/12	02/10/12	$1.801
Service Class 2	02/10/12	02/10/12	$1.801

Annual Report

Distributions - continued

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended December 31, 2011, or, if subsequently determined to be different, the net capital gain of such year.

VIP Freedom Income Portfolio	$ 114,389
VIP Freedom 2005 Portfolio	0
VIP Freedom 2010 Portfolio	950,229
VIP Freedom 2015 Portfolio	621,424
VIP Freedom 2020 Portfolio	2,011,087
VIP Freedom 2025 Portfolio	186,584
VIP Freedom 2030 Portfolio	348,173
VIP Freedom 2035 Portfolio	0
VIP Freedom 2040 Portfolio	1,781
VIP Freedom 2045 Portfolio	10,864
VIP Freedom 2050 Portfolio	69,937

A percentage of the dividends distributed during the fiscal year for the following funds was derived from interest on U.S. Government securities which is generally exempt from state income tax:

VIP Freedom Income Portfolio
Initial Class	6.34%
Service Class	6.34%
Service Class 2	6.34%
VIP Freedom 2005 Portfolio
Initial Class	5.47%
Service Class	5.47%
Service Class 2	5.47%
VIP Freedom 2010 Portfolio
Initial Class	5.35%
Service Class	5.35%
Service Class 2	5.35%
VIP Freedom 2015 Portfolio
Initial Class	5.36%
Service Class	5.36%
Service Class 2	5.36%
VIP Freedom 2020 Portfolio
Initial Class	4.82%
Service Class	4.82%
Service Class 2	4.82%
VIP Freedom 2025 Portfolio
Initial Class	4.05%
Service Class	4.05%
Service Class 2	4.05%
VIP Freedom 2030 Portfolio
Initial Class	3.61%
Service Class	3.61%
Service Class 2	3.61%
VIP Freedom 2035 Portfolio
Initial Class	2.23%
Service Class	2.23%
Service Class 2	2.23%

Annual Report

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

	February 2011	December 2011
VIP Freedom Income Portfolio
Initial Class	0%	9%
Service Class	0%	9%
Service Class 2	0%	10%
VIP Freedom 2005 Portfolio
Initial Class	0%	17%
Service Class	0%	18%
Service Class 2	0%	17%
VIP Freedom 2010 Portfolio
Initial Class	9%	18%
Service Class	9%	18%
Service Class 2	9%	19%
VIP Freedom 2015 Portfolio
Initial Class	0%	18%
Service Class	0%	18%
Service Class 2	0%	20%
VIP Freedom 2020 Portfolio
Initial Class	0%	21%
Service Class	0%	22%
Service Class 2	0%	23%
VIP Freedom 2025 Portfolio
Initial Class	0%	26%
Service Class	0%	26%
Service Class 2	0%	28%
VIP Freedom 2030 Portfolio
Initial Class	0%	28%
Service Class	0%	29%
Service Class 2	0%	30%
VIP Freedom 2035 Portfolio
Initial Class	0%	36%
Service Class	0%	38%
Service Class 2	0%	41%
VIP Freedom 2040 Portfolio
Initial Class	0%	36%
Service Class	0%	37%
Service Class 2	0%	40%
VIP Freedom 2045 Portfolio
Initial Class	0%	37%
Service Class	0%	39%
Service Class 2	0%	42%
VIP Freedom 2050 Portfolio
Initial Class	0%	7%
Service Class	0%	7%
Service Class 2	0%	8%

Annual Report

Distributions - continued

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
VIP Freedom Income Portfolio
Initial Class	12/29/2011	$0.010	$0.001
Service Class	12/29/2011	$0.010	$0.001
Service Class 2	12/29/2011	$0.009	$0.001
VIP Freedom 2005 Portfolio
Initial Class	12/29/2011	$0.018	$0.001
Service Class	12/29/2011	$0.017	$0.001
Service Class 2	12/29/2011	$0.018	$0.001
VIP Freedom 2010 Portfolio
Initial Class	12/29/2011	$0.025	$0.002
Service Class	12/29/2011	$0.024	$0.002
Service Class 2	12/29/2011	$0.023	$0.002
VIP Freedom 2015 Portfolio
Initial Class	12/29/2011	$0.026	$0.002
Service Class	12/29/2011	$0.025	$0.002
Service Class 2	12/29/2011	$0.023	$0.002
VIP Freedom 2020 Portfolio
Initial Class	12/29/2011	$0.030	$0.002
Service Class	12/29/2011	$0.028	$0.002
Service Class 2	12/29/2011	$0.027	$0.002
VIP Freedom 2025 Portfolio
Initial Class	12/29/2011	$0.032	$0.002
Service Class	12/29/2011	$0.032	$0.002
Service Class 2	12/29/2011	$0.029	$0.002
VIP Freedom 2030 Portfolio
Initial Class	12/29/2011	$0.035	$0.003
Service Class	12/29/2011	$0.033	$0.003
Service Class 2	12/29/2011	$0.031	$0.003
VIP Freedom 2035 Portfolio
Initial Class	12/29/2011	$0.059	$0.004
Service Class	12/29/2011	$0.056	$0.004
Service Class 2	12/29/2011	$0.052	$0.004
VIP Freedom 2040 Portfolio
Initial Class	12/29/2011	$0.051	$0.004
Service Class	12/29/2011	$0.050	$0.004
Service Class 2	12/29/2011	$0.046	$0.004
VIP Freedom 2045 Portfolio
Initial Class	12/29/2011	$0.058	$0.004
Service Class	12/29/2011	$0.055	$0.004
Service Class 2	12/29/2011	$0.051	$0.004
VIP Freedom 2050 Portfolio
Initial Class	12/29/2011	$0.062	$0.004
Service Class	12/29/2011	$0.062	$0.004
Service Class 2	12/29/2011	$0.061	$0.004

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

VIP Freedom Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and administration agreement (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Nominating and Governance, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of each fund and its shareholders and that the lack of compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. In reaching its determination, the Board is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, Inc. (Strategic Advisers), and the administrator, FMR, including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Strategic Advisers' investment staff, including its size, education, experience, and resources, as well as Strategic Advisers' and FMR's approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Strategic Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR and its affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of FMR's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance for each class, as well as each fund's relative investment performance for each class measured over multiple periods, as available, against a proprietary custom index. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare any of the funds' performance, given that even competitor funds with the same target date can differ significantly in their asset allocation strategy, degree of active management, and glide path construction.

For VIP Freedom 2005 Portfolio, VIP Freedom 2010 Portfolio, VIP Freedom 2015 Portfolio, VIP Freedom 2020 Portfolio, VIP Freedom 2025 Portfolio, VIP Freedom 2030 Portfolio, and VIP Freedom Income Portfolio, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, the cumulative total returns of Initial Class and Service Class 2 of the fund and the cumulative total returns of a proprietary custom index ("benchmark"). The returns of Initial Class and Service Class 2 show the performance of the highest and lowest performing classes, respectively (based on five-year performance).

Because VIP Freedom 2035 Portfolio, VIP Freedom 2040 Portfolio, VIP Freedom 2045 Portfolio, and VIP Freedom 2050 Portfolio had been in existence less than three calendar years, for each such fund the following chart considered by the Board shows, for the one-year period ended December 31, 2010, the total returns of Initial Class and Service Class 2 of the fund and the total return of a proprietary custom index ("benchmark"). The returns of Initial Class and Service Class 2 show the performance of the highest and lowest performing classes, respectively.

For each fund, the proprietary custom index is an index developed by FMR that represents the performance of the fund's asset classes according to their respective weightings, adjusted on the last day of every month to reflect the fund's increasingly conservative asset allocations over time (for each fund other than VIP Freedom Income Portfolio).

VIP Freedom 2005 Portfolio

The Board noted that the investment performance of Initial Class of the fund compared favorably to its benchmark for the one- and five-year periods, although the fund's three-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Annual Report

VIP Freedom 2010 Portfolio

The Board noted that the investment performance of Initial Class of the fund compared favorably to its benchmark for the one- and five-year periods, although the fund's three-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

VIP Freedom 2015 Portfolio

The Board noted that the investment performance of Initial Class of the fund compared favorably to its benchmark for the one- and five-year periods, although the fund's three-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

VIP Freedom 2020 Portfolio

The Board noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the one-year total return of Initial Class compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

VIP Freedom 2025 Portfolio

The Board noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the one-year total return of Initial Class compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Annual Report

VIP Freedom 2030 Portfolio

The Board noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the one-year total return of Initial Class compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

VIP Freedom 2035 Portfolio

The Board noted that the investment performance of Initial Class of the fund compared favorably to its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

VIP Freedom 2040 Portfolio

The Board noted that the investment performance of Initial Class of the fund compared favorably to its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

VIP Freedom 2045 Portfolio

The Board noted that the investment performance of Initial Class of the fund compared favorably to its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Annual Report

VIP Freedom 2050 Portfolio

The Board noted that the investment performance of Initial Class of the fund compared favorably to its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

VIP Freedom Income Portfolio

The Board noted that the investment performance of Initial Class of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board noted that the funds do not pay Strategic Advisers a management fee for investment advisory services. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes, and also considered that each fund bears indirectly the expenses of the underlying funds in which it invests. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 0% means that 100% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

VIP Freedom 2005 Portfolio

VIP Freedom 2010 Portfolio

Annual Report

VIP Freedom 2015 Portfolio

VIP Freedom 2020 Portfolio

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

VIP Freedom 2025 Portfolio

VIP Freedom 2030 Portfolio

Annual Report

VIP Freedom 2035 Portfolio

VIP Freedom 2040 Portfolio

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

VIP Freedom 2045 Portfolio

VIP Freedom 2050 Portfolio

Annual Report

VIP Freedom Income Portfolio

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the total expense ratio of each class of each fund, the Board noted that each fund invests in Initial Class of the underlying fund to avoid charging fund-paid 12b-1 fees at both fund levels. The Board considered that the funds do not pay transfer agent fees. Instead, Initial Class of each underlying fund bears its pro rata portion of each fund's transfer agent fee according to the percentage of each fund's assets invested in that underlying fund. The Board further noted that FMR pays all other expenses of each fund, with limited exceptions.

The Board noted that the total expense ratio of each of Initial Class and Service Class of each fund ranked below its competitive median for 2010 and the total expense ratio of Service Class 2 of each fund ranked above its competitive median for 2010. The Board considered that various factors, including 12b-1 fees and relatively higher other expenses in the case of small fund size, can affect total expense ratios. The Board noted that the total expense ratio of Service Class 2 of each fund was above the median due to 12b-1 fees and that the funds and classes in the Total Mapped Group that have a similar sales load structure included classes with no 12b-1 fees. Excluding the 12b-1 fees, the total expense ratio of Service Class 2 of each fund ranked below its competitive median for 2010. The Board noted that each fund offers multiple classes, each of which has a different 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of each fund vary primarily by the level of their 12b-1 fees.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of each fund's Advisory Contracts because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Economies of Scale. The Board concluded that because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions, economies of scale cannot be realized by the funds, but may be realized by the other Fidelity funds in which each fund invests.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes; (vi) the reasons why certain expenses affect various funds and classes differently; (vii) Fidelity's transfer agent fees, expenses, and services and how the benefits of decreased costs and new efficiencies can be shared across all of the Fidelity funds; (viii) the reasons for and consequences of changes to certain product lines compared to competitors; (ix) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPFF2K-ANN-0212
1.826371.107

Fidelity® Variable Insurance Products:
Freedom Lifetime Income Funds -
Portfolios I, II, & III

Annual Report

December 31, 2011

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Lifetime Income I Portfolio	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Lifetime Income II Portfolio	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Lifetime Income III Portfolio	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

VIP Freedom Lifetime Income® I Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2011	Past 1 year	Past 5 years	Life of fund A
VIP Freedom Lifetime Income® I Portfolio	0.48%	2.90%	4.21%

A From July 26, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Freedom Lifetime Income I Portfolio on July 26, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

14,000
13,000
12,000
11,000
10,000
9,000
8,000
7,000
$6,400
2005
2006
2007
2008
2009
2010
2011

Period Ending Values

$13,038 VIP Freedom Lifetime Income I Portfolio

$11,695 S&P 500® Index

Annual Report

VIP Freedom Lifetime Income II Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2011	Past 1 year	Past 5 years	Life of fund A
VIP Freedom Lifetime Income II Portfolio	0.25%	2.35%	4.33%

A From July 26, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Freedom Lifetime Income II Portfolio on July 26, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

VIP Freedom Lifetime Income III Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2011	Past 1 year	Past 5 years	Life of fund A
VIP Freedom Lifetime Income III Portfolio	-2.36%	1.16%	3.76%

A From July 26, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Freedom Lifetime Income III Portfolio on July 26, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Extreme market volatility took center stage during the 12 months ending December 31, 2011, stealing the spotlight from signs of progress in the global economy. Early in the year, aggressive monetary stimulus by the U.S. federal government, improving credit-market conditions and solid corporate earnings buoyed most major asset classes. As the period progressed, however, fresh worries about sovereign debt in Europe, inflation in China, gridlock over raising the debt ceiling in the U.S. - along with Standard & Poor's early-August downgrade of the nation's long-term sovereign credit rating - and a dimmed outlook for global growth punctured investor confidence and ignited market instability. Domestic equities, as measured by the broad-based S&P 500® Index, gained 2.11%, easily outpaced the 13.61% decline of MSCI® ACWI® (All Country World Index) ex USA Index, a proxy for foreign stocks. Within the MSCI index, emerging markets declined the most (-18%), with investments here generally held back by a stronger U.S. dollar. The U.K. (-3%) fared better than the rest of Europe (-15%), which was the second-worst-performing index component. Bolstered by periodic flights to quality, U.S. investment-grade bonds posted a 7.84% advance, as reflected by the Barclays Capital® U.S. Aggregate Bond Index, outperforming the 4.37% gain of high-yield securities, as represented by The BofA Merrill LynchSM US High Yield Constrained Index. Hampered by financial woes in Europe, the sovereign debt of major developed markets outside the U.S. rose 4.86%, according to the Citigroup® Non-USD Group-of-Seven (G7) Equal Weighted Index, while the JPMorgan Emerging Markets Bond Index Global (EMBI Global) advanced 8.46%, despite the currency head wind.

Comments from Christopher Sharpe, Co-Portfolio Manager of VIP Freedom Lifetime Income Funds, and Andrew Dierdorf, who became Co-Portfolio Manager on June 21, 2011: For the year ending December 31, 2011, VIP Freedom Lifetime Income Fund I and VIP Freedom Lifetime Income Fund II - the two more-conservative Funds with higher allocations to the bond asset class - delivered modest positive absolute returns for the 12-month period. Meanwhile, VIP Freedom Lifetime Income Fund III, the most-equity-focused Fund of the three, delivered a low single-digit loss. (For specific Fund results, please refer to the performance section of this report.) As volatility picked up throughout the year, returns for equities seesawed. The Funds' underlying equity funds - both U.S. and non-U.S. - also struggled to deliver positive results and keep pace with their respective benchmark indexes, due to unfavorable security selection overall. In aggregate, the Funds' U.S. equity asset class underperformed the Dow Jones U.S. Total Stock Market IndexSM, which rose 1.08% for the one-year period. Turning to the Funds' non-U.S. holdings, VIP Overseas Portfolio and VIP Emerging Markets Portfolio each experienced a double-digit decline. While financial woes across Europe plagued stocks globally, holding back the performance of VIP Overseas Portfolio, monetary tightening and signs of an economic slowdown in China, India and other developing countries presented head winds for emerging-markets stocks. In aggregate, the non-U.S. equity asset class lagged the MSCI® EAFE® (Europe, Australasia, Far East) Index, which fell 12.04%. With headline events and disappointing U.S. economic data - such as continued high levels of unemployment and a stagnant housing market - taking their toll on the equity markets, investors shifted their focus to higher-quality bonds, especially U.S. Treasuries. The performance of VIP Investment Grade Bond Portfolio fell just short of the Barclays Capital® U.S. Aggregate Bond Index, and the Funds' high-yield debt allocation to VIP High Income Portfolio underperformed by an even greater degree. As a result, the Funds' bond asset class, in aggregate, detracted from overall results. Lastly, representing the Funds' short-term debt asset class, VIP Money Market Portfolio performed on par with the Barclays Capital U.S. 3 Month Treasury Bellwether Index, which increased 0.11%.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2011 to December 31, 2011).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value July 1, 2011	Ending Account Value December 31, 2011	Expenses Paid During Period* July 1, 2011 to December 31, 2011
VIP Freedom Lifetime Income I	.00%
Actual		$ 1,000.00	$ 969.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
VIP Freedom Lifetime Income II	.00%
Actual		$ 1,000.00	$ 962.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
VIP Freedom Lifetime Income III	.00%
Actual		$ 1,000.00	$ 931.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

VIP Freedom Lifetime Income I Portfolio

Investment Changes (Unaudited)

Fund Holdings as of December 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	4.8	5.0
VIP Equity-Income Portfolio Investor Class	5.8	5.8
VIP Growth & Income Portfolio Investor Class	5.8	5.8
VIP Growth Portfolio Investor Class	5.6	5.9
VIP Mid Cap Portfolio Investor Class	1.9	2.0
VIP Value Portfolio Investor Class	4.9	5.0
VIP Value Strategies Portfolio Investor Class	2.0	2.1
	30.8	31.6
Developed International Equity Funds
VIP Overseas Portfolio Investor Class R	8.1	9.6
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Investor Class R	1.9	1.6
High Yield Bond Funds
VIP High Income Portfolio Investor Class	5.1	5.0
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Investor Class	39.1	37.3
Short-Term Funds
VIP Money Market Portfolio Investor Class	15.0	14.9
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	30.8%
Developed International Equity Funds	8.1%
Emerging Markets Equity Funds	1.9%
High Yield Bond Funds	5.1%
Investment Grade Bond Funds	39.1%
Short-Term Funds	15.0%

Six months ago
Domestic Equity Funds	31.6%
Developed International Equity Funds	9.6%
Emerging Markets Equity Funds	1.6%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	37.3%
Short-Term Funds	14.9%

Expected
Domestic Equity Funds	29.2%
Developed International Equity Funds	9.0%
Emerging Markets Equity Funds	1.6%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	40.2%
Short-Term Funds	15.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of June 30, 2011. The current allocation is based on the fund's holdings as of December 31, 2011. The expected allocation represents the fund's anticipated allocation at June 30, 2012.

Annual Report

VIP Freedom Lifetime Income I Portfolio

Investments December 31, 2011

Showing Percentage of Net Assets

Domestic Equity Funds - 30.8%
	Shares	Value
Domestic Equity Funds - 30.8%
VIP Contrafund Portfolio Investor Class	22,578	$ 517,939
VIP Equity-Income Portfolio Investor Class	33,231	619,417
VIP Growth & Income Portfolio Investor Class	49,888	626,591
VIP Growth Portfolio Investor Class	16,317	600,629
VIP Mid Cap Portfolio Investor Class	7,124	206,606
VIP Value Portfolio Investor Class	49,917	528,625
VIP Value Strategies Portfolio Investor Class	24,388	213,150
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,933,492)		3,312,957
International Equity Funds - 10.0%

Developed International Equity Funds - 8.1%
VIP Overseas Portfolio Investor Class R	64,175	872,143
Emerging Markets Equity Funds - 1.9%
VIP Emerging Markets Portfolio Investor Class R	26,331	203,274
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,447,859)		1,075,417
Bond Funds - 44.2%
	Shares	Value
High Yield Bond Funds - 5.1%
VIP High Income Portfolio Investor Class	102,252	$ 549,091
Investment Grade Bond Funds - 39.1%
VIP Investment Grade Bond Portfolio Investor Class	324,944	4,201,523
TOTAL BOND FUNDS (Cost $4,746,887)		4,750,614
Short-Term Funds - 15.0%

VIP Money Market Portfolio Investor Class (Cost $1,607,780)	1,607,780	1,607,780
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $11,736,018)	10,746,768
NET OTHER ASSETS (LIABILITIES) - 0.0%	6
NET ASSETS - 100%	$ 10,746,774
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Freedom Lifetime Income I Portfolio

Financial Statements

Statement of Assets and Liabilities

December 31, 2011

Assets
Investment in securities, at value (cost $11,736,018) - See accompanying schedule	$ 10,746,768
Receivable for investments sold	183
Total assets	10,746,951

Liabilities
Payable for fund shares redeemed	177

Net Assets	$ 10,746,774
Net Assets consist of:
Paid in capital	$ 11,725,734
Accumulated undistributed net realized gain (loss) on investments	10,290
Net unrealized appreciation (depreciation) on investments	(989,250)
Net Assets, for 1,114,159 shares outstanding	$ 10,746,774
Net Asset Value, offering price and redemption price per share ($10,746,774 ÷ 1,114,159 shares)	$ 9.65

Statement of Operations

	Year ended December 31, 2011

Investment Income
Income distributions from underlying funds		$ 231,643

Expenses
Independent trustees' compensation	$ 37
Total expenses before reductions	37
Expense reductions	(37)	0
Net investment income (loss)		231,643
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	24,219
Capital gain distributions from underlying funds	106,219
Total net realized gain (loss)		130,438
Change in net unrealized appreciation (depreciation) on underlying funds		(302,019)
Net gain (loss)		(171,581)
Net increase (decrease) in net assets resulting from operations		$ 60,062

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2011	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 231,643	$ 212,825
Net realized gain (loss)	130,438	110,224
Change in net unrealized appreciation (depreciation)	(302,019)	753,750
Net increase (decrease) in net assets resulting from operations	60,062	1,076,799
Distributions to shareholders from net investment income	(231,878)	(222,558)
Distributions to shareholders from net realized gain	(68,922)	(110,575)
Total distributions	(300,800)	(333,133)
Share transactions Proceeds from sales of shares	1,633,322	1,364,399
Reinvestment of distributions	300,800	333,133
Cost of shares redeemed	(1,291,500)	(869,595)
Net increase (decrease) in net assets resulting from share transactions	642,622	827,937
Total increase (decrease) in net assets	401,884	1,571,603

Net Assets
Beginning of period	10,344,890	8,773,287
End of period	$ 10,746,774	$ 10,344,890
Other Information Shares
Sold	165,152	143,545
Issued in reinvestment of distributions	31,148	33,844
Redeemed	(129,343)	(91,110)
Net increase (decrease)	66,957	86,279

Financial Highlights

Years ended December 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.88	$ 9.13	$ 7.81	$ 11.21	$ 10.98
Income from Investment Operations
Net investment income (loss)C	.22	.21	.36	.33	.36
Net realized and unrealized gain (loss)	(.17)	.87	1.40	(2.85)	.53
Total from investment operations	.05	1.08	1.76	(2.52)	.89
Distributions from net investment income	(.21)	(.22)	(.36)	(.37)	(.34)
Distributions from net realized gain	(.06)	(.11)	(.08)	(.51)	(.32)
Total distributions	(.28)G	(.33)	(.44)	(.88)	(.66)
Net asset value, end of period	$ 9.65	$ 9.88	$ 9.13	$ 7.81	$ 11.21
Total ReturnA,B	.48%	11.84%	22.76%	(22.68)%	8.16%
Ratios to Average Net AssetsD,F
Expenses before reductionsE	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.25%	2.26%	4.28%	3.31%	3.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,747	$ 10,345	$ 8,773	$ 7,648	$ 12,533
Portfolio turnover rate	17%	26%	20%	25%	16%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Amount represents less than .01%.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.28 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.064 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Freedom Lifetime Income II Portfolio

Investment Changes (Unaudited)

Fund Holdings as of December 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	5.5	5.6
VIP Equity-Income Portfolio Investor Class	6.6	6.6
VIP Growth & Income Portfolio Investor Class	6.7	6.6
VIP Growth Portfolio Investor Class	6.4	6.7
VIP Mid Cap Portfolio Investor Class	2.2	2.3
VIP Value Portfolio Investor Class	5.6	5.6
VIP Value Strategies Portfolio Investor Class	2.3	2.4
	35.3	35.8
Developed International Equity Funds
VIP Overseas Portfolio Investor Class R	9.3	10.9
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Investor Class R	2.1	1.9
High Yield Bond Funds
VIP High Income Portfolio Investor Class	5.4	5.3
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Investor Class	39.3	37.8
Short-Term Funds
VIP Money Market Portfolio Investor Class	8.6	8.3
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	35.3%
Developed International Equity Funds	9.3%
Emerging Markets Equity Funds	2.1%
High Yield Bond Funds	5.4%
Investment Grade Bond Funds	39.3%
Short-Term Funds	8.6%

Six months ago
Domestic Equity Funds	35.8%
Developed International Equity Funds	10.9%
Emerging Markets Equity Funds	1.9%
High Yield Bond Funds	5.3%
Investment Grade Bond Funds	37.8%
Short-Term Funds	8.3%

Expected
Domestic Equity Funds	34.1%
Developed International Equity Funds	10.6%
Emerging Markets Equity Funds	1.8%
High Yield Bond Funds	5.1%
Investment Grade Bond Funds	39.2%
Short-Term Funds	9.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of June 30, 2011. The current allocation is based on the fund's holdings as of December 31, 2011. The expected allocation represents the fund's anticipated allocation at June 30, 2012.

Annual Report

VIP Freedom Lifetime Income II Portfolio

Investments December 31, 2011

Showing Percentage of Net Assets

Domestic Equity Funds - 35.3%
	Shares	Value
Domestic Equity Funds - 35.3%
VIP Contrafund Portfolio Investor Class	39,863	$ 914,447
VIP Equity-Income Portfolio Investor Class	58,709	1,094,327
VIP Growth & Income Portfolio Investor Class	88,217	1,108,003
VIP Growth Portfolio Investor Class	28,858	1,062,270
VIP Mid Cap Portfolio Investor Class	12,612	365,761
VIP Value Portfolio Investor Class	88,197	934,010
VIP Value Strategies Portfolio Investor Class	43,060	376,341
TOTAL DOMESTIC EQUITY FUNDS (Cost $7,147,167)		5,855,159
International Equity Funds - 11.4%

Developed International Equity Funds - 9.3%
VIP Overseas Portfolio Investor Class R	113,270	1,539,343
Emerging Markets Equity Funds - 2.1%
VIP Emerging Markets Portfolio Investor Class R	46,439	358,513
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,726,669)		1,897,856
Bond Funds - 44.7%
	Shares	Value
High Yield Bond Funds - 5.4%
VIP High Income Portfolio Investor Class	165,324	$ 887,789
Investment Grade Bond Funds - 39.3%
VIP Investment Grade Bond Portfolio Investor Class	504,245	6,519,891
TOTAL BOND FUNDS (Cost $7,387,689)		7,407,680
Short-Term Funds - 8.6%

VIP Money Market Portfolio Investor Class (Cost $1,432,847)	1,432,847	1,432,847
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $18,694,372)	16,593,542
NET OTHER ASSETS (LIABILITIES) - 0.0%	5
NET ASSETS - 100%	$ 16,593,547
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Freedom Lifetime Income II Portfolio

Financial Statements

Statement of Assets and Liabilities

December 31, 2011

Assets
Investment in securities, at value (cost $18,694,372) - See accompanying schedule	$ 16,593,542
Cash	1
Receivable for investments sold	280
Total assets	16,593,823

Liabilities
Payable for fund shares redeemed	276

Net Assets	$ 16,593,547
Net Assets consist of:
Paid in capital	$ 19,553,327
Accumulated undistributed net realized gain (loss) on investments	(858,950)
Net unrealized appreciation (depreciation) on investments	(2,100,830)
Net Assets, for 1,738,371 shares outstanding	$ 16,593,547
Net Asset Value, offering price and redemption price per share ($16,593,547 ÷ 1,738,371 shares)	$ 9.55

Statement of Operations

	Year ended December 31, 2011

Investment Income
Income distributions from underlying funds		$ 371,217

Expenses
Independent trustees' compensation	$ 57
Total expenses before reductions	57
Expense reductions	(57)	0
Net investment income (loss)		371,217
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(13,136)
Capital gain distributions from underlying funds	167,048
Total net realized gain (loss)		153,912
Change in net unrealized appreciation (depreciation) on underlying funds		(516,144)
Net gain (loss)		(362,232)
Net increase (decrease) in net assets resulting from operations		$ 8,985

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2011	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 371,217	$ 314,795
Net realized gain (loss)	153,912	(234,213)
Change in net unrealized appreciation (depreciation)	(516,144)	1,664,188
Net increase (decrease) in net assets resulting from operations	8,985	1,744,770
Distributions to shareholders from net investment income	(372,166)	(312,980)
Distributions to shareholders from net realized gain	(74,433)	(73,409)
Total distributions	(446,599)	(386,389)
Share transactions Proceeds from sales of shares	3,096,734	407,181
Reinvestment of distributions	446,599	386,389
Cost of shares redeemed	(1,149,414)	(1,687,084)
Net increase (decrease) in net assets resulting from share transactions	2,393,919	(893,514)
Total increase (decrease) in net assets	1,956,305	464,867

Net Assets
Beginning of period	14,637,242	14,172,375
End of period	$ 16,593,547	$ 14,637,242
Other Information Shares
Sold	312,697	44,625
Issued in reinvestment of distributions	46,764	39,603
Redeemed	(115,460)	(182,338)
Net increase (decrease)	244,001	(98,110)

Financial Highlights

Years ended December 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.79	$ 8.90	$ 7.42	$ 11.68	$ 11.36
Income from Investment Operations
Net investment income (loss)C	.23	.21	.34	.29	.32
Net realized and unrealized gain (loss)	(.21)	.95	1.59	(3.57)	.77
Total from investment operations	.02	1.16	1.93	(3.28)	1.09
Distributions from net investment income	(.22)	(.22)	(.36)	(.34)	(.30)
Distributions from net realized gain	(.04)	(.05)	(.09)	(.64)	(.48)
Total distributions	(.26)	(.27)	(.45)	(.98)	(.77) G
Net asset value, end of period	$ 9.55	$ 9.79	$ 8.90	$ 7.42	$ 11.68
Total ReturnA,B	.25%	12.99%	26.44%	(28.49)%	9.67%
Ratios to Average Net AssetsD,F
Expenses before reductionsE	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.33%	2.22%	4.25%	2.91%	2.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,594	$ 14,637	$ 14,172	$ 12,892	$ 22,701
Portfolio turnover rate	12%	23%	21%	25%	18%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Amount represents less than .01%.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.77 per share is comprised of distributions from net investment income of $.295 and distributions from net realized gain of $.475 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Freedom Lifetime Income III Portfolio

Investment Changes (Unaudited)

Fund Holdings as of December 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	8.2	8.2
VIP Equity-Income Portfolio Investor Class	9.8	9.6
VIP Growth & Income Portfolio Investor Class	9.9	9.5
VIP Growth Portfolio Investor Class	9.5	9.7
VIP Mid Cap Portfolio Investor Class	3.2	3.3
VIP Value Portfolio Investor Class	8.3	8.2
VIP Value Strategies Portfolio Investor Class	3.3	3.4
	52.2	51.9
Developed International Equity Funds
VIP Overseas Portfolio Investor Class R	13.7	15.9
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Investor Class R	3.2	2.7
High Yield Bond Funds
VIP High Income Portfolio Investor Class	7.8	7.5
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Investor Class	23.1	22.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	52.2%
Developed International Equity Funds	13.7%
Emerging Markets Equity Funds	3.2%
High Yield Bond Funds	7.8%
Investment Grade Bond Funds	23.1%

Six months ago
Domestic Equity Funds	51.9%
Developed International Equity Funds	15.9%
Emerging Markets Equity Funds	2.7%
High Yield Bond Funds	7.5%
Investment Grade Bond Funds	22.0%

Expected
Domestic Equity Funds	51.3%
Developed International Equity Funds	15.9%
Emerging Markets Equity Funds	2.8%
High Yield Bond Funds	7.5%
Investment Grade Bond Funds	22.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of June 30, 2011. The current allocation is based on the fund's holdings as of December 31, 2011. The expected allocation represents the fund's anticipated allocation at June 30, 2012.

Annual Report

VIP Freedom Lifetime Income III Portfolio

Investments December 31, 2011

Showing Percentage of Net Assets

Domestic Equity Funds - 52.2%
	Shares	Value
Domestic Equity Funds - 52.2%
VIP Contrafund Portfolio Investor Class	24,294	$ 557,294
VIP Equity-Income Portfolio Investor Class	35,744	666,271
VIP Growth & Income Portfolio Investor Class	53,726	674,801
VIP Growth Portfolio Investor Class	17,576	646,966
VIP Mid Cap Portfolio Investor Class	7,663	222,239
VIP Value Portfolio Investor Class	53,675	568,419
VIP Value Strategies Portfolio Investor Class	26,147	228,523
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,281,405)		3,564,513
International Equity Funds - 16.9%

Developed International Equity Funds - 13.7%
VIP Overseas Portfolio Investor Class R	68,938	936,863
Emerging Markets Equity Funds - 3.2%
VIP Emerging Markets Portfolio Investor Class R	27,734	214,103
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,619,452)		1,150,966
Bond Funds - 30.9%
	Shares	Value
High Yield Bond Funds - 7.8%
VIP High Income Portfolio Investor Class	98,501	$ 528,951
Investment Grade Bond Funds - 23.1%
VIP Investment Grade Bond Portfolio Investor Class	122,167	1,579,615
TOTAL BOND FUNDS (Cost $2,148,091)		2,108,566
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $8,048,948)	6,824,045
NET OTHER ASSETS (LIABILITIES) - 0.0%	(3)
NET ASSETS - 100%	$ 6,824,042
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Freedom Lifetime Income III Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2011

Assets
Investment in securities, at value (cost $8,048,948) - See accompanying schedule		$ 6,824,045
Receivable for investments sold		113
Total assets		6,824,158

Liabilities
Payable to custodian bank	$ 1
Payable for fund shares redeemed	115
Total liabilities		116

Net Assets		$ 6,824,042
Net Assets consist of:
Paid in capital		$ 8,200,308
Accumulated undistributed net realized gain (loss) on investments		(151,363)
Net unrealized appreciation (depreciation) on investments		(1,224,903)
Net Assets, for 764,709 shares outstanding		$ 6,824,042
Net Asset Value, offering price and redemption price per share ($6,824,042 ÷ 764,709 shares)		$ 8.92

Statement of Operations

	Year ended December 31, 2011

Investment Income
Income distributions from underlying funds		$ 149,218

Expenses
Independent trustees' compensation	$ 25
Total expenses before reductions	25
Expense reductions	(25)	0
Net investment income (loss)		149,218
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(21,794)
Capital gain distributions from underlying funds	45,672
Total net realized gain (loss)		23,878
Change in net unrealized appreciation (depreciation) on underlying funds		(324,508)
Net gain (loss)		(300,630)
Net increase (decrease) in net assets resulting from operations		$ (151,412)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2011	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 149,218	$ 131,619
Net realized gain (loss)	23,878	(82,518)
Change in net unrealized appreciation (depreciation)	(324,508)	919,548
Net increase (decrease) in net assets resulting from operations	(151,412)	968,649
Distributions to shareholders from net investment income	(149,868)	(133,615)
Distributions to shareholders from net realized gain	(20,877)	(29,512)
Total distributions	(170,745)	(163,127)
Share transactions Proceeds from sales of shares	1,044,709	87,477
Reinvestment of distributions	170,745	163,127
Cost of shares redeemed	(809,829)	(945,584)
Net increase (decrease) in net assets resulting from share transactions	405,625	(694,980)
Total increase (decrease) in net assets	83,468	110,542

Net Assets
Beginning of period	6,740,574	6,630,032
End of period	$ 6,824,042	$ 6,740,574
Other Information Shares
Sold	111,015	9,419
Issued in reinvestment of distributions	19,120	17,634
Redeemed	(84,793)	(108,174)
Net increase (decrease)	45,342	(81,121)

Financial Highlights

Years ended December 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.37	$ 8.28	$ 6.72	$ 11.90	$ 11.56
Income from Investment Operations
Net investment income (loss)C	.20	.18	.24	.24	.29
Net realized and unrealized gain (loss)	(.42)	1.14	1.76	(4.36)	.96
Total from investment operations	(.22)	1.32	2.00	(4.12)	1.25
Distributions from net investment income	(.20)	(.19)	(.26)	(.27)	(.29)
Distributions from net realized gain	(.03)	(.04)	(.18)	(.79)	(.62)
Total distributions	(.23)	(.23)	(.44)	(1.06)	(.91)
Net asset value, end of period	$ 8.92	$ 9.37	$ 8.28	$ 6.72	$ 11.90
Total ReturnA,B	(2.36)%	15.98%	30.34%	(35.25)%	10.88%
Ratios to Average Net AssetsD,F
Expenses before reductionsE	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.13%	2.03%	3.33%	2.43%	2.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,824	$ 6,741	$ 6,630	$ 5,419	$ 11,085
Portfolio turnover rate	16%	20%	10%	20%	11%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Amount represents less than .01%.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2011

1. Organization.

VIP Freedom Lifetime Income I Portfolio, VIP Freedom Lifetime Income II Portfolio, and VIP Freedom Lifetime Income III Portfolio (the Funds) are funds of Variable Insurance Products Fund V. The Variable Insurance Products Fund V (the Trust) (referred to in this report as Fidelity Variable Insurance Products) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other VIP equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. As of December 31, 2011, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
VIP Freedom Lifetime Income I	$ 11,788,706	$ 167,421	$ (1,209,359)	$ (1,041,938)
VIP Freedom Lifetime Income II	18,841,405	240,179	(2,488,042)	(2,247,863)
VIP Freedom Lifetime Income III	8,117,231	119,483	(1,412,669)	(1,293,186)

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation)
VIP Freedom Lifetime Income I	$ 1,403	$ 61,575	$ -	$ (1,041,938)
VIP Freedom Lifetime Income II	-	-	(711,917)	(2,247,863)
VIP Freedom Lifetime Income III	-	-	(83,080)	(1,293,186)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

	Fiscal year of expiration
	2017	2018	Total with expiration
VIP Freedom Lifetime Income II	$ (422,746)	$ (289,171)	$ (711,917)
VIP Freedom Lifetime Income III	-	(83,080)	(83,080)

The tax character of distributions paid was as follows:

December 31, 2011
Ordinary Income
VIP Freedom Lifetime Income I	$ 300,800
VIP Freedom Lifetime Income II	446,599
VIP Freedom Lifetime Income III	170,745
December 31, 2010
	Ordinary Income	Long-term Capital Gains	Total
VIP Freedom Lifetime Income I	$ 330,090	$ 3,043	$ 333,133
VIP Freedom Lifetime Income II	386,389	-	386,389
VIP Freedom Lifetime Income III	163,127	-	163,127

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
VIP Freedom Lifetime Income I	2,408,400	1,728,727
VIP Freedom Lifetime Income II	4,457,341	1,971,766
VIP Freedom Lifetime Income III	1,535,497	1,105,729

Annual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. Strategic Advisers, Inc. (Strategic Advisers) has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

5. Expense Reductions.

FMR voluntarily agreed to reimburse Funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
VIP Freedom Lifetime Income I	.00%	$ 37
VIP Freedom Lifetime Income II	.00%	$ 57
VIP Freedom Lifetime Income III	.00%	$ 25

6. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were owners of record of all of the outstanding shares of the Funds.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products Fund V and the Shareholders of VIP Freedom Lifetime Income I Portfolio, VIP Freedom Lifetime Income II Portfolio, VIP Freedom Lifetime Income III Portfolio:

We have audited the accompanying statements of assets and liabilities of VIP Freedom Lifetime Income I Portfolio, VIP Freedom Lifetime Income II Portfolio, VIP Freedom Lifetime Income III Portfolio (the Funds), each a fund of Variable Insurance Products Fund V, including the schedules of investments, as of December 31, 2011, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of VIP Freedom Lifetime Income I Portfolio, VIP Freedom Lifetime Income II Portfolio, VIP Freedom Lifetime Income III Portfolio as of December 31, 2011, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 21, 2012

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each VIP Freedom Lifetime Income Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each VIP Freedom Lifetime Income Fund's activities, review contractual arrangements with companies that provide services to each VIP Freedom Lifetime Income Fund, oversee management of the risks associated with such activities and contractual arrangements, and review each VIP Freedom Lifetime Income Fund's performance. If the interests of a VIP Freedom Lifetime Income Fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the VIP Freedom Lifetime Income Funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers and the Trustees would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for James C. Curvey, each of the Trustees oversees 203 funds advised by FMR or an affiliate. Mr. Curvey oversees 429 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

Trustees and Officers - continued

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (69)

Year of Election or Appointment: 2007

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (64)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (57)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2007

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Derek L. Young (47)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young also serves as President and Director of Strategic Advisers, Inc. (2011-present), President of the Global Asset Allocation Group (2011-present), and as Vice Chairman of Pyramis Global Advisers, LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of the Global Asset Allocation Group (2009-2011) and as a portfolio manager.

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (50)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Joseph F. Zambello (54)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II (2011-present), Deputy Treasurer of other Fidelity funds (2008-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

Fund	Pay Date	Record Date	Capital Gains
VIP Freedom Lifetime Income I	02/10/12	02/10/12	$0.057
VIP Freedom Lifetime Income II	02/10/12	02/10/12	$0.000
VIP Freedom Lifetime Income III	02/10/12	02/10/12	$0.000

The funds hereby designate as capital gain dividends the amounts noted below for the taxable year ended December 31, 2011, or, if subsequently determined to be different, the net capital gain of such year.

Fund
VIP Freedom Lifetime Income I	$61,575

A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividends-received deduction for corporate shareholders:

Fund	February, 2011	December, 2011
VIP Freedom Lifetime Income I	6%	14%
VIP Freedom Lifetime Income II	0%	16%
VIP Freedom Lifetime Income III	0%	26%

A percentage of the dividends distributed during the fiscal year for the following funds was derived from interest on U.S. Government securities which is generally exempt from state income tax:

VIP Freedom Lifetime Income I	5.64%
VIP Freedom Lifetime Income II	5.81%
VIP Freedom Lifetime Income III	4.11%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
VIP Freedom Lifetime Income I	12/29/2011	$0.018	$0.001
VIP Freedom Lifetime Income II	12/29/2011	$0.020	$0.002
VIP Freedom Lifetime Income III	12/29/2011	$0.028	$0.002

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

VIP Freedom Lifetime Income Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and administration agreement (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Nominating and Governance, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of each fund and its shareholders and that the lack of compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. In reaching its determination, the Board is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, Inc. (Strategic Advisers), and the administrator, FMR, including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Strategic Advisers' investment staff, including its size, education, experience, and resources, as well as Strategic Advisers' and FMR's approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Strategic Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR and its affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of FMR's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured over multiple periods against a proprietary custom index. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare any of the funds' performance. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, the fund's cumulative total returns and the cumulative total returns of a proprietary custom index ("benchmark"). For each fund, the proprietary custom index is an index developed by FMR that represents the performance of the fund's asset classes according to their respective weightings, adjusted on the last day of every month to reflect the fund's increasingly conservative asset allocations over time.

VIP Freedom Lifetime Income I Portfolio

The Board noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the fund's one-year total return compared favorably to its benchmark. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Annual Report

VIP Freedom Lifetime Income II Portfolio

The Board noted that the investment performance of the fund compared favorably to its benchmark for the one- and five-year periods, although the fund's three-year cumulative total return was lower than its benchmark. The Board also reviewed the fund's performance since inception as well as performance in the current year.

VIP Freedom Lifetime Income III Portfolio

The Board noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the fund's one-year total return compared favorably to its benchmark. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board noted that the funds do not pay Strategic Advisers a management fee for investment advisory services. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes, and also considered that each fund bears indirectly the expenses of the underlying funds in which it invests. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 0% means that 100% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

VIP Freedom Lifetime Income I Portfolio

VIP Freedom Lifetime Income II Portfolio

Annual Report

VIP Freedom Lifetime Income III Portfolio

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Total Expense Ratio. In its review of each fund's total expense ratio, the Board noted that each fund invests in Investor Class of the underlying fund to avoid charging fund-paid 12b-1 fees at both fund levels. The Board considered that the funds do not pay transfer agent fees. Instead, Investor Class of each underlying fund bears its pro rata portion of each fund's transfer agent fee according to the percentage of each fund's assets invested in that underlying fund. The Board further noted that FMR pays all other expenses of each fund, with limited exceptions.

The Board noted that each fund's total expense ratio ranked below its competitive median for 2010.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of management fees, total expense ratios, and fees charged to other Fidelity clients, the Board concluded that each fund's management fee and the total expense ratio of each fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of each fund's Advisory Contracts because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Economies of Scale. The Board concluded that because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions, economies of scale cannot be realized by the funds, but may be realized by the other Fidelity funds in which each fund invests.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes; (vi) the reasons why certain expenses affect various funds and classes differently; (vii) Fidelity's transfer agent fees, expenses, and services and how the benefits of decreased costs and new efficiencies can be shared across all of the Fidelity funds; (viii) the reasons for and consequences of changes to certain product lines compared to competitors; (ix) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPFLI-ANN-0212
1.816199.106

Fidelity® Variable Insurance Products:
FundsManager - 20%, 50%, 60%, 70%, 85% Portfolio

Annual Report

December 31, 2011

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
VIP FundsManager® 20% Portfolio	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
VIP FundsManager 50% Portfolio	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
VIP FundsManager 60% Portfolio	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
VIP FundsManager 70% Portfolio	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
VIP FundsManager 85% Portfolio	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

VIP FundsManager 20% Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2011	Past 1 year	Past 5 years	Life of fund A
VIP FundsManager® 20% Portfolio - Investor Class	2.31%	3.36%	3.87%
VIP FundsManager 20% Portfolio - Service Class	2.30%	3.36%	3.87%
VIP FundsManager 20% Portfolio - Service Class 2	2.20%	3.22%	3.73%

A From April 13, 2006.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP FundsManager® 20% Portfolio - Investor Class on April 13, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital® U.S. Aggregate Bond Index performed over the same period.

Annual Report

VIP FundsManager 50% Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2011	Past 1 year	Past 5 years	Life of fund A
VIP FundsManager 50% Portfolio - Investor Class	-0.42%	1.89%	2.91%
VIP FundsManager 50% Portfolio - Service Class	-0.42%	1.89%	2.91%
VIP FundsManager 50% Portfolio - Service Class 2	-0.68%	1.75%	2.75%

A From April 13, 2006.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP FundsManager 50% Portfolio - Investor Class on April 13, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

VIP FundsManager 60% Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2011	Past 1 year	Life of fund A
VIP FundsManager 60% Portfolio - Investor Class	-2.02%	0.83%
VIP FundsManager 60% Portfolio - Service Class	-1.92%	0.85%
VIP FundsManager 60% Portfolio - Service Class 2	-2.08%	0.71%

A From August 22, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP FundsManager 60% Portfolio - Investor Class on August 22, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

VIP FundsManager 70% Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2011	Past 1 year	Past 5 years	Life of fund A
VIP FundsManager 70% Portfolio - Investor Class	-2.90%	0.24%	1.66%
VIP FundsManager 70% Portfolio - Service Class	-2.79%	0.26%	1.68%
VIP FundsManager 70% Portfolio - Service Class 2	-2.94%	0.11%	1.52%

A From April 13, 2006.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP FundsManager 70% Portfolio - Investor Class on April 13, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

VIP FundsManager 85% Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2011	Past 1 year	Past 5 years	Life of fund A
VIP FundsManager 85% Portfolio - Investor Class	-5.29%	-1.02%	0.62%
VIP FundsManager 85% Portfolio - Service Class	-5.30%	-1.05%	0.60%
VIP FundsManager 85% Portfolio - Service Class 2	-5.44%	-1.19%	0.46%

A From April 13, 2006.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP FundsManager 85% Portfolio - Investor Class on April 13, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Extreme market volatility took center stage during the 12 months ending December 31, 2011, stealing the spotlight from signs of progress in the global economy. Early in the year, aggressive monetary stimulus by the U.S. federal government, improving credit-market conditions and solid corporate earnings buoyed most major asset classes. As the period progressed, however, fresh worries about sovereign debt in Europe, inflation in China, gridlock over raising the debt ceiling in the U.S. - along with Standard & Poor's early-August downgrade of the nation's long-term sovereign credit rating - and a dimmed outlook for global growth punctured investor confidence and ignited market instability. Domestic equities, as measured by the broad-based S&P 500® Index, gained 2.11%, easily outpacing the 13.61% decline of MSCI® ACWI® (All Country World Index) ex USA Index, a proxy for foreign stocks. Within the MSCI index, emerging markets declined the most (-18%), with investments here generally held back by a stronger U.S. dollar. The U.K. (-3%) fared better than the rest of Europe (-15%), which was the second-worst-performing index component. Bolstered by periodic flights to quality, U.S. investment-grade bonds posted a 7.84% advance, as reflected by the Barclays Capital® U.S. Aggregate Bond Index, outperforming the 4.37% gain of high-yield securities, as represented by The BofA Merrill LynchSM US High Yield Constrained Index. Hampered by financial woes in Europe, the sovereign debt of major developed markets outside the U.S. rose 4.86%, according to the Citigroup® Non-USD Group-of-Seven (G7) Equal Weighted Index, while the JPMorgan Emerging Markets Bond Index Global (EMBI Global) advanced 8.46%, despite the currency head wind.

Comments from Xuehai En, Portfolio Manager of VIP FundsManager® Portfolios: For the year, all classes of the VIP FundsManager Portfolios underperformed their respective Composite benchmarks. (For specific portfolio results, please refer to the performance section of this report.) Across most of the Portfolios, positive asset allocation was overwhelmed by weak security selection, especially in domestic equities. During the period's second half, investors moved out of growth and cyclical stocks, which hurt many underlying Fidelity sector and industry funds, and flocked to defensive sectors, such as utilities, consumer staples and health care. Stock picks in foreign developed markets also dampened performance, but this negative was partially offset by underweighting the asset class, which posted a double-digit decline. Security selection among investment-grade bonds was another detractor, as Spartan® U.S. Bond Index Fund slightly lagged its index. On the plus side, in addition to the favorable underweighting in foreign developed-markets equities, maintaining equal-weighted to modestly overweighted exposure to U.S. equities, on average, also helped, as this category generated a small positive return during the period. Underweighting cash - except in the 85% Portfolio, which does not have a cash target - and holding out-of-benchmark high-yield bonds provided a further boost to returns. On the downside, the Portfolios' allocation to precious metals - also not in the index - detracted because Select Gold Portfolio significantly underperformed. While the price of gold moved higher during the period, the stocks of many gold-mining companies the fund held were volatile amid the retreat from riskier assets. Lastly, a small allocation to non-index emerging-markets equities via Fidelity® Emerging Markets Fund proved unrewarding, as this asset class performed much worse in U.S. dollar terms than either U.S. or foreign developed-markets equities. Underlying U.S. equity funds that detracted included Fidelity sector and industry funds - Fidelity Select Portfolios® - with higher-risk profiles that tended to be more economically sensitive, as well as those with substantial exposure to the poor-performing financials sector, specifically: Technology Portfolio, Financial Services Portfolio, Banking Portfolio, Energy Service Portfolio, Energy Portfolio, Brokerage and Investment Management Portfolio, Automotive Portfolio and Industrials Portfolio. Among diversified funds, Fidelity Dividend Growth Fund, a large blend fund with an aggressive investment strategy that typically helps performance when the market is rising, detracted because its style was out of favor. As a group, international equity funds hampered results. Reflecting the leadership of income-oriented, defensive sectors during the period, the handful of underlying Select Portfolios that notably contributed to relative performance included: Consumer Staples Portfolio, Pharmaceuticals Portfolio, Medical Delivery Portfolio and Utilities Portfolio.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2011 to December 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value July 1, 2011	Ending Account Value December 31, 2011	Expenses Paid During Period* July 1, 2011 to December 31, 2011
VIP FundsManager 20% Portfolio
Service Class	.20%
Actual		$ 1,000.00	$ 998.60	$ 1.01
Hypothetical A		$ 1,000.00	$ 1,024.20	$ 1.02
Service Class 2.35%
Actual		$ 1,000.00	$ 998.50	$ 1.76
Hypothetical A		$ 1,000.00	$ 1,023.44	$ 1.79
Investor Class	.20%
Actual		$ 1,000.00	$ 999.60	$ 1.01
Hypothetical A		$ 1,000.00	$ 1,024.20	$ 1.02
VIP FundsManager 50% Portfolio
Service Class	.20%
Actual		$ 1,000.00	$ 959.40	$ .99
Hypothetical A		$ 1,000.00	$ 1,024.20	$ 1.02
Service Class 2.35%
Actual		$ 1,000.00	$ 958.70	$ 1.73
Hypothetical A		$ 1,000.00	$ 1,023.44	$ 1.79
Investor Class	.20%
Actual		$ 1,000.00	$ 960.40	$ .99
Hypothetical A		$ 1,000.00	$ 1,024.20	$ 1.02
	Annualized Expense Ratio	Beginning Account Value July 1, 2011	Ending Account Value December 31, 2011	Expenses Paid During Period* July 1, 2011 to December 31, 2011
VIP FundsManager 60% Portfolio
Service Class	.20%
Actual		$ 1,000.00	$ 945.40	$ .98
Hypothetical A		$ 1,000.00	$ 1,024.20	$ 1.02
Service Class 2.35%
Actual		$ 1,000.00	$ 944.70	$ 1.72
Hypothetical A		$ 1,000.00	$ 1,023.44	$ 1.79
Investor Class	.20%
Actual		$ 1,000.00	$ 944.40	$ .98
Hypothetical A		$ 1,000.00	$ 1,024.20	$ 1.02
VIP FundsManager 70% Portfolio
Service Class	.20%
Actual		$ 1,000.00	$ 929.90	$ .97
Hypothetical A		$ 1,000.00	$ 1,024.20	$ 1.02
Service Class 2.35%
Actual		$ 1,000.00	$ 928.40	$ 1.70
Hypothetical A		$ 1,000.00	$ 1,023.44	$ 1.79
Investor Class	.20%
Actual		$ 1,000.00	$ 928.90	$ .97
Hypothetical A		$ 1,000.00	$ 1,024.20	$ 1.02
VIP FundsManager 85% Portfolio
Service Class	.20%
Actual		$ 1,000.00	$ 907.50	$ .96
Hypothetical A		$ 1,000.00	$ 1,024.20	$ 1.02
Service Class 2.35%
Actual		$ 1,000.00	$ 907.00	$ 1.68
Hypothetical A		$ 1,000.00	$ 1,023.44	$ 1.79
Investor Class	.20%
Actual		$ 1,000.00	$ 907.60	$ .96
Hypothetical A		$ 1,000.00	$ 1,024.20	$ 1.02

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Fund invests are not included in each class' annualized expense ratio.

Annual Report

VIP FundsManager 20% Portfolio

Investment Changes (Unaudited)

Fund Holdings as of December 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity 130/30 Large Cap Fund	0.0*	0.0*
Fidelity Air Transportation Portfolio	0.1	0.1
Fidelity Automotive Portfolio	0.1	0.1
Fidelity Banking Portfolio	0.6	0.9
Fidelity Biotechnology Portfolio	0.0*	0.0*
Fidelity Blue Chip Growth Fund	0.0*	0.0*
Fidelity Brokerage & Investment Management Portfolio	0.1	0.1
Fidelity Chemicals Portfolio	0.3	0.3
Fidelity Commodity Strategy Fund	0.0*	0.0*
Fidelity Communications Equipment Portfolio	0.2	0.2
Fidelity Computers Portfolio	0.3	0.3
Fidelity Construction & Housing Portfolio	0.1	0.1
Fidelity Consumer Discretionary Portfolio	0.9	0.9
Fidelity Consumer Finance Portfolio	0.2	0.0
Fidelity Consumer Staples Portfolio	1.6	1.1
Fidelity Contrafund	0.1	0.0*
Fidelity Defense & Aerospace Portfolio	0.0*	0.0*
Fidelity Disciplined Equity Fund	0.0*	0.0*
Fidelity Dividend Growth Fund	0.1	0.5
Fidelity Electronics Portfolio	0.4	0.1
Fidelity Energy Portfolio	1.0	0.8
Fidelity Energy Service Portfolio	0.1	0.9
Fidelity Environmental & Alternative Energy Portfolio	0.0*	0.0*
Fidelity Equity-Income Fund	0.0*	0.0*
Fidelity Equity-Income II Fund	0.0*	0.0*
Fidelity Financial Services Portfolio	0.3	0.1
Fidelity Fund	0.0*	0.0*
Fidelity Global Commodity Stock Fund	0.0*	0.1
Fidelity Gold Portfolio	1.4	0.8
Fidelity Growth Company Fund	0.0*	0.0*
Fidelity Health Care Portfolio	1.1	1.3
Fidelity Independence Fund	0.0*	0.0*
Fidelity Industrial Equipment Portfolio	0.4	0.3
Fidelity Industrials Portfolio	0.9	0.6
Fidelity Insurance Portfolio	0.5	0.7
Fidelity IT Services Portfolio	0.3	0.1
Fidelity Large Cap Stock Fund	0.1	0.1

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Large Cap Value Fund	0.0*	0.0*
Fidelity Leisure Portfolio	0.1	0.1
Fidelity Leveraged Company Stock Fund	0.0*	0.0*
Fidelity Magellan Fund	0.0*	0.0*
Fidelity Materials Portfolio	0.0*	0.0*
Fidelity Medical Delivery Portfolio	0.3	0.4
Fidelity Medical Equipment & Systems Portfolio	0.1	0.1
Fidelity Mega Cap Stock Fund	0.2	0.2
Fidelity Mid-Cap Stock Fund	0.0*	0.0*
Fidelity Multimedia Portfolio	0.2	0.2
Fidelity Natural Resources Portfolio	0.0*	0.0*
Fidelity Pharmaceuticals Portfolio	0.4	0.5
Fidelity Real Estate Investment Portfolio	0.3	0.3
Fidelity Retailing Portfolio	0.2	0.2
Fidelity Small Cap Growth Fund	0.0*	0.0*
Fidelity Small Cap Stock Fund	0.0*	0.0*
Fidelity Small Cap Value Fund	0.0*	0.0*
Fidelity Software & Computer Services Portfolio	1.1	0.4
Fidelity Technology Portfolio	0.6	0.8
Fidelity Telecom and Utilities Fund	0.5	0.6
Fidelity Telecommunications Portfolio	0.5	0.4
Fidelity Transportation Portfolio	0.1	0.1
Fidelity Utilities Portfolio	0.3	0.1
Spartan Extended Market Index Fund Investor Class	0.1	0.1
Spartan Total Market Index Fund Investor Class	0.0*	0.0*
VIP Energy Portfolio Investor Class	0.5	0.0*
VIP Mid Cap Portfolio Investor Class	0.0*	0.0*
	16.7	15.0
International Equity Funds
Fidelity Canada Fund	0.1	0.1
Fidelity Diversified International Fund	0.5	0.2
Fidelity Emerging Asia Fund	0.5	0.6
Fidelity Emerging Markets Fund	0.0*	0.0*
Fidelity International Capital Appreciation Fund	0.0*	0.0*
Fidelity International Discovery Fund	0.4	0.4
Fund Holdings as of December 31, 2011 - continued
	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity International Real Estate Fund	0.0*	0.1
Fidelity International Small Cap Fund	0.1	0.2
Fidelity International Small Cap Opportunities Fund	0.4	0.6
Fidelity International Value Fund	0.4	0.5
Fidelity Japan Fund	0.1	0.1
Fidelity Japan Smaller Companies Fund	0.2	0.1
Fidelity Nordic Fund	0.3	0.5
Fidelity Overseas Fund	0.0*	0.0*
Fidelity Pacific Basin Fund	0.2	0.2
Spartan International Index Fund Investor Class	1.4	1.5
	4.6	5.1
Fixed-Income Funds
Fidelity Floating Rate High Income Fund	2.9	3.4
Fidelity Focused High Income Fund	0.3	0.3
Fidelity High Income Fund	2.1	2.6
Fidelity New Markets Income Fund	0.9	1.0
Fidelity Real Estate Income Fund	0.4	0.5
Spartan U.S. Bond Index Fund Investor Class	50.1	47.7
	56.7	55.5
Money Market Funds
Fidelity Institutional Money Market Portfolio Class I	2.4	2.8
Fidelity Institutional Prime Money Market Portfolio Class I	17.2	18.9
Fidelity Select Money Market Portfolio	2.4	2.7
	22.0	24.4
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
As of December 31, 2011
Domestic Equity Funds	16.7%
International Equity Funds	4.6%
Fixed Income Funds	56.7%
Money Market Funds	22.0%

As of June 30, 2011
Domestic Equity Funds	15.0%
International Equity Funds	5.1%
Fixed Income Funds	55.5%
Money Market Funds	24.4%

Annual Report

VIP FundsManager 20% Portfolio

Investments December 31, 2011

Showing Percentage of Net Assets

Equity Funds - 21.3%
	Shares	Value
Domestic Equity Funds - 16.7%
Fidelity 130/30 Large Cap Fund	2,955	$ 20,565
Fidelity Air Transportation Portfolio	7,451	257,283
Fidelity Automotive Portfolio	7,838	244,228
Fidelity Banking Portfolio	196,896	3,144,429
Fidelity Biotechnology Portfolio	1,155	99,451
Fidelity Blue Chip Growth Fund	501	21,244
Fidelity Brokerage & Investment Management Portfolio	14,091	563,068
Fidelity Chemicals Portfolio	18,201	1,731,803
Fidelity Commodity Strategy Fund	1,164	9,769
Fidelity Communications Equipment Portfolio	44,194	974,913
Fidelity Computers Portfolio (a)	31,701	1,708,393
Fidelity Construction & Housing Portfolio	17,963	643,449
Fidelity Consumer Discretionary Portfolio	200,915	4,633,091
Fidelity Consumer Finance Portfolio	106,296	1,173,504
Fidelity Consumer Staples Portfolio	121,200	8,660,932
Fidelity Contrafund	3,266	220,302
Fidelity Defense & Aerospace Portfolio	1,199	93,512
Fidelity Disciplined Equity Fund	2,072	44,568
Fidelity Dividend Growth Fund	17,849	461,765
Fidelity Electronics Portfolio	46,334	2,048,408
Fidelity Energy Portfolio	108,319	5,344,474
Fidelity Energy Service Portfolio	7,082	460,540
Fidelity Environmental & Alternative Energy Portfolio	10,899	164,253
Fidelity Equity-Income Fund	679	28,043
Fidelity Equity-Income II Fund	693	12,061
Fidelity Financial Services Portfolio	36,585	1,789,388
Fidelity Fund	645	20,106
Fidelity Global Commodity Stock Fund	8,615	120,095
Fidelity Gold Portfolio	176,370	7,448,106
Fidelity Growth Company Fund	1,139	92,098
Fidelity Health Care Portfolio	49,818	6,095,676
Fidelity Independence Fund	310	6,716
Fidelity Industrial Equipment Portfolio	65,471	2,028,276
Fidelity Industrials Portfolio	211,445	4,611,612
Fidelity Insurance Portfolio	63,122	2,800,095
Fidelity IT Services Portfolio	83,432	1,774,590
Fidelity Large Cap Stock Fund	13,392	229,677
Fidelity Large Cap Value Fund	9,978	102,678
Fidelity Leisure Portfolio	3,104	299,141
Fidelity Leveraged Company Stock Fund	195	4,895
Fidelity Magellan Fund	377	23,753
Fidelity Materials Portfolio	788	48,407
Fidelity Medical Delivery Portfolio (a)	31,868	1,745,105

	Shares	Value
Fidelity Medical Equipment & Systems Portfolio	14,326	$ 361,008
Fidelity Mega Cap Stock Fund	86,104	869,647
Fidelity Mid-Cap Stock Fund	2,047	54,577
Fidelity Multimedia Portfolio	22,470	967,351
Fidelity Natural Resources Portfolio	3,159	98,850
Fidelity Pharmaceuticals Portfolio	166,993	2,267,763
Fidelity Real Estate Investment Portfolio	57,339	1,583,700
Fidelity Retailing Portfolio	23,875	1,222,895
Fidelity Small Cap Growth Fund	8,138	121,336
Fidelity Small Cap Stock Fund	3,102	51,315
Fidelity Small Cap Value Fund	13,783	192,686
Fidelity Software & Computer Services Portfolio	76,743	5,954,472
Fidelity Technology Portfolio (a)	36,746	3,177,421
Fidelity Telecom and Utilities Fund	160,673	2,786,075
Fidelity Telecommunications Portfolio	56,968	2,495,754
Fidelity Transportation Portfolio	10,703	528,628
Fidelity Utilities Portfolio	33,487	1,792,556
Spartan Extended Market Index Fund Investor Class	6,246	221,477
Spartan Total Market Index Fund Investor Class	3,385	122,254
VIP Energy Portfolio Investor Class	139,023	2,609,463
VIP Mid Cap Portfolio Investor Class	79	2,303
TOTAL DOMESTIC EQUITY FUNDS		89,485,993
International Equity Funds - 4.6%
Fidelity Canada Fund	10,072	505,000
Fidelity Diversified International Fund	113,521	2,897,059
Fidelity Emerging Asia Fund	104,609	2,634,056
Fidelity Emerging Markets Fund	8,036	164,889
Fidelity International Capital Appreciation Fund	10,502	116,777
Fidelity International Discovery Fund	75,992	2,098,139
Fidelity International Real Estate Fund	31,129	216,348
Fidelity International Small Cap Fund	32,014	560,891
Fidelity International Small Cap Opportunities Fund	228,196	2,110,815
Fidelity International Value Fund	286,424	1,873,214
Fidelity Japan Fund	44,870	412,805
Fidelity Japan Smaller Companies Fund	89,616	766,220
Fidelity Nordic Fund	62,258	1,666,016
Fidelity Overseas Fund	436	11,555
Fidelity Pacific Basin Fund	40,095	859,626
Spartan International Index Fund Investor Class	254,367	7,567,408
TOTAL INTERNATIONAL EQUITY FUNDS		24,460,818
TOTAL EQUITY FUNDS (Cost $109,121,833)		113,946,811
Fixed-Income Funds - 56.7%
	Shares	Value
Fidelity Floating Rate High Income Fund	1,595,963	$ 15,385,086
Fidelity Focused High Income Fund	160,834	1,439,464
Fidelity High Income Fund	1,321,573	11,418,394
Fidelity New Markets Income Fund	309,490	4,899,231
Fidelity Real Estate Income Fund	221,168	2,266,968
Spartan U.S. Bond Index Fund Investor Class	22,727,352	267,728,208
TOTAL FIXED-INCOME FUNDS (Cost $287,978,584)		303,137,351
Money Market Funds - 22.0%

Fidelity Institutional Money Market Portfolio Class I	13,168,911	13,168,911
Fidelity Institutional Prime Money Market Portfolio Class I	91,889,711	91,889,711
Fidelity Select Money Market Portfolio	12,949,286	12,949,286
TOTAL MONEY MARKET FUNDS (Cost $118,007,908)		118,007,908
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $515,108,325)		535,092,070
NET OTHER ASSETS (LIABILITIES) - 0.0%		(87,607)
NET ASSETS - 100%		$ 535,004,463
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP FundsManager 20% Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2011

Assets
Investment in securities, at value (cost $515,108,325) - See accompanying schedule		$ 535,092,070
Receivable for fund shares sold		743,563
Total assets		535,835,633

Liabilities
Payable to custodian bank	$ 10
Payable for investments purchased	743,550
Payable for fund shares redeemed	13
Accrued management fee	87,427
Distribution and service plan fees payable	170
Total liabilities		831,170

Net Assets		$ 535,004,463
Net Assets consist of:
Paid in capital		$ 520,599,703
Accumulated undistributed net realized gain (loss) on investments		(5,578,985)
Net unrealized appreciation (depreciation) on investments		19,983,745
Net Assets		$ 535,004,463

Statement of Assets and Liabilities - continued

December 31, 2011

Service Class: Net Asset Value, offering price and redemption price per share ($64,250 ÷ 6,014 shares)	$ 10.68

Service Class 2: Net Asset Value, offering price and redemption price per share ($1,372,701 ÷ 128,689 shares)	$ 10.67

Investor Class: Net Asset Value, offering price and redemption price per share ($533,567,512 ÷ 49,971,539 shares)	$ 10.68

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP FundsManager 20% Portfolio
Financial Statements - continued

Statement of Operations

	Year ended December 31, 2011

Investment Income
Income distributions from underlying funds		$ 9,538,314

Expenses
Management fee	$ 1,165,068
Distribution and service plan fees	2,609
Independent trustees' compensation	1,633
Total expenses before reductions	1,169,310
Expense reductions	(234,665)	934,645
Net investment income (loss)		8,603,669
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	3,495,385
Capital gain distributions from underlying funds	3,580,682
Total net realized gain (loss)		7,076,067
Change in net unrealized appreciation (depreciation) on underlying funds		(5,837,126)
Net gain (loss)		1,238,941
Net increase (decrease) in net assets resulting from operations		$ 9,842,610

Statement of Changes in Net Assets

	Year ended December 31, 2011	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,603,669	$ 6,065,820
Net realized gain (loss)	7,076,067	2,867,619
Change in net unrealized appreciation (depreciation)	(5,837,126)	15,177,948
Net increase (decrease) in net assets resulting from operations	9,842,610	24,111,387
Distributions to shareholders from net investment income	(8,600,023)	(6,084,767)
Distributions to shareholders from net realized gain	(983,033)	(470,898)
Total distributions	(9,583,056)	(6,555,665)
Share transactions - net increase (decrease)	142,882,053	102,969,202
Total increase (decrease) in net assets	143,141,607	120,524,924

Net Assets
Beginning of period	391,862,856	271,337,932
End of period	$ 535,004,463	$ 391,862,856

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class

Years ended December 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.63	$ 10.07	$ 9.27	$ 10.48	$ 10.34
Income from Investment Operations
Net investment income (loss) C	.20	.19	.21	.34	.45
Net realized and unrealized gain (loss)	.05	.55	.76	(1.21)	.18
Total from investment operations	.25	.74	.97	(.87)	.63
Distributions from net investment income	(.18)	(.17)	(.16)	(.30)	(.29)
Distributions from net realized gain	(.02)	(.01)	(.01)	(.04)	(.20)
Total distributions	(.20)	(.18)	(.17) G	(.34) F	(.49)
Net asset value, end of period	$ 10.68	$ 10.63	$ 10.07	$ 9.27	$ 10.48
Total Return A,B	2.30%	7.36%	10.43%	(8.33)%	6.12%
Ratios to Average Net Assets D,E
Expenses before reductions	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	1.84%	1.84%	2.19%	3.33%	4.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 64	$ 67	$ 61	$ 88	$ 112
Portfolio turnover rate	12%	14%	31%	64%	76%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.34 per share is comprised of distributions from net investment income of $.302 and distributions from net realized gain of $.035 per share.

G Total distributions of $.17 per share is comprised of distributions from net investment income of $.161 and distributions from net realized gain of $.006 per share.

Financial Highlights - Service Class 2

Years ended December 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.62	$ 10.06	$ 9.28	$ 10.48	$ 10.34
Income from Investment Operations
Net investment income (loss) C	.18	.18	.20	.32	.43
Net realized and unrealized gain (loss)	.05	.55	.74	(1.20)	.18
Total from investment operations	.23	.73	.94	(.88)	.61
Distributions from net investment income	(.16)	(.16)	(.16)	(.29)	(.27)
Distributions from net realized gain	(.02)	(.01)	(.01)	(.04)	(.20)
Total distributions	(.18)	(.17)	(.16) G	(.32) F	(.47)
Net asset value, end of period	$ 10.67	$ 10.62	$ 10.06	$ 9.28	$ 10.48
Total Return A,B	2.20%	7.24%	10.14%	(8.40)%	5.96%
Ratios to Average Net Assets D,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	1.69%	1.69%	2.04%	3.18%	4.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,373	$ 569	$ 425	$ 88	$ 112
Portfolio turnover rate	12%	14%	31%	64%	76%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.32 per share is comprised of distributions from net investment income of $.285 and distributions from net realized gain of $.035 per share.

G Total distributions of $.16 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.006 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended December 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.63	$ 10.06	$ 9.27	$ 10.48	$ 10.34
Income from Investment Operations
Net investment income (loss) C	.20	.19	.21	.33	.45
Net realized and unrealized gain (loss)	.05	.56	.75	(1.20)	.18
Total from investment operations	.25	.75	.96	(.87)	.63
Distributions from net investment income	(.18)	(.17)	(.16)	(.30)	(.29)
Distributions from net realized gain	(.02)	(.01)	(.01)	(.04)	(.20)
Total distributions	(.20)	(.18)	(.17) G	(.34) F	(.49)
Net asset value, end of period	$ 10.68	$ 10.63	$ 10.06	$ 9.27	$ 10.48
Total Return A,B	2.31%	7.47%	10.32%	(8.33)%	6.12%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	1.84%	1.84%	2.19%	3.33%	4.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 533,568	$ 391,226	$ 270,852	$ 153,110	$ 115,963
Portfolio turnover rate	12%	14%	31%	64%	76%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.34 per share is comprised of distributions from net investment income of $.302 and distributions from net realized gain of $.035 per share.

G Total distributions of $.17 per share is comprised of distributions from net investment income of $.161 and distributions from net realized gain of $.006 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP FundsManager 50% Portfolio

Investment Changes (Unaudited)

Fund Holdings as of December 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity 130/30 Large Cap Fund	0.0*	0.0*
Fidelity Air Transportation Portfolio	0.1	0.1
Fidelity Automotive Portfolio	0.2	0.4
Fidelity Banking Portfolio	1.0	1.2
Fidelity Biotechnology Portfolio	0.4	0.4
Fidelity Blue Chip Growth Fund	0.3	0.4
Fidelity Brokerage & Investment Management Portfolio	0.3	0.4
Fidelity Chemicals Portfolio	0.4	0.4
Fidelity Commodity Strategy Fund	0.0*	0.0*
Fidelity Communications Equipment Portfolio	0.2	0.2
Fidelity Computers Portfolio	0.9	0.7
Fidelity Construction & Housing Portfolio	0.4	0.4
Fidelity Consumer Discretionary Portfolio	1.3	1.0
Fidelity Consumer Finance Portfolio	0.1	0.0*
Fidelity Consumer Staples Portfolio	3.4	2.9
Fidelity Contrafund	0.1	0.1
Fidelity Defense & Aerospace Portfolio	0.1	0.1
Fidelity Disciplined Equity Fund	0.0*	0.0*
Fidelity Dividend Growth Fund	0.8	1.3
Fidelity Electronics Portfolio	0.5	0.1
Fidelity Energy Portfolio	2.3	2.2
Fidelity Energy Service Portfolio	0.7	1.6
Fidelity Environmental & Alternative Energy Portfolio	0.2	0.2
Fidelity Equity-Income Fund	0.0*	0.0*
Fidelity Equity-Income II Fund	0.0*	0.0*
Fidelity Financial Services Portfolio	1.2	1.2
Fidelity Fund	0.1	0.1
Fidelity Global Commodity Stock Fund	0.1	0.1
Fidelity Gold Portfolio	1.2	1.0
Fidelity Growth Company Fund	0.8	0.8
Fidelity Health Care Portfolio	1.0	0.9
Fidelity Independence Fund	0.0*	0.0*
Fidelity Industrial Equipment Portfolio	0.8	0.9
Fidelity Industrials Portfolio	1.3	1.4
Fidelity Insurance Portfolio	1.4	1.1
Fidelity IT Services Portfolio	0.6	0.3
Fidelity Large Cap Stock Fund	0.2	0.3

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Large Cap Value Fund	0.0*	0.0*
Fidelity Leisure Portfolio	0.4	0.5
Fidelity Leveraged Company Stock Fund	0.0*	0.0*
Fidelity Magellan Fund	0.0*	0.0*
Fidelity Materials Portfolio	0.0*	0.0*
Fidelity Medical Delivery Portfolio	1.0	1.1
Fidelity Medical Equipment & Systems Portfolio	0.1	0.1
Fidelity Mega Cap Stock Fund	0.2	0.3
Fidelity Mid Cap Value Fund	0.0*	0.3
Fidelity Mid-Cap Stock Fund	0.0*	0.0*
Fidelity Multimedia Portfolio	0.4	0.4
Fidelity Nasdaq Composite Index Fund	0.0*	0.0*
Fidelity Natural Resources Portfolio	0.1	0.1
Fidelity Pharmaceuticals Portfolio	1.4	1.4
Fidelity Real Estate Investment Portfolio	0.4	0.4
Fidelity Retailing Portfolio	0.9	0.3
Fidelity Small Cap Growth Fund	0.0*	0.0*
Fidelity Small Cap Stock Fund	0.0*	0.0*
Fidelity Small Cap Value Fund	0.0*	0.0*
Fidelity Software & Computer Services Portfolio	1.0	0.5
Fidelity Technology Portfolio	2.9	3.2
Fidelity Telecom and Utilities Fund	0.8	0.8
Fidelity Telecommunications Portfolio	1.1	0.7
Fidelity Transportation Portfolio	0.3	0.4
Fidelity Utilities Portfolio	1.0	0.6
Spartan 500 Index Fund Investor Class	0.0*	0.0*
Spartan Extended Market Index Fund Investor Class	1.2	1.3
Spartan Total Market Index Fund Investor Class	1.3	1.4
VIP Mid Cap Portfolio Investor Class	0.2	0.3
	37.1	36.3
International Equity Funds
Fidelity Canada Fund	0.5	0.5
Fidelity China Region Fund	0.1	0.1
Fidelity Diversified International Fund	0.6	0.2
Fidelity Emerging Asia Fund	0.7	0.7
Fidelity Emerging Markets Fund	0.3	0.4
Fund Holdings as of December 31, 2011 - continued
	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity International Capital Appreciation Fund	0.4	0.5
Fidelity International Discovery Fund	0.4	0.7
Fidelity International Real Estate Fund	0.1	0.2
Fidelity International Small Cap Fund	0.2	0.3
Fidelity International Small Cap Opportunities Fund	0.8	0.9
Fidelity International Value Fund	0.5	0.7
Fidelity Japan Fund	0.2	0.3
Fidelity Japan Smaller Companies Fund	0.3	0.3
Fidelity Nordic Fund	0.8	1.0
Fidelity Overseas Fund	0.0*	0.0*
Fidelity Pacific Basin Fund	0.8	1.0
Spartan International Index Fund Investor Class	6.2	7.0
	12.9	14.8
Fixed-Income Funds
Fidelity Floating Rate High Income Fund	2.9	2.9
Fidelity Focused High Income Fund	0.4	0.4
Fidelity High Income Fund	2.4	2.6
Fidelity New Markets Income Fund	0.7	0.7
Fidelity Real Estate Income Fund	0.4	0.4
Spartan U.S. Bond Index Fund Investor Class	38.3	35.6
	45.1	42.6
Money Market Funds
Fidelity Institutional Prime Money Market Portfolio Class I	3.6	4.9
Fidelity Select Money Market Portfolio	1.3	1.4
	4.9	6.3
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
As of December 31, 2011
Domestic Equity Funds	37.1%
International Equity Funds	12.9%
Fixed Income Funds	45.1%
Money Market Funds	4.9%

As of June 30, 2011
Domestic Equity Funds	36.3%
International Equity Funds	14.8%
Fixed Income Funds	42.6%
Money Market Funds	6.3%

Annual Report

VIP FundsManager 50% Portfolio

Investments December 31, 2011

Showing Percentage of Net Assets

Equity Funds - 50.0%
	Shares	Value
Domestic Equity Funds - 37.1%
Fidelity 130/30 Large Cap Fund	11,827	$ 82,313
Fidelity Air Transportation Portfolio	28,331	978,274
Fidelity Automotive Portfolio	50,331	1,568,300
Fidelity Banking Portfolio	493,795	7,885,908
Fidelity Biotechnology Portfolio	32,688	2,814,448
Fidelity Blue Chip Growth Fund	59,170	2,510,583
Fidelity Brokerage & Investment Management Portfolio	60,307	2,409,870
Fidelity Chemicals Portfolio	28,825	2,742,706
Fidelity Commodity Strategy Fund	1,164	9,769
Fidelity Communications Equipment Portfolio	57,551	1,269,586
Fidelity Computers Portfolio (a)	121,558	6,550,787
Fidelity Construction & Housing Portfolio	76,554	2,742,165
Fidelity Consumer Discretionary Portfolio	433,297	9,991,840
Fidelity Consumer Finance Portfolio	32,948	363,749
Fidelity Consumer Staples Portfolio	367,055	26,229,721
Fidelity Contrafund	12,504	843,517
Fidelity Defense & Aerospace Portfolio	4,740	369,500
Fidelity Disciplined Equity Fund	12,778	274,863
Fidelity Dividend Growth Fund	246,892	6,387,091
Fidelity Electronics Portfolio	84,009	3,714,028
Fidelity Energy Portfolio	351,842	17,359,896
Fidelity Energy Service Portfolio	77,924	5,067,374
Fidelity Environmental & Alternative Energy Portfolio	88,822	1,338,553
Fidelity Equity-Income Fund	1,507	62,238
Fidelity Equity-Income II Fund	521	9,063
Fidelity Financial Services Portfolio	180,493	8,827,925
Fidelity Fund	16,244	505,987
Fidelity Global Commodity Stock Fund	27,618	384,992
Fidelity Gold Portfolio	225,686	9,530,703
Fidelity Growth Company Fund	70,808	5,727,665
Fidelity Health Care Portfolio	64,075	7,840,236
Fidelity Independence Fund	977	21,154
Fidelity Industrial Equipment Portfolio	205,210	6,357,419
Fidelity Industrials Portfolio	450,706	9,829,890
Fidelity Insurance Portfolio	244,744	10,856,859
Fidelity IT Services Portfolio	211,627	4,501,312
Fidelity Large Cap Stock Fund	90,954	1,559,859
Fidelity Large Cap Value Fund	31,910	328,355
Fidelity Leisure Portfolio	30,979	2,985,716
Fidelity Leveraged Company Stock Fund	766	19,239
Fidelity Magellan Fund	2,843	179,048
Fidelity Materials Portfolio	2,713	166,602
Fidelity Medical Delivery Portfolio (a)	137,017	7,503,075
Fidelity Medical Equipment & Systems Portfolio	22,287	561,632
Fidelity Mega Cap Stock Fund	182,786	1,846,135
Fidelity Mid Cap Value Fund	18,884	286,283
Fidelity Mid-Cap Stock Fund	5,533	147,497

	Shares	Value
Fidelity Multimedia Portfolio	74,085	$ 3,189,368
Fidelity Nasdaq Composite Index Fund	10,253	354,649
Fidelity Natural Resources Portfolio	13,823	432,516
Fidelity Pharmaceuticals Portfolio	794,294	10,786,518
Fidelity Real Estate Investment Portfolio	108,908	3,008,034
Fidelity Retailing Portfolio	129,475	6,631,687
Fidelity Small Cap Growth Fund	3,946	58,838
Fidelity Small Cap Stock Fund	7,639	126,345
Fidelity Small Cap Value Fund	8,498	118,806
Fidelity Software & Computer Services Portfolio	95,485	7,408,696
Fidelity Technology Portfolio (a)	258,141	22,321,481
Fidelity Telecom and Utilities Fund	346,714	6,012,022
Fidelity Telecommunications Portfolio	190,138	8,329,940
Fidelity Transportation Portfolio	51,350	2,536,173
Fidelity Utilities Portfolio	145,639	7,796,067
Spartan 500 Index Fund Investor Class	2,842	126,421
Spartan Extended Market Index Fund Investor Class	251,717	8,925,868
Spartan Total Market Index Fund Investor Class	282,301	10,196,719
VIP Mid Cap Portfolio Investor Class	63,584	1,843,940
TOTAL DOMESTIC EQUITY FUNDS		283,747,813
International Equity Funds - 12.9%
Fidelity Canada Fund	68,180	3,418,554
Fidelity China Region Fund	29,194	738,328
Fidelity Diversified International Fund	191,084	4,876,476
Fidelity Emerging Asia Fund	201,695	5,078,684
Fidelity Emerging Markets Fund	111,555	2,289,110
Fidelity International Capital Appreciation Fund	266,658	2,965,237
Fidelity International Discovery Fund	121,610	3,357,660
Fidelity International Real Estate Fund	136,575	949,195
Fidelity International Small Cap Fund	91,540	1,603,773
Fidelity International Small Cap Opportunities Fund	653,067	6,040,874
Fidelity International Value Fund	618,056	4,042,088
Fidelity Japan Fund	199,316	1,833,712
Fidelity Japan Smaller Companies Fund	288,983	2,470,807
Fidelity Nordic Fund	214,894	5,750,576
Fidelity Overseas Fund	288	7,617
Fidelity Pacific Basin Fund	291,812	6,256,451
Spartan International Index Fund Investor Class	1,598,716	47,561,814
TOTAL INTERNATIONAL EQUITY FUNDS		99,240,956
TOTAL EQUITY FUNDS (Cost $343,642,077)		382,988,769
Fixed-Income Funds - 45.1%
	Shares	Value
Fidelity Floating Rate High Income Fund	2,268,953	$ 21,872,712
Fidelity Focused High Income Fund	356,772	3,193,114
Fidelity High Income Fund	2,137,064	18,464,229
Fidelity New Markets Income Fund	347,496	5,500,862
Fidelity Real Estate Income Fund	324,536	3,326,489
Spartan U.S. Bond Index Fund Investor Class	24,845,615	292,681,345
TOTAL FIXED-INCOME FUNDS (Cost $324,712,624)		345,038,751
Money Market Funds - 4.9%

Fidelity Institutional Prime Money Market Portfolio Class I	27,332,785	27,332,785
Fidelity Select Money Market Portfolio	10,204,502	10,204,502
TOTAL MONEY MARKET FUNDS (Cost $37,537,287)		37,537,287
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $705,891,988)		765,564,807
NET OTHER ASSETS (LIABILITIES) - 0.0%		(128,131)
NET ASSETS - 100%		$ 765,436,676
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP FundsManager 50% Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2011

Assets
Investment in securities, at value (cost $705,891,988) - See accompanying schedule		$ 765,564,807
Cash		3
Receivable for fund shares sold		351,864
Total assets		765,916,674

Liabilities
Payable for investments purchased	$ 348,933
Payable for fund shares redeemed	2,932
Accrued management fee	126,021
Distribution and service plan fees payable	2,112
Total liabilities		479,998

Net Assets		$ 765,436,676
Net Assets consist of:
Paid in capital		$ 780,996,239
Accumulated undistributed net realized gain (loss) on investments		(75,232,382)
Net unrealized appreciation (depreciation) on investments		59,672,819
Net Assets		$ 765,436,676

Statement of Assets and Liabilities - continued

December 31, 2011

Service Class: Net Asset Value, offering price and redemption price per share ($59,415 ÷ 6,076 shares)	$ 9.78

Service Class 2: Net Asset Value, offering price and redemption price per share ($17,799,841 ÷ 1,824,843 shares)	$ 9.75

Investor Class: Net Asset Value, offering price and redemption price per share ($747,577,420 ÷ 76,454,369 shares)	$ 9.78

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended December 31, 2011

Investment Income
Income distributions from underlying funds		$ 14,992,755

Expenses
Management fee	$ 1,834,675
Distribution and service plan fees	19,379
Independent trustees' compensation	2,609
Total expenses before reductions	1,856,663
Expense reductions	(375,384)	1,481,279
Net investment income (loss)		13,511,476
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	5,726,534
Capital gain distributions from underlying funds	6,428,707
Total net realized gain (loss)		12,155,241
Change in net unrealized appreciation (depreciation) on underlying funds		(30,595,195)
Net gain (loss)		(18,439,954)
Net increase (decrease) in net assets resulting from operations		$ (4,928,478)

Statement of Changes in Net Assets

	Year ended December 31, 2011	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,511,476	$ 10,262,548
Net realized gain (loss)	12,155,241	6,631,989
Change in net unrealized appreciation (depreciation)	(30,595,195)	50,222,599
Net increase (decrease) in net assets resulting from operations	(4,928,478)	67,117,136
Distributions to shareholders from net investment income	(13,480,797)	(10,267,333)
Distributions to shareholders from net realized gain	(1,686,437)	(1,192,500)
Total distributions	(15,167,234)	(11,459,833)
Share transactions - net increase (decrease)	112,807,742	96,216,502
Total increase (decrease) in net assets	92,712,030	151,873,805

Net Assets
Beginning of period	672,724,646	520,850,841
End of period	$ 765,436,676	$ 672,724,646

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class

Years ended December 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.02	$ 9.11	$ 7.80	$ 10.51	$ 10.52
Income from Investment Operations
Net investment income (loss) C	.19	.17	.17	.25	.32
Net realized and unrealized gain (loss)	(.23)	.91	1.30	(2.59)	.41
Total from investment operations	(.04)	1.08	1.47	(2.34)	.73
Distributions from net investment income	(.18)	(.16)	(.15)	(.24)	(.24)
Distributions from net realized gain	(.02)	(.02)	(.01)	(.13)	(.50)
Total distributions	(.20)	(.17) G	(.16)	(.37) F	(.74)
Net asset value, end of period	$ 9.78	$ 10.02	$ 9.11	$ 7.80	$ 10.51
Total Return A,B	(.42)%	11.89%	18.82%	(22.48)%	6.99%
Ratios to Average Net Assets D,E
Expenses before reductions	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	1.84%	1.78%	2.07%	2.65%	2.97%
Supplemental Data
Net assets, end of period (000 omitted)	$ 59	$ 62	$ 58	$ 76	$ 115
Portfolio turnover rate	14%	16%	44%	70%	92%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.37 per share is comprised of distributions from net investment income of $.241 and distributions from net realized gain of $.125 per share.

G Total distributions of $.17 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.018 per share.

Financial Highlights - Service Class 2

Years ended December 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.01	$ 9.10	$ 7.79	$ 10.51	$ 10.51
Income from Investment Operations
Net investment income (loss) C	.17	.15	.16	.23	.31
Net realized and unrealized gain (loss)	(.24)	.92	1.30	(2.59)	.41
Total from investment operations	(.07)	1.07	1.46	(2.36)	.72
Distributions from net investment income	(.17)	(.14)	(.14)	(.24)	(.22)
Distributions from net realized gain	(.02)	(.02)	(.01)	(.13)	(.50)
Total distributions	(.19)	(.16)	(.15)	(.36) F	(.72)
Net asset value, end of period	$ 9.75	$ 10.01	$ 9.10	$ 7.79	$ 10.51
Total Return A,B	(.68)%	11.75%	18.76%	(22.63)%	6.93%
Ratios to Average Net Assets D,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	1.69%	1.63%	1.92%	2.50%	2.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,800	$ 1,030	$ 550	$ 236	$ 115
Portfolio turnover rate	14%	16%	44%	70%	92%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.36 per share is comprised of distributions from net investment income of $.235 and distributions from net realized gain of $.125 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended December 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.02	$ 9.11	$ 7.79	$ 10.51	$ 10.52
Income from Investment Operations
Net investment income (loss) C	.19	.17	.17	.25	.32
Net realized and unrealized gain (loss)	(.23)	.91	1.31	(2.60)	.41
Total from investment operations	(.04)	1.08	1.48	(2.35)	.73
Distributions from net investment income	(.18)	(.16)	(.15)	(.24)	(.24)
Distributions from net realized gain	(.02)	(.02)	(.01)	(.13)	(.50)
Total distributions	(.20)	(.17) G	(.16)	(.37) F	(.74)
Net asset value, end of period	$ 9.78	$ 10.02	$ 9.11	$ 7.79	$ 10.51
Total Return A,B	(.42)%	11.89%	18.98%	(22.57)%	6.99%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	1.84%	1.78%	2.07%	2.65%	2.97%
Supplemental Data
Net assets, end of period (000 omitted)	$ 747,577	$ 671,632	$ 520,243	$ 334,788	$ 371,298
Portfolio turnover rate	14%	16%	44%	70%	92%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.37 per share is comprised of distributions from net investment income of $.241 and distributions from net realized gain of $.125 per share.

G Total distributions of $.17 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.018 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP FundsManager 60% Portfolio

Investment Changes (Unaudited)

Fund Holdings as of December 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity 130/30 Large Cap Fund	0.0*	0.0*
Fidelity Air Transportation Portfolio	0.1	0.1
Fidelity Automotive Portfolio	0.2	0.3
Fidelity Banking Portfolio	1.3	1.5
Fidelity Biotechnology Portfolio	0.0*	0.0*
Fidelity Blue Chip Growth Fund	0.1	0.1
Fidelity Brokerage & Investment Management Portfolio	0.1	0.2
Fidelity Chemicals Portfolio	0.9	0.9
Fidelity Commodity Strategy Fund	0.0*	0.0*
Fidelity Communications Equipment Portfolio	0.5	0.6
Fidelity Computers Portfolio	1.2	0.8
Fidelity Construction & Housing Portfolio	0.2	0.3
Fidelity Consumer Discretionary Portfolio	1.9	1.7
Fidelity Consumer Finance Portfolio	0.6	0.1
Fidelity Consumer Staples Portfolio	4.6	3.6
Fidelity Contrafund	0.0*	0.0*
Fidelity Defense & Aerospace Portfolio	0.1	0.1
Fidelity Disciplined Equity Fund	0.0*	0.0*
Fidelity Dividend Growth Fund	0.8	1.7
Fidelity Electronics Portfolio	0.5	0.0*
Fidelity Energy Portfolio	2.8	2.4
Fidelity Energy Service Portfolio	1.1	2.1
Fidelity Environmental & Alternative Energy Portfolio	0.0*	0.1
Fidelity Equity-Income Fund	0.0*	0.0*
Fidelity Equity-Income II Fund	0.0*	0.0*
Fidelity Financial Services Portfolio	1.5	1.3
Fidelity Fund	0.0*	0.0*
Fidelity Global Commodity Stock Fund	0.2	0.3
Fidelity Gold Portfolio	1.6	0.9
Fidelity Growth Company Fund	0.5	0.6
Fidelity Health Care Portfolio	3.0	2.3
Fidelity Independence Fund	0.0*	0.0*
Fidelity Industrial Equipment Portfolio	1.6	1.5
Fidelity Industrials Portfolio	1.7	1.8
Fidelity Insurance Portfolio	1.5	1.9
Fidelity IT Services Portfolio	0.7	0.4
Fidelity Large Cap Stock Fund	0.7	1.4
Fidelity Large Cap Value Fund	0.0*	0.0*

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Leisure Portfolio	0.4	0.5
Fidelity Leveraged Company Stock Fund	0.0*	0.1
Fidelity Magellan Fund	0.0*	0.0*
Fidelity Materials Portfolio	0.2	0.2
Fidelity Medical Delivery Portfolio	0.5	0.6
Fidelity Medical Equipment & Systems Portfolio	0.2	0.3
Fidelity Mega Cap Stock Fund	0.7	0.9
Fidelity Mid Cap Value Fund	0.0*	0.0*
Fidelity Multimedia Portfolio	0.6	0.7
Fidelity Natural Resources Portfolio	0.0*	0.0*
Fidelity Pharmaceuticals Portfolio	1.1	1.3
Fidelity Real Estate Investment Portfolio	0.4	0.2
Fidelity Retailing Portfolio	0.5	0.2
Fidelity Small Cap Growth Fund	0.1	0.1
Fidelity Small Cap Value Fund	0.0*	0.0*
Fidelity Software & Computer Services Portfolio	1.9	0.4
Fidelity Stock Selector All Cap Fund	0.0*	0.0*
Fidelity Technology Portfolio	2.9	3.8
Fidelity Telecom and Utilities Fund	0.6	0.7
Fidelity Telecommunications Portfolio	1.3	1.1
Fidelity Transportation Portfolio	0.4	0.5
Fidelity Utilities Portfolio	1.7	1.1
Fidelity Value Fund	0.0*	0.0*
Spartan 500 Index Fund Investor Class	0.0*	0.0*
Spartan Total Market Index Fund Investor Class	0.6	0.8
VIP Industrials Portfolio Investor Class	0.0*	0.0
VIP Mid Cap Portfolio Investor Class	0.1	0.1
	44.2	42.6
International Equity Funds
Fidelity Canada Fund	0.3	0.5
Fidelity China Region Fund	0.1	0.1
Fidelity Diversified International Fund	1.1	0.3
Fidelity Emerging Asia Fund	0.8	0.8
Fidelity Emerging Markets Fund	0.2	0.4
Fidelity International Capital Appreciation Fund	0.3	0.4
Fidelity International Discovery Fund	5.2	4.4
Fund Holdings as of December 31, 2011 - continued
	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity International Real Estate Fund	0.0*	0.0*
Fidelity International Small Cap Fund	0.3	0.5
Fidelity International Small Cap Opportunities Fund	0.8	1.1
Fidelity International Value Fund	0.7	1.0
Fidelity Japan Fund	0.4	0.6
Fidelity Japan Smaller Companies Fund	0.5	0.4
Fidelity Nordic Fund	1.0	1.5
Fidelity Overseas Fund	0.0*	0.0*
Fidelity Pacific Basin Fund	0.7	1.1
Spartan International Index Fund Investor Class	3.2	4.0
	15.6	17.1
Fixed-Income Funds
Fidelity Floating Rate High Income Fund	2.3	2.5
Fidelity Focused High Income Fund	0.8	1.0
Fidelity High Income Fund	1.8	2.1
Fidelity New Markets Income Fund	0.6	0.5
Fidelity Real Estate Income Fund	0.5	0.6
Spartan U.S. Bond Index Fund Investor Class	32.4	30.3
	38.4	37.0
Money Market Funds
Fidelity Institutional Prime Money Market Portfolio Class I	1.8	3.3
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
As of December 31, 2011
Domestic Equity Funds	44.2%
International Equity Funds	15.6%
Fixed Income Funds	38.4%
Money Market Funds	1.8%

As of June 30, 2011
Domestic Equity Funds	42.6%
International Equity Funds	17.1%
Fixed Income Funds	37.0%
Money Market Funds	3.3%

Annual Report

VIP FundsManager 60% Portfolio

Investments December 31, 2011

Showing Percentage of Net Assets

Equity Funds - 59.8%
	Shares	Value
Domestic Equity Funds - 44.2%
Fidelity 130/30 Large Cap Fund	7,142	$ 49,709
Fidelity Air Transportation Portfolio	131,498	4,540,631
Fidelity Automotive Portfolio	280,024	8,725,558
Fidelity Banking Portfolio	3,257,800	52,027,060
Fidelity Biotechnology Portfolio	12,411	1,068,603
Fidelity Blue Chip Growth Fund	75,538	3,205,087
Fidelity Brokerage & Investment Management Portfolio	114,015	4,556,029
Fidelity Chemicals Portfolio	367,582	34,975,427
Fidelity Commodity Strategy Fund	1,228	10,307
Fidelity Communications Equipment Portfolio	849,846	18,747,601
Fidelity Computers Portfolio (a)	883,347	47,603,587
Fidelity Construction & Housing Portfolio	253,409	9,077,125
Fidelity Consumer Discretionary Portfolio	3,385,638	78,072,820
Fidelity Consumer Finance Portfolio	2,327,070	25,690,848
Fidelity Consumer Staples Portfolio	2,686,295	191,962,658
Fidelity Contrafund	8,989	606,376
Fidelity Defense & Aerospace Portfolio	38,750	3,020,980
Fidelity Disciplined Equity Fund	4,530	97,441
Fidelity Dividend Growth Fund	1,321,934	34,198,427
Fidelity Electronics Portfolio	449,119	19,855,564
Fidelity Energy Portfolio	2,373,458	117,106,442
Fidelity Energy Service Portfolio	706,956	45,973,324
Fidelity Environmental & Alternative Energy Portfolio	89,125	1,343,108
Fidelity Equity-Income Fund	8,706	359,636
Fidelity Equity-Income II Fund	4,958	86,275
Fidelity Financial Services Portfolio	1,284,691	62,834,216
Fidelity Fund	1,846	57,492
Fidelity Global Commodity Stock Fund	655,657	9,139,856
Fidelity Gold Portfolio	1,598,148	67,489,788
Fidelity Growth Company Fund	248,691	20,116,584
Fidelity Health Care Portfolio	1,019,276	124,718,558
Fidelity Independence Fund	2,128	46,072
Fidelity Industrial Equipment Portfolio	2,126,525	65,879,748
Fidelity Industrials Portfolio	3,152,205	68,749,586
Fidelity Insurance Portfolio	1,388,987	61,615,446
Fidelity IT Services Portfolio	1,393,984	29,650,040
Fidelity Large Cap Stock Fund	1,726,719	29,613,233
Fidelity Large Cap Value Fund	28,104	289,192
Fidelity Leisure Portfolio	160,117	15,432,043
Fidelity Leveraged Company Stock Fund	58,041	1,457,404
Fidelity Magellan Fund	2,881	181,427

	Shares	Value
Fidelity Materials Portfolio	109,973	$ 6,753,443
Fidelity Medical Delivery Portfolio (a)	351,513	19,248,873
Fidelity Medical Equipment & Systems Portfolio	352,950	8,894,331
Fidelity Mega Cap Stock Fund	3,039,096	30,694,866
Fidelity Mid Cap Value Fund	5,589	84,728
Fidelity Multimedia Portfolio	565,938	24,363,627
Fidelity Natural Resources Portfolio	32,641	1,021,321
Fidelity Pharmaceuticals Portfolio	3,365,991	45,710,160
Fidelity Real Estate Investment Portfolio	541,069	14,944,327
Fidelity Retailing Portfolio	429,783	22,013,472
Fidelity Small Cap Growth Fund	140,513	2,095,047
Fidelity Small Cap Value Fund	25,096	350,846
Fidelity Software & Computer Services Portfolio	1,031,727	80,051,693
Fidelity Stock Selector All Cap Fund	4,416	107,184
Fidelity Technology Portfolio (a)	1,402,598	121,282,616
Fidelity Telecom and Utilities Fund	1,392,083	24,138,722
Fidelity Telecommunications Portfolio	1,255,946	55,023,014
Fidelity Transportation Portfolio	297,932	14,714,886
Fidelity Utilities Portfolio	1,277,340	68,375,995
Fidelity Value Fund	4,074	258,580
Spartan 500 Index Fund Investor Class	2,243	99,807
Spartan Total Market Index Fund Investor Class	688,605	24,872,398
VIP Industrials Portfolio Investor Class	76,397	1,087,891
VIP Mid Cap Portfolio Investor Class	140,639	4,078,526
TOTAL DOMESTIC EQUITY FUNDS		1,830,497,661
International Equity Funds - 15.6%
Fidelity Canada Fund	278,953	13,986,705
Fidelity China Region Fund	116,067	2,935,344
Fidelity Diversified International Fund	1,741,113	44,433,213
Fidelity Emerging Asia Fund	1,327,233	33,419,719
Fidelity Emerging Markets Fund	482,825	9,907,568
Fidelity International Capital Appreciation Fund	1,024,084	11,387,814
Fidelity International Discovery Fund	7,766,197	214,424,692
Fidelity International Real Estate Fund	162,432	1,128,905
Fidelity International Small Cap Fund	830,325	14,547,292
Fidelity International Small Cap Opportunities Fund	3,389,182	31,349,932
Fidelity International Value Fund	4,353,143	28,469,556
Fidelity Japan Fund	1,842,173	16,947,993
Fidelity Japan Smaller Companies Fund	2,274,883	19,450,249
Fidelity Nordic Fund	1,510,299	40,415,604
Fidelity Overseas Fund	1,178	31,202
Equity Funds - continued
	Shares	Value
International Equity Funds - continued
Fidelity Pacific Basin Fund	1,454,004	$ 31,173,849
Spartan International Index Fund Investor Class	4,471,462	133,025,984
TOTAL INTERNATIONAL EQUITY FUNDS		647,035,621
TOTAL EQUITY FUNDS (Cost $2,366,862,421)		2,477,533,282
Fixed-Income Funds - 38.4%

Fidelity Floating Rate High Income Fund	9,960,388	96,018,143
Fidelity Focused High Income Fund	3,916,525	35,052,903
Fidelity High Income Fund	8,608,539	74,377,779
Fidelity New Markets Income Fund	1,461,049	23,128,407
Fidelity Real Estate Income Fund	2,030,425	20,811,860
Spartan U.S. Bond Index Fund Investor Class	113,872,115	1,341,413,513
TOTAL FIXED-INCOME FUNDS (Cost $1,534,943,365)		1,590,802,605
Money Market Funds - 1.8%

Fidelity Institutional Prime Money Market Portfolio Class I (Cost $72,125,263)	72,125,263	72,125,263
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,973,931,049)		4,140,461,150
NET OTHER ASSETS (LIABILITIES) - 0.0%		(680,956)
NET ASSETS - 100%		$ 4,139,780,194
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP FundsManager 60% Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2011

Assets
Investment in securities, at value (cost $3,973,931,049) - See accompanying schedule		$ 4,140,461,150
Receivable for fund shares sold		3,046,423
Total assets		4,143,507,573

Liabilities
Payable to custodian bank	$ 3
Payable for investments purchased	2,114,852
Payable for fund shares redeemed	931,570
Accrued management fee	675,829
Distribution and service plan fees payable	5,125
Total liabilities		3,727,379

Net Assets		$ 4,139,780,194
Net Assets consist of:
Paid in capital		$ 4,012,734,308
Accumulated undistributed net realized gain (loss) on investments		(39,484,215)
Net unrealized appreciation (depreciation) on investments		166,530,101
Net Assets		$ 4,139,780,194

Statement of Assets and Liabilities - continued

December 31, 2011

Service Class: Net Asset Value, offering price and redemption price per share ($57,631 ÷ 6,049 shares)	$ 9.53

Service Class 2: Net Asset Value, offering price and redemption price per share ($45,494,304 ÷ 4,781,163 shares)	$ 9.52

Investor Class: Net Asset Value, offering price and redemption price per share ($4,094,228,259 ÷ 429,860,333 shares)	$ 9.52

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended December 31, 2011

Investment Income
Income distributions from underlying funds		$ 66,079,790

Expenses
Management fee	$ 8,385,432
Distribution and service plan fees	44,852
Independent trustees' compensation	11,557
Total expenses before reductions	8,441,841
Expense reductions	(1,699,464)	6,742,377
Net investment income (loss)		59,337,413
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	9,108,785
Capital gain distributions from underlying funds	41,472,043
Total net realized gain (loss)		50,580,828
Change in net unrealized appreciation (depreciation) on underlying funds		(197,257,071)
Net gain (loss)		(146,676,243)
Net increase (decrease) in net assets resulting from operations		$ (87,338,830)

Statement of Changes in Net Assets

	Year ended December 31, 2011	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 59,337,413	$ 30,798,284
Net realized gain (loss)	50,580,828	20,810,598
Change in net unrealized appreciation (depreciation)	(197,257,071)	211,909,440
Net increase (decrease) in net assets resulting from operations	(87,338,830)	263,518,322
Distributions to shareholders from net investment income	(59,310,251)	(30,781,925)
Distributions to shareholders from net realized gain	(8,964,775)	(5,386,863)
Total distributions	(68,275,026)	(36,168,788)
Share transactions - net increase (decrease)	1,711,187,747	1,196,958,465
Total increase (decrease) in net assets	1,555,573,891	1,424,307,999

Net Assets
Beginning of period	2,584,206,303	1,159,898,304
End of period	$ 4,139,780,194	$ 2,584,206,303

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class

Years ended December 31,	2011	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.88	$ 8.83	$ 7.32	$ 10.29	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.18	.16	.15	.25	.18
Net realized and unrealized gain (loss)	(.37)	1.03	1.51	(3.01)	.23
Total from investment operations	(.19)	1.19	1.66	(2.76)	.41
Distributions from net investment income	(.14)	(.12)	(.13)	(.13)	(.06)
Distributions from net realized gain	(.02)	(.02)	(.01)	(.08)	(.06)
Total distributions	(.16)	(.14)	(.15) J	(.21) I	(.12)
Net asset value, end of period	$ 9.53	$ 9.88	$ 8.83	$ 7.32	$ 10.29
Total Return B,C,D	(1.92)%	13.49%	22.61%	(26.93)%	4.07%
Ratios to Average Net Assets F,H
Expenses before reductions	.35%	.35%	.35%	.35%	.35% A
Expenses net of fee waivers, if any	.20%	.20%	.20%	.20%	.20% A
Expenses net of all reductions	.20%	.20%	.20%	.20%	.20% A
Net investment income (loss)	1.77%	1.77%	1.89%	2.75%	4.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 58	$ 60	$ 52	$ 65	$ 104
Portfolio turnover rate	9%	10%	38%	74%	60% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 22, 2007 (commencement of operations) to December 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.21 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.080 per share.

J Total distributions of $.15 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.012 per share.

Financial Highlights - Service Class 2

Years ended December 31,	2011	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.88	$ 8.83	$ 7.33	$ 10.29	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.16	.15	.14	.23	.17
Net realized and unrealized gain (loss)	(.37)	1.03	1.50	(2.99)	.23
Total from investment operations	(.21)	1.18	1.64	(2.76)	.40
Distributions from net investment income	(.13)	(.11)	(.12)	(.12)	(.05)
Distributions from net realized gain	(.02)	(.02)	(.01)	(.08)	(.06)
Total distributions	(.15)	(.13)	(.14) J	(.20) I	(.11)
Net asset value, end of period	$ 9.52	$ 9.88	$ 8.83	$ 7.33	$ 10.29
Total Return B,C,D	(2.08)%	13.35%	22.31%	(26.97)%	4.01%
Ratios to Average Net Assets F,H
Expenses before reductions	.50%	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.35%	.35%	.35%	.35%	.35% A
Expenses net of all reductions	.35%	.35%	.35%	.35%	.35% A
Net investment income (loss)	1.62%	1.62%	1.74%	2.59%	4.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 45,494	$ 125	$ 83	$ 76	$ 104
Portfolio turnover rate	9%	10%	38%	74%	60% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 22, 2007 (commencement of operations) to December 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.20 per share is comprised of distributions from net investment income of $.119 and distributions from net realized gain of $.080 per share.

J Total distributions of $.14 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $.012 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended December 31,	2011	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.88	$ 8.82	$ 7.32	$ 10.29	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.17	.16	.15	.23	.17
Net realized and unrealized gain (loss)	(.37)	1.04	1.50	(2.99)	.24
Total from investment operations	(.20)	1.20	1.65	(2.76)	.41
Distributions from net investment income	(.14)	(.12)	(.13)	(.13)	(.06)
Distributions from net realized gain	(.02)	(.02)	(.01)	(.08)	(.06)
Total distributions	(.16)	(.14)	(.15) J	(.21) I	(.12)
Net asset value, end of period	$ 9.52	$ 9.88	$ 8.82	$ 7.32	$ 10.29
Total Return B,C,D	(2.02)%	13.62%	22.48%	(26.93)%	4.07%
Ratios to Average Net Assets F,H
Expenses before reductions	.25%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.20%	.20%	.20%	.20%	.20% A
Expenses net of all reductions	.20%	.20%	.20%	.20%	.20% A
Net investment income (loss)	1.77%	1.77%	1.89%	2.75%	4.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,094,228	$ 2,584,021	$ 1,159,764	$ 593,277	$ 113,806
Portfolio turnover rate	9%	10%	38%	74%	60% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 22, 2007 (commencement of operations) to December 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.21 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.080 per share.

J Total distributions of $.15 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.012 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP FundsManager 70% Portfolio

Investment Changes (Unaudited)

Fund Holdings as of December 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity 130/30 Large Cap Fund	0.0*	0.0*
Fidelity Air Transportation Portfolio	0.2	0.2
Fidelity Automotive Portfolio	0.1	0.2
Fidelity Banking Portfolio	1.1	1.1
Fidelity Biotechnology Portfolio	0.6	0.6
Fidelity Blue Chip Growth Fund	0.4	0.4
Fidelity Brokerage & Investment Management Portfolio	0.4	0.4
Fidelity Chemicals Portfolio	0.7	0.7
Fidelity Commodity Strategy Fund	0.0*	0.0*
Fidelity Communications Equipment Portfolio	0.2	0.2
Fidelity Computers Portfolio	1.4	1.2
Fidelity Construction & Housing Portfolio	0.5	0.5
Fidelity Consumer Discretionary Portfolio	1.3	1.4
Fidelity Consumer Finance Portfolio	0.2	0.0*
Fidelity Consumer Staples Portfolio	5.1	4.2
Fidelity Contrafund	0.0*	0.0*
Fidelity Defense & Aerospace Portfolio	0.1	0.1
Fidelity Dividend Growth Fund	0.5	1.1
Fidelity Electronics Portfolio	0.6	0.2
Fidelity Energy Portfolio	2.9	2.6
Fidelity Energy Service Portfolio	1.2	2.6
Fidelity Environmental & Alternative Energy Portfolio	0.2	0.2
Fidelity Equity-Income Fund	0.2	0.2
Fidelity Equity-Income II Fund	0.0*	0.0*
Fidelity Financial Services Portfolio	1.5	1.8
Fidelity Fund	0.0*	0.0*
Fidelity Global Commodity Stock Fund	0.0*	0.1
Fidelity Gold Portfolio	1.5	0.9
Fidelity Growth Company Fund	0.8	0.9
Fidelity Health Care Portfolio	1.1	1.1
Fidelity Independence Fund	0.0*	0.0*
Fidelity Industrial Equipment Portfolio	0.9	1.0
Fidelity Industrials Portfolio	2.2	2.4
Fidelity Insurance Portfolio	1.5	1.5
Fidelity IT Services Portfolio	0.4	0.3
Fidelity Large Cap Stock Fund	0.1	0.4
Fidelity Large Cap Value Fund	0.0*	0.0*
Fidelity Leisure Portfolio	0.0*	0.0*

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Leveraged Company Stock Fund	0.0*	0.0*
Fidelity Magellan Fund	0.0*	0.0*
Fidelity Materials Portfolio	0.1	0.1
Fidelity Medical Delivery Portfolio	1.3	1.3
Fidelity Medical Equipment & Systems Portfolio	0.2	0.2
Fidelity Mega Cap Stock Fund	0.3	0.3
Fidelity Mid Cap Value Fund	0.0*	0.0*
Fidelity Mid-Cap Stock Fund	0.0*	0.0*
Fidelity Multimedia Portfolio	1.0	1.0
Fidelity Nasdaq Composite Index Fund	0.3	0.3
Fidelity Natural Resources Portfolio	0.0*	0.1
Fidelity Pharmaceuticals Portfolio	1.9	1.8
Fidelity Real Estate Investment Portfolio	0.9	0.9
Fidelity Retailing Portfolio	0.6	0.5
Fidelity Small Cap Growth Fund	0.7	0.7
Fidelity Small Cap Stock Fund	0.0*	0.0*
Fidelity Small Cap Value Fund	0.0*	0.0*
Fidelity Software & Computer Services Portfolio	1.6	0.9
Fidelity Technology Portfolio	3.8	4.1
Fidelity Telecom and Utilities Fund	1.3	1.2
Fidelity Telecommunications Portfolio	1.0	1.1
Fidelity Transportation Portfolio	0.5	0.5
Fidelity Utilities Portfolio	0.9	0.8
Fidelity Value Discovery Fund	0.0*	0.0*
Fidelity Value Fund	0.1	0.1
Spartan 500 Index Fund Investor Class	1.4	1.3
Spartan Extended Market Index Fund Investor Class	2.3	2.4
Spartan Total Market Index Fund Investor Class	2.1	2.0
VIP Mid Cap Portfolio Investor Class	0.6	0.6
	50.8	50.7
International Equity Funds
Fidelity Canada Fund	0.7	0.7
Fidelity China Region Fund	0.2	0.2
Fidelity Diversified International Fund	1.0	1.1
Fidelity Emerging Asia Fund	0.7	0.8
Fidelity Emerging Markets Fund	0.4	0.5
Fund Holdings as of December 31, 2011 - continued
	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity International Capital Appreciation Fund	0.8	0.9
Fidelity International Discovery Fund	2.2	2.0
Fidelity International Real Estate Fund	0.0*	0.0*
Fidelity International Small Cap Fund	0.2	0.3
Fidelity International Small Cap Opportunities Fund	0.4	0.5
Fidelity International Value Fund	0.7	0.8
Fidelity Japan Fund	0.2	0.2
Fidelity Japan Smaller Companies Fund	0.5	0.4
Fidelity Nordic Fund	1.0	1.2
Fidelity Overseas Fund	0.0*	0.0*
Fidelity Pacific Basin Fund	0.9	1.1
Spartan International Index Fund Investor Class	9.3	10.2
	19.2	20.9
Fixed-Income Funds
Fidelity Floating Rate High Income Fund	2.2	2.2
Fidelity Focused High Income Fund	0.9	0.9
Fidelity High Income Fund	2.0	2.1
Fidelity New Markets Income Fund	0.7	0.6
Fidelity Real Estate Income Fund	0.4	0.3
Spartan U.S. Bond Index Fund Investor Class	23.6	20.4
	29.8	26.5
Money Market Funds
Fidelity Institutional Prime Money Market Portfolio Class I	0.2	1.9
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
As of December 31, 2011
Domestic Equity Funds	50.8%
International Equity Funds	19.2%
Fixed Income Funds	29.8%
Money Market Funds	0.2%

As of June 30, 2011
Domestic Equity Funds	50.7%
International Equity Funds	20.9%
Fixed Income Funds	26.5%
Money Market Funds	1.9%

Annual Report

VIP FundsManager 70% Portfolio

Investments December 31, 2011

Showing Percentage of Net Assets

Equity Funds - 70.0%
	Shares	Value
Domestic Equity Funds - 50.8%
Fidelity 130/30 Large Cap Fund	10,705	$ 74,504
Fidelity Air Transportation Portfolio	25,061	865,344
Fidelity Automotive Portfolio	22,086	688,186
Fidelity Banking Portfolio	367,767	5,873,238
Fidelity Biotechnology Portfolio	38,711	3,333,015
Fidelity Blue Chip Growth Fund	49,874	2,116,174
Fidelity Brokerage & Investment Management Portfolio	55,247	2,207,690
Fidelity Chemicals Portfolio	41,537	3,952,282
Fidelity Commodity Strategy Fund	1,164	9,769
Fidelity Communications Equipment Portfolio	52,132	1,150,042
Fidelity Computers Portfolio (a)	145,898	7,862,465
Fidelity Construction & Housing Portfolio	72,380	2,592,656
Fidelity Consumer Discretionary Portfolio	316,741	7,304,051
Fidelity Consumer Finance Portfolio	76,462	844,145
Fidelity Consumer Staples Portfolio	396,818	28,356,626
Fidelity Contrafund	1,026	69,202
Fidelity Defense & Aerospace Portfolio	3,952	308,071
Fidelity Dividend Growth Fund	118,052	3,053,996
Fidelity Electronics Portfolio	78,931	3,489,542
Fidelity Energy Portfolio	324,585	16,015,023
Fidelity Energy Service Portfolio	101,670	6,611,628
Fidelity Environmental & Alternative Energy Portfolio	65,793	991,498
Fidelity Equity-Income Fund	22,503	929,617
Fidelity Equity-Income II Fund	514	8,939
Fidelity Financial Services Portfolio	174,515	8,535,510
Fidelity Fund	5,392	167,974
Fidelity Global Commodity Stock Fund	0	0
Fidelity Gold Portfolio	195,291	8,247,160
Fidelity Growth Company Fund	58,571	4,737,829
Fidelity Health Care Portfolio	50,977	6,237,591
Fidelity Independence Fund	561	12,145
Fidelity Industrial Equipment Portfolio	161,472	5,002,401
Fidelity Industrials Portfolio	560,845	12,232,035
Fidelity Insurance Portfolio	191,747	8,505,892
Fidelity IT Services Portfolio	95,168	2,024,229
Fidelity Large Cap Stock Fund	38,261	656,171
Fidelity Large Cap Value Fund	6,408	65,934
Fidelity Leisure Portfolio	1,421	136,913
Fidelity Leveraged Company Stock Fund	964	24,206
Fidelity Magellan Fund	900	56,670
Fidelity Materials Portfolio	12,473	765,954
Fidelity Medical Delivery Portfolio (a)	131,901	7,222,898
Fidelity Medical Equipment & Systems Portfolio	33,684	848,840
Fidelity Mega Cap Stock Fund	187,568	1,894,439
Fidelity Mid Cap Value Fund	4,413	66,902
Fidelity Mid-Cap Stock Fund	6,318	168,449
Fidelity Multimedia Portfolio	131,177	5,647,161

	Shares	Value
Fidelity Nasdaq Composite Index Fund	44,371	$ 1,534,793
Fidelity Natural Resources Portfolio	7,838	245,249
Fidelity Pharmaceuticals Portfolio	777,512	10,558,607
Fidelity Real Estate Investment Portfolio	181,995	5,026,692
Fidelity Retailing Portfolio	66,421	3,402,102
Fidelity Small Cap Growth Fund	250,220	3,730,781
Fidelity Small Cap Stock Fund	8,026	132,756
Fidelity Small Cap Value Fund	11,337	158,497
Fidelity Software & Computer Services Portfolio	111,438	8,646,478
Fidelity Technology Portfolio (a)	242,657	20,982,536
Fidelity Telecom and Utilities Fund	416,622	7,224,218
Fidelity Telecommunications Portfolio	129,648	5,679,862
Fidelity Transportation Portfolio	54,426	2,688,086
Fidelity Utilities Portfolio	96,811	5,182,306
Fidelity Value Discovery Fund	1,624	22,975
Fidelity Value Fund	8,062	511,712
Spartan 500 Index Fund Investor Class	172,350	7,667,852
Spartan Extended Market Index Fund Investor Class	366,982	13,013,167
Spartan Total Market Index Fund Investor Class	322,692	11,655,623
VIP Mid Cap Portfolio Investor Class	116,936	3,391,152
TOTAL DOMESTIC EQUITY FUNDS		283,420,450
International Equity Funds - 19.2%
Fidelity Canada Fund	73,304	3,675,477
Fidelity China Region Fund	36,769	929,899
Fidelity Diversified International Fund	223,170	5,695,298
Fidelity Emerging Asia Fund	146,377	3,685,779
Fidelity Emerging Markets Fund	123,210	2,528,272
Fidelity International Capital Appreciation Fund	402,686	4,477,870
Fidelity International Discovery Fund	442,765	12,224,735
Fidelity International Real Estate Fund	21,516	149,538
Fidelity International Small Cap Fund	62,203	1,089,800
Fidelity International Small Cap Opportunities Fund	240,030	2,220,273
Fidelity International Value Fund	574,569	3,757,682
Fidelity Japan Fund	130,985	1,205,063
Fidelity Japan Smaller Companies Fund	296,666	2,536,494
Fidelity Nordic Fund	204,792	5,480,246
Fidelity Overseas Fund	855	22,632
Fidelity Pacific Basin Fund	241,276	5,172,963
Spartan International Index Fund Investor Class	1,748,353	52,013,507
TOTAL INTERNATIONAL EQUITY FUNDS		106,865,528
TOTAL EQUITY FUNDS (Cost $347,743,291)		390,285,978
Fixed-Income Funds - 29.8%
	Shares	Value
Fidelity Floating Rate High Income Fund	1,274,202	$ 12,283,304
Fidelity Focused High Income Fund	590,015	5,280,635
Fidelity High Income Fund	1,270,948	10,980,991
Fidelity New Markets Income Fund	231,663	3,667,224
Fidelity Real Estate Income Fund	214,079	2,194,310
Spartan U.S. Bond Index Fund Investor Class	11,193,127	131,855,035
TOTAL FIXED-INCOME FUNDS (Cost $156,240,878)		166,261,499
Money Market Funds - 0.2%

Fidelity Institutional Prime Money Market Portfolio Class I (Cost $1,372,032)	1,372,032	1,372,032
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $505,356,201)		557,919,509
NET OTHER ASSETS (LIABILITIES) - 0.0%		(92,943)
NET ASSETS - 100%		$ 557,826,566
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP FundsManager 70% Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2011

Assets
Investment in securities, at value (cost $505,356,201) - See accompanying schedule		$ 557,919,509
Receivable for fund shares sold		79,462
Total assets		557,998,971

Liabilities
Payable to custodian bank	$ 5
Payable for investments purchased	78,888
Payable for fund shares redeemed	575
Accrued management fee	92,488
Distribution and service plan fees payable	449
Total liabilities		172,405

Net Assets		$ 557,826,566
Net Assets consist of:
Paid in capital		$ 631,435,311
Accumulated undistributed net realized gain (loss) on investments		(126,172,053)
Net unrealized appreciation (depreciation) on investments		52,563,308
Net Assets		$ 557,826,566

Statement of Assets and Liabilities - continued

December 31, 2011

Service Class: Net Asset Value, offering price and redemption price per share ($62,964 ÷ 6,967 shares)	$ 9.04

Service Class 2: Net Asset Value, offering price and redemption price per share ($3,675,238 ÷ 407,514 shares)	$ 9.02

Investor Class: Net Asset Value, offering price and redemption price per share ($554,088,364 ÷ 61,334,200 shares)	$ 9.03

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP FundsManager 70% Portfolio
Financial Statements - continued

Statement of Operations

	Year ended December 31, 2011

Investment Income
Income distributions from underlying funds		$ 10,280,656

Expenses
Management fee	$ 1,425,749
Distribution and service plan fees	8,437
Independent trustees' compensation	2,042
Total expenses before reductions	1,436,228
Expense reductions	(288,907)	1,147,321
Net investment income (loss)		9,133,335
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	4,194,111
Capital gain distributions from underlying funds	5,734,200
Total net realized gain (loss)		9,928,311
Change in net unrealized appreciation (depreciation) on underlying funds		(36,732,765)
Net gain (loss)		(26,804,454)
Net increase (decrease) in net assets resulting from operations		$ (17,671,119)

Statement of Changes in Net Assets

	Year ended December 31, 2011	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,133,335	$ 7,119,509
Net realized gain (loss)	9,928,311	3,973,021
Change in net unrealized appreciation (depreciation)	(36,732,765)	54,824,547
Net increase (decrease) in net assets resulting from operations	(17,671,119)	65,917,077
Distributions to shareholders from net investment income	(9,137,988)	(7,108,246)
Distributions to shareholders from net realized gain	(1,453,223)	(1,063,881)
Total distributions	(10,591,211)	(8,172,127)
Share transactions - net increase (decrease)	46,518,567	34,612,388
Total increase (decrease) in net assets	18,256,237	92,357,338

Net Assets
Beginning of period	539,570,329	447,212,991
End of period	$ 557,826,566	$ 539,570,329

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class

Years ended December 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.48	$ 8.42	$ 6.87	$ 10.65	$ 10.64
Income from Investment Operations
Net investment income (loss) C	.15	.13	.13	.18	.24
Net realized and unrealized gain (loss)	(.41)	1.08	1.55	(3.53)	.58
Total from investment operations	(.26)	1.21	1.68	(3.35)	.82
Distributions from net investment income	(.15)	(.13)	(.12)	(.18)	(.18)
Distributions from net realized gain	(.02)	(.02)	(.01)	(.25)	(.63)
Total distributions	(.18) G	(.15)	(.13)	(.43) F	(.81)
Net asset value, end of period	$ 9.04	$ 9.48	$ 8.42	$ 6.87	$ 10.65
Total Return A,B	(2.79)%	14.32%	24.44%	(32.03)%	7.80%
Ratios to Average Net Assets D,E
Expenses before reductions	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	1.60%	1.49%	1.73%	2.01%	2.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 63	$ 67	$ 68	$ 68	$ 117
Portfolio turnover rate	16%	22%	55%	84%	105%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.43 per share is comprised of distributions from net investment income of $.184 and distributions from net realized gain of $.245 per share.

G Total distributions of $.18 per share is comprised of distributions from net investment income of $.151 and distributions from net realized gain of $.024 per share.

Financial Highlights - Service Class 2

Years ended December 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.46	$ 8.41	$ 6.86	$ 10.65	$ 10.64
Income from Investment Operations
Net investment income (loss) C	.14	.12	.12	.16	.22
Net realized and unrealized gain (loss)	(.42)	1.07	1.55	(3.53)	.59
Total from investment operations	(.28)	1.19	1.67	(3.37)	.81
Distributions from net investment income	(.14)	(.12)	(.11)	(.18)	(.17)
Distributions from net realized gain	(.02)	(.02)	(.01)	(.25)	(.63)
Total distributions	(.16)	(.14)	(.12)	(.42) F	(.80)
Net asset value, end of period	$ 9.02	$ 9.46	$ 8.41	$ 6.86	$ 10.65
Total Return A,B	(2.94)%	14.09%	24.38%	(32.18)%	7.63%
Ratios to Average Net Assets D,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	1.45%	1.34%	1.58%	1.86%	1.99%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,675	$ 2,586	$ 1,464	$ 223	$ 117
Portfolio turnover rate	16%	22%	55%	84%	105%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.42 per share is comprised of distributions from net investment income of $.178 and distributions from net realized gain of $.245 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended December 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.48	$ 8.42	$ 6.87	$ 10.65	$ 10.64
Income from Investment Operations
Net investment income (loss) C	.15	.13	.13	.18	.24
Net realized and unrealized gain (loss)	(.42)	1.08	1.55	(3.53)	.58
Total from investment operations	(.27)	1.21	1.68	(3.35)	.82
Distributions from net investment income	(.15)	(.13)	(.12)	(.18)	(.18)
Distributions from net realized gain	(.02)	(.02)	(.01)	(.25)	(.63)
Total distributions	(.18) G	(.15)	(.13)	(.43) F	(.81)
Net asset value, end of period	$ 9.03	$ 9.48	$ 8.42	$ 6.87	$ 10.65
Total Return A,B	(2.90)%	14.32%	24.44%	(32.03)%	7.80%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	1.60%	1.49%	1.73%	2.01%	2.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 554,088	$ 536,918	$ 445,681	$ 321,938	$ 444,467
Portfolio turnover rate	16%	22%	55%	84%	105%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.43 per share is comprised of distributions from net investment income of $.184 and distributions from net realized gain of $.245 per share.

G Total distributions of $.18 per share is comprised of distributions from net investment income of $.151 and distributions from net realized gain of $.024 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP FundsManager 85% Portfolio

Investment Changes (Unaudited)

Fund Holdings as of December 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity 130/30 Large Cap Fund	0.0*	0.0*
Fidelity Air Transportation Portfolio	0.2	0.3
Fidelity Automotive Portfolio	0.4	0.9
Fidelity Banking Portfolio	2.9	2.7
Fidelity Biotechnology Portfolio	0.1	0.1
Fidelity Blue Chip Growth Fund	0.3	0.3
Fidelity Brokerage & Investment Management Portfolio	0.4	0.4
Fidelity Chemicals Portfolio	1.2	1.4
Fidelity Commodity Strategy Fund	0.0*	0.0*
Fidelity Communications Equipment Portfolio	0.3	0.4
Fidelity Computers Portfolio	1.6	1.6
Fidelity Construction & Housing Portfolio	0.5	0.5
Fidelity Consumer Discretionary Portfolio	2.2	2.2
Fidelity Consumer Finance Portfolio	0.2	0.0
Fidelity Consumer Staples Portfolio	6.8	5.6
Fidelity Contrafund	0.0*	0.0*
Fidelity Defense & Aerospace Portfolio	0.1	0.1
Fidelity Dividend Growth Fund	0.0*	0.0*
Fidelity Electronics Portfolio	0.8	0.3
Fidelity Energy Portfolio	3.7	3.5
Fidelity Energy Service Portfolio	1.3	3.3
Fidelity Environmental & Alternative Energy Portfolio	0.2	0.3
Fidelity Equity-Income Fund	0.0*	0.0*
Fidelity Equity-Income II Fund	0.0*	0.0*
Fidelity Financial Services Portfolio	1.3	1.7
Fidelity Global Commodity Stock Fund	0.6	0.8
Fidelity Gold Portfolio	1.6	1.0
Fidelity Growth Company Fund	0.7	0.8
Fidelity Health Care Portfolio	3.4	3.1
Fidelity Independence Fund	0.0*	0.0*
Fidelity Industrial Equipment Portfolio	1.0	1.1
Fidelity Industrials Portfolio	3.3	3.3
Fidelity Insurance Portfolio	3.4	3.2
Fidelity IT Services Portfolio	1.0	0.8
Fidelity Large Cap Stock Fund	0.1	0.2
Fidelity Large Cap Value Fund	0.0*	0.0*
Fidelity Leisure Portfolio	0.1	0.1

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Leveraged Company Stock Fund	0.0*	0.0*
Fidelity Magellan Fund	0.0*	0.0*
Fidelity Materials Portfolio	0.1	0.2
Fidelity Medical Delivery Portfolio	1.6	1.6
Fidelity Medical Equipment & Systems Portfolio	0.1	0.1
Fidelity Mega Cap Stock Fund	0.2	0.2
Fidelity Mid Cap Value Fund	0.3	0.3
Fidelity Mid-Cap Stock Fund	0.0*	0.0*
Fidelity Multimedia Portfolio	1.3	1.3
Fidelity Nasdaq Composite Index Fund	0.0*	0.0*
Fidelity Natural Resources Portfolio	0.1	0.1
Fidelity Pharmaceuticals Portfolio	2.9	2.7
Fidelity Real Estate Investment Portfolio	0.1	0.3
Fidelity Retailing Portfolio	0.9	0.7
Fidelity Small Cap Growth Fund	0.5	0.5
Fidelity Small Cap Stock Fund	0.0*	0.0*
Fidelity Small Cap Value Fund	0.3	0.7
Fidelity Software & Computer Services Portfolio	1.4	0.3
Fidelity Technology Portfolio	5.8	6.1
Fidelity Telecom and Utilities Fund	2.1	1.8
Fidelity Telecommunications Portfolio	1.4	1.5
Fidelity Transportation Portfolio	0.6	0.7
Fidelity Utilities Portfolio	1.0	0.9
Fidelity Value Discovery Fund	0.0*	0.0*
Spartan 500 Index Fund Investor Class	1.3	1.3
Spartan Extended Market Index Fund Investor Class	0.0*	0.0*
Spartan Total Market Index Fund Investor Class	1.0	1.0
VIP Energy Portfolio Investor Class	0.1	0.0*
VIP Mid Cap Portfolio Investor Class	0.3	0.3
	63.1	62.6
International Equity Funds
Fidelity Canada Fund	0.8	0.9
Fidelity China Region Fund	0.1	0.1
Fidelity Diversified International Fund	0.7	0.8
Fidelity Emerging Asia Fund	1.0	1.1
Fund Holdings as of December 31, 2011 - continued
	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Emerging Markets Fund	0.5	0.6
Fidelity International Capital Appreciation Fund	1.1	1.1
Fidelity International Discovery Fund	1.9	2.8
Fidelity International Real Estate Fund	0.0*	0.0*
Fidelity International Small Cap Fund	0.3	0.3
Fidelity International Small Cap Opportunities Fund	0.5	0.8
Fidelity International Value Fund	1.1	1.3
Fidelity Japan Fund	0.3	0.3
Fidelity Japan Smaller Companies Fund	1.5	1.4
Fidelity Nordic Fund	0.7	1.0
Fidelity Overseas Fund	0.0*	0.0*
Fidelity Pacific Basin Fund	2.2	2.5
Spartan International Index Fund Investor Class	9.4	9.3
	22.1	24.3
Fixed-Income Funds
Fidelity Floating Rate High Income Fund	0.1	0.5
Fidelity Focused High Income Fund	0.4	0.4
Fidelity High Income Fund	2.1	2.7
Fidelity New Markets Income Fund	0.3	0.2
Fidelity Real Estate Income Fund	0.1	0.1
Spartan U.S. Bond Index Fund Investor Class	11.7	9.1
	14.7	13.0
Money Market Funds
Fidelity Institutional Prime Money Market Portfolio Class I	0.1	0.1
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
As of December 31, 2011
Domestic Equity Funds	63.1%
International Equity Funds	22.1%
Fixed Income Funds	14.7%
Money Market Funds	0.1%

As of June 30, 2011
Domestic Equity Funds	62.6%
International Equity Funds	24.3%
Fixed Income Funds	13.0%
Money Market Funds	0.1%

Annual Report

VIP FundsManager 85% Portfolio

Investments December 31, 2011

Showing Percentage of Net Assets

Equity Funds - 85.2%
	Shares	Value
Domestic Equity Funds - 63.1%
Fidelity 130/30 Large Cap Fund	6,357	$ 44,246
Fidelity Air Transportation Portfolio	15,671	541,104
Fidelity Automotive Portfolio	29,289	912,653
Fidelity Banking Portfolio	431,199	6,886,250
Fidelity Biotechnology Portfolio	1,806	155,485
Fidelity Blue Chip Growth Fund	16,281	690,808
Fidelity Brokerage & Investment Management Portfolio	22,180	886,299
Fidelity Chemicals Portfolio	30,641	2,915,519
Fidelity Commodity Strategy Fund	1,164	9,769
Fidelity Communications Equipment Portfolio	33,031	728,674
Fidelity Computers Portfolio (a)	68,673	3,700,797
Fidelity Construction & Housing Portfolio	34,416	1,232,773
Fidelity Consumer Discretionary Portfolio	227,819	5,253,502
Fidelity Consumer Finance Portfolio	47,593	525,429
Fidelity Consumer Staples Portfolio	225,300	16,099,952
Fidelity Contrafund	891	60,138
Fidelity Defense & Aerospace Portfolio	4,367	340,452
Fidelity Dividend Growth Fund	2,810	72,702
Fidelity Electronics Portfolio	40,554	1,792,897
Fidelity Energy Portfolio	177,705	8,767,966
Fidelity Energy Service Portfolio	46,052	2,994,758
Fidelity Environmental & Alternative Energy Portfolio	33,166	499,806
Fidelity Equity-Income Fund	998	41,234
Fidelity Equity-Income II Fund	1,226	21,336
Fidelity Financial Services Portfolio	63,880	3,124,372
Fidelity Global Commodity Stock Fund	92,058	1,283,286
Fidelity Gold Portfolio	86,920	3,670,615
Fidelity Growth Company Fund	20,679	1,672,688
Fidelity Health Care Portfolio	65,577	8,023,962
Fidelity Independence Fund	421	9,118
Fidelity Industrial Equipment Portfolio	72,906	2,258,627
Fidelity Industrials Portfolio	350,943	7,654,062
Fidelity Insurance Portfolio	177,868	7,890,240
Fidelity IT Services Portfolio	106,686	2,269,215
Fidelity Large Cap Stock Fund	18,858	323,413
Fidelity Large Cap Value Fund	9,258	95,264
Fidelity Leisure Portfolio	1,601	154,308
Fidelity Leveraged Company Stock Fund	3,104	77,942
Fidelity Magellan Fund	857	53,948
Fidelity Materials Portfolio	4,887	300,114
Fidelity Medical Delivery Portfolio (a)	68,485	3,750,244
Fidelity Medical Equipment & Systems Portfolio	8,552	215,518
Fidelity Mega Cap Stock Fund	36,528	368,932
Fidelity Mid Cap Value Fund	40,782	618,252
Fidelity Mid-Cap Stock Fund	2,561	68,280

	Shares	Value
Fidelity Multimedia Portfolio	68,425	$ 2,945,684
Fidelity Nasdaq Composite Index Fund	892	30,862
Fidelity Natural Resources Portfolio	8,616	269,602
Fidelity Pharmaceuticals Portfolio	505,789	6,868,614
Fidelity Real Estate Investment Portfolio	8,350	230,628
Fidelity Retailing Portfolio	43,327	2,219,213
Fidelity Small Cap Growth Fund	71,983	1,073,273
Fidelity Small Cap Stock Fund	3,373	55,790
Fidelity Small Cap Value Fund	44,233	618,372
Fidelity Software & Computer Services Portfolio	42,105	3,266,915
Fidelity Technology Portfolio (a)	157,876	13,651,503
Fidelity Telecom and Utilities Fund	280,648	4,866,443
Fidelity Telecommunications Portfolio	74,124	3,247,375
Fidelity Transportation Portfolio	28,798	1,422,323
Fidelity Utilities Portfolio	45,096	2,414,000
Fidelity Value Discovery Fund	589	8,330
Spartan 500 Index Fund Investor Class	70,765	3,148,333
Spartan Extended Market Index Fund Investor Class	190	6,729
Spartan Total Market Index Fund Investor Class	65,085	2,350,856
VIP Energy Portfolio Investor Class	16,688	313,239
VIP Mid Cap Portfolio Investor Class	27,076	785,217
TOTAL DOMESTIC EQUITY FUNDS		148,850,250
International Equity Funds - 22.1%
Fidelity Canada Fund	39,176	1,964,266
Fidelity China Region Fund	5,086	128,622
Fidelity Diversified International Fund	65,808	1,679,427
Fidelity Emerging Asia Fund	95,050	2,393,367
Fidelity Emerging Markets Fund	53,852	1,105,053
Fidelity International Capital Appreciation Fund	223,614	2,486,587
Fidelity International Discovery Fund	166,402	4,594,355
Fidelity International Real Estate Fund	14,529	100,973
Fidelity International Small Cap Fund	36,091	632,307
Fidelity International Small Cap Opportunities Fund	117,547	1,087,313
Fidelity International Value Fund	412,827	2,699,886
Fidelity Japan Fund	83,442	767,669
Fidelity Japan Smaller Companies Fund	412,011	3,522,697
Fidelity Nordic Fund	57,309	1,533,589
Fidelity Overseas Fund	336	8,906
Fidelity Pacific Basin Fund	244,925	5,251,186
Spartan International Index Fund Investor Class	743,482	22,118,590
TOTAL INTERNATIONAL EQUITY FUNDS		52,074,793
TOTAL EQUITY FUNDS (Cost $182,786,102)		200,925,043
Fixed-Income Funds - 14.7%
	Shares	Value
Fidelity Floating Rate High Income Fund	23,365	$ 225,238
Fidelity Focused High Income Fund	105,426	943,563
Fidelity High Income Fund	564,011	4,873,052
Fidelity New Markets Income Fund	47,586	753,281
Fidelity Real Estate Income Fund	27,567	282,564
Spartan U.S. Bond Index Fund Investor Class	2,328,111	27,425,140
TOTAL FIXED-INCOME FUNDS (Cost $32,953,294)		34,502,838
Money Market Funds - 0.1%

Fidelity Institutional Prime Money Market Portfolio Class I (Cost $263,034)	263,034	263,034
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $216,002,430)		235,690,915
NET OTHER ASSETS (LIABILITIES) - 0.0%		(39,007)
NET ASSETS - 100%		$ 235,651,908
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP FundsManager 85% Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2011

Assets
Investment in securities, at value (cost $216,002,430) - See accompanying schedule		$ 235,690,915
Cash		9
Receivable for fund shares sold		273,439
Total assets		235,964,363

Liabilities
Payable for investments purchased	$ 272,876
Payable for fund shares redeemed	564
Accrued management fee	38,574
Distribution and service plan fees payable	441
Total liabilities		312,455

Net Assets		$ 235,651,908
Net Assets consist of:
Paid in capital		$ 273,463,806
Accumulated undistributed net realized gain (loss) on investments		(57,500,383)
Net unrealized appreciation (depreciation) on investments		19,688,485
Net Assets		$ 235,651,908

Statement of Assets and Liabilities - continued

December 31, 2011

Service Class: Net Asset Value, offering price and redemption price per share ($183,016 ÷ 21,351 shares)	$ 8.57

Service Class 2: Net Asset Value, offering price and redemption price per share ($3,574,300 ÷ 418,036 shares)	$ 8.55

Investor Class: Net Asset Value, offering price and redemption price per share ($231,894,592 ÷ 27,038,032 shares)	$ 8.58

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP FundsManager 85% Portfolio
Financial Statements - continued

Statement of Operations

	Year ended December 31, 2011

Investment Income
Income distributions from underlying funds		$ 3,473,614

Expenses
Management fee	$ 606,665
Distribution and service plan fees	8,628
Independent trustees' compensation	869
Total expenses before reductions	616,162
Expense reductions	(124,993)	491,169
Net investment income (loss)		2,982,445
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	4,217,318
Capital gain distributions from underlying funds	2,920,136
Total net realized gain (loss)		7,137,454
Change in net unrealized appreciation (depreciation) on underlying funds		(24,181,458)
Net gain (loss)		(17,044,004)
Net increase (decrease) in net assets resulting from operations		$ (14,061,559)

Statement of Changes in Net Assets

	Year ended December 31, 2011	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,982,445	$ 2,331,238
Net realized gain (loss)	7,137,454	5,356,074
Change in net unrealized appreciation (depreciation)	(24,181,458)	21,545,551
Net increase (decrease) in net assets resulting from operations	(14,061,559)	29,232,863
Distributions to shareholders from net investment income	(2,967,823)	(2,346,549)
Distributions to shareholders from net realized gain	(621,579)	(529,855)
Total distributions	(3,589,402)	(2,876,404)
Share transactions - net increase (decrease)	25,585,800	19,899,359
Total increase (decrease) in net assets	7,934,839	46,255,818

Net Assets
Beginning of period	227,717,069	181,461,251
End of period	$ 235,651,908	$ 227,717,069

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class

Years ended December 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.19	$ 8.02	$ 6.32	$ 10.76	$ 10.72
Income from Investment Operations
Net investment income (loss) C	.11	.10	.11	.13	.17
Net realized and unrealized gain (loss)	(.60)	1.19	1.70	(4.14)	.74
Total from investment operations	(.49)	1.29	1.81	(4.01)	.91
Distributions from net investment income	(.11)	(.10)	(.10)	(.13)	(.13)
Distributions from net realized gain	(.02)	(.02)	(.01)	(.30)	(.74)
Total distributions	(.13)	(.12)	(.11)	(.43) F	(.87)
Net asset value, end of period	$ 8.57	$ 9.19	$ 8.02	$ 6.32	$ 10.76
Total Return A,B	(5.30)%	16.07%	28.56%	(38.14)%	8.52%
Ratios to Average Net Assets D,E
Expenses before reductions	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	1.23%	1.20%	1.53%	1.52%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 183	$ 108	$ 112	$ 62	$ 118
Portfolio turnover rate	26%	38%	66%	92%	104%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.43 per share is comprised of distributions from net investment income of $.126 and distributions from net realized gain of $.300 per share.

Financial Highlights - Service Class 2

Years ended December 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.17	$ 8.00	$ 6.32	$ 10.76	$ 10.72
Income from Investment Operations
Net investment income (loss) C	.10	.09	.10	.11	.15
Net realized and unrealized gain (loss)	(.60)	1.19	1.68	(4.13)	.74
Total from investment operations	(.50)	1.28	1.78	(4.02)	.89
Distributions from net investment income	(.10)	(.09)	(.09)	(.12)	(.11)
Distributions from net realized gain	(.02)	(.02)	(.01)	(.30)	(.74)
Total distributions	(.12)	(.11)	(.10)	(.42) F	(.85)
Net asset value, end of period	$ 8.55	$ 9.17	$ 8.00	$ 6.32	$ 10.76
Total Return A,B	(5.44)%	16.00%	28.17%	(38.19)%	8.36%
Ratios to Average Net Assets D,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	1.08%	1.05%	1.38%	1.37%	1.33%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,574	$ 2,384	$ 886	$ 254	$ 118
Portfolio turnover rate	26%	38%	66%	92%	104%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.42 per share is comprised of distributions from net investment income of $.121 and distributions from net realized gain of $.300 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended December 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.20	$ 8.02	$ 6.32	$ 10.77	$ 10.72
Income from Investment Operations
Net investment income (loss) C	.11	.10	.11	.13	.17
Net realized and unrealized gain (loss)	(.60)	1.20	1.70	(4.15)	.75
Total from investment operations	(.49)	1.30	1.81	(4.02)	.92
Distributions from net investment income	(.11)	(.10)	(.10)	(.13)	(.13)
Distributions from net realized gain	(.02)	(.02)	(.01)	(.30)	(.74)
Total distributions	(.13)	(.12)	(.11)	(.43) F	(.87)
Net asset value, end of period	$ 8.58	$ 9.20	$ 8.02	$ 6.32	$ 10.77
Total Return A,B	(5.29)%	16.20%	28.56%	(38.20)%	8.63%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	1.23%	1.20%	1.53%	1.52%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 231,895	$ 225,225	$ 180,463	$ 120,650	$ 176,456
Portfolio turnover rate	26%	38%	66%	92%	104%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.43 per share is comprised of distributions from net investment income of $.126 and distributions from net realized gain of $.300 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2011

1. Organization.

VIP FundsManager 20% Portfolio, VIP FundsManager 50% Portfolio, VIP FundsManager 60% Portfolio, VIP FundsManager 70% Portfolio, and VIP FundsManager 85% Portfolio(the Funds) are funds of Variable Insurance Products Fund V. Variable Insurance Products Fund V (the Trust) (referred to in this report as Fidelity Variable Insurance Products) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, fixed income, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each Fund offers three classes of shares: Investor Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. As of December 31, 2011, each Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
VIP FundsManager 20% Portfolio	$ 515,522,952	$ 26,885,599	$ (7,316,481)	$ 19,569,118
VIP FundsManager 50% Portfolio	706,734,525	77,651,608	(18,821,326)	58,830,282
VIP FundsManager 60% Portfolio	3,976,200,967	307,940,973	(143,680,790)	164,260,183
VIP FundsManager 70% Portfolio	505,894,630	70,571,026	(18,546,147)	52,024,879
VIP FundsManager 85% Portfolio	216,282,652	31,404,091	(11,995,828)	19,408,263

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Capital loss carryforward	Net unrealized appreciation (depreciation)
VIP FundsManager 20% Portfolio	$ (5,139,798)	$ 19,569,118
VIP FundsManager 50% Portfolio	(74,389,846)	58,830,282
VIP FundsManager 60% Portfolio	(37,214,297)	164,260,183
VIP FundsManager 70% Portfolio	(125,633,624)	52,024,879
VIP FundsManager 85% Portfolio	(57,220,161)	19,408,263

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

	Fiscal year of expiration		Total with expiration
	2016	2017
VIP FundsManager 20% Portfolio	$ (100,811)	$ (5,038,987)	$ (5,139,798)
VIP FundsManager 50% Portfolio	(16,594,975)	(57,794,871)	(74,389,846)
VIP FundsManager 60% Portfolio	(-)	(37,214,297)	(37,214,297)
VIP FundsManager 70% Portfolio	(43,028,530)	(82,605,094)	(125,633,624)
VIP FundsManager 85% Portfolio	(12,672,252)	(44,547,909)	(57,220,161)
Total capital loss carryfoward
VIP FundsManager 20% Portfolio	$ (5,139,798)
VIP FundsManager 50% Portfolio	(74,389,846)
VIP FundsManager 60% Portfolio	(37,214,297)
VIP FundsManager 70% Portfolio	(125,633,624)
VIP FundsManager 85% Portfolio	(57,220,161)

The tax character of distributions paid was as follows:

December 31, 2011	Ordinary Income
VIP FundsManager 20% Portfolio	$ 9,583,056
VIP FundsManager 50% Portfolio	15,167,234
VIP FundsManager 60% Portfolio	68,275,026
VIP FundsManager 70% Portfolio	10,591,211
VIP FundsManager 85% Portfolio	3,589,402
December 31, 2010	Ordinary Income
VIP FundsManager 20% Portfolio	$ 6,555,665
VIP FundsManager 50% Portfolio	11,459,833
VIP FundsManager 60% Portfolio	36,168,788
VIP FundsManager 70% Portfolio	8,172,127
VIP FundsManager 85% Portfolio	2,876,404

Annual Report

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
VIP FundsManager 20% Portfolio	202,707,066	57,200,960
VIP FundsManager 50% Portfolio	221,055,891	103,457,219
VIP FundsManager 60% Portfolio	2,064,126,869	320,137,677
VIP FundsManager 70% Portfolio	144,910,975	94,111,766
VIP FundsManager 85% Portfolio	92,086,838	64,186,143

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the funds with investment management related services. For these services each fund pays a monthly management fee to Strategic Advisers. The management fee is based on an annual rate of ..25% of each fund's average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by the fund to the independent Trustees.

Strategic Advisers has contractually agreed to waive 0.05% of its management fee, thereby limiting each fund's management fee to an annual rate of 0.20% of average net assets, until April 30, 2012.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the distribution and service fees, the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were reallowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

	Service Class	Service Class 2	Total
VIP FundsManager 20% Portfolio	$ 66	$ 2,543	$ 2,609
VIP FundsManager 50% Portfolio	61	19,318	19,379
VIP FundsManager 60% Portfolio	60	44,792	44,852
VIP FundsManager 70% Portfolio	66	8,371	8,437
VIP FundsManager 85% Portfolio	126	8,502	8,628

5. Expense Reductions.

Strategic Advisers contractually agreed to limit each funds' management fee to an annual rate of 0.20% of each funds' average net assets until April 30, 2012. For the period, each fund's management fees were reduced by the following amounts:

Management Fee Waiver
VIP FundsManager 20% Portfolio	$ 233,570
VIP FundsManager 50% Portfolio	367,502
VIP FundsManager 60% Portfolio	1,681,247
VIP FundsManager 70% Portfolio	285,488
VIP FundsManager 85% Portfolio	121,461

Annual Report

Notes to Financial Statements - continued

5. Expense Reductions - continued

In addition, FMR has contractually agreed to reimburse 0.10% of class-level expenses for each fund's Service class and Service Class 2. During the period, this reimbursement reduced each fund's Service class and Service class 2's expenses by the following amounts:

Reimbursement
VIP FundsManager 20% Portfolio
Service Class	$ 66
Service Class 2	1,022
VIP FundsManager 50% Portfolio
Service Class	61
Service Class 2	7,821
VIP FundsManager 60% Portfolio
Service Class	60
Service Class 2	18,157
VIP FundsManager 70% Portfolio
Service Class	66
Service Class 2	3,353
VIP FundsManager 85% Portfolio
Service Class	126
Service Class 2	3,406

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's management fee. During the period, these credits reduced management fee by the following amounts:

VIP FundsManager 20% Portfolio	$ 7

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2011	2010
VIP FundsManager 20% Portfolio
From net investment income
Service Class	$ 1,034	$ 1,048
Service Class 2	20,621	8,152
Investor Class	8,578,368	6,075,567
Total	$ 8,600,023	$ 6,084,767
From net realized gain
Service Class	$ 118	$ 81
Service Class 2	2,530	684
Investor Class	980,385	470,133
Total	$ 983,033	$ 470,898
VIP FundsManager 50% Portfolio
From net investment income
Service Class	$ 1,048	$ 939
Service Class 2	303,133	14,288
Investor Class	13,176,616	10,252,106
Total	$ 13,480,797	$ 10,267,333
From net realized gain
Service Class	$ 131	$ 109
Service Class 2	39,229	1,824
Investor Class	1,647,077	1,190,567
Total	$ 1,686,437	$ 1,192,500

Annual Report

6. Distributions to Shareholders - continued

Years ended December 31,	2011	2010
VIP FundsManager 60% Portfolio
From net investment income
Service Class	$ 827	$ 721
Service Class 2	621,101	1,352
Investor Class	58,688,323	30,779,852
Total	$ 59,310,251	$ 30,781,925
From net realized gain
Service Class	$ 125	$ 126
Service Class 2	98,069	263
Investor Class	8,866,581	5,386,474
Total	$ 8,964,775	$ 5,386,863
VIP FundsManager 70% Portfolio
From net investment income
Service Class	$ 1,032	$ 879
Service Class 2	55,238	31,248
Investor Class	9,081,718	7,076,119
Total	$ 9,137,988	$ 7,108,246
From net realized gain
Service Class	$ 164	$ 131
Service Class 2	9,607	5,118
Investor Class	1,443,452	1,058,632
Total	$ 1,453,223	$ 1,063,881
VIP FundsManager 85% Portfolio
From net investment income
Service Class	$ 2,313	$ 1,117
Service Class 2	40,380	22,357
Investor Class	2,925,130	2,323,075
Total	$ 2,967,823	$ 2,346,549
From net realized gain
Service Class	$ 484	$ 265
Service Class 2	9,477	4,938
Investor Class	611,618	524,652
Total	$ 621,579	$ 529,855
7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2011	2010	2011	2010
VIP FundsManager 20% Portfolio
Service Class
Shares sold	239	659	$ 2,551	$ 6,790
Reinvestment of distributions	108	106	1,152	1,129
Shares redeemed	(678)	(511)	(7,360)	(5,283)
Net increase (decrease)	(331)	254	$ (3,657)	$ 2,636
Service Class 2
Shares sold	118,036	41,662	$ 1,269,205	$ 429,404
Reinvestment of distributions	2,172	834	23,152	8,836
Shares redeemed	(45,102)	(31,113)	(490,275)	(317,711)
Net increase (decrease)	75,106	11,383	$ 802,082	$ 120,529
Investor Class
Shares sold	14,732,018	11,323,659	$ 159,190,758	$ 117,452,842
Reinvestment of distributions	895,853	616,937	9,558,752	6,545,700
Shares redeemed	(2,471,225)	(2,038,861)	(26,665,882)	(21,152,505)
Net increase (decrease)	13,156,646	9,901,735	$ 142,083,628	$ 102,846,037

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended December 31,	2011	2010	2011	2010
VIP FundsManager 50% Portfolio
Service Class
Shares sold	230	5,522	$ 2,318	$ 51,566
Reinvestment of distributions	121	105	1,179	1,048
Shares redeemed	(439)	(5,815)	(4,526)	(55,467)
Net increase (decrease)	(88)	(188)	$ (1,029)	$ (2,853)
Service Class 2
Shares sold	1,763,410	75,310	$ 17,762,571	$ 705,935
Reinvestment of distributions	35,114	1,613	342,362	16,112
Shares redeemed	(76,657)	(34,407)	(775,033)	(330,903)
Net increase (decrease)	1,721,867	42,516	$ 17,329,900	$ 391,144
Investor Class
Shares sold	12,811,963	13,058,689	$ 130,073,867	$ 124,486,934
Reinvestment of distributions	1,517,266	1,143,124	14,823,693	11,442,673
Shares redeemed	(4,888,743)	(4,274,874)	(49,418,689)	(40,101,396)
Net increase (decrease)	9,440,486	9,926,939	$ 95,478,871	$ 95,828,211
VIP FundsManager 60% Portfolio
Service Class
Shares sold	350	248	$ 3,458	$ 2,278
Reinvestment of distributions	100	86	952	847
Shares redeemed	(497)	(90)	(5,030)	(820)
Net increase (decrease)	(47)	244	$ (620)	$ 2,305
Service Class 2
Shares sold	5,325,793	6,329	$ 52,623,723	$ 58,369
Reinvestment of distributions	75,622	164	719,169	1,615
Shares redeemed	(632,946)	(3,203)	(6,346,164)	(30,616)
Net increase (decrease)	4,768,469	3,290	$ 46,996,728	$ 29,368
Investor Class
Shares sold	169,404,721	132,846,745	$ 1,676,865,563	$ 1,219,167,948
Reinvestment of distributions	7,096,103	3,664,268	67,554,905	36,166,326
Shares redeemed	(8,133,825)	(6,444,533)	(80,228,829)	(58,407,482)
Net increase (decrease)	168,366,999	130,066,480	$ 1,664,191,639	$ 1,196,926,792
VIP FundsManager 70% Portfolio
Service Class
Shares sold	229	105	$ 2,168	$ 916
Reinvestment of distributions	132	107	1,196	1,010
Shares redeemed	(419)	(1,257)	(4,115)	(10,260)
Net increase (decrease)	(58)	(1,045)	$ (751)	$ (8,334)
Service Class 2
Shares sold	156,009	117,792	$ 1,477,158	$ 1,007,136
Reinvestment of distributions	7,189	3,844	64,845	36,366
Shares redeemed	(28,881)	(22,656)	(274,432)	(200,352)
Net increase (decrease)	134,317	98,980	$ 1,267,571	$ 843,150
Investor Class
Shares sold	8,466,254	8,149,816	$ 81,472,928	$ 71,824,236
Reinvestment of distributions	1,165,578	859,002	10,525,170	8,134,751
Shares redeemed	(4,940,159)	(5,325,112)	(46,746,351)	(46,181,415)
Net increase (decrease)	4,691,673	3,683,706	$ 45,251,747	$ 33,777,572
VIP FundsManager 85% Portfolio
Service Class
Shares sold	10,241	1,159	$ 90,783	$ 9,612
Reinvestment of distributions	326	152	2,796	1,382
Shares redeemed	(999)	(3,505)	(9,246)	(28,420)
Net increase (decrease)	9,568	(2,194)	$ 84,333	$ (17,426)

Annual Report

7. Share Transactions - continued

	Shares		Dollars
Years ended December 31,	2011	2010	2011	2010
Service Class 2
Shares sold	197,332	201,721	$ 1,805,431	$ 1,678,857
Reinvestment of distributions	5,831	2,991	49,857	27,295
Shares redeemed	(45,063)	(55,498)	(404,136)	(443,818)
Net increase (decrease)	158,100	149,214	$ 1,451,152	$ 1,262,334
Investor Class
Shares sold	5,516,563	6,173,674	$ 51,100,108	$ 52,921,384
Reinvestment of distributions	412,208	312,144	3,536,749	2,847,727
Shares redeemed	(3,374,672)	(4,493,396)	(30,586,542)	(37,114,660)
Net increase (decrease)	2,554,099	1,992,422	$ 24,050,315	$ 18,654,451

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following VIP FundsManager Portfolios were each the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	VIP FundsManager 60% Portfolio
Fidelity Consumer Discretionary Portfolio	35%
Fidelity Insurance Portfolio	24%
Fidelity Industrial Equipment Portfolio	23%
Fidelity International Value Fund	19%
Fidelity Financial Services Portfolio	19%
Fidelity Consumer Finance Portfolio	18%
Fidelity Multimedia Portfolio	17%
Fidelity Telecommunications Portfolio	16%
Fidelity Industrials Portfolio	15%
Fidelity Banking Portfolio	14%
Fidelity Nordic Fund	13%
Fidelity IT Services Portfolio	12%
Fidelity Consumer Staples Portfolio	11%
Fidelity Utilities Portfolio	11%
Spartan U.S. Bond Index Fund	10%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Consumer Discretionary Portfolio	47%
Fidelity Insurance Portfolio	36%
Fidelity Industrial Equipment Portfolio	29%
Fidelity International Value Fund	27%
Fidelity Financial Services Portfolio	25%
Fidelity Multimedia Portfolio	25%
Fidelity Industrials Portfolio	22%
Fidelity Telecommunications Portfolio	22%
Fidelity Banking Portfolio	21%

Annual Report

Notes to Financial Statements - continued

8. Other - continued

In addition, at the end of the period, FMR or its affiliates were the owners of record of more than 10% of the outstanding shares of the following funds:

Affiliated %
VIP FundsManager 20% Portfolio	99%
VIP FundsManager 50% Portfolio	98%
VIP FundsManager 60% Portfolio	32%
VIP FundsManager 70% Portfolio	99%
VIP FundsManager 85% Portfolio	98%

In addition, at the end of the period, one otherwise unaffiliated shareholder was the owner of record of more than 67% of the outstanding shares of VIP FundsManager 60% Portfolio.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products Fund V and the Shareholders of VIP FundsManager 20% Portfolio, VIP FundsManager 50% Portfolio, VIP FundsManager 60% Portfolio, VIP FundsManager 70% Portfolio and VIP FundsManager 85% Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial positions of VIP FundsManager 20% Portfolio, VIP FundsManager 50% Portfolio, VIP FundsManager 60% Portfolio, VIP FundsManager 70% Portfolio and VIP FundsManager 85% Portfolio (funds of Variable Insurance Products Fund V) at December 31, 2011, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the transfer agent, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts
February 21, 2012

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. If the interests of a fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers and the Trustees would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for James C. Curvey, each of the Trustees oversees 203 funds advised by FMR or an affiliate. Mr. Curvey oversees 429 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with Strategic Advisers.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (69)

Year of Election or Appointment: 2007

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (64)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), and AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (57)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2007

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Derek L. Young (47)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young also serves as President and a Director of Strategic Advisers, Inc. (2011-present), President of the Global Asset Allocation Group (2011-present), and as Vice Chairman of Pyramis Global Advisers, LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of the Global Asset Allocation Group (2009-2011) and as a portfolio manager.

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (50)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Joseph F. Zambello (54)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II (2011-present), Deputy Treasurer of other Fidelity funds (2008-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividends-received deduction for corporate shareholders:

Fund	December, 2011
VIP Funds Manager 20%
Service Class	6%
Service Class 2	7%
Investor Class	6%
VIP Funds Manager 50%
Service Class	14%
Service Class 2	14%
Investor Class	14%
VIP Funds Manager 60%
Service Class	19%
Service Class 2	19%
Investor Class	19%
VIP Funds Manager 70%
Service Class	21%
Service Class 2	23%
Investor Class	21%
VIP Funds Manager 85%
Service Class	31%
Service Class 2	34%
Investor Class	31%

A percentage of the dividends distributed during the fiscal year for the following funds was derived from interest on U.S. Government securities which is generally exempt from state income tax:

VIP Funds Manager 20%
Service Class	12.17%
Service Class 2	12.17%
Investor Class	12.17%
VIP Funds Manager 50%
Service Class	8.81%
Service Class 2	8.81%
Investor Class	8.81%
VIP Funds Manager 60%
Service Class	6.86%
Service Class 2	6.86%
Investor Class	6.86%
VIP Funds Manager 70%
Service Class	5.32%
Service Class 2	5.32%
Investor Class	5.32%
VIP Funds Manager 85%
Service Class	2.55%
Service Class 2	2.55%
Investor Class	2.55%

Annual Report

Distributions (Unaudited) - continued

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

VIP Funds Manager 20%	Pay Date	Income	Taxes
Service Class	12/29/2011	$0.012	$0.001
Service Class 2	12/29/2011	$0.011	$0.001
Investor Class	12/29/2011	$0.012	$0.001
VIP Funds Manager 50%
Service Class	12/29/2011	$0.022	$0.003
Service Class 2	12/29/2011	$0.022	$0.003
Investor Class	12/29/2011	$0.022	$0.003
VIP Funds Manager 60%
Service Class	12/29/2011	$0.019	$0.003
Service Class 2	12/29/2011	$0.018	$0.003
Investor Class	12/29/2011	$0.019	$0.003
VIP Funds Manager 70%
Service Class	12/29/2011	$0.028	$0.004
Service Class 2	12/29/2011	$0.026	$0.004
Investor Class	12/29/2011	$0.028	$0.004
VIP Funds Manager 85%
Service Class	12/29/2011	$0.027	$0.004
Service Class 2	12/29/2011	$0.024	$0.004
Investor Class	12/29/2011	$0.027	$0.004

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

VIP FundsManager Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and administration agreement (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Nominating and Governance, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, Inc. (Strategic Advisers), and the administrator, FMR, including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Strategic Advisers' investment staff, including its size, education, experience, and resources, as well as Strategic Advisers' and FMR's approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Strategic Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR and its affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of FMR's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance for each class, as well as each fund's relative investment performance for each class measured over multiple periods against a proprietary custom index. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare any of the funds' performance. Because each fund had been in existence less than five calendar years, for each fund the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2010, the cumulative total returns of Investor Class and Service Class 2 of the fund and the cumulative total returns of a proprietary custom index ("benchmark"). The returns of Investor Class and Service Class 2 show the performance of the highest and lowest performing classes, respectively (based on three-year performance). For each fund, the proprietary custom index is an index developed by FMR that represents the performance of the fund's asset classes according to their respective weightings.

VIP FundsManager 20%

The Board noted that the investment performance of Investor Class of the fund compared favorably to its benchmark for the one-year period, although the fund's three-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Annual Report

VIP FundsManager 50%

The Board noted that the investment performance of Investor Class of the fund compared favorably to its benchmark for the one-year period, although the fund's three-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

VIP FundsManager 60%

The Board noted that the investment performance of Investor Class of the fund compared favorably to its benchmark for the one-year period, although the fund's three-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

VIP FundsManager 70%

The Board noted that the investment performance of Investor Class of the fund compared favorably to its benchmark for the one-year period, although the fund's three-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

VIP FundsManager 85%

The Board noted that the investment performance of Investor Class of the fund compared favorably to its benchmark for the one-year period, although the fund's three-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes, and also considered that each fund bears indirectly the expenses of the underlying funds in which it invests. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 77% would mean that 23% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, each fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR (under the administration agreement) for non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's all-inclusive fee. In this regard, the Board realized that net management fees can vary from year to year because of differences in non-management expenses, and that non-management expenses may exceed the fund's all-inclusive fee and result in a negative net management fee.

VIP FundsManager 20%

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

VIP FundsManager 50%

VIP FundsManager 60%

Annual Report

VIP FundsManager 70%

VIP FundsManager 85%

The Board noted that each fund's hypothetical net management fee ranked above the median of its Total Mapped Group and above the median of its ASPG for 2010. The Board considered that the funds are more actively managed than other funds in their Total Mapped Group.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the total expense ratio of each class of each fund, the Board considered the fund's hypothetical net management fee as well as the fund's all-inclusive fee. The Board also considered other expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMR under the administration agreement. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Investor Class and Service Class of each fund ranked below its competitive median for 2010 and the total expense ratio of Service Class 2 of each fund ranked above its competitive median for 2010. The Board considered that various factors, including 12b-1 fees and relatively higher other expenses in the case of small fund size, can affect total expense ratios. The Board noted that the total expense ratio of Service Class 2 of each fund was above the median due to 12b-1 fees and that the funds and classes in the Total Mapped Group that have a similar sales load structure included classes with no 12b-1 fees. Excluding the 12b-1 fees, the total expense ratio of Service Class 2 of each fund ranked below its competitive median for 2010. The Board noted that each fund offers multiple classes, each of which has a different 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of each fund vary primarily by the level of their 12b-1 fees.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes; (vi) the reasons why certain expenses affect various funds and classes differently; (vii) Fidelity's transfer agent fees, expenses, and services and how the benefits of decreased costs and new efficiencies can be shared across all of the Fidelity funds; (viii) the reasons for and consequences of changes to certain product lines compared to competitors; (ix) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPFM-ANN-0212
1.843208.105

Fidelity® Variable Insurance Products:
Investment Grade Bond Portfolio

Annual Report

December 31, 2011

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)
Fidelity® VIP Investment Grade Central Fund Financial Statements	(Click Here)	Complete list of investments and financial statements for Fidelity® VIP Investment Grade Central Fund.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2011	Past 1 year	Past 5 years	Past 10 years
VIP Investment Grade Bond Portfolio - Initial Class	7.33%	6.21%	5.74%
VIP Investment Grade Bond Portfolio - Service Class	7.21%	6.11%	5.63%
VIP Investment Grade Bond Portfolio - Service Class 2	7.03%	5.96%	5.49%
VIP Investment Grade Bond Portfolio - Investor Class A	7.25%	6.18%	5.72%

A The initial offering of Investor Class shares took place on July 21, 2005. Returns prior to July 21, 2005 are those of Initial Class. Had Investor Class's transfer agent fee been reflected, returns prior to July 21, 2005, would have been lower.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Investment Grade Bond Portfolio - Initial Class on December 31, 2001. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital® U.S. Aggregate Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Extreme market volatility took center stage during the 12 months ending December 31, 2011, stealing the spotlight from signs of progress in the global economy. Early in the year, aggressive monetary stimulus by the U.S. federal government, improving credit-market conditions and solid corporate earnings buoyed most major asset classes. As the period progressed, however, fresh worries about sovereign debt in Europe, inflation in China, gridlock over raising the debt ceiling in the U.S. - along with Standard & Poor's early-August downgrade of the nation's long-term sovereign credit rating - and a dimmed outlook for global growth punctured investor confidence and ignited market instability. Domestic equities, as measured by the broad-based S&P 500® Index, gained 2.11%, easily outpacing the 13.61% decline of MSCI® ACWI® (All Country World Index) ex USA Index, a proxy for foreign stocks. Within the MSCI index, emerging markets declined the most (-18%), with investments here generally held back by a stronger U.S. dollar. The U.K. (-3%) fared better than the rest of Europe (-15%), which was the second-worst-performing index component. Bolstered by periodic flights to quality, U.S. investment-grade bonds posted a 7.84% advance, as reflected by the Barclays Capital® U.S. Aggregate Bond Index, outperforming the 4.37% gain of high-yield securities, as represented by The BofA Merrill LynchSM US High Yield Constrained Index. Hampered by financial woes in Europe, the sovereign debt of major developed markets outside the U.S. rose 4.86%, according to the Citigroup® Non-USD Group-of-Seven (G7) Equal Weighted Index, while the JPMorgan Emerging Markets Bond Index Global (EMBI Global) advanced 8.46%, despite the currency head wind.

Comments from Ford O'Neil, Portfolio Manager of VIP Investment Grade Bond Portfolio: For the year, the fund's share classes modestly underperformed the Barclays Capital index. (For specific portfolio performance results, please refer to the performance section of this report). Virtually all of the fund's assets were invested in VIP Investment Grade Central Fund, with the remainder invested in individual securities, short-term repurchase agreements, Fidelity® Specialized High Income Central Fund and Fidelity Cash Central Fund. This discussion of fund performance reflects its holdings in aggregate. The fund's underperformance stemmed in part from modest investments in below-investment-grade collateralized mortgage obligations and high-yield corporate bonds, both of which lagged the index. In the investment-grade portion of the fund, positioning among U.S. Treasury securities and an overweighting in corporate bonds bolstered relative performance, offsetting the negative impact of disadvantageous sector weightings elsewhere and security selection in the corporate sector. Although the fund gave up some ground by underweighting Treasuries overall, yield-curve positioning there was a plus. An out-of-benchmark stake in Treasury Inflation-Protected Securities (TIPS), with a focus on intermediate- and long-maturity bonds, further contributed. Conversely, an emphasis on lagging financials curbed our upside within corporates, while overweightings in asset-backed and commercial-backed mortgage securities also detracted.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2011 to December 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value July 1, 2011	Ending Account Value December 31, 2011	Expenses Paid During Period* July 1, 2011 to December 31, 2011
Initial Class	.42%
Actual		$ 1,000.00	$ 1,041.10	$ 2.16
HypotheticalA		$ 1,000.00	$ 1,023.09	$ 2.14
Service Class	.52%
Actual		$ 1,000.00	$ 1,040.50	$ 2.67
HypotheticalA		$ 1,000.00	$ 1,022.58	$ 2.65
Service Class 2.66%
Actual		$ 1,000.00	$ 1,040.10	$ 3.39
HypotheticalA		$ 1,000.00	$ 1,021.88	$ 3.36
Investor Class	.45%
Actual		$ 1,000.00	$ 1,040.20	$ 2.31
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of December 31, 2011	As of June 30, 2011
U.S. Government and U.S. Government Agency Obligations 64.4%	U.S. Government and U.S. Government Agency Obligations 63.3%
AAA 7.1%	AAA 7.7%
AA 2.6%	AA 2.5%
A 7.4%	A 7.9%
BBB 14.0%	BBB 12.5%
BB and Below 5.3%	BB and Below 6.2%
Not Rated† 0.0%	Not Rated† 0.0%
Short-Term Investments and Net Other Assets*** (0.8)%	Short-Term Investments and Net Other Assets*** (0.1)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition. The information in the above table is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Weighted Average Maturity as of December 31, 2011
6 months ago
Years	6.3	6.1

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2011
6 months ago
Years	4.8	4.8

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of December 31, 2011*		As of June 30, 2011**
	Corporate Bonds 26.0%		Corporate Bonds 25.3%
	U.S. Government and U.S. Government Agency Obligations 64.4%		U.S. Government and U.S. Government Agency Obligations 63.3%
	Asset-Backed Securities 2.2%		Asset-Backed Securities 2.6%
	CMOs and Other Mortgage Related Securities 7.5%		CMOs and Other Mortgage Related Securities 8.4%
	Municipal Bonds 0.3%		Municipal Bonds 0.3%
	Other Investments 0.4%		Other Investments 0.2%
	Short-Term Investments and Net Other Assets*** (0.8)%		Short-Term Investments and Net Other Assets*** (0.1)%
* Foreign investments	4.1%	** Foreign investments	3.2%
* Futures and Swaps	2.1%	** Futures and Swaps	2.1%

*** Short-Term Investments and Net Other Assets are not included in the pie chart

† Amount represents less than 0.1%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds. A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. Fidelity VIP Investment Grade Central Fund's holdings and financial statements are included at the end of this report.

Annual Report

Investments December 31, 2011

Showing Percentage of Net Assets

Fixed-Income Central Funds - 98.2%
	Shares	Value
INVESTMENT GRADE FIXED-INCOME FUNDS - 96.2%
Fidelity VIP Investment Grade Central Fund (e)	26,623,959	$ 2,865,802,940
HIGH YIELD FIXED-INCOME FUNDS - 2.0%
Fidelity Specialized High Income Central Fund (d)	592,626	59,381,175
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $2,797,739,567)		2,925,184,115
Nonconvertible Bonds - 0.1%
	Principal Amount
CONSUMER STAPLES - 0.1%
Beverages - 0.1%
FBG Finance Ltd. 5.125% 6/15/15 (b) (Cost $1,504,693)	$ 1,750,000	1,904,849
Asset-Backed Securities - 0.0%

Advanta Business Card Master Trust Series 2007-D1 Class D, 1.5863% 1/22/13 (b)(c)	1,800,000	27,000
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class E, 6.96% 3/8/16 (b)	968,234	969,294
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/27/14 (f)	1,525,000	114,375
Series 2006-3 Class AIO, 7.1% 1/25/12 (f)	6,228,924	15,572
Series 2006-4 Class AIO, 6.35% 2/27/12 (f)	6,903,000	24,155
Series 2007-1 Class AIO, 7.27% 4/25/12 (f)	9,280,000	153,120
Series 2007-2 Class AIO, 6.7% 7/25/12 (f)	6,820,000	207,379
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (b)	180,261	0
TOTAL ASSET-BACKED SECURITIES (Cost $1,527,307)		1,510,895
Collateralized Mortgage Obligations - 0.6%
	Principal Amount	Value
Private Sponsor - 0.6%
CWALT, Inc.:
floater Series 2005-56:
Class 1A1, 1.0236% 11/25/35 (c)	$ 9,694,031	$ 4,816,376
Class 2A3, 1.7178% 11/25/35 (c)	2,281,398	1,211,806
Series 2005-56 Class 5A1, 0.6136% 11/25/35 (c)	2,908,691	1,422,146
Luminent Mortgage Trust:
floater Series 2006-1 Class A1, 0.5336% 4/25/36 (c)	4,855,293	2,389,138
Series 2006-5 Class A1A, 0.4836% 7/25/36 (c)	3,648,921	1,605,059
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.5036% 5/25/47 (c)	571,934	353,028
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4636% 2/25/37 (c)	1,577,412	1,028,925
Structured Asset Mortgage Investments, Inc. floater Series 2006-AR6 Class 2A1, 0.4836% 7/25/46 (c)	7,645,387	3,888,102
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR2 Class 1A2, 2.7278% 3/25/35 (c)	946,937	373,804
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $21,062,891)		17,088,384
Money Market Funds - 1.3%
Shares
Fidelity Cash Central Fund, 0.11% (a) (Cost $39,614,598)	39,614,598	39,614,598
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $2,861,449,056)	2,985,302,841
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(5,530,528)
NET ASSETS - 100%	$ 2,979,772,313
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,901,143 or 0.1% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(e) Affiliated central fund that is available only to investment companies and other accounts managed by Fidelity Investments. Fidelity VIP Investment Grade Central Fund's investments and financial statements are included at the end of this report as an attachment.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,032
Fidelity Specialized High Income Central Fund	3,849,758
Fidelity VIP Investment Grade Central Fund	101,498,353
Total	$ 105,349,143
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$ 55,590,665	$ 3,849,758	$ -	$ 59,381,175	13.9%
Fidelity VIP Investment Grade Central Fund	2,820,191,876	150,924,147	169,759,781	2,865,802,940	75.6%
Total	$ 2,875,782,541	$ 154,773,905	$ 169,759,781	$ 2,925,184,115
Other Information

The following is a summary of the inputs used, as of December 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,904,849	$ -	$ 1,904,849	$ -
Asset-Backed Securities	1,510,895	-	1,483,895	27,000
Collateralized Mortgage Obligations	17,088,384	-	16,714,580	373,804
Fixed-Income Funds	2,925,184,115	2,925,184,115	-	-
Money Market Funds	39,614,598	39,614,598	-	-
Total Investments in Securities:	$ 2,985,302,841	$ 2,964,798,713	$ 20,103,324	$ 400,804
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 507,609
Total Realized Gain (Loss)	(1,728,293)
Total Unrealized Gain (Loss)	1,582,564
Cost of Purchases	-
Proceeds of Sales	(121,832)
Amortization/Accretion	18,117
Transfers in to Level 3	632,248
Transfers out of Level 3	(489,609)
Ending Balance	$ 400,804
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2011	$ 1,582,564

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2011

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $24,094,891)	$ 20,504,128
Fidelity Central Funds (cost $2,837,354,165)	2,964,798,713
Total Investments (cost $2,861,449,056)		$ 2,985,302,841
Receivable for fund shares sold		3,193,989
Interest receivable		52,398
Distributions receivable from Fidelity Central Funds		247,568
Prepaid expenses		6,772
Total assets		2,988,803,568

Liabilities
Payable for fund shares redeemed	$ 7,724,121
Accrued management fee	787,225
Distribution and service plan fees payable	226,764
Other affiliated payables	261,178
Other payables and accrued expenses	31,967
Total liabilities		9,031,255

Net Assets		$ 2,979,772,313
Net Assets consist of:
Paid in capital		$ 2,834,208,447
Undistributed net investment income		160,255
Accumulated undistributed net realized gain (loss) on investments		21,549,826
Net unrealized appreciation (depreciation) on investments		123,853,785
Net Assets		$ 2,979,772,313

Statement of Assets and Liabilities - continued

December 31, 2011

Initial Class: Net Asset Value, offering price and redemption price per share ($1,116,778,288 ÷ 86,086,811 shares)	$ 12.97

Service Class: Net Asset Value, offering price and redemption price per share ($277,731,902 ÷ 21,591,370 shares)	$ 12.86

Service Class 2: Net Asset Value, offering price and redemption price per share ($972,651,175 ÷ 76,469,499 shares)	$ 12.72

Investor Class: Net Asset Value, offering price and redemption price per share ($612,610,948 ÷ 47,363,341 shares)	$ 12.93

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended December 31, 2011

Investment Income
Interest		$ 3,481,703
Income from Fidelity Central Funds		105,349,143
Total income		108,830,846

Expenses
Management fee	$ 9,232,196
Transfer agent fees	2,320,821
Distribution and service plan fees	2,817,762
Accounting fees and expenses	937,702
Custodian fees and expenses	4,543
Independent trustees' compensation	10,728
Registration fees	8,071
Audit	49,172
Legal	10,802
Interest	1,810
Miscellaneous	30,445
Total expenses before reductions	15,424,052
Expense reductions	(71,381)	15,352,671
Net investment income (loss)		93,478,175
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,416,844)
Fidelity Central Funds	1,880,873
Capital gain distributions from Fidelity Central Funds	49,690,012
Total net realized gain (loss)		49,154,041
Change in net unrealized appreciation (depreciation) on investment securities		60,228,957
Net gain (loss)		109,382,998
Net increase (decrease) in net assets resulting from operations		$ 202,861,173

Statement of Changes in Net Assets

	Year ended December 31, 2011	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 93,478,175	$ 102,126,066
Net realized gain (loss)	49,154,041	110,462,115
Change in net unrealized appreciation (depreciation)	60,228,957	20,788,788
Net increase (decrease) in net assets resulting from operations	202,861,173	233,376,969
Distributions to shareholders from net investment income	(93,674,019)	(102,934,619)
Distributions to shareholders from net realized gain	(78,248,432)	(32,318,250)
Total distributions	(171,922,451)	(135,252,869)
Share transactions - net increase (decrease)	4,910,616	(261,188,374)
Total increase (decrease) in net assets	35,849,338	(163,064,274)

Net Assets
Beginning of period	2,943,922,975	3,106,987,249
End of period (including undistributed net investment income of $160,255 and undistributed net investment income of $555,736, respectively)	$ 2,979,772,313	$ 2,943,922,975

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Initial Class

Years ended December 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.83	$ 12.48	$ 11.84	$ 12.76	$ 12.76
Income from Investment Operations
Net investment income (loss) C	.431	.443	.510	.592	.610
Net realized and unrealized gain (loss)	.492	.528	1.266	(.987)	(.076)
Total from investment operations	.923	.971	1.776	(.395)	.534
Distributions from net investment income	(.436)	(.476)	(1.087)	(.515)	(.534)
Distributions from net realized gain	(.347)	(.145)	(.049)	(.010)	-
Total distributions	(.783)	(.621)	(1.136)	(.525)	(.534)
Net asset value, end of period	$ 12.97	$ 12.83	$ 12.48	$ 11.84	$ 12.76
Total Return A, B	7.33%	7.80%	15.72%	(3.25)%	4.35%
Ratios to Average Net Assets D, F
Expenses before reductions	.43%	.43%	.45%	.43%	.43%
Expenses net of fee waivers, if any	.42%	.42%	.45%	.43%	.43%
Expenses net of all reductions	.42%	.42%	.45%	.43%	.43%
Net investment income (loss)	3.30%	3.38%	4.19%	4.84%	4.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,116,778	$ 1,110,373	$ 1,083,773	$ 936,912	$ 1,134,915
Portfolio turnover rate E	5%	8%	3%	14%	2%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any Fidelity Central Funds. Based on their most recent shareholder report date, the annualized expenses for the Fidelity VIP Investment Grade Central Fund and Fidelity Specialized High Income Central Fund were less than .01%.

Financial Highlights - Service Class

Years ended December 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.73	$ 12.39	$ 11.75	$ 12.68	$ 12.68
Income from Investment Operations
Net investment income (loss) C	.415	.427	.495	.572	.593
Net realized and unrealized gain (loss)	.485	.521	1.262	(.986)	(.069)
Total from investment operations	.900	.948	1.757	(.414)	.524
Distributions from net investment income	(.423)	(.463)	(1.068)	(.506)	(.524)
Distributions from net realized gain	(.347)	(.145)	(.049)	(.010)	-
Total distributions	(.770)	(.608)	(1.117)	(.516)	(.524)
Net asset value, end of period	$ 12.86	$ 12.73	$ 12.39	$ 11.75	$ 12.68
Total Return A, B	7.21%	7.68%	15.67%	(3.42)%	4.29%
Ratios to Average Net Assets D, F
Expenses before reductions	.52%	.53%	.54%	.53%	.53%
Expenses net of fee waivers, if any	.52%	.52%	.54%	.53%	.53%
Expenses net of all reductions	.52%	.52%	.54%	.53%	.53%
Net investment income (loss)	3.20%	3.28%	4.09%	4.75%	4.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 277,732	$ 283,962	$ 259,246	$ 202,501	$ 147,990
Portfolio turnover rate E	5%	8%	3%	14%	2%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any Fidelity Central Funds. Based on their most recent shareholder report date, the annualized expenses for the Fidelity VIP Investment Grade Central Fund and Fidelity Specialized High Income Central Fund were less than .01%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class 2

Years ended December 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.60	$ 12.26	$ 11.62	$ 12.55	$ 12.56
Income from Investment Operations
Net investment income (loss) C	.391	.402	.473	.551	.568
Net realized and unrealized gain (loss)	.478	.520	1.244	(.975)	(.064)
Total from investment operations	.869	.922	1.717	(.424)	.504
Distributions from net investment income	(.402)	(.437)	(1.028)	(.496)	(.514)
Distributions from net realized gain	(.347)	(.145)	(.049)	(.010)	-
Total distributions	(.749)	(.582)	(1.077)	(.506)	(.514)
Net asset value, end of period	$ 12.72	$ 12.60	$ 12.26	$ 11.62	$ 12.55
Total Return A, B	7.03%	7.55%	15.47%	(3.54)%	4.17%
Ratios to Average Net Assets D, F
Expenses before reductions	.67%	.68%	.69%	.67%	.68%
Expenses net of fee waivers, if any	.67%	.67%	.69%	.67%	.68%
Expenses net of all reductions	.67%	.67%	.69%	.67%	.68%
Net investment income (loss)	3.05%	3.13%	3.94%	4.60%	4.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 972,651	$ 1,011,652	$ 1,240,935	$ 930,150	$ 1,018,017
Portfolio turnover rate E	5%	8%	3%	14%	2%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any Fidelity Central Funds. Based on their most recent shareholder report date, the annualized expenses for the Fidelity VIP Investment Grade Central Fund and Fidelity Specialized High Income Central Fund were less than .01%.

Financial Highlights - Investor Class

Years ended December 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.80	$ 12.45	$ 11.81	$ 12.73	$ 12.74
Income from Investment Operations
Net investment income (loss) C	.426	.438	.511	.586	.603
Net realized and unrealized gain (loss)	.484	.529	1.263	(.983)	(.079)
Total from investment operations	.910	.967	1.774	(.397)	.524
Distributions from net investment income	(.433)	(.472)	(1.085)	(.513)	(.534)
Distributions from net realized gain	(.347)	(.145)	(.049)	(.010)	-
Total distributions	(.780)	(.617)	(1.134)	(.523)	(.534)
Net asset value, end of period	$ 12.93	$ 12.80	$ 12.45	$ 11.81	$ 12.73
Total Return A, B	7.25%	7.79%	15.75%	(3.28)%	4.28%
Ratios to Average Net Assets D, F
Expenses before reductions	.46%	.46%	.48%	.46%	.46%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.46%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.46%
Net investment income (loss)	3.27%	3.35%	4.18%	4.82%	4.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 612,611	$ 537,936	$ 523,032	$ 306,413	$ 284,223
Portfolio turnover rate E	5%	8%	3%	14%	2%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any Fidelity Central Funds. Based on their most recent shareholder report date, the annualized expenses for the Fidelity VIP Investment Grade Central Fund and Fidelity Specialized High Income Central Fund were less than .01%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2011

1. Organization.

VIP Investment Grade Bond Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
VIP Investment Grade Central Fund	FIMM	Seeks a high level of current income by normally investing in investment-grade debt securities and repurchase agreements.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2011 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities and collateralized mortgage obligations, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. As of December 31, 2011, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, in-kind transactions, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 182,679,563
Gross unrealized depreciation	(4,698,899)
Net unrealized appreciation (depreciation) on securities and other investments	$ 177,980,664

Tax Cost	$ 2,807,322,177

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed long-term capital gain	$ 22,335,216
Net unrealized appreciation (depreciation)	$ 177,980,664

The tax character of distributions paid was as follows:

	December 31, 2011	December 31, 2010
Ordinary Income	$ 124,266,309	$ 135,252,869
Long-term Capital Gains	47,656,142	-
Total	$ 171,922,451	$ 135,252,869

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities, aggregated $154,767,652 and $178,607,988, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 275,924
Service Class 2	2,541,838
$ 2,817,762

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .10% of average net assets. In addition, FIIOC receives an asset-based fee of .0045% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. FIIOC voluntarily agreed to waive this fee for the period August 1, 2011 through December 31, 2011 (see Expense Reductions note). For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 815,297
Service Class	198,384
Service Class 2	724,667
Investor Class	582,473
$ 2,320,821

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting Fees. Fidelity Service Company, Inc.(FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 40,723,000.40%		$ 1,810

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $9,024 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

In addition to FIIOC waiving a portion of its transfer agent fees, FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Expenses were reimbursed and/or waived for the following classes during the period:

	Expense Limitations	Reimbursement/ Waiver
Initial Class	0.45%	$ 20,519
Service Class	0.55%	5,214
Service Class 2	0.70%	19,218
Investor Class	0.45%	26,430
		$ 71,381

Effective May 1, 2011, the expense limitations were discontinued.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2011	2010
From net investment income
Initial Class	$ 35,870,662	$ 39,652,079
Service Class	8,762,765	9,934,693
Service Class 2	29,656,720	33,971,385
Investor Class	19,383,872	19,376,462
Total	$ 93,674,019	$ 102,934,619
From net realized gain
Initial Class	$ 29,155,885	$ 12,070,578
Service Class	7,406,824	3,112,885
Service Class 2	27,082,188	11,186,239
Investor Class	14,603,535	5,948,548
Total	$ 78,248,432	$ 32,318,250

Annual Report

Notes to Financial Statements - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2011	2010	2011	2010
Initial Class
Shares sold	13,978,276	14,591,614	$ 182,769,488	$ 191,644,371
Reinvestment of distributions	5,066,058	4,047,794	65,026,547	51,722,657
Shares redeemed	(19,474,527)	(18,940,310)	(252,370,301)	(248,258,905)
Net increase (decrease)	(430,193)	(300,902)	$ (4,574,266)	$ (4,891,877)
Service Class
Shares sold	3,222,600	4,596,946	$ 41,826,678	$ 59,682,718
Reinvestment of distributions	1,270,624	1,029,933	16,169,589	13,047,578
Shares redeemed	(5,204,902)	(4,250,312)	(67,240,590)	(55,672,659)
Net increase (decrease)	(711,678)	1,376,567	$ (9,244,323)	$ 17,057,637
Service Class 2
Shares sold	12,432,260	15,013,576	$ 158,971,483	$ 192,078,938
Reinvestment of distributions	4,510,584	3,601,813	56,738,908	45,157,624
Shares redeemed	(20,782,948)	(39,548,465)	(267,706,104)	(509,866,109)
Net increase (decrease)	(3,840,104)	(20,933,076)	$ (51,995,713)	$ (272,629,547)
Investor Class
Shares sold	10,052,628	8,642,451	$ 132,086,173	$ 113,090,085
Reinvestment of distributions	2,653,983	1,988,124	33,987,407	25,325,010
Shares redeemed	(7,372,329)	(10,609,871)	(95,348,662)	(139,139,682)
Net increase (decrease)	5,334,282	20,704	$ 70,724,918	$ (724,587)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 29% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 20% of the total outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products Fund V and Shareholders of VIP Investment Grade Bond Portfolio:

We have audited the accompanying statement of assets and liabilities of VIP Investment Grade Bond Portfolio (the Fund), a fund of Variable Insurance Products Fund V, including the schedule of investments, as of December 31, 2011, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of VIP Investment Grade Bond Portfolio as of December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 16, 2012

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 203 funds advised by FMR or an affiliate. Mr. Curvey oversees 429 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (69)

Year of Election or Appointment: 2007

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (64)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (57)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2007

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Christopher P. Sullivan (57)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (53)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (50)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Joseph F. Zambello (54)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II (2011-present), Deputy Treasurer of other Fidelity funds (2008-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of VIP Investment Grade Bond Portfolio voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Capital Gains
Initial Class	02/10/12	02/10/12	$0.092

Service Class	02/10/12	02/10/12	$0.092

Service Class 2	02/10/12	02/10/12	$0.092

Investor Class	02/10/12	02/10/12	$0.092

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2011, $23,085,466 or, if subsequently determined to be different, the net capital gain of such year.

A total of 9.66% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

VIP Investment Grade Bond Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Nominating and Governance, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, the cumulative total returns of Initial Class and Service Class 2 of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Initial Class and Service Class 2 show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

VIP Investment Grade Bond Portfolio

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Initial Class of the fund was in the second quartile for the one- and three-year periods and the third quartile for the five-year period. The Board also noted that the investment performance of Initial Class of the fund compared favorably to its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 3% means that 97% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

VIP Investment Grade Bond Portfolio

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2010. The Board also noted that Investor Class has higher transfer agent fees than traditional variable annuity classes because it is designed for lower cost annuity products, where the majority of servicing costs are incorporated into the funds' total expense ratios rather than being paid at the annuity level.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Annual Report

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes; (vi) the reasons why certain expenses affect various funds and classes differently; (vii) Fidelity's transfer agent fees, expenses, and services and how the benefits of decreased costs and new efficiencies can be shared across all of the Fidelity funds; (viii) the reasons for and consequences of changes to certain product lines compared to competitors; (ix) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

The following are the financial statements for the Fidelity VIP Investment
Grade Central Fund as of December 31, 2011 which is a direct investment of
VIP Investment Grade Bond Portfolio.

Not Part of Financial Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2011	Past 1 year	Past 5 years	Life of fund A
Fidelity® VIP Investment Grade Central Fund	7.96%	6.73%	7.19%

A From June 23, 2006

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® VIP Investment Grade Central Fund on June 23, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital® U.S. Aggregate Bond Index performed over the same period.

Not Part of Financial Report

Management's Discussion of Fund Performance

Market Recap: Against the backdrop of ultra-low interest rates, acute market volatility and a global flight to quality, U.S. taxable investment-grade bonds generated solid gains for the year ending December 31, 2011, as evidenced by the 7.84% return of the Barclays Capital® U.S. Aggregate Bond Index. Among the major sectors that comprise the index, U.S. Treasury bonds fared best, rising 9.81%. Treasuries benefited from robust investor demand for high-quality assets when the global economy weakened, inflation expectations fell, sovereign debt woes in Europe worsened, Congress wrangled over raising the federal debt ceiling and Standard & Poor's downgraded the U.S. long-term sovereign credit rating. Investment-grade corporate bonds gained 8.35%, bolstered by demand for higher-yielding bonds amid improved corporate profitability. Government-agency-issued residential mortgage-backed securities (MBS) rose 6.23%, receiving a boost from slower-than-expected prepayments and the Federal Reserve's program to reinvest payments from its holdings of agency debentures into the MBS sector, although the positive impact was somewhat offset by concerns that the bondholders would be negatively affected should the government modify homeowner refinancing programs. Slightly more muted returns were seen elsewhere in the market, with commercial mortgage-backed securities (CMBS), asset-backed securities (ABS) and government agency securities gaining 6.02%, 5.14% and 4.82%, respectively.

Comments from Ford O'Neil, Portfolio Manager of VIP Investment Grade Central Fund: For the year, the fund returned 7.96%, modestly outpacing the Barclays Capital index. Positioning among U.S. Treasury securities, an overweighting in corporate bonds and an underweighting in U.S. government agency securities bolstered relative performance, more than offsetting some disadvantageous sector weightings elsewhere and security selection among corporates. Although the fund gave up some ground due to an underweighting in Treasuries since they were among the U.S. fixed income market's best performers, overall yield-curve positioning within the sector was a plus. Specifically, overweighting 10- to 30-year bonds proved beneficial, as they significantly outpaced the index during the period. A corresponding underweighting in shorter-term Treasury issues also was advantageous, as this group showed more-subdued gains. An out-of-benchmark stake in Treasury Inflation-Protected Securities (TIPS), with a focus on intermediate- and long-maturity bonds, further contributed. Conversely, an emphasis on lagging financials curbed our upside within corporates, while overweightings in asset-backed and commercial-backed mortgage securities also detracted.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Not Part of Financial Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2011 to December 31, 2011).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value July 1, 2011	Ending Account Value December 31, 2011	Expenses Paid During Period* July 1, 2011 to December 31, 2011
Actual	.0020%	$ 1,000.00	$ 1,045.10	$ .01
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,025.20	$ .01

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Not Part of Financial Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of December 31, 2011	As of June 30, 2011
U.S. Government and U.S. Government Agency Obligations 67.0%	U.S. Government and U.S. Government Agency Obligations 65.8%
AAA 7.4%	AAA 7.9%
AA 2.7%	AA 2.7%
A 7.7%	A 8.3%
BBB 14.5%	BBB 13.1%
BB and Below 2.9%	BB and Below 3.4%
Not Rated† 0.0%	Not Rated† 0.0%
Short-Term Investments and Net Other Assets*** (2.2)%	Short-Term Investments and Net Other Assets*** (1.2)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of December 31, 2011
6 months ago
Years	6.4	6.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2011
6 months ago
Years	4.8	5.0

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of December 31, 2011*		As of June 30, 2011**
	Corporate Bonds 25.0%		Corporate Bonds 24.3%
	U.S. Government and U.S. Government Agency Obligations 67.0%		U.S. Government and U.S. Government Agency Obligations 65.8%
	Asset-Backed Securities 2.3%		Asset-Backed Securities 2.6%
	CMOs and Other Mortgage Related Securities 7.2%		CMOs and Other Mortgage Related Securities 8.0%
	Municipal Bonds 0.3%		Municipal Bonds 0.4%
	Other Investments 0.4%		Other Investments 0.1%
	Short-Term Investments and Net Other Assets*** (2.2)%		Short-Term Investments and Net Other Assets*** (1.2)%
* Foreign investments	4.1%	** Foreign investments	3.3%
* Futures and Swaps	2.2%	** Futures and Swaps	2.2%
*** Short-Term Investments and Net Other Assets are not included in the pie chart.
† Amount represents less than 0.1%

Not Part of Financial Report

Investments December 31, 2011

Showing Percentage of Net Assets

Nonconvertible Bonds - 25.0%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.8%
Media - 1.8%
AOL Time Warner, Inc. 7.625% 4/15/31	$ 1,625,000	$ 2,094,636
Comcast Corp.:
4.95% 6/15/16	2,975,000	3,295,402
5.7% 5/15/18	2,400,000	2,761,073
6.4% 3/1/40	2,884,000	3,578,248
6.45% 3/15/37	1,410,000	1,706,255
COX Communications, Inc. 4.625% 6/1/13	3,475,000	3,663,623
Discovery Communications LLC:
3.7% 6/1/15	2,648,000	2,785,458
6.35% 6/1/40	2,421,000	2,910,877
NBCUniversal Media LLC:
3.65% 4/30/15	1,200,000	1,266,761
5.15% 4/30/20	3,234,000	3,599,423
6.4% 4/30/40	3,340,000	4,098,471
News America Holdings, Inc. 7.75% 12/1/45	2,067,000	2,526,289
News America, Inc.:
6.15% 3/1/37	2,331,000	2,543,657
6.15% 2/15/41	2,132,000	2,452,698
Time Warner Cable, Inc.:
5.85% 5/1/17	2,467,000	2,810,140
6.2% 7/1/13	7,000,000	7,512,323
6.75% 7/1/18	4,425,000	5,254,223
Time Warner, Inc.:
5.375% 10/15/41	1,021,000	1,103,733
5.875% 11/15/16	5,514,000	6,365,764
6.5% 11/15/36	2,337,000	2,814,786
Viacom, Inc.:
3.5% 4/1/17	1,312,000	1,367,317
6.75% 10/5/37	935,000	1,158,292
		67,669,449
CONSUMER STAPLES - 1.2%
Beverages - 0.3%
Diageo Capital PLC 5.2% 1/30/13	1,705,000	1,785,626
FBG Finance Ltd. 5.125% 6/15/15 (c)	2,185,000	2,378,340
Fortune Brands, Inc.:
5.375% 1/15/16	471,000	517,239
5.875% 1/15/36	6,267,000	6,554,994
		11,236,199
Food Products - 0.5%
General Mills, Inc. 5.2% 3/17/15	3,528,000	3,930,753
Kraft Foods, Inc.:
5.375% 2/10/20	4,086,000	4,713,062
6.125% 2/1/18	3,684,000	4,317,132
6.5% 8/11/17	3,514,000	4,181,136
		17,142,083

	Principal Amount	Value
Tobacco - 0.4%
Altria Group, Inc. 9.7% 11/10/18	$ 4,450,000	$ 5,985,495
Philip Morris International, Inc.:
4.875% 5/16/13	2,904,000	3,064,789
5.65% 5/16/18	2,751,000	3,253,060
Reynolds American, Inc. 7.25% 6/15/37	2,962,000	3,430,260
		15,733,604
TOTAL CONSUMER STAPLES		44,111,886
ENERGY - 3.6%
Energy Equipment & Services - 0.5%
DCP Midstream LLC:
4.75% 9/30/21 (c)	3,739,000	3,863,019
5.35% 3/15/20 (c)	3,724,000	3,984,047
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	3,902,000	3,995,297
5% 10/1/21	1,517,000	1,560,718
Transocean, Inc.:
5.05% 12/15/16	2,488,000	2,540,984
6.375% 12/15/21	3,286,000	3,491,342
		19,435,407
Oil, Gas & Consumable Fuels - 3.1%
Anadarko Petroleum Corp. 6.375% 9/15/17	6,869,000	7,964,029
Canadian Natural Resources Ltd. 5.7% 5/15/17	5,685,000	6,723,303
ConocoPhillips 5.75% 2/1/19	3,900,000	4,698,100
Duke Capital LLC 6.25% 2/15/13	855,000	896,431
Duke Energy Field Services 6.45% 11/3/36 (c)	2,477,000	2,820,141
El Paso Natural Gas Co. 5.95% 4/15/17	3,330,000	3,740,003
Enbridge Energy Partners LP 4.2% 9/15/21	4,399,000	4,591,980
EnCana Holdings Finance Corp. 5.8% 5/1/14	320,000	347,579
EQT Corp. 4.875% 11/15/21	1,669,000	1,684,106
Kaneb Pipe Line Operations Participation LP 7.75% 2/15/12	4,200,000	4,228,228
Marathon Petroleum Corp. 5.125% 3/1/21	2,187,000	2,283,862
Motiva Enterprises LLC 5.75% 1/15/20 (c)	1,496,000	1,738,038
Nakilat, Inc. 6.067% 12/31/33 (c)	1,808,000	1,925,520
Nexen, Inc.:
5.875% 3/10/35	5,405,000	5,506,436
6.4% 5/15/37	710,000	750,821
NGPL PipeCo LLC 6.514% 12/15/12 (c)	2,360,000	2,384,114
Pemex Project Funding Master Trust 1.1272% 12/3/12 (c)(i)	410,000	407,130
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petro-Canada:
6.05% 5/15/18	$ 1,480,000	$ 1,741,742
6.8% 5/15/38	3,485,000	4,491,660
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	3,612,000	3,721,819
5.75% 1/20/20	5,908,000	6,322,269
7.875% 3/15/19	4,277,000	5,105,442
Petroleos Mexicanos:
5.5% 1/21/21	3,601,000	3,916,088
6.5% 6/2/41 (c)	4,805,000	5,381,600
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	2,158,000	2,285,581
5% 2/1/21	1,784,000	1,964,527
6.125% 1/15/17	1,250,000	1,413,484
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (c)	2,009,000	2,040,140
5.5% 9/30/14 (c)	2,808,000	3,004,560
5.832% 9/30/16 (c)	1,842,525	1,971,502
6.332% 9/30/27 (c)	2,415,000	2,624,791
6.75% 9/30/19 (c)	1,838,000	2,176,192
Schlumberger Investment SA 3.3% 9/14/21 (c)	2,428,000	2,493,345
Spectra Energy Partners, LP:
2.95% 6/15/16	668,000	672,630
4.6% 6/15/21	873,000	911,897
Suncor Energy, Inc. 6.1% 6/1/18	4,665,000	5,520,766
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	615,000	712,225
Western Gas Partners LP 5.375% 6/1/21	3,820,000	4,049,849
		115,211,930
TOTAL ENERGY		134,647,337
FINANCIALS - 12.1%
Capital Markets - 1.8%
Bear Stearns Companies, Inc. 5.3% 10/30/15	2,079,000	2,236,123
BlackRock, Inc. 4.25% 5/24/21	1,183,000	1,236,275
Goldman Sachs Group, Inc.:
3.7% 8/1/15	5,186,000	5,081,585
5.25% 7/27/21	1,823,000	1,777,751
5.625% 1/15/17	3,000,000	2,942,412
5.95% 1/18/18	755,000	773,093
6.15% 4/1/18	5,954,000	6,143,474
6.75% 10/1/37	3,421,000	3,178,465

	Principal Amount	Value
JPMorgan Chase Capital XX 6.55% 9/29/36	$ 3,090,000	$ 3,090,000
JPMorgan Chase Capital XXV 6.8% 10/1/37	6,975,000	7,001,156
Lazard Group LLC:
6.85% 6/15/17	3,241,000	3,400,483
7.125% 5/15/15	5,585,000	5,997,994
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	1,820,000	1,833,384
6.11% 1/29/37	1,572,000	1,210,163
6.4% 8/28/17	1,989,000	1,926,404
Morgan Stanley:
4.75% 4/1/14	2,554,000	2,516,178
5.5% 7/28/21	8,558,000	7,910,159
6.625% 4/1/18	10,165,000	10,034,837
		68,289,936
Commercial Banks - 2.4%
Bank of America NA 5.3% 3/15/17	6,480,000	5,845,673
Credit Suisse New York Branch 6% 2/15/18	6,110,000	6,024,350
Discover Bank:
7% 4/15/20	2,796,000	2,924,448
8.7% 11/18/19	6,339,000	7,225,528
Export-Import Bank of Korea 5.5% 10/17/12	6,570,000	6,722,575
Fifth Third Bancorp:
4.5% 6/1/18	1,179,000	1,181,690
8.25% 3/1/38	4,319,000	5,277,524
Fifth Third Bank 4.75% 2/1/15	487,000	504,546
Fifth Third Capital Trust IV 6.5% 4/15/67 (i)	2,412,000	2,363,760
HBOS PLC 6.75% 5/21/18 (c)	2,600,000	2,084,152
Huntington Bancshares, Inc. 7% 12/15/20	1,004,000	1,137,480
JPMorgan Chase & Co. 5.4% 1/6/42	4,270,000	4,447,380
KeyBank NA:
5.45% 3/3/16	1,618,000	1,741,601
5.8% 7/1/14	2,049,000	2,187,935
6.95% 2/1/28	800,000	885,794
KeyCorp. 5.1% 3/24/21	1,855,000	1,925,635
Korea Development Bank 5.3% 1/17/13	3,805,000	3,908,542
Marshall & Ilsley Bank:
4.85% 6/16/15	1,796,000	1,896,070
5% 1/17/17	4,625,000	4,878,663
5.25% 9/4/12	1,200,000	1,233,034
Regions Bank:
6.45% 6/26/37	3,952,000	3,270,280
7.5% 5/15/18	2,383,000	2,359,170
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Regions Financial Corp.:
5.75% 6/15/15	$ 814,000	$ 777,370
7.75% 11/10/14	2,367,000	2,378,835
SouthTrust Corp. 5.8% 6/15/14	1,440,000	1,535,057
SunTrust Banks, Inc. 3.6% 4/15/16	3,163,000	3,221,636
Wachovia Bank NA 4.875% 2/1/15	4,405,000	4,668,014
Wachovia Corp. 4.875% 2/15/14	785,000	818,892
Wells Fargo & Co.:
3.625% 4/15/15	2,350,000	2,460,466
3.676% 6/15/16	1,714,000	1,791,493
3.75% 10/1/14	3,750,000	3,959,453
		91,637,046
Consumer Finance - 0.5%
General Electric Capital Corp.:
2.25% 11/9/15	2,597,000	2,609,089
2.95% 5/9/16	774,000	796,208
3.5% 6/29/15	799,000	837,925
5.625% 5/1/18	9,700,000	10,861,100
6.375% 11/15/67 (i)	4,000,000	3,940,000
		19,044,322
Diversified Financial Services - 2.0%
Bank of America Corp. 5.75% 12/1/17	12,290,000	11,611,002
BP Capital Markets PLC:
3.125% 10/1/15	3,694,000	3,869,868
4.742% 3/11/21	3,000,000	3,396,681
Capital One Capital V 10.25% 8/15/39	1,378,000	1,429,675
Citigroup, Inc.:
3.953% 6/15/16	3,838,000	3,825,542
4.75% 5/19/15	10,152,000	10,283,113
5.5% 4/11/13	1,390,000	1,419,222
6.125% 5/15/18	2,692,000	2,864,495
6.5% 8/19/13	8,073,000	8,404,736
JPMorgan Chase & Co.:
3.15% 7/5/16	4,200,000	4,220,534
4.35% 8/15/21	4,371,000	4,412,581
6.3% 4/23/19	3,920,000	4,438,616
Prime Property Funding, Inc.:
5.125% 6/1/15 (c)	3,844,000	3,908,891
5.35% 4/15/12 (c)	1,700,000	1,706,273
5.5% 1/15/14 (c)	2,405,000	2,457,831
TECO Finance, Inc.:
4% 3/15/16	1,075,000	1,130,812
5.15% 3/15/20	1,545,000	1,716,152
ZFS Finance USA Trust II 6.45% 12/15/65 (c)(i)	3,716,000	3,381,560

	Principal Amount	Value
ZFS Finance USA Trust IV 5.875% 5/9/62 (c)(i)	$ 500,000	$ 470,000
ZFS Finance USA Trust V 6.5% 5/9/67 (c)(i)	1,016,000	914,400
		75,861,984
Insurance - 2.1%
Allstate Corp. 6.2% 5/16/14	2,709,000	3,021,578
American International Group, Inc. 4.875% 9/15/16	4,224,000	3,998,033
Aon Corp.:
3.125% 5/27/16	3,681,000	3,723,556
3.5% 9/30/15	1,538,000	1,578,508
5% 9/30/20	1,402,000	1,545,983
6.25% 9/30/40	1,150,000	1,413,187
Axis Capital Holdings Ltd. 5.75% 12/1/14	420,000	441,659
Liberty Mutual Group, Inc. 5% 6/1/21 (c)	4,093,000	4,009,274
Lincoln National Corp. 7% 5/17/66 (i)	4,799,000	4,331,098
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,278,000	2,492,483
MetLife, Inc.:
4.75% 2/8/21	1,477,000	1,597,215
5.875% 2/6/41	1,577,000	1,842,056
6.75% 6/1/16	3,234,000	3,726,412
Metropolitan Life Global Funding I 5.125% 6/10/14 (c)	2,884,000	3,105,855
New York Life Global Funding 4.65% 5/9/13 (c)	6,045,000	6,338,370
New York Life Insurance Co. 6.75% 11/15/39 (c)	1,348,000	1,718,155
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (c)	2,214,000	2,652,682
Pacific Life Insurance Co. 9.25% 6/15/39 (c)	2,297,000	3,054,123
Pacific LifeCorp 6% 2/10/20 (c)	2,514,000	2,674,800
Prudential Financial, Inc.:
4.5% 11/16/21	2,700,000	2,726,036
5.8% 11/16/41	2,824,000	2,853,104
6.2% 11/15/40	1,297,000	1,354,775
7.375% 6/15/19	1,250,000	1,477,140
8.875% 6/15/38 (i)	4,682,000	5,360,890
Symetra Financial Corp. 6.125% 4/1/16 (c)	6,355,000	6,423,151
The Chubb Corp. 5.75% 5/15/18	1,895,000	2,226,204
Unum Group 5.625% 9/15/20	2,099,000	2,160,541
		77,846,868
Real Estate Investment Trusts - 0.7%
AvalonBay Communities, Inc. 5.5% 1/15/12	508,000	508,593
Camden Property Trust 5.375% 12/15/13	2,985,000	3,120,203
Developers Diversified Realty Corp.:
4.75% 4/15/18	2,883,000	2,757,739
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Developers Diversified Realty Corp.: - continued
5.375% 10/15/12	$ 1,764,000	$ 1,780,560
7.5% 4/1/17	1,944,000	2,099,108
Duke Realty LP 4.625% 5/15/13	1,047,000	1,070,764
Equity One, Inc.:
5.375% 10/15/15	455,000	468,938
6% 9/15/17	2,405,000	2,506,662
Federal Realty Investment Trust:
5.4% 12/1/13	1,401,000	1,476,945
5.9% 4/1/20	1,046,000	1,131,755
HRPT Properties Trust:
5.75% 11/1/15	1,155,000	1,205,834
6.25% 6/15/17	4,455,000	4,686,553
UDR, Inc. 5.5% 4/1/14	3,685,000	3,891,891
United Dominion Realty Trust, Inc. 5.25% 1/15/15	904,000	961,661
		27,667,206
Real Estate Management & Development - 2.4%
AMB Property LP 5.9% 8/15/13	2,575,000	2,669,276
BioMed Realty LP:
3.85% 4/15/16	3,700,000	3,650,561
6.125% 4/15/20	1,392,000	1,460,616
Brandywine Operating Partnership LP:
5.7% 5/1/17	5,000,000	5,177,290
5.75% 4/1/12	1,376,000	1,384,795
Colonial Properties Trust 5.5% 10/1/15	6,290,000	6,422,895
Digital Realty Trust LP:
4.5% 7/15/15	1,829,000	1,865,876
5.25% 3/15/21	1,953,000	1,955,947
Duke Realty LP:
5.4% 8/15/14	2,242,000	2,347,605
5.5% 3/1/16	1,270,000	1,335,632
5.95% 2/15/17	928,000	997,936
6.25% 5/15/13	2,913,000	3,046,724
6.5% 1/15/18	2,445,000	2,701,094
ERP Operating LP:
4.625% 12/15/21	7,498,000	7,643,146
4.75% 7/15/20	2,827,000	2,931,769
5.375% 8/1/16	1,066,000	1,159,990
5.5% 10/1/12	3,560,000	3,650,616
5.75% 6/15/17	5,343,000	5,925,382
Liberty Property LP:
4.75% 10/1/20	4,185,000	4,251,182
5.5% 12/15/16	2,290,000	2,476,571
6.625% 10/1/17	2,673,000	3,023,281

	Principal Amount	Value
Post Apartment Homes LP 6.3% 6/1/13	$ 2,679,000	$ 2,800,198
Reckson Operating Partnership LP 6% 3/31/16	3,099,000	3,215,941
Regency Centers LP:
5.875% 6/15/17	1,827,000	1,990,062
6.75% 1/15/12	2,035,000	2,038,103
Simon Property Group LP:
2.8% 1/30/17	857,000	875,574
4.125% 12/1/21	2,399,000	2,507,540
4.2% 2/1/15	1,523,000	1,615,260
5.1% 6/15/15	2,220,000	2,426,156
Tanger Properties LP:
6.125% 6/1/20	4,625,000	5,188,057
6.15% 11/15/15	349,000	386,352
		89,121,427
Thrifts & Mortgage Finance - 0.2%
Bank of America Corp.:
3.75% 7/12/16	1,850,000	1,713,298
6.5% 8/1/16	3,000,000	3,021,801
First Niagara Financial Group, Inc. 6.75% 3/19/20	3,095,000	3,258,107
		7,993,206
TOTAL FINANCIALS		457,461,995
HEALTH CARE - 0.5%
Biotechnology - 0.1%
Amgen, Inc. 5.15% 11/15/41	4,000,000	4,138,428
Health Care Providers & Services - 0.4%
Aristotle Holding, Inc. 4.75% 11/15/21 (c)	3,953,000	4,088,845
Express Scripts, Inc.:
3.125% 5/15/16	3,450,000	3,469,827
5.25% 6/15/12	3,016,000	3,073,129
6.25% 6/15/14	1,108,000	1,207,870
Medco Health Solutions, Inc. 4.125% 9/15/20	2,723,000	2,712,427
		14,552,098
TOTAL HEALTH CARE		18,690,526
INDUSTRIALS - 0.5%
Airlines - 0.3%
Continental Airlines, Inc.:
6.648% 3/15/19	1,356,055	1,384,804
6.795% 2/2/20	2,140,621	2,046,861
Northwest Airlines, Inc. pass-thru trust certificates 7.027% 11/1/19	2,770,388	2,822,195
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Airlines - continued
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	$ 1,028,020	$ 997,046
8.36% 1/20/19	4,052,222	4,011,700
		11,262,606
Industrial Conglomerates - 0.2%
General Electric Co. 5.25% 12/6/17	7,130,000	8,185,654
TOTAL INDUSTRIALS		19,448,260
INFORMATION TECHNOLOGY - 0.0%
Office Electronics - 0.0%
Xerox Corp. 4.5% 5/15/21	1,347,000	1,364,617
MATERIALS - 0.9%
Chemicals - 0.5%
Dow Chemical Co.:
4.125% 11/15/21	3,587,000	3,677,805
4.25% 11/15/20	1,931,000	2,006,417
4.85% 8/15/12	3,520,000	3,601,316
5.25% 11/15/41	1,786,000	1,874,927
7.6% 5/15/14	7,213,000	8,157,492
		19,317,957
Metals & Mining - 0.4%
Anglo American Capital PLC 9.375% 4/8/14 (c)	2,675,000	3,053,938
ArcelorMittal SA 3.75% 3/1/16	996,000	945,669
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (c)	3,750,000	3,792,188
Rio Tinto Finance Ltd. (United States) 3.75% 9/20/21	2,525,000	2,644,776
Vale Overseas Ltd. 6.25% 1/23/17	3,115,000	3,511,113
		13,947,684
TOTAL MATERIALS		33,265,641
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.:
6.3% 1/15/38	364,000	446,083
6.8% 5/15/36	10,939,000	13,826,229
CenturyLink, Inc.:
6.15% 9/15/19	1,562,000	1,568,660
6.45% 6/15/21	4,979,000	4,986,429
7.6% 9/15/39	488,000	478,151
Embarq Corp. 7.995% 6/1/36	1,808,000	1,870,779
Telefonica Emisiones SAU:
5.462% 2/16/21	2,456,000	2,342,855
5.855% 2/4/13	1,438,000	1,462,232

	Principal Amount	Value
Verizon Communications, Inc.:
6.1% 4/15/18	$ 2,190,000	$ 2,630,286
6.25% 4/1/37	1,380,000	1,699,517
6.9% 4/15/38	2,420,000	3,228,708
		34,539,929
Wireless Telecommunication Services - 0.5%
America Movil SAB de CV 2.375% 9/8/16	5,411,000	5,397,115
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14	3,759,000	4,060,867
5.875% 10/1/19	4,711,000	5,301,128
6.35% 3/15/40	1,471,000	1,670,406
Vodafone Group PLC 5% 12/16/13	2,775,000	2,978,013
		19,407,529
TOTAL TELECOMMUNICATION SERVICES		53,947,458
UTILITIES - 3.0%
Electric Utilities - 1.6%
Alabama Power Co. 3.375% 10/1/20	2,167,000	2,292,636
Ameren Illinois Co. 6.125% 11/15/17	1,465,000	1,715,185
AmerenUE 6.4% 6/15/17	3,819,000	4,565,943
Commonwealth Edison Co. 1.625% 1/15/14	4,011,000	4,040,497
Duke Energy Carolinas LLC 4.25% 12/15/41	1,749,000	1,825,806
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (c)	2,580,000	2,662,250
6.4% 9/15/20 (c)	6,054,000	6,435,493
Edison International 3.75% 9/15/17	2,401,000	2,471,340
EDP Finance BV:
4.9% 10/1/19 (c)	1,100,000	839,080
6% 2/2/18 (c)	1,864,000	1,567,585
FirstEnergy Corp. 7.375% 11/15/31	4,457,000	5,473,058
FirstEnergy Solutions Corp.:
4.8% 2/15/15	990,000	1,056,769
6.05% 8/15/21	3,642,000	4,040,016
LG&E and KU Energy LLC:
2.125% 11/15/15	2,670,000	2,630,108
3.75% 11/15/20	525,000	529,801
Nevada Power Co. 6.5% 5/15/18	3,165,000	3,796,588
Pacific Gas & Electric Co. 3.25% 9/15/21	585,000	593,363
Pennsylvania Electric Co. 6.05% 9/1/17	2,905,000	3,324,921
Pepco Holdings, Inc. 2.7% 10/1/15	2,535,000	2,568,100
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Progress Energy, Inc.:
4.4% 1/15/21	$ 4,274,000	$ 4,709,397
5.625% 1/15/16	2,000,000	2,284,980
Wisconsin Electric Power Co. 2.95% 9/15/21	679,000	691,751
		60,114,667
Gas Utilities - 0.0%
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21	1,182,000	1,215,538
Independent Power Producers & Energy Traders - 0.3%
Exelon Generation Co. LLC 6.2% 10/1/17	6,685,000	7,678,632
PPL Energy Supply LLC:
6.2% 5/15/16	1,229,000	1,370,946
6.5% 5/1/18	2,640,000	3,001,009
PSEG Power LLC 2.75% 9/15/16	919,000	923,703
		12,974,290
Multi-Utilities - 1.1%
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40	1,395,000	1,746,681
Dominion Resources, Inc.:
2.8793% 9/30/66 (i)	9,626,000	8,089,402
6.25% 6/30/12	1,938,000	1,989,014
MidAmerican Energy Holdings, Co.:
5.875% 10/1/12	2,880,000	2,981,477
6.5% 9/15/37	1,334,000	1,672,002
National Grid PLC 6.3% 8/1/16	4,181,000	4,798,785
NiSource Finance Corp.:
4.45% 12/1/21	1,622,000	1,656,748
5.4% 7/15/14	3,885,000	4,215,656
5.45% 9/15/20	613,000	678,757
5.8% 2/1/42	2,085,000	2,176,859
5.95% 6/15/41	3,834,000	4,107,334
6.25% 12/15/40	837,000	911,044
6.4% 3/15/18	2,760,000	3,172,769
San Diego Gas & Electric Co. 3% 8/15/21	992,000	1,019,749
Wisconsin Energy Corp. 6.25% 5/15/67 (i)	1,426,000	1,426,713
		40,642,990
TOTAL UTILITIES		114,947,485
TOTAL NONCONVERTIBLE BONDS (Cost $884,240,171)		945,554,654
U.S. Government and Government Agency Obligations - 28.4%
	Principal Amount	Value
U.S. Government Agency Obligations - 1.1%
Fannie Mae Guaranteed Mortgage pass-thru certificates:
0.625% 10/30/14	$ 619,000	$ 619,761
0.75% 12/19/14	195,000	195,605
0.875% 8/28/14	2,750,000	2,772,484
Freddie Mac:
0.375% 11/27/13	30,614,000	30,570,344
0.625% 12/29/14	97,000	96,929
1% 7/30/14	1,456,000	1,471,924
1% 8/27/14	1,511,000	1,525,979
Tennessee Valley Authority 5.375% 4/1/56	2,375,000	3,207,058
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A, 7.63% 8/1/14	200,000	201,140
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		40,661,224
U.S. Treasury Inflation Protected Obligations - 2.7%
U.S. Treasury Inflation-Indexed Bonds:
2.125% 2/15/40 (f)	27,385,310	36,736,584
2.125% 2/15/41	6,710,660	9,069,246
2.5% 1/15/29	8,437,280	11,255,092
U.S. Treasury Inflation-Indexed Notes:
1.125% 1/15/21	39,940,105	44,543,017
1.375% 1/15/20	5,236	5,960
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		101,609,899
U.S. Treasury Obligations - 24.6%
U.S. Treasury Bonds 4.375% 5/15/41	131,844,000	171,397,200
U.S. Treasury Notes:
0.5% 8/15/14	20,970,000	21,068,307
0.875% 11/30/16	42,223,000	42,358,240
1% 9/30/16	9,736,000	9,839,445
2% 11/15/21	29,650,000	29,974,312
2.125% 8/15/21	17,270,000	17,704,444
2.375% 8/31/14	115,000,000	121,154,340
2.375% 2/28/15	41,183,000	43,705,459
2.625% 7/31/14 (f)	245,000,000	259,393,726
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.625% 12/31/14	$ 55,045,000	$ 58,713,254
3.125% 5/15/21	143,205,000	159,819,071
TOTAL U.S. TREASURY OBLIGATIONS		935,127,798
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $988,545,627)		1,077,398,921
U.S. Government Agency - Mortgage Securities - 38.4%

Fannie Mae Guaranteed Mortgage pass-thru certificates - 24.6%
1.67% 9/1/33 (i)	710,809	736,546
1.807% 5/1/34 (i)	1,222,299	1,261,003
1.946% 7/1/35 (i)	45,796	48,100
1.96% 10/1/33 (i)	48,339	50,451
2.05% 3/1/35 (i)	19,527	20,615
2.11% 10/1/33 (i)	1,046,769	1,088,555
2.301% 7/1/34 (i)	57,800	61,231
2.303% 6/1/36 (i)	101,216	107,298
2.424% 10/1/33 (i)	91,062	96,162
2.457% 3/1/35 (i)	63,743	67,106
2.474% 11/1/36 (i)	1,319,802	1,405,589
2.478% 8/1/36 (i)	1,776,301	1,867,453
2.5% 7/1/35 (i)	118,450	125,814
2.537% 2/1/36 (i)	1,122,101	1,172,553
2.623% 5/1/36 (i)	400,730	419,662
2.635% 7/1/37 (i)	231,692	246,752
2.654% 5/1/35 (i)	232,880	245,621
2.695% 12/1/35 (i)	525,216	558,213
2.702% 9/1/36 (i)	1,126,250	1,199,456
3% 1/1/27 (e)	9,000,000	9,295,118
3.5% 1/1/26 to 3/1/41	13,993,407	14,733,546
3.5% 1/1/27 (e)	16,400,000	17,149,121
3.5% 1/1/27 (e)	16,400,000	17,149,121
3.791% 6/1/40 (i)	1,655,684	1,726,746
4% 11/1/26 to 11/1/41	134,830,973	142,033,195
4% 9/1/41	265,492	279,363
4% 10/1/41	7,495,660	7,900,151
4% 10/1/41	249,229	262,679
4% 1/1/42 (e)	35,400,000	37,185,852
4% 1/1/42 (e)	37,000,000	38,866,569

	Principal Amount	Value
4.5% 4/1/18 to 11/1/41	$ 207,069,697	$ 221,376,725
4.5% 1/1/27 (e)	9,600,000	10,232,331
4.5% 1/1/42 (e)	33,600,000	35,762,308
5% 2/1/18 to 6/1/40	88,921,077	96,168,712
5.5% 11/1/17 to 3/1/39	111,001,841	120,888,839
5.5% 1/1/42 (e)	13,000,000	14,155,890
6% 6/1/14 to 11/1/39	117,210,821	128,901,939
6.5% 6/1/13 to 2/1/36	4,816,058	5,244,894
7% 3/1/15 to 8/1/32	1,692,442	1,924,724
7.5% 7/1/16 to 11/1/31	1,414,926	1,656,045
8% 1/1/30 to 5/1/30	46,659	55,621
8.5% 3/1/25 to 6/1/25	797	955
TOTAL FANNIE MAE GUARANTEED MORTGAGE PASS-THRU CERTIFICATES		933,728,624
Freddie Mac - 6.9%
2.081% 4/1/35 (i)	862,606	912,457
2.125% 3/1/36 (i)	182,234	191,980
2.499% 1/1/35 (i)	193,529	199,835
2.906% 3/1/33 (i)	17,706	18,857
2.91% 11/1/35 (i)	382,060	406,622
3.135% 10/1/35 (i)	144,193	153,588
4% 12/1/40 to 10/1/41	7,970,220	8,404,791
4% 9/1/41	946,925	997,617
4% 1/1/42 (e)	37,500,000	39,327,341
4.5% 7/1/25 to 10/1/41	79,040,195	84,009,732
4.5% 1/1/42 (e)	14,000,000	14,841,898
5% 7/1/35 to 9/1/40	32,544,777	35,167,744
5.5% 1/1/38 to 1/1/40	51,362,744	55,625,322
5.5% 1/1/42 (e)	13,700,000	14,856,053
6% 4/1/32 to 8/1/37	5,762,179	6,366,327
7.5% 5/1/17 to 11/1/31	142,603	165,429
8% 7/1/17 to 5/1/27	9,327	10,665
8.5% 3/1/20 to 1/1/28	127,586	150,476
TOTAL FREDDIE MAC		261,806,734
Ginnie Mae - 6.9%
3.5% 1/15/41 to 2/15/41	1,717,366	1,797,004
3.5% 1/1/42 (e)	12,000,000	12,534,901
4% 1/15/25 to 12/15/41 (e)	52,739,344	56,691,106
4% 1/1/42 (e)	24,000,000	25,745,122
4% 1/1/42 (e)	400,000	429,085
4.5% 5/15/39 to 4/20/41	63,176,035	69,049,768
4.5% 1/1/42 (e)	2,800,000	3,051,505
5% 3/15/39 to 8/15/41 (e)	54,053,331	60,019,423
5% 9/15/41 (e)	897,543	994,379
5% 1/1/42 (e)	15,100,000	16,728,295
5% 1/1/42 (e)	1,700,000	1,883,318
6% 3/15/29 to 11/15/34	6,004,460	6,811,239
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Ginnie Mae - continued
6.5% 10/15/34 to 11/15/35	$ 402,980	$ 462,375
7% 1/15/28 to 7/15/32	2,858,268	3,276,123
7.5% 4/15/22 to 10/15/28	711,717	821,413
8% 2/15/17 to 9/15/30	57,771	67,035
8.5% 12/15/16 to 3/15/30	11,780	13,463
TOTAL GINNIE MAE		260,375,554
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,432,875,930)		1,455,910,912
Asset-Backed Securities - 2.3%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7636% 4/25/35 (i)	451,680	246,481
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE2 Class M2, 0.7436% 4/25/35 (i)	40,770	39,537
Advanta Business Card Master Trust Series 2006-C1 Class C1, 0.6758% 10/20/14 (i)	169,000	1,690
Airspeed Ltd. Series 2007-1A Class C1, 2.7783% 6/15/32 (c)(i)	2,643,255	1,361,277
Ally Auto Receivables Trust:
Series 2009-A:
Class A3, 2.33% 6/17/13 (c)	750,851	754,273
Class A4, 3% 10/15/15 (c)	1,600,000	1,630,343
Series 2010-5 Class A4, 1.75% 3/15/16	1,430,000	1,447,664
Series 2011-1 Class A4, 2.23% 3/15/16	6,420,000	6,578,167
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (c)	3,400,000	3,456,098
Series 2011-1 Class A2, 2.15% 1/15/16	3,150,000	3,183,851
Series 2011-3 Class A2, 1.81% 5/15/16	2,760,000	2,773,072
AmeriCredit Automobile Receivables Trust Series 2011-1 Class A3, 1.39% 9/8/15	2,660,000	2,671,039
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9936% 12/25/33 (i)	29,859	23,355
Series 2004-R2 Class M3, 0.8436% 4/25/34 (i)	47,022	14,847
Series 2005-R2 Class M1, 0.7436% 4/25/35 (i)	727,000	643,946

	Principal Amount	Value
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.0372% 3/25/34 (i)	$ 16,878	$ 11,273
Series 2004-W11 Class M2, 0.9936% 11/25/34 (i)	198,000	137,831
Series 2004-W7 Class M1, 0.8436% 5/25/34 (i)	209,000	149,783
Series 2006-W4 Class A2C, 0.4536% 5/25/36 (i)	474,181	122,330
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 1.1186% 4/25/34 (i)	902,083	613,577
Bank of America Auto Trust Series 2009-1A Class A4, 3.52% 6/15/16 (c)	3,100,000	3,154,498
BMW Vehicle Lease Trust Series 2010-1 Class A3, 0.82% 4/15/13	5,250,000	5,249,069
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.5838% 12/25/24 (i)	493,407	434,198
Carmax Auto Owner Trust Series 2011-1 Class A3, 1.29% 9/15/15	2,760,000	2,774,199
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5936% 7/25/36 (i)	402,000	14,786
Series 2007-RFC1 Class A3, 0.4336% 12/25/36 (i)	635,000	196,780
Chrysler Financial Auto Securitization Trust Series 2010-A Class A3, 0.91% 8/8/13	6,300,000	6,301,721
Citibank Credit Card Issuance Trust Series 2009-A5 Class A5, 2.25% 12/23/14	12,500,000	12,684,690
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4035% 3/25/32 (MGIC Investment Corp. Insured) (i)	40,946	3,088
Series 2004-3 Class M4, 1.2636% 4/25/34 (i)	56,336	27,234
Series 2004-4 Class M2, 1.0886% 6/25/34 (i)	207,174	93,106
Series 2005-3 Class MV1, 0.7136% 8/25/35 (i)	129,199	126,373
Series 2005-AB1 Class A2, 0.5036% 8/25/35 (i)	3,230	3,224
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.7513% 5/28/35 (i)	13,702	8,735
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.4686% 8/25/34 (i)	102,000	59,562
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.1186% 3/25/34 (i)	5,606	687
Asset-Backed Securities - continued
	Principal Amount	Value
Ford Credit Auto Lease Trust Series 2010-B Class A3, 0.91% 7/15/13 (c)	$ 5,190,000	$ 5,191,778
Ford Credit Auto Owner Trust:
Series 2009-D:
Class A3, 2.17% 10/15/13	734,023	737,774
Class A4, 2.98% 8/15/14	1,800,000	1,839,452
Series 2010-B Class A3, 0.98% 10/15/14	3,356,069	3,361,786
Ford Credit Floorplan Master Owner Trust Series 2010-5 Class A1, 1.5% 9/15/15	3,580,000	3,585,844
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.7836% 1/25/35 (i)	334,000	99,705
Class M4, 0.9736% 1/25/35 (i)	128,000	29,336
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.8861% 2/25/47 (c)(i)	829,000	414,500
GE Business Loan Trust Series 2003-1 Class A, 0.7083% 4/15/31 (c)(i)	80,277	76,389
GSAMP Trust:
Series 2004-AR1:
Class B4, 4.8751% 6/25/34 (c)(i)	140,338	40,015
Class M1, 0.9436% 6/25/34 (i)	772,000	476,478
Series 2007-HE1 Class M1, 0.5436% 3/25/47 (i)	289,000	11,060
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.8436% 9/25/46 (c)(i)	538,000	70,908
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.5836% 8/25/33 (i)	248,220	194,766
Series 2003-5 Class A2, 0.9936% 12/25/33 (i)	11,595	7,955
Series 2005-5 Class 2A2, 0.5436% 11/25/35 (i)	7,010	6,970
Series 2006-1 Class 2A3, 0.5186% 4/25/36 (i)	154,916	153,170
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.5749% 3/20/36 (i)	220,749	178,905
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4836% 1/25/37 (i)	436,000	144,643
Hyundai Auto Receivables Trust Series 2009-A Class A3, 2.03% 8/15/13	815,069	818,285
JPMorgan Mortgage Acquisition Trust Series 2007-CH1:
Class AV4, 0.4236% 11/25/36 (i)	438,000	365,669
Class MV1, 0.5236% 11/25/36 (i)	356,000	173,532

	Principal Amount	Value
Keycorp Student Loan Trust Series 1999-A Class A2, 0.9038% 12/27/29 (i)	$ 209,085	$ 182,963
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.3736% 6/25/34 (i)	30,272	19,005
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.5536% 10/25/36 (i)	158,000	4,359
Series 2007-HE1 Class M1, 0.5936% 5/25/37 (i)	249,000	6,087
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.2686% 7/25/34 (i)	30,884	20,866
Series 2006-FM1 Class A2B, 0.4036% 4/25/37 (i)	497,020	359,253
Series 2006-OPT1 Class A1A, 0.5536% 6/25/35 (i)	516,281	368,015
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.6336% 8/25/34 (i)	20,187	14,709
Series 2004-NC8 Class M6, 1.5436% 9/25/34 (i)	100,003	56,961
Series 2005-NC1 Class M1, 0.7336% 1/25/35 (i)	141,000	89,004
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.8036% 9/25/35 (i)	503,000	217,110
Series 2005-D Class M2, 0.7636% 2/25/36 (i)	105,000	9,826
Nissan Auto Receivables Owner Trust Series 2010-A Class A4, 1.31% 9/15/16	2,140,000	2,153,964
Ocala Funding LLC Series 2006-1A Class A, 1.6849% 3/20/11 (b)(c)(i)	414,000	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.5436% 9/25/34 (i)	188,000	64,733
Class M4, 1.7436% 9/25/34 (i)	241,000	54,083
Series 2005-WCH1:
Class M2, 0.8136% 1/25/36 (i)	1,972,000	1,693,847
Class M3, 0.8536% 1/25/36 (i)	168,000	104,532
Class M4, 1.1236% 1/25/36 (i)	520,000	192,007
Series 2005-WHQ2 Class M7, 1.5436% 5/25/35 (i)	736,833	4,780
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0936% 4/25/33 (i)	1,796	1,454
Asset-Backed Securities - continued
	Principal Amount	Value
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0886% 3/25/35 (i)	$ 481,647	$ 299,405
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4048% 3/20/19 (FGIC Insured) (c)(i)	164,772	157,716
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.4963% 6/15/33 (i)	448,000	215,954
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 2.0186% 9/25/34 (i)	23,321	9,003
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.1536% 9/25/34 (i)	10,148	7,220
Volkswagen Auto Lease Trust Series 2010-A Class A3, 0.99% 11/20/13	5,630,000	5,638,092
Whinstone Capital Management Ltd. Series 1A Class B3, 2.2183% 10/25/44 (c)(i)	630,180	277,279
TOTAL ASSET-BACKED SECURITIES (Cost $91,083,708)		87,193,531
Collateralized Mortgage Obligations - 1.1%

Private Sponsor - 0.9%
Banc of America Mortgage Securities, Inc.:
Series 2004-B Class 1A1, 2.7465% 3/25/34 (i)	19,735	16,388
Series 2005-E Class 2A7, 2.8416% 6/25/35 (i)	2,680,000	1,718,651
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.8536% 1/25/35 (i)	687,769	485,652
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 2.7533% 2/25/37 (i)	350,631	312,058
Series 2007-A2 Class 2A1, 2.7671% 7/25/37 (i)	187,958	184,925
Citigroup Mortgage Loan Trust Series 2004-UST1 Class A4, 2.2695% 8/25/34 (i)	2,069,311	2,031,674
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 2.7759% 11/25/34 (i)	692,952	590,972
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 1.4849% 12/20/54 (c)(i)	2,117,000	1,084,963
Series 2006-2 Class C1, 1.2249% 12/20/54 (i)	1,885,000	966,063
Series 2006-3 Class C2, 0.7849% 12/20/54 (i)	396,000	202,950

	Principal Amount	Value
Series 2006-4:
Class B1, 0.4649% 12/20/54 (i)	$ 1,059,000	$ 868,380
Class C1, 1.0449% 12/20/54 (i)	647,000	331,588
Class M1, 0.6249% 12/20/54 (i)	279,000	202,275
Series 2007-1:
Class 1C1, 0.8849% 12/20/54 (i)	654,000	335,175
Class 1M1, 0.5849% 12/20/54 (i)	425,000	308,125
Class 2C1, 1.2449% 12/20/54 (i)	298,000	152,725
Class 2M1, 0.7849% 12/20/54 (i)	546,000	395,850
Series 2007-2 Class 2C1, 0.7146% 12/17/54 (i)	757,000	387,963
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.8592% 1/20/44 (i)	151,584	97,105
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (i)	6,099,246	6,407,167
JPMorgan Mortgage Trust:
Series 2004-A5 Class 2A1, 2.3733% 12/25/34 (i)	632,979	555,477
Series 2006-A2 Class 5A1, 2.6481% 11/25/33 (i)	775,425	691,159
Series 2007-A1 Class 1A1, 2.8092% 7/25/35 (i)	1,926,149	1,637,354
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.5036% 5/25/47 (i)	299,074	184,604
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4636% 2/25/37 (i)	444,647	290,037
Merrill Lynch Floating Trust floater Series 2006-1:
Class C, 0.468% 6/15/22 (c)(i)	449,000	438,898
Class D, 0.478% 6/15/22 (c)(i)	173,000	168,675
Class E, 0.488% 6/15/22 (c)(i)	276,000	268,410
Class F, 0.518% 6/15/22 (c)(i)	498,000	483,060
Class G, 0.588% 6/15/22 (c)(i)	103,000	99,653
Class H, 0.608% 6/15/22 (c)(i)	207,000	199,755
Class J, 0.648% 6/15/22 (c)(i)	242,000	232,925
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5836% 7/25/35 (i)	717,264	542,379
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5936% 3/25/37 (i)	861,000	33,064
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 2.6531% 10/25/35 (i)	1,395,452	1,029,802
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.6263% 7/10/35 (c)(i)	$ 239,380	$ 154,664
Residential Asset Mortgage Products, Inc. sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	47,660	50,490
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7436% 6/25/33 (c)(i)	63,908	58,966
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.275% 7/20/34 (i)	12,620	8,401
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4572% 9/25/36 (i)	1,153,000	854,259
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-H Class A1, 2.7436% 6/25/34 (i)	557,916	518,230
Series 2005-AR10 Class 2A2, 2.703% 6/25/35 (i)	2,340,823	2,050,893
Series 2005-AR12:
Class 2A5, 2.705% 7/25/35 (i)	3,269,322	2,823,907
Class 2A6, 2.705% 7/25/35 (i)	3,063,115	2,611,048
Series 2005-AR3 Class 2A1, 2.6974% 3/25/35 (i)	632,268	535,613
TOTAL PRIVATE SPONSOR		33,602,372
U.S. Government Agency - 0.2%
Fannie Mae Guaranteed Mortgage pass-thru certificates planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	1,417,148	1,559,138
Series 1999-57 Class PH, 6.5% 12/25/29	1,047,268	1,169,405
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class Series 2002-9 Class PC, 6% 3/25/17	139,075	149,825
sequential payer Series 2004-86 Class KC, 4.5% 5/25/19	253,109	262,351

	Principal Amount	Value
Freddie Mac Multi-class participation certificates guaranteed planned amortization class Series 2500 Class TE, 5.5% 9/15/17	$ 3,376,173	$ 3,615,772
Ginnie Mae guaranteed REMIC pass-thru certificates Series 2007-35 Class SC, 38.5047% 6/16/37 (i)(k)	124,008	240,020
TOTAL U.S. GOVERNMENT AGENCY		6,996,511
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $42,805,544)		40,598,883
Commercial Mortgage Securities - 6.3%

Asset Securitization Corp. Series 1997-D5:
Class A2, 7.08% 2/14/43 (i)	1,435,000	1,461,027
Class A3, 7.13% 2/14/43 (i)	1,545,000	1,581,749
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.9029% 5/10/45 (i)	1,839,138	1,948,097
Series 2006-5:
Class A2, 5.317% 9/10/47	7,446,514	7,526,229
Class A3, 5.39% 9/10/47	1,985,000	2,075,161
Series 2007-2:
Class B, 5.6425% 4/10/49 (i)	485,000	130,913
Class C, 5.8173% 4/10/49 (i)	1,290,000	301,888
Class D, 5.8173% 4/10/49 (i)	650,000	117,033
Series 2007-3 Class A3, 5.8009% 6/10/49 (i)	6,100,000	6,361,251
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2005-1 Class A3, 4.877% 11/10/42	579,891	579,495
Series 2007-1 Class A2, 5.381% 1/15/49	739,242	738,299
Series 2001-3 Class H, 6.562% 4/11/37 (c)	4,889,139	4,887,183
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class F, 0.7483% 3/15/22 (c)(i)	217,000	206,150
Class G, 0.8083% 3/15/22 (c)(i)	141,000	131,130
Series 2006-BIX1:
Class F, 0.5883% 10/15/19 (c)(i)	558,000	518,940
Class G, 0.6083% 10/15/19 (c)(i)	380,000	336,300
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust:
floater:
Series 2004-1:
Class A, 0.6536% 4/25/34 (c)(i)	$ 440,694	$ 342,134
Class B, 2.1936% 4/25/34 (c)(i)	34,632	19,796
Class M1, 0.8536% 4/25/34 (c)(i)	28,219	20,037
Class M2, 1.4936% 4/25/34 (c)(i)	25,287	17,504
Series 2004-2:
Class A, 0.7236% 8/25/34 (c)(i)	344,887	267,927
Class M1, 0.8736% 8/25/34 (c)(i)	55,701	40,534
Series 2004-3:
Class A1, 0.6636% 1/25/35 (c)(i)	700,939	526,847
Class A2, 0.7136% 1/25/35 (c)(i)	91,240	64,005
Class M1, 0.7936% 1/25/35 (c)(i)	93,387	62,078
Class M2, 1.2936% 1/25/35 (c)(i)	60,379	36,184
Series 2005-2A:
Class A1, 0.6036% 8/25/35 (c)(i)	389,654	298,094
Class M1, 0.7236% 8/25/35 (c)(i)	28,891	16,671
Class M2, 0.7736% 8/25/35 (c)(i)	47,519	25,541
Class M3, 0.7936% 8/25/35 (c)(i)	26,230	13,901
Series 2005-3A:
Class A1, 0.6136% 11/25/35 (c)(i)	215,488	161,256
Class A2, 0.6936% 11/25/35 (c)(i)	139,629	105,023
Series 2005-4A:
Class A2, 0.6836% 1/25/36 (c)(i)	746,466	515,252
Class M1, 0.7436% 1/25/36 (c)(i)	156,186	87,278
Class M2, 0.7636% 1/25/36 (c)(i)	47,118	24,162
Class M3, 0.7936% 1/25/36 (c)(i)	68,495	32,335
Series 2006-1 Class A2, 0.6536% 4/25/36 (c)(i)	74,942	54,883
Series 2006-2A:
Class A1, 0.5236% 7/25/36 (c)(i)	730,432	538,727
Class A2, 0.5736% 7/25/36 (c)(i)	65,932	42,550
Class M1, 0.6036% 7/25/36 (c)(i)	69,229	39,110

	Principal Amount	Value
Class M2, 0.6236% 7/25/36 (c)(i)	$ 48,978	$ 25,269
Class M6, 0.8336% 7/25/36 (c)(i)	49,920	15,163
Series 2006-3A:
Class M5, 0.7736% 10/25/36 (c)(i)	64,655	6,789
Class M6, 0.8536% 10/25/36 (c)(i)	126,260	9,469
Series 2006-4A:
Class A1, 0.5236% 12/25/36 (c)(i)	461,734	281,658
Class A2, 0.5636% 12/25/36 (c)(i)	1,029,059	607,145
Class M1, 0.5836% 12/25/36 (c)(i)	74,570	30,596
Series 2007-1:
Class A2, 0.5636% 3/25/37 (c)(i)	198,139	85,200
Class B3, 3.6436% 3/25/37 (c)(i)	22,055	441
Series 2007-2A:
Class A1, 0.5636% 7/25/37 (c)(i)	186,365	106,469
Class A2, 0.6136% 7/25/37 (c)(i)	174,438	68,127
Class B1, 1.8936% 7/25/37 (c)(i)	164,001	7,471
Class B2, 2.5436% 7/25/37 (c)(i)	97,204	3,195
Class M2, 0.7036% 7/25/37 (c)(i)	96,910	12,231
Class M3, 0.7836% 7/25/37 (c)(i)	96,910	10,247
Class M4, 0.9436% 7/25/37 (c)(i)	205,001	18,107
Class M5, 1.0436% 7/25/37 (c)(i)	182,638	13,656
Class M6, 1.2936% 7/25/37 (c)(i)	227,365	13,791
Series 2007-3:
Class A2, 0.5836% 7/25/37 (c)(i)	286,301	99,722
Class B1, 1.2436% 7/25/37 (c)(i)	132,324	12,783
Class B2, 1.8936% 7/25/37 (c)(i)	462,532	31,421
Class B3, 4.2936% 7/25/37 (c)(i)	90,466	3,000
Class M1, 0.6036% 7/25/37 (c)(i)	117,287	35,171
Class M2, 0.6336% 7/25/37 (c)(i)	123,302	31,385
Class M3, 0.6636% 7/25/37 (c)(i)	269,459	58,767
Class M4, 0.7936% 7/25/37 (c)(i)	425,842	79,113
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-3:
Class M5, 0.8936% 7/25/37 (c)(i)	$ 159,390	$ 25,882
Class M6, 1.0936% 7/25/37 (c)(i)	120,294	14,658
Series 2007-4A:
Class B1, 2.8436% 9/25/37 (c)(i)	233,022	3,495
Class B2, 3.7436% 9/25/37 (c)(i)	24,948	249
Class M4, 1.8936% 9/25/37 (c)(i)	750,491	30,020
Class M5, 2.0436% 9/25/37 (c)(i)	750,491	22,515
Class M6, 2.2436% 9/25/37 (c)(i)	750,491	15,010
Series 2004-1, Class IO, 1.25% 4/25/34 (c)(j)	1,258,218	44,667
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.9283% 3/15/19 (c)(i)	148,890	142,357
Class J, 1.1283% 3/15/19 (c)(i)	143,000	122,396
Series 2007-BBA8:
Class D, 0.5283% 3/15/22 (c)(i)	147,000	133,266
Class E, 0.5783% 3/15/22 (c)(i)	763,000	686,374
Class F, 0.6283% 3/15/22 (c)(i)	468,000	412,108
Class G, 0.6783% 3/15/22 (c)(i)	120,000	104,313
Class H, 0.8283% 3/15/22 (c)(i)	147,000	124,843
Class J, 0.9783% 3/15/22 (c)(i)	147,000	114,553
Series 2006-PW13 Class A3, 5.518% 9/11/41	2,010,000	2,108,798
Series 2007-PW16:
Class B, 5.9043% 6/11/40 (c)(i)	1,405,000	665,849
Class C, 5.9043% 6/11/40 (c)(i)	1,170,000	413,009
Class D, 5.9043% 6/11/40 (c)(i)	1,170,000	321,942
C-BASS Trust floater Series 2006-SC1 Class A, 0.5636% 5/25/36 (c)(i)	268,604	212,261

	Principal Amount	Value
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.6063% 8/15/21 (c)(i)	$ 156,000	$ 151,224
Class H, 0.6463% 8/15/21 (c)(i)	125,000	115,406
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	3,810,000	4,231,893
Series 2007-C6 Class A1, 5.622% 12/10/49 (i)	3,050,935	3,050,069
Series 2007-FL3A Class A2, 0.4183% 4/15/22 (c)(i)	2,595,000	2,445,393
Series 2008-C7 Class A2B, 6.2744% 12/10/49 (i)	6,933,340	7,167,347
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	2,960,000	3,139,533
Series 2007-CD4 Class A3, 5.293% 12/11/49	6,065,000	6,451,025
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class G, 0.8283% 4/15/17 (c)(i)	28,059	25,552
Class H, 0.8983% 4/15/17 (c)(i)	60,000	50,439
Class J, 1.1283% 4/15/17 (c)(i)	46,000	33,120
Series 2005-FL11:
Class F, 0.7283% 11/15/17 (c)(i)	65,513	57,652
Class G, 0.7783% 11/15/17 (c)(i)	45,227	39,348
sequential payer Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (c)	2,775,000	2,694,758
Class AJFX, 5.478% 2/5/19 (c)	2,110,000	2,094,076
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A2, 5.448% 1/15/49 (i)	3,784,098	3,820,648
Series 2007-C3 Class A4, 5.9037% 6/15/39 (i)	3,750,000	3,936,825
Series 2006-C4 Class AAB, 5.439% 9/15/39	3,385,979	3,468,620
Series 2007-C5 Class A4, 5.695% 9/15/40 (i)	2,750,000	2,869,177
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1:
Class A3, 4.321% 1/15/37	$ 291,128	$ 292,546
Class A4, 4.75% 1/15/37	3,035,000	3,179,257
Series 2001-CKN5 Class AX, 1.9234% 9/15/34 (c)(i)(j)	4,518,716	6,615
Series 2002-CP3 Class G, 6.639% 7/15/35 (c)	250,000	244,560
Series 2006-C1 Class A3, 5.5807% 2/15/39 (i)	2,735,265	2,892,947
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1:
Class B, 0.4283% 2/15/22 (c)(i)	3,470,000	3,018,900
Class C:
0.4483% 2/15/22 (c)(i)	657,000	565,020
0.5483% 2/15/22 (c)(i)	234,000	198,900
Class F, 0.5983% 2/15/22 (c)(i)	469,000	393,960
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	4,470,000	4,704,903
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4614% 11/5/21 (c)(i)	3,490,000	3,363,557
sequential payer Series 2007-GG11 Class A2, 5.597% 12/10/49	13,805,000	14,163,695
Series 2006-GG7 Class A3, 6.0734% 7/10/38 (i)	3,460,000	3,458,588
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class E, 0.6403% 6/6/20 (c)(i)	1,821,615	1,717,570
Class F, 0.7103% 6/6/20 (c)(i)	294,000	274,356
Series 2007-EOP:
Class C, 2.1455% 3/6/20 (c)(i)	1,335,000	1,293,235
Class D, 2.3636% 3/6/20 (c)(i)	400,000	385,486
Class E, 2.6688% 3/6/20 (c)(i)	670,000	649,039
Class F, 2.8433% 3/6/20 (c)(i)	335,000	322,845
Class G, 3.0177% 3/6/20 (c)(i)	165,000	159,029
Class H, 3.5846% 3/6/20 (c)(i)	275,000	266,424
Class J, 4.4568% 3/6/20 (c)(i)	395,000	385,644

	Principal Amount	Value
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	$ 2,251,930	$ 2,271,362
Series 2006-GG6 Class A2, 5.506% 4/10/38	1,649,479	1,660,382
GS Mortgage Securities Trust sequential payer Series 2007-GG10 Class A2, 5.778% 8/10/45	4,824,843	4,904,077
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class E, 0.5583% 11/15/18 (c)(i)	75,668	65,074
Class F, 0.6083% 11/15/18 (c)(i)	113,502	96,477
Class G, 0.6383% 11/15/18 (c)(i)	98,884	81,085
Class H, 0.7783% 11/15/18 (c)(i)	75,685	59,034
sequential payer:
Series 2006-CB14 Class A3B, 5.6772% 12/12/44 (i)	3,821,435	3,918,258
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (i)	4,188,269	4,319,939
Series 2007-LDPX Class A3, 5.42% 1/15/49	3,796,000	4,103,670
Series 2005-LDP3 Class A3, 4.959% 8/15/42	3,832,500	3,929,623
Series 2007-CB19:
Class B, 5.9313% 2/12/49 (i)	755,000	257,127
Class C, 5.9313% 2/12/49 (i)	1,971,000	572,534
Class D, 5.9313% 2/12/49 (i)	2,075,000	449,267
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (i)	1,725,000	345,582
Class CS, 5.466% 1/15/49 (i)	745,000	89,786
Class ES, 5.7317% 1/15/49 (c)(i)	4,663,000	244,168
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 6.1415% 7/15/44 (i)	3,733,000	4,063,091
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	422,321	426,678
Series 2006-C6 Class A2, 5.262% 9/15/39 (i)	238,446	238,623
Series 2007-C1:
Class A3, 5.398% 2/15/40	5,000,000	5,173,090
Class A4, 5.424% 2/15/40	8,620,000	9,392,447
Series 2007-C2 Class A3, 5.43% 2/15/40	1,165,000	1,242,658
Series 2001-C3 Class B, 6.512% 6/15/36	191,287	192,505
Commercial Mortgage Securities - continued
	Principal Amount	Value
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.6183% 9/15/21 (c)(i)	$ 402,971	$ 333,523
Class G, 0.6383% 9/15/21 (c)(i)	795,609	634,627
Class H, 0.6783% 9/15/21 (c)(i)	204,773	155,149
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-KEY2 Class A2, 4.166% 8/12/39	72,224	72,489
Series 2005-MCP1 Class A2, 4.556% 6/12/43	461,492	464,988
Series 2007-C1 Class A4, 6.0234% 6/12/50 (i)	3,796,000	4,092,935
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-5 Class A3, 5.364% 8/12/48	4,298,000	4,449,393
Series 2007-6 Class A4, 5.485% 3/12/51 (i)	3,875,000	4,075,741
Series 2007-9 Class A4, 5.7% 9/12/49	5,500,000	5,853,788
Series 2006-3 Class ASB, 5.382% 7/12/46 (i)	4,333,801	4,555,449
Series 2007-7 Class B, 5.9332% 6/12/50 (i)	770,000	108,801
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.479% 7/15/19 (c)(i)	113,478	66,952
Series 2007-XCLA Class A1, 0.479% 7/17/17 (c)(i)	95,579	88,171
Series 2007-XLFA:
Class D, 0.469% 10/15/20 (c)(i)	235,000	213,539
Class E, 0.529% 10/15/20 (c)(i)	294,000	249,510
Class F, 0.579% 10/15/20 (c)(i)	176,000	133,527
Class G, 0.619% 10/15/20 (c)(i)	218,000	158,851
Class H, 0.709% 10/15/20 (c)(i)	137,000	79,278
Class J, 0.859% 10/15/20 (c)(i)	80,460	33,116
Class NHRO, 1.169% 10/15/20 (c)(i)	87,905	71,203
sequential payer:
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (i)	4,785,000	4,985,482
Series 2007-IQ13 Class A1, 5.05% 3/15/44	93,564	93,442
Series 2005-IQ9 Class X2, 1.21% 7/15/56 (c)(i)(j)	14,513,936	14,180

	Principal Amount	Value
Series 2007-HQ12 Class A2, 5.783% 4/12/49 (i)	$ 4,450,211	$ 4,544,974
Series 2007-IQ14 Class B, 5.9066% 4/15/49 (i)	2,175,000	564,413
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (c)	3,235,944	3,355,351
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class E, 0.5626% 9/15/21 (c)(i)	491,000	378,416
Class F, 0.6226% 9/15/21 (c)(i)	661,000	489,605
Class G, 0.6426% 9/15/21 (c)(i)	626,000	444,901
Class J, 0.8826% 9/15/21 (c)(i)	139,000	61,258
Series 2007-WHL8:
Class AP2, 1.0783% 6/15/20 (c)(i)	53,945	47,472
Class F, 0.7583% 6/15/20 (c)(i)	1,046,000	679,900
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (c)	424,082	426,735
Series 2007-C30:
Class A3, 5.246% 12/15/43	5,940,000	6,003,261
Class A4, 5.305% 12/15/43	3,240,000	3,384,579
Class A5, 5.342% 12/15/43	3,796,000	4,001,504
Series 2007-C31 Class A4, 5.509% 4/15/47	2,332,000	2,458,796
Series 2007-C32 Class A2, 5.9259% 6/15/49 (i)	1,093,400	1,119,359
Series 2006-C23 Class A5, 5.416% 1/15/45 (i)	3,010,000	3,297,572
Series 2007-C30 Class E, 5.553% 12/15/43 (i)	6,257,000	1,028,651
Series 2007-C31 Class C, 5.8744% 4/15/47 (i)	2,455,000	447,780
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $255,070,566)		239,232,004
Municipal Securities - 0.3%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (i)	1,200,000	1,227,192
California Gen. Oblig. 7.5% 4/1/34	2,095,000	2,513,686
Illinois Gen. Oblig.:
Series 2010, 4.421% 1/1/15	2,850,000	2,950,064
Municipal Securities - continued
	Principal Amount	Value
Illinois Gen. Oblig.: - continued
Series 2011:
5.665% 3/1/18	$ 1,885,000	$ 2,006,168
5.877% 3/1/19	1,755,000	1,889,556
TOTAL MUNICIPAL SECURITIES (Cost $9,770,647)		10,586,666
Foreign Government and Government Agency Obligations - 0.3%

Brazilian Federative Republic 5.625% 1/7/41	1,920,000	2,232,000
Chilean Republic 3.25% 9/14/21	4,140,000	4,233,150
United Mexican States:
5.875% 1/15/14	1,665,000	1,798,200
6.05% 1/11/40	2,660,000	3,251,850
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $10,645,322)		11,515,200
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $348,544)	350,000	366,182
Preferred Securities - 0.1%

FINANCIALS - 0.1%
Commercial Banks - 0.1%
Credit Suisse Ltd. (Guernsey) 5.86% (d)(i) (Cost $4,884,698)	4,785,000	3,923,248
Money Market Funds - 6.0%
	Shares
Fidelity Cash Central Fund, 0.11% (a) (Cost $227,061,250)	227,061,250	227,061,250
TOTAL INVESTMENT PORTFOLIO - 108.2% (Cost $3,947,332,007)		4,099,341,451
NET OTHER ASSETS (LIABILITIES) - (8.2)%		(308,960,335)
NET ASSETS - 100%		$ 3,790,381,116
TBA Sale Commitments
	Principal Amount	Value
Fannie Mae Guaranteed Mortgage pass-thru certificates
3.5% 1/1/27	$ (23,400,000)	$ (24,468,867)
3.5% 1/1/27	(16,400,000)	(17,149,121)
4.5% 1/1/42	(9,000,000)	(9,579,190)
5% 1/1/42	(4,900,000)	(5,294,403)
5.5% 1/1/42	(200,000)	(217,783)
TOTAL FANNIE MAE GUARANTEED MORTGAGE PASS-THRU CERTIFICATES		(56,709,364)
Freddie Mac
5.5% 1/1/42	(13,700,000)	(14,856,053)
5.5% 1/1/42	(13,700,000)	(14,856,053)
TOTAL FREDDIE MAC		(29,712,106)
Ginnie Mae
4% 1/1/42	(400,000)	(429,085)
4% 1/1/42	(400,000)	(429,085)
4% 1/1/42	(4,000,000)	(4,290,854)
4.5% 1/1/42	(100,000)	(108,982)
4.5% 1/1/42	(2,500,000)	(2,724,558)
5% 1/1/42	(1,700,000)	(1,883,318)
5% 1/1/42	(1,700,000)	(1,883,318)
5% 1/1/42	(7,600,000)	(8,419,539)
5% 1/1/42	(1,000,000)	(1,107,834)
TOTAL GINNIE MAE		(21,276,573)
TOTAL TBA SALE COMMITMENTS (Proceeds $107,292,492)		$ (107,698,043)
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swaps
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $360,000) (h)	Sept. 2037	$ 1,722,753	(1,627,498)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $598,000) (h)

	Sept. 2037	$ 1,493,053	$ (1,410,498)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $348,750) (h)	Sept. 2037	861,377	(813,749)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $701,375) (h)	Sept. 2037	1,780,178	(1,681,748)

	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $572,000) (h)

	Sept. 2037	$ 2,526,705	$ (2,386,997)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $214,000) (h)	Sept. 2037	918,802	(867,999)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $1,023,500) (h)	Sept. 2037	2,641,555	(2,495,497)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-Ca) (g)

	August 2034	$ 84,327	$ (46,918)
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34 (Rating-C) (g)	Feb. 2034	4,841	(4,565)
Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.102% 11/25/34 (Rating-C) (g)	Dec. 2034	245,904	(239,759)

	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34 (Rating-C) (g)

	Dec. 2034	$ 427,179	$ (416,504)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (g)	Sept. 2034	84,232	(63,687)
TOTAL CREDIT DEFAULT SWAPS		$ 12,790,906	$ (12,055,419)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 1.2857% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2012	80,966,000	283,446
		$ 93,756,906	$ (11,771,973)
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $170,627,313 or 4.5% of net assets.

(d) Security is perpetual in nature with no stated maturity date.
(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $13,825,759.

(g) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(h) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. In addition, the swap represents a contract in which the Fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(k) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,078
Other Information

The following is a summary of the inputs used, as of December 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 945,554,654	$ -	$ 945,554,654	$ -
U.S. Government and Government Agency Obligations	1,077,398,921	-	1,077,398,921	-
U.S. Government Agency - Mortgage Securities	1,455,910,912	-	1,455,910,912	-
Asset-Backed Securities	87,193,531	-	80,859,176	6,334,355
Collateralized Mortgage Obligations	40,598,883	-	40,411,155	187,728
Commercial Mortgage Securities	239,232,004	-	227,871,907	11,360,097
Municipal Securities	10,586,666	-	10,586,666	-
Foreign Government and Government Agency Obligations	11,515,200	-	11,515,200	-
Supranational Obligations	366,182	-	366,182	-
Preferred Securities	3,923,248	-	3,923,248	-
Money Market Funds	227,061,250	227,061,250	-	-
Total Investments in Securities:	$ 4,099,341,451	$ 227,061,250	$ 3,854,398,021	$ 17,882,180
Derivative Instruments:
Assets
Swap Agreements	$ 283,446	$ -	$ 283,446	$ -
Liabilities
Swap Agreements	$ (12,055,419)	$ -	$ (11,283,986)	$ (771,433)
Total Derivative Instruments:	$ (11,771,973)	$ -	$ (11,000,540)	$ (771,433)
Other Financial Instruments:
TBA Sale Commitments	$ (107,698,043)	$ -	$ (107,698,043)	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 14,900,634
Total Realized Gain (Loss)	68,994
Total Unrealized Gain (Loss)	(473,379)
Cost of Purchases	-
Proceeds of Sales	(2,916,473)
Amortization/Accretion	(1,108,684)
Transfers in to Level 3	11,128,906
Transfers out of Level 3	(3,717,818)
Ending Balance	$ 17,882,180
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2011	$ (721,365)
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (1,102,753)
Total Unrealized Gain (Loss)	331,320
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ (771,433)
Realized gain (loss) on Swap Agreements for the period	$ (317,176)
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at December 31, 2011	$ 7,350

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of December 31, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements	$ -	$ (12,055,419)
Interest Rate Risk
Swap Agreements	283,446	-
Total Value of Derivatives (a)	$ 283,446	$ (12,055,419)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Not Part of Financial Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2011

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,720,270,757)	$ 3,872,280,201
Fidelity Central Funds (cost $227,061,250)	227,061,250
Total Investments (cost $3,947,332,007)		$ 4,099,341,451
Cash		64,932
Receivable for investments sold, regular delivery		48,199
Receivable for TBA sale commitments		107,292,492
Receivable for swap agreements		3,412
Interest receivable		24,583,165
Distributions receivable from Fidelity Central Funds		6,078
Swap agreements, at value		283,446
Total assets		4,231,623,175

Liabilities
TBA sale commitments, at value	$ 107,698,043
Payable for investments purchased on a delayed delivery basis	320,948,794
Payable for swap agreements	190,095
Distributions payable	335,837
Swap agreements, at value	12,055,419
Other payables and accrued expenses	13,871
Total liabilities		441,242,059

Net Assets		$ 3,790,381,116
Net Assets consist of:
Paid in capital		$ 3,635,316,289
Undistributed net investment income		5,247,387
Accumulated undistributed net realized gain (loss) on investments		9,350,594
Net unrealized appreciation (depreciation) on investments		140,466,846
Net Assets, for 35,214,272 shares outstanding		$ 3,790,381,116
Net Asset Value, offering price and redemption price per share ($3,790,381,116 ÷ 35,214,272 shares)		$ 107.64

Statement of Operations

	Year ended December 31, 2011

Investment Income
Dividends		$ 416,908
Interest		134,707,253
Income from Fidelity Central Funds		6,078
Total income		135,130,239

Expenses
Custodian fees and expenses	$ 89,391
Independent trustees' compensation	13,658
Total expenses before reductions	103,049
Expense reductions	(14,149)	88,900
Net investment income (loss)		135,041,339
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	65,487,836
Swap agreements	(1,665,378)
Total net realized gain (loss)		63,822,458
Change in net unrealized appreciation (depreciation) on: Investment securities	88,672,754
Swap agreements	1,601,734
Delayed delivery commitments	1,529,504
Total change in net unrealized appreciation (depreciation)		91,803,992
Net gain (loss)		155,626,450
Net increase (decrease) in net assets resulting from operations		$ 290,667,789

See accompanying notes which are an integral part of the financial statements.

Not Part of Financial Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2011	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 135,041,339	$ 145,140,671
Net realized gain (loss)	63,822,458	143,042,754
Change in net unrealized appreciation (depreciation)	91,803,992	25,745,629
Net increase (decrease) in net assets resulting from operations	290,667,789	313,929,054
Distributions to shareholders from net investment income	(136,408,906)	(145,185,204)
Distributions to shareholders from net realized gain	(65,864,264)	(132,021,770)
Total distributions	(202,273,170)	(277,206,974)
Share transactions Proceeds from sales of shares	60,206,818	72,938,886
Reinvestment of distributions	201,937,333	277,206,974
Cost of shares redeemed	(318,248,685)	(586,003,407)
Net increase (decrease) in net assets resulting from share transactions	(56,104,534)	(235,857,547)
Total increase (decrease) in net assets	32,290,085	(199,135,467)

Net Assets
Beginning of period	3,758,091,031	3,957,226,498
End of period (including undistributed net investment income of $5,247,387 and undistributed net investment income of $8,506,392, respectively)	$ 3,790,381,116	$ 3,758,091,031
Other Information Shares
Sold	564,305	678,877
Issued in reinvestment of distributions	1,888,265	2,605,878
Redeemed	(2,967,677)	(5,416,725)
Net increase (decrease)	(515,107)	(2,131,970)

See accompanying notes which are an integral part of the financial statements.

Not Part of Financial Report

Financial Highlights

Years ended December 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 105.18	$ 104.52	$ 94.78	$ 102.50	$ 103.02
Income from Investment Operations
Net investment income (loss) B	3.817	3.943	4.762	5.319	5.534
Net realized and unrealized gain (loss)	4.385	4.424	9.818	(7.583)	(.594)
Total from investment operations	8.202	8.367	14.580	(2.264)	4.940
Distributions from net investment income	(3.851)	(3.947)	(4.580)	(5.236)	(5.385)
Distributions from net realized gain	(1.891)	(3.760)	(.260)	(.220)	(.075)
Total distributions	(5.742)	(7.707)	(4.840)	(5.456)	(5.460)
Net asset value, end of period	$ 107.64	$ 105.18	$ 104.52	$ 94.78	$ 102.50
Total Return A	7.96%	8.12%	15.71%	(2.29)%	4.94%
Ratios to Average Net AssetsC, F
Expenses before reductions E	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any E	-%	-%	-%	-%	-%
Expenses net of all reductions E	-%	-%	-%	-%	-%
Net investment income (loss)	3.57%	3.65%	4.75%	5.35%	5.42%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,790,381	$ 3,758,091	$ 3,957,226	$ 3,162,861	$ 3,587,807
Portfolio turnover rate D	302%	230%	141%	140%	137%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Amount represents less than .01%.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Not Part of Financial Report

Notes to Financial Statements

For the period ended December 31, 2011

1. Organization.

Fidelity VIP Investment Grade Central Fund (the Fund) is a fund of Fidelity Garrison Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds).

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2011 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Dealers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or

Not Part of Financial Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including other Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income and distributions from other Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. As of December 31, 2011, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, financing transactions and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 203,750,196
Gross unrealized depreciation	(47,355,920)
Net unrealized appreciation (depreciation) on securities and other investments	$ 156,394,276

Tax Cost	$ 3,942,947,175

Not Part of Financial Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 1,397,261
Undistributed long-term capital gain	$ 8,867,490
Net unrealized appreciation (depreciation)	$ 144,800,076

The tax character of distributions paid was as follows:

	December 31, 2011	December 31, 2010
Ordinary Income	$ 174,509,115	$ 187,103,640
Long-term Capital Gains	27,764,055	90,103,334
Total	$ 202,273,170	$ 277,206,974

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the fund's Statement of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount however; delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells MBS and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell MBS on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a dollar roll or a reverse dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Not Part of Financial Report

Notes to Financial Statements - continued

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund receives collateral in the form of cash or securities, if required, which is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties in an amount equal to the counterparties unrealized appreciation on outstanding swaps contracts, and any such pledged collateral is identified on the Schedule of Investments. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements	$ (2,463,050)	$ 2,222,435
Interest Rate Risk
Swap Agreements	797,672	(620,701)
Totals (a)	$ (1,665,378)	$ 1,601,734

(a) A summary of the value of derivatives by risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss include credit risk and interest rate risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Not Part of Financial Report

5. Derivative Instruments - continued

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a "basket" of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps is included in the Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $12,790,906 representing 0.34% of net assets.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $300,288,689 and $317,236,469, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FIMM, an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

8. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $13,658.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $491.

Not Part of Financial Report

Notes to Financial Statements - continued

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund according to the following schedule.

Fund	Ownership %
VIP Asset Manager Portfolio	11.9%
VIP Asset Manager: Growth Portfolio	0.9%
VIP Balanced Portfolio	11.6%
VIP Investment Grade Bond Portfolio	75.6%

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on securities backed by subprime mortgage loans have resulted in increased volatility of market price and periods of illiquidity that have adversely impacted the valuation of certain issuers of the Fund.

Not Part of Financial Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Garrison Street Trust and Shareholders of Fidelity VIP Investment Grade Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity VIP Investment Grade Central Fund (the Fund), a fund of Fidelity Garrison Street Trust, including the schedule of investments, as of December 31, 2011, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity VIP Investment Grade Central Fund as of December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 16, 2012

Not Part of Financial Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 203 funds advised by FMR or an affiliate. Mr. Curvey oversees 429 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Not Part of Financial Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (69)

Year of Election or Appointment: 2006

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (64)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (57)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Christopher P. Sullivan (57)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (53)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (50)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Joseph F. Zambello (54)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II (2011-present), Deputy Treasurer of other Fidelity funds (2008-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Not Part of Financial Report

Distributions (Unaudited)

The Board of Trustees of VIP Investment Grade Central Fund voted to pay on February 10, 2012, to shareholders of record at the opening of business on February 10, 2012 a distribution of $0.265 per share derived from capital gains realized from sales of portfolio securities.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2011 $27,847,127, or, if subsequently determined to be different, the net capital gain of such year.

A total of 14.05% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Not Part of Financial Report

Board Approval of Investment Advisory Contracts and Management Fees

VIP Investment Grade Central Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Nominating and Governance, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the lack of compensation payable under the management contract is fair and reasonable.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Fidelity Investments Money Management, Inc., and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that Fidelity Management & Research Company (FMR) has devoted increased resources to non U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts. The Board noted that the fund is designed to offer a liquid investment option for other investment companies and accounts managed by FMR or its affiliates and ultimately to enhance the performance of those investment companies and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered that while the fund does not pay a management fee, FMR pays a management fee on behalf of the fund and receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the management fee paid on behalf of the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Not Part of Financial Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.
PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities, economies of scale cannot be realized by the fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes; (vi) the reasons why certain expenses affect various funds and classes differently; (vii) Fidelity's transfer agent fees, expenses, and services and how the benefits of decreased costs and new efficiencies can be shared across all of the Fidelity funds; (viii) the reasons for and consequences of changes to certain product lines compared to competitors; (ix) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Not Part of Financial Report

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments Money Management, Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Co., Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPIGB-ANN-0212
1.540025.114

Fidelity® Variable Insurance Products:
Investor Freedom® Funds -
Income, 2005, 2010, 2015, 2020, 2025, 2030

Annual Report

December 31, 2011

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
VIP Investor Freedom Income PortfolioSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
VIP Investor Freedom 2005 PortfolioSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
VIP Investor Freedom 2010 PortfolioSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
VIP Investor Freedom 2015 PortfolioSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
VIP Investor Freedom 2020 PortfolioSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
VIP Investor Freedom 2025 PortfolioSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
VIP Investor Freedom 2030 PortfolioSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

VIP Investor Freedom Income PortfolioSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2011	Past 1 year	Past 5 years	Life of fund A
VIP Investor Freedom Income PortfolioSM	1.54%	3.53%	4.03%

A From August 3, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Investor Freedom Income Portfolio on August 3, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital® U.S. Aggregate Bond Index performed over the same period.

Annual Report

VIP Investor Freedom 2005 PortfolioSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2011	Past 1 year	Past 5 years	Life of fund A
VIP Investor Freedom 2005 PortfolioSM	0.02%	2.46%	3.78%

A From August 3, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Investor Freedom 2005 Portfolio on August 3, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Annual Report

VIP Investor Freedom 2010 PortfolioSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2011	Past 1 year	Past 5 years	Life of fund A
VIP Investor Freedom 2010 PortfolioSM	-0.35%	2.61%	3.90%

A From August 3, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Investor Freedom 2010 Portfolio on August 3, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Annual Report

VIP Investor Freedom 2015 PortfolioSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2011	Past 1 year	Past 5 years	Life of fund A
VIP Investor Freedom 2015 PortfolioSM	-0.33%	2.37%	4.00%

A From August 3, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Investor Freedom 2015 Portfolio on August 3, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

VIP Investor Freedom 2020 PortfolioSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2011	Past 1 year	Past 5 years	Life of fund A
VIP Investor Freedom 2020 PortfolioSM	-1.11%	1.59%	3.58%

A From August 3, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Investor Freedom 2020 Portfolio on August 3, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

VIP Investor Freedom 2025 PortfolioSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2011	Past 1 year	Past 5 years	Life of fund A
VIP Investor Freedom 2025 PortfolioSM	-2.28%	1.32%	3.48%

A From August 3, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Investor Freedom 2025 Portfolio on August 3, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

VIP Investor Freedom 2030 PortfolioSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2011	Past 1 year	Past 5 years	Life of fund A
VIP Investor Freedom 2030 PortfolioSM	-2.78%	0.45%	2.96%

A From August 3, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Investor Freedom 2030 Portfolio on August 3, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Extreme market volatility took center stage during the 12 months ending December 31, 2011, stealing the spotlight from signs of progress in the global economy. Early in the year, aggressive monetary stimulus by the U.S. federal government, improving credit-market conditions and solid corporate earnings buoyed most major asset classes. As the period progressed, however, fresh worries about sovereign debt in Europe, inflation in China, gridlock over raising the debt ceiling in the U.S. - along with Standard & Poor's early-August downgrade of the nation's long-term sovereign credit rating - and a dimmed outlook for global growth punctured investor confidence and ignited market instability. Domestic equities, as measured by the broad-based S&P 500® Index, gained 2.11%, easily outpaced the 13.61% decline of MSCI® ACWI® (All Country World Index) ex USA Index, a proxy for foreign stocks. Within the MSCI index, emerging markets declined the most (-18%), with investments here generally held back by a stronger U.S. dollar. The U.K. (-3%) fared better than the rest of Europe (-15%), which was the second-worst-performing index component. Bolstered by periodic flights to quality, U.S. investment-grade bonds posted a 7.84% advance, as reflected by the Barclays Capital® U.S. Aggregate Bond Index, outperforming the 4.37% gain of high-yield securities, as represented by The BofA Merrill LynchSM US High Yield Constrained Index. Hampered by financial woes in Europe, the sovereign debt of major developed markets outside the U.S. rose 4.86%, according to the Citigroup® Non-USD Group-of-Seven (G7) Equal Weighted Index, while the JPMorgan Emerging Markets Bond Index Global (EMBI Global) advanced 8.46%, despite the currency head wind.

Comments from Christopher Sharpe, Co-Portfolio Manager of VIP Investor Freedom Funds, and Andrew Dierdorf, who became Co-Portfolio Manager on June 21, 2011: For the year ending December 31, 2011, only the two shortest-dated, most-conservative Funds - VIP Investor Freedom Income Fund and VIP Investor Freedom 2005 Fund - delivered a positive absolute return. VIP Investor Freedom Income Fund fared best, buoyed by its higher allocation to investment-grade bonds, which performed very well during the year. In contrast, the more-equity-focused Funds declined. VIP Investor Freedom 2030 Fund, which has the highest allocation to U.S. and non-U.S. equities, saw the biggest decline. (For specific Fund results, please refer to the performance section of this report.) As volatility picked up throughout the year, returns for equities seesawed. The Funds' underlying equity funds - both U.S. and non-U.S. - also struggled to deliver positive results and keep pace with their respective benchmark indexes, due to unfavorable security selection overall. In aggregate, the Funds' U.S. equity asset class underperformed the Dow Jones U.S. Total Stock Market IndexSM, which rose 1.08% for the one-year period. Turning to the Funds' non-U.S. holdings, VIP Overseas Portfolio and VIP Emerging Markets Portfolio each experienced a double-digit decline. While financial woes across Europe plagued stocks globally, holding back the performance of VIP Overseas Portfolio, monetary tightening and signs of an economic slowdown in China, India and other developing countries presented head winds for emerging-markets stocks. In aggregate, the non-U.S. equity asset class lagged the MSCI® EAFE® (Europe, Australasia, Far East) Index, which fell 12.04%. With headline events and disappointing U.S. economic data - such as continued high levels of unemployment and a stagnant housing market - taking their toll on the equity markets, investors shifted their focus to higher-quality bonds, especially U.S. Treasuries. The performance of VIP Investment Grade Bond Portfolio fell short of the Barclays Capital® U.S. Aggregate Bond Index, and the Funds' high-yield debt allocation to VIP High Income Portfolio underperformed by an even greater degree. As a result, the Funds' bond asset class, in aggregate, detracted from overall results. Lastly, representing the Funds' short-term debt asset class, VIP Money Market Portfolio performed on par with the Barclays Capital U.S. 3 Month Treasury Bellwether Index, which increased 0.11%.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2011 to December 31, 2011).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value July 1, 2011	Ending Account Value December 31, 2011	Expenses Paid During Period* July 1, 2011 to December 31, 2011
VIP Investor Freedom Income	.00%
Actual		$ 1,000.00	$ 991.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
VIP Investor Freedom 2005	.00%
Actual		$ 1,000.00	$ 966.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
VIP Investor Freedom 2010	.00%
Actual		$ 1,000.00	$ 958.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
VIP Investor Freedom 2015	.00%
Actual		$ 1,000.00	$ 956.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
VIP Investor Freedom 2020	.00%
Actual		$ 1,000.00	$ 945.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
VIP Investor Freedom 2025	.00%
Actual		$ 1,000.00	$ 931.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
VIP Investor Freedom 2030	.00%
Actual		$ 1,000.00	$ 926.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

VIP Investor Freedom Income Portfolio

Investment Changes (Unaudited)

Fund Holdings as of December 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	2.4	2.4
VIP Equity-Income Portfolio Investor Class	2.8	2.8
VIP Growth & Income Portfolio Investor Class	2.8	2.8
VIP Growth Portfolio Investor Class	2.7	2.9
VIP Mid Cap Portfolio Investor Class	0.9	1.0
VIP Value Portfolio Investor Class	2.4	2.4
VIP Value Strategies Portfolio Investor Class	1.0	1.0
	15.0	15.3
Developed International Equity Funds
VIP Overseas Portfolio Investor Class R	4.1	4.5
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Investor Class R	1.0	0.8
High Yield Bond Funds
VIP High Income Portfolio Investor Class	5.1	5.0
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Investor Class	35.3	34.6
Short-Term Funds
VIP Money Market Portfolio Investor Class	39.5	39.8
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	15.0%
Developed International Equity Funds	4.1%
Emerging Markets Equity Funds	1.0%
High Yield Bond Funds	5.1%
Investment Grade Bond Funds	35.3%
Short-Term Funds	39.5%

Six months ago
Domestic Equity Funds	15.3%
Developed International Equity Funds	4.5%
Emerging Markets Equity Funds	0.8%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	34.6%
Short-Term Funds	39.8%

Expected
Domestic Equity Funds	14.6%
Developed International Equity Funds	4.6%
Emerging Markets Equity Funds	0.8%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	35.0%
Short-Term Funds	40.0%

The six months ago allocation is based on the fund's holdings as of June 30, 2011. The current allocation is based on the fund's holdings as of December 31, 2011. The expected allocation represents the fund's anticipated allocation at June 30, 2012.

Annual Report

VIP Investor Freedom Income Portfolio

Investments December 31, 2011

Showing Percentage of Net Assets

Domestic Equity Funds - 15.0%
	Shares	Value
Domestic Equity Funds - 15.0%
VIP Contrafund Portfolio Investor Class	31,133	$ 714,201
VIP Equity-Income Portfolio Investor Class	45,811	853,922
VIP Growth & Income Portfolio Investor Class	68,420	859,357
VIP Growth Portfolio Investor Class	22,544	829,845
VIP Mid Cap Portfolio Investor Class	9,876	286,401
VIP Value Portfolio Investor Class	69,422	735,180
VIP Value Strategies Portfolio Investor Class	34,337	300,107
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,997,928)		4,579,013
International Equity Funds - 5.1%

Developed International Equity Funds - 4.1%
VIP Overseas Portfolio Investor Class R	91,110	1,238,188
Emerging Markets Equity Funds - 1.0%
VIP Emerging Markets Portfolio Investor Class R	41,345	319,180
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,608,352)		1,557,368
Bond Funds - 40.4%
	Shares	Value
High Yield Bond Funds - 5.1%
VIP High Income Portfolio Investor Class	293,498	$ 1,576,087
Investment Grade Bond Funds - 35.3%
VIP Investment Grade Bond Portfolio Investor Class	833,759	10,780,506
TOTAL BOND FUNDS (Cost $12,164,219)		12,356,593
Short-Term Funds - 39.5%

VIP Money Market Portfolio Investor Class (Cost $12,054,347)	12,054,347	12,054,347
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $30,824,846)	30,547,321
NET OTHER ASSETS (LIABILITIES) - 0.0%	93
NET ASSETS - 100%	$ 30,547,414
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Investor Freedom Income Portfolio

Financial Statements

Statement of Assets and Liabilities

December 31, 2011

Assets
Investment in securities, at value (cost $30,824,846) - See accompanying schedule	$ 30,547,321
Cash	45
Receivable for fund shares sold	20
Distributions receivable from underlying funds	44
Total assets	30,547,430

Liabilities
Payable for fund shares redeemed	16

Net Assets	$ 30,547,414
Net Assets consist of:
Paid in capital	$ 30,728,728
Accumulated undistributed net realized gain (loss) on investments	96,211
Net unrealized appreciation (depreciation) on investments	(277,525)
Net Assets, for 2,965,037 shares outstanding	$ 30,547,414
Net Asset Value, offering price and redemption price per share ($30,547,414 ÷ 2,965,037 shares)	$ 10.30

Statement of Operations

	Year ended December 31, 2011

Investment Income
Income distributions from underlying funds		$ 548,973

Expenses
Independent trustees' compensation	$ 114
Total expenses before reductions	114
Expense reductions	(114)	0
Net investment income (loss)		548,973
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	101,478
Capital gain distributions from underlying funds	302,235
Total net realized gain (loss)		403,713
Change in net unrealized appreciation (depreciation) on underlying funds		(484,167)
Net gain (loss)		(80,454)
Net increase (decrease) in net assets resulting from operations		$ 468,519

See accompanying notes which are an integral part of the financial statements.

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VIP Investor Freedom Income Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2011	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 548,973	$ 593,418
Net realized gain (loss)	403,713	318,126
Change in net unrealized appreciation (depreciation)	(484,167)	1,270,766
Net increase (decrease) in net assets resulting from operations	468,519	2,182,310
Distributions to shareholders from net investment income	(550,115)	(592,180)
Distributions to shareholders from net realized gain	(205,638)	(299,615)
Total distributions	(755,753)	(891,795)
Share transactions Proceeds from sales of shares	7,091,329	8,914,880
Reinvestment of distributions	755,753	891,795
Cost of shares redeemed	(9,479,057)	(4,004,799)
Net increase (decrease) in net assets resulting from share transactions	(1,631,975)	5,801,876
Total increase (decrease) in net assets	(1,919,209)	7,092,391

Net Assets
Beginning of period	32,466,623	25,374,232
End of period (including undistributed net investment income of $0 and undistributed net investment income of $1,670, respectively)	$ 30,547,414	$ 32,466,623
Other Information Shares
Sold	672,452	872,042
Issued in reinvestment of distributions	73,304	86,021
Redeemed	(901,357)	(387,078)
Net increase (decrease)	(155,601)	570,985

Financial Highlights

Years ended December 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.40	$ 9.95	$ 9.10	$ 10.79	$ 10.78
Income from Investment Operations
Net investment income (loss)C	.18	.21	.40	.34	.42
Net realized and unrealized gain (loss)	(.02)	.54	.94	(1.47)	.22
Total from investment operations	.16	.75	1.34	(1.13)	.64
Distributions from net investment income	(.19)	(.20)	(.33)	(.37)	(.58)
Distributions from net realized gain	(.07)	(.10)	(.16)	(.19)	(.06)
Total distributions	(.26)	(.30)	(.49)	(.56)	(.63)G
Net asset value, end of period	$ 10.30	$ 10.40	$ 9.95	$ 9.10	$ 10.79
Total ReturnA,B	1.54%	7.50%	14.85%	(10.55)%	6.08%
Ratios to Average Net AssetsD,F
Expenses before reductionsE	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.74%	2.00%	4.12%	3.33%	3.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,547	$ 32,467	$ 25,374	$ 17,272	$ 20,090
Portfolio turnover rate	28%	24%	30%	53%	38%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Amount represents less than .01%.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.63 per share is comprised of distributions from net investment income of $.575 and distributions from net realized gain of $.055 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Investor Freedom 2005 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of December 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	4.6	4.8
VIP Equity-Income Portfolio Investor Class	5.5	5.6
VIP Growth & Income Portfolio Investor Class	5.5	5.6
VIP Growth Portfolio Investor Class	5.4	5.7
VIP Mid Cap Portfolio Investor Class	1.9	2.0
VIP Value Portfolio Investor Class	4.7	4.8
VIP Value Strategies Portfolio Investor Class	1.9	2.0
	29.5	30.5
Developed International Equity Funds
VIP Overseas Portfolio Investor Class R	7.9	9.2
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Investor Class R	2.0	1.6
High Yield Bond Funds
VIP High Income Portfolio Investor Class	5.1	5.0
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Investor Class	30.5	30.6
Short-Term Funds
VIP Money Market Portfolio Investor Class	25.0	23.1
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	29.5%
Developed International Equity Funds	7.9%
Emerging Markets Equity Funds	2.0%
High Yield Bond Funds	5.1%
Investment Grade Bond Funds	30.5%
Short-Term Funds	25.0%

Six months ago
Domestic Equity Funds	30.5%
Developed International Equity Funds	9.2%
Emerging Markets Equity Funds	1.6%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	30.6%
Short-Term Funds	23.1%

Expected
Domestic Equity Funds	27.2%
Developed International Equity Funds	8.4%
Emerging Markets Equity Funds	1.5%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	29.7%
Short-Term Funds	28.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of June 30, 2011. The current allocation is based on the fund's holdings as of December 31, 2011. The expected allocation represents the fund's anticipated allocation at June 30, 2012.

Annual Report

VIP Investor Freedom 2005 Portfolio

Investments December 31, 2011

Showing Percentage of Net Assets

Domestic Equity Funds - 29.5%
	Shares	Value
Domestic Equity Funds - 29.5%
VIP Contrafund Portfolio Investor Class	19,628	$ 450,267
VIP Equity-Income Portfolio Investor Class	28,877	538,265
VIP Growth & Income Portfolio Investor Class	43,136	541,783
VIP Growth Portfolio Investor Class	14,214	523,228
VIP Mid Cap Portfolio Investor Class	6,241	180,989
VIP Value Portfolio Investor Class	43,769	463,517
VIP Value Strategies Portfolio Investor Class	21,702	189,672
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,487,752)		2,887,721
International Equity Funds - 9.9%

Developed International Equity Funds - 7.9%
VIP Overseas Portfolio Investor Class R	56,602	769,221
Emerging Markets Equity Funds - 2.0%
VIP Emerging Markets Portfolio Investor Class R	25,758	198,853
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,308,650)		968,074
Bond Funds - 35.6%
	Shares	Value
High Yield Bond Funds - 5.1%
VIP High Income Portfolio Investor Class	93,765	$ 503,521
Investment Grade Bond Funds - 30.5%
VIP Investment Grade Bond Portfolio Investor Class	230,332	2,978,197
TOTAL BOND FUNDS (Cost $3,412,850)		3,481,718
Short-Term Funds - 25.0%

VIP Money Market Portfolio Investor Class (Cost $2,439,593)	2,439,593	2,439,593
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $10,648,845)	9,777,106
NET OTHER ASSETS (LIABILITIES) - 0.0%	11
NET ASSETS - 100%	$ 9,777,117
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Investor Freedom 2005 Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2011

Assets
Investment in securities, at value (cost $10,648,845) - See accompanying schedule		$ 9,777,106
Receivable for fund shares sold		142
Total assets		9,777,248

Liabilities
Payable to custodian bank	$ 2
Payable for investments purchased	124
Payable for fund shares redeemed	5
Total liabilities		131

Net Assets		$ 9,777,117
Net Assets consist of:
Paid in capital		$ 10,666,772
Accumulated undistributed net realized gain (loss) on investments		(17,916)
Net unrealized appreciation (depreciation) on investments		(871,739)
Net Assets, for 1,018,456 shares outstanding		$ 9,777,117
Net Asset Value, offering price and redemption price per share ($9,777,117 ÷ 1,018,456 shares)		$ 9.60

Statement of Operations

	Year ended December 31, 2011

Investment Income
Income distributions from underlying funds		$ 183,463

Expenses
Independent trustees' compensation	$ 39
Total expenses before reductions	39
Expense reductions	(39)	0
Net investment income (loss)		183,463
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	34,973
Capital gain distributions from underlying funds	88,191
Total net realized gain (loss)		123,164
Change in net unrealized appreciation (depreciation) on underlying funds		(349,244)
Net gain (loss)		(226,080)
Net increase (decrease) in net assets resulting from operations		$ (42,617)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2011	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 183,463	$ 188,164
Net realized gain (loss)	123,164	238,461
Change in net unrealized appreciation (depreciation)	(349,244)	601,701
Net increase (decrease) in net assets resulting from operations	(42,617)	1,028,326
Distributions to shareholders from net investment income	(183,967)	(188,220)
Distributions to shareholders from net realized gain	(68,154)	(227,534)
Total distributions	(252,121)	(415,754)
Share transactions Proceeds from sales of shares	3,799,880	4,550,953
Reinvestment of distributions	252,121	415,754
Cost of shares redeemed	(4,417,905)	(4,539,322)
Net increase (decrease) in net assets resulting from share transactions	(365,904)	427,385
Total increase (decrease) in net assets	(660,642)	1,039,957

Net Assets
Beginning of period	10,437,759	9,397,802
End of period (including undistributed net investment income of $0 and undistributed net investment income of $241, respectively)	$ 9,777,117	$ 10,437,759
Other Information Shares
Sold	376,243	476,271
Issued in reinvestment of distributions	26,165	42,428
Redeemed	(444,069)	(478,599)
Net increase (decrease)	(41,661)	40,100

Financial Highlights

Years ended December 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.85	$ 9.21	$ 7.91	$ 11.53	$ 11.17
Income from Investment Operations
Net investment income (loss)C	.17	.18	.35	.32	.35
Net realized and unrealized gain (loss)	(.17)	.87	1.41	(3.00)	.59
Total from investment operations	-G	1.05	1.76	(2.68)	.94
Distributions from net investment income	(.19)	(.19)	(.33)	(.30)	(.46)
Distributions from net realized gain	(.07)	(.22)	(.14)	(.64)	(.12)
Total distributions	(.25)I	(.41)	(.46)H	(.94)	(.58)
Net asset value, end of period	$ 9.60	$ 9.85	$ 9.21	$ 7.91	$ 11.53
Total ReturnA,B	.02%	11.41%	22.71%	(23.91)%	8.55%
Ratios to Average Net AssetsD,F
Expenses before reductionsE	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.72%	1.90%	4.12%	3.19%	3.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,777	$ 10,438	$ 9,398	$ 7,038	$ 8,568
Portfolio turnover rate	45%	63%	47%	40%	53%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Amount represents less than .01%.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

G Amount represents less than $.01 per share.

H Total distributions of $.46 per share is comprised of distributions from net investment income of $.325 and distributions from net realized gain of $.135 per share.

I Total distributions of $.25 per share is comprised of distributions from net investment income of $.185 and distributions from net realized gain of $.067 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Investor Freedom 2010 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of December 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	5.7	5.8
VIP Equity-Income Portfolio Investor Class	6.9	6.7
VIP Growth & Income Portfolio Investor Class	6.9	6.7
VIP Growth Portfolio Investor Class	6.7	6.9
VIP Mid Cap Portfolio Investor Class	2.3	2.4
VIP Value Portfolio Investor Class	5.9	5.8
VIP Value Strategies Portfolio Investor Class	2.4	2.4
	36.8	36.7
Developed International Equity Funds
VIP Overseas Portfolio Investor Class R	9.8	11.2
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Investor Class R	2.5	1.9
High Yield Bond Funds
VIP High Income Portfolio Investor Class	5.1	5.0
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Investor Class	34.8	34.5
Short-Term Funds
VIP Money Market Portfolio Investor Class	11.0	10.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	36.8%
Developed International Equity Funds	9.8%
Emerging Markets Equity Funds	2.5%
High Yield Bond Funds	5.1%
Investment Grade Bond Funds	34.8%
Short-Term Funds	11.0%

Six months ago
Domestic Equity Funds	36.7%
Developed International Equity Funds	11.2%
Emerging Markets Equity Funds	1.9%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	34.5%
Short-Term Funds	10.7%

Expected
Domestic Equity Funds	35.7%
Developed International Equity Funds	11.1%
Emerging Markets Equity Funds	1.9%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	34.5%
Short-Term Funds	11.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of June 30, 2011. The current allocation is based on the fund's holdings as of December 31, 2011. The expected allocation represents the fund's anticipated allocation at June 30, 2012.

Annual Report

VIP Investor Freedom 2010 Portfolio

Investments December 31, 2011

Showing Percentage of Net Assets

Domestic Equity Funds - 36.8%
	Shares	Value
Domestic Equity Funds - 36.8%
VIP Contrafund Portfolio Investor Class	127,982	$ 2,935,918
VIP Equity-Income Portfolio Investor Class	188,071	3,505,650
VIP Growth & Income Portfolio Investor Class	280,898	3,528,083
VIP Growth Portfolio Investor Class	92,537	3,406,278
VIP Mid Cap Portfolio Investor Class	40,779	1,182,583
VIP Value Portfolio Investor Class	285,303	3,021,355
VIP Value Strategies Portfolio Investor Class	141,734	1,238,759
TOTAL DOMESTIC EQUITY FUNDS (Cost $23,185,593)		18,818,626
International Equity Funds - 12.3%

Developed International Equity Funds - 9.8%
VIP Overseas Portfolio Investor Class R	368,940	5,013,897
Emerging Markets Equity Funds - 2.5%
VIP Emerging Markets Portfolio Investor Class R	167,708	1,294,704
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $8,941,987)		6,308,601
Bond Funds - 39.9%
	Shares	Value
High Yield Bond Funds - 5.1%
VIP High Income Portfolio Investor Class	488,923	$ 2,625,514
Investment Grade Bond Funds - 34.8%
VIP Investment Grade Bond Portfolio Investor Class	1,376,621	17,799,705
TOTAL BOND FUNDS (Cost $20,341,306)		20,425,219
Short-Term Funds - 11.0%

VIP Money Market Portfolio Investor Class (Cost $5,614,394)	5,614,394	5,614,394
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $58,083,280)	51,166,840
NET OTHER ASSETS (LIABILITIES) - 0.0%	28
NET ASSETS - 100%	$ 51,166,868
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Investor Freedom 2010 Portfolio

Financial Statements

Statement of Assets and Liabilities

December 31, 2011

Assets
Investment in securities, at value (cost $58,083,280) - See accompanying schedule	$ 51,166,840
Cash	6
Receivable for investments sold	354
Total assets	51,167,200

Liabilities
Payable for fund shares redeemed	332

Net Assets	$ 51,166,868
Net Assets consist of:
Paid in capital	$ 58,273,709
Accumulated undistributed net realized gain (loss) on investments	(190,401)
Net unrealized appreciation (depreciation) on investments	(6,916,440)
Net Assets, for 5,234,518 shares outstanding	$ 51,166,868
Net Asset Value, offering price and redemption price per share ($51,166,868 ÷ 5,234,518 shares)	$ 9.77

Statement of Operations

	Year ended December 31, 2011

Investment Income
Income distributions from underlying funds		$ 1,091,211

Expenses
Independent trustees' compensation	$ 195
Total expenses before reductions	195
Expense reductions	(195)	0
Net investment income (loss)		1,091,211
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	4,698
Capital gain distributions from underlying funds	519,933
Total net realized gain (loss)		524,631
Change in net unrealized appreciation (depreciation) on underlying funds		(1,749,000)
Net gain (loss)		(1,224,369)
Net increase (decrease) in net assets resulting from operations		$ (133,158)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2011	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,091,211	$ 1,107,059
Net realized gain (loss)	524,631	353,427
Change in net unrealized appreciation (depreciation)	(1,749,000)	4,638,516
Net increase (decrease) in net assets resulting from operations	(133,158)	6,099,002
Distributions to shareholders from net investment income	(1,094,476)	(1,116,128)
Distributions to shareholders from net realized gain	(209,689)	(236,914)
Total distributions	(1,304,165)	(1,353,042)
Share transactions Proceeds from sales of shares	8,154,981	8,523,280
Reinvestment of distributions	1,304,165	1,353,042
Cost of shares redeemed	(11,446,369)	(7,702,235)
Net increase (decrease) in net assets resulting from share transactions	(1,987,223)	2,174,087
Total increase (decrease) in net assets	(3,424,546)	6,920,047

Net Assets
Beginning of period	54,591,414	47,671,367
End of period	$ 51,166,868	$ 54,591,414
Other Information Shares
Sold	803,730	893,058
Issued in reinvestment of distributions	133,350	134,631
Redeemed	(1,129,252)	(814,379)
Net increase (decrease)	(192,172)	213,310

Financial Highlights

Years ended December 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.06	$ 9.14	$ 7.77	$ 11.56	$ 11.19
Income from Investment Operations
Net investment income (loss)C	.21	.21	.35	.30	.33
Net realized and unrealized gain (loss)	(.24)	.97	1.49	(3.12)	.62
Total from investment operations	(.03)	1.18	1.84	(2.82)	.95
Distributions from net investment income	(.21)	(.21)	(.35)	(.33)	(.44)
Distributions from net realized gain	(.04)	(.05)	(.12)	(.64)	(.14)
Total distributions	(.26)G	(.26)	(.47)	(.97)	(.58)
Net asset value, end of period	$ 9.77	$ 10.06	$ 9.14	$ 7.77	$ 11.56
Total ReturnA,B	(.35)%	12.88%	24.09%	(24.99)%	8.63%
Ratios to Average Net AssetsD,F
Expenses before reductionsE	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.02%	2.20%	4.18%	3.01%	2.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 51,167	$ 54,591	$ 47,671	$ 41,205	$ 57,197
Portfolio turnover rate	24%	31%	28%	40%	14%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Amount represents less than .01%.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.26 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.041 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Investor Freedom 2015 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of December 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	5.9	6.0
VIP Equity-Income Portfolio Investor Class	7.0	6.9
VIP Growth & Income Portfolio Investor Class	7.1	6.9
VIP Growth Portfolio Investor Class	6.8	7.1
VIP Mid Cap Portfolio Investor Class	2.4	2.4
VIP Value Portfolio Investor Class	6.1	5.9
VIP Value Strategies Portfolio Investor Class	2.5	2.5
	37.8	37.7
Developed International Equity Funds
VIP Overseas Portfolio Investor Class R	10.1	11.4
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Investor Class R	2.6	2.0
High Yield Bond Funds
VIP High Income Portfolio Investor Class	5.1	5.0
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Investor Class	34.9	34.4
Short-Term Funds
VIP Money Market Portfolio Investor Class	9.5	9.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	37.8%
Developed International Equity Funds	10.1%
Emerging Markets Equity Funds	2.6%
High Yield Bond Funds	5.1%
Investment Grade Bond Funds	34.9%
Short-Term Funds	9.5%

Six months ago
Domestic Equity Funds	37.7%
Developed International Equity Funds	11.4%
Emerging Markets Equity Funds	2.0%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	34.4%
Short-Term Funds	9.5%

Expected
Domestic Equity Funds	36.8%
Developed International Equity Funds	11.4%
Emerging Markets Equity Funds	2.0%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	34.9%
Short-Term Funds	9.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of June 30, 2011. The current allocation is based on the fund's holdings as of December 31, 2011. The expected allocation represents the fund's anticipated allocation at June 30, 2012.

Annual Report

VIP Investor Freedom 2015 Portfolio

Investments December 31, 2011

Showing Percentage of Net Assets

Domestic Equity Funds - 37.8%
	Shares	Value
Domestic Equity Funds - 37.8%
VIP Contrafund Portfolio Investor Class	174,023	$ 3,992,084
VIP Equity-Income Portfolio Investor Class	255,884	4,769,679
VIP Growth & Income Portfolio Investor Class	382,167	4,800,016
VIP Growth Portfolio Investor Class	125,944	4,635,982
VIP Mid Cap Portfolio Investor Class	55,404	1,606,711
VIP Value Portfolio Investor Class	387,855	4,107,383
VIP Value Strategies Portfolio Investor Class	192,508	1,682,520
TOTAL DOMESTIC EQUITY FUNDS (Cost $30,439,281)		25,594,375
International Equity Funds - 12.7%

Developed International Equity Funds - 10.1%
VIP Overseas Portfolio Investor Class R	501,992	6,822,070
Emerging Markets Equity Funds - 2.6%
VIP Emerging Markets Portfolio Investor Class R	228,232	1,761,948
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $11,621,980)		8,584,018
Bond Funds - 40.0%
	Shares	Value
High Yield Bond Funds - 5.1%
VIP High Income Portfolio Investor Class	651,578	$ 3,498,975
Investment Grade Bond Funds - 34.9%
VIP Investment Grade Bond Portfolio Investor Class	1,829,411	23,654,292
TOTAL BOND FUNDS (Cost $26,905,385)		27,153,267
Short-Term Funds - 9.5%

VIP Money Market Portfolio Investor Class (Cost $6,472,147)	6,472,147	6,472,147
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $75,438,793)	67,803,807
NET OTHER ASSETS (LIABILITIES) - 0.0%	22
NET ASSETS - 100%	$ 67,803,829
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Investor Freedom 2015 Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2011

Assets
Investment in securities, at value (cost $75,438,793) - See accompanying schedule		$ 67,803,807
Receivable for fund shares sold		22,292
Total assets		67,826,099

Liabilities
Payable to custodian bank	$ 1
Payable for investments purchased	22,228
Payable for fund shares redeemed	41
Total liabilities		22,270

Net Assets		$ 67,803,829
Net Assets consist of:
Paid in capital		$ 75,449,001
Accumulated undistributed net realized gain (loss) on investments		(10,186)
Net unrealized appreciation (depreciation) on investments		(7,634,986)
Net Assets, for 7,101,624 shares outstanding		$ 67,803,829
Net Asset Value, offering price and redemption price per share ($67,803,829 ÷ 7,101,624 shares)		$ 9.55

Statement of Operations

	Year ended December 31, 2011

Investment Income
Income distributions from underlying funds		$ 1,448,227

Expenses
Independent trustees' compensation	$ 252
Total expenses before reductions	252
Expense reductions	(252)	0
Net investment income (loss)		1,448,227
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	258,473
Capital gain distributions from underlying funds	647,869
Total net realized gain (loss)		906,342
Change in net unrealized appreciation (depreciation) on underlying funds		(2,664,063)
Net gain (loss)		(1,757,721)
Net increase (decrease) in net assets resulting from operations		$ (309,494)

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Investor Freedom 2015 Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2011	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,448,227	$ 1,402,241
Net realized gain (loss)	906,342	1,066,132
Change in net unrealized appreciation (depreciation)	(2,664,063)	5,241,793
Net increase (decrease) in net assets resulting from operations	(309,494)	7,710,166
Distributions to shareholders from net investment income	(1,453,209)	(1,456,211)
Distributions to shareholders from net realized gain	(523,431)	(1,381,049)
Total distributions	(1,976,640)	(2,837,260)
Share transactions Proceeds from sales of shares	16,810,073	11,454,850
Reinvestment of distributions	1,976,640	2,837,260
Cost of shares redeemed	(17,956,170)	(9,938,186)
Net increase (decrease) in net assets resulting from share transactions	830,543	4,353,924
Total increase (decrease) in net assets	(1,455,591)	9,226,830

Net Assets
Beginning of period	69,259,420	60,032,590
End of period	$ 67,803,829	$ 69,259,420
Other Information Shares
Sold	1,669,774	1,201,923
Issued in reinvestment of distributions	206,978	292,477
Redeemed	(1,791,441)	(1,065,623)
Net increase (decrease)	85,311	428,777

Financial Highlights

Years ended December 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.87	$ 9.11	$ 7.69	$ 11.86	$ 11.40
Income from Investment Operations
Net investment income (loss)C	.21	.21	.34	.30	.33
Net realized and unrealized gain (loss)	(.24)	.97	1.58	(3.41)	.71
Total from investment operations	(.03)	1.18	1.92	(3.11)	1.04
Distributions from net investment income	(.21)	(.22)	(.34)	(.30)	(.42)
Distributions from net realized gain	(.08)	(.20)	(.16)	(.76)	(.16)
Total distributions	(.29)	(.42)	(.50)	(1.06)	(.58)
Net asset value, end of period	$ 9.55	$ 9.87	$ 9.11	$ 7.69	$ 11.86
Total ReturnA,B	(.33)%	13.06%	25.25%	(27.11)%	9.26%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.07%	2.24%	4.08%	2.98%	2.83%
Supplemental Data
Net assets, end of period (000 omitted)	$ 67,804	$ 69,259	$ 60,033	$ 48,087	$ 61,370
Portfolio turnover rate	30%	31%	22%	29%	14%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

F Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Investor Freedom 2020 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of December 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	6.8	7.0
VIP Equity-Income Portfolio Investor Class	8.1	8.1
VIP Growth & Income Portfolio Investor Class	8.1	8.1
VIP Growth Portfolio Investor Class	7.9	8.3
VIP Mid Cap Portfolio Investor Class	2.7	2.8
VIP Value Portfolio Investor Class	7.0	6.9
VIP Value Strategies Portfolio Investor Class	2.9	2.9
	43.5	44.1
Developed International Equity Funds
VIP Overseas Portfolio Investor Class R	11.6	13.5
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Investor Class R	3.0	2.3
High Yield Bond Funds
VIP High Income Portfolio Investor Class	6.4	6.5
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Investor Class	30.7	29.5
Short-Term Funds
VIP Money Market Portfolio Investor Class	4.8	4.1
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	43.5%
Developed International Equity Funds	11.6%
Emerging Markets Equity Funds	3.0%
High Yield Bond Funds	6.4%
Investment Grade Bond Funds	30.7%
Short-Term Funds	4.8%

Six months ago
Domestic Equity Funds	44.1%
Developed International Equity Funds	13.5%
Emerging Markets Equity Funds	2.3%
High Yield Bond Funds	6.5%
Investment Grade Bond Funds	29.5%
Short-Term Funds	4.1%

Expected
Domestic Equity Funds	41.2%
Developed International Equity Funds	12.9%
Emerging Markets Equity Funds	2.2%
High Yield Bond Funds	6.0%
Investment Grade Bond Funds	31.7%
Short-Term Funds	6.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of June 30, 2011. The current allocation is based on the fund's holdings as of December 31, 2011. The expected allocation represents the fund's anticipated allocation at June 30, 2012.

Annual Report

VIP Investor Freedom 2020 Portfolio

Investments December 31, 2011

Showing Percentage of Net Assets

Domestic Equity Funds - 43.5%
	Shares	Value
Domestic Equity Funds - 43.5%
VIP Contrafund Portfolio Investor Class	303,927	$ 6,972,088
VIP Equity-Income Portfolio Investor Class	447,151	8,334,894
VIP Growth & Income Portfolio Investor Class	667,901	8,388,837
VIP Growth Portfolio Investor Class	220,054	8,100,182
VIP Mid Cap Portfolio Investor Class	96,708	2,804,536
VIP Value Portfolio Investor Class	677,437	7,174,054
VIP Value Strategies Portfolio Investor Class	336,055	2,937,118
TOTAL DOMESTIC EQUITY FUNDS (Cost $52,672,327)		44,711,709
International Equity Funds - 14.6%

Developed International Equity Funds - 11.6%
VIP Overseas Portfolio Investor Class R	876,679	11,914,066
Emerging Markets Equity Funds - 3.0%
VIP Emerging Markets Portfolio Investor Class R	398,128	3,073,546
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $20,011,533)		14,987,612
Bond Funds - 37.1%
	Shares	Value
High Yield Bond Funds - 6.4%
VIP High Income Portfolio Investor Class	1,231,021	$ 6,610,582
Investment Grade Bond Funds - 30.7%
VIP Investment Grade Bond Portfolio Investor Class	2,442,973	31,587,645
TOTAL BOND FUNDS (Cost $38,258,923)		38,198,227
Short-Term Funds - 4.8%

VIP Money Market Portfolio Investor Class (Cost $4,976,932)	4,976,932	4,976,932
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $115,919,715)	102,874,480
NET OTHER ASSETS (LIABILITIES) - 0.0%	49
NET ASSETS - 100%	$ 102,874,529
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Investor Freedom 2020 Portfolio

Financial Statements

Statement of Assets and Liabilities

December 31, 2011

Assets
Investment in securities, at value (cost $115,919,715) - See accompanying schedule	$ 102,874,480
Cash	31
Receivable for fund shares sold	4,899
Total assets	102,879,410

Liabilities
Payable for investments purchased	4,881

Net Assets	$ 102,874,529
Net Assets consist of:
Paid in capital	$ 116,088,859
Accumulated undistributed net realized gain (loss) on investments	(169,095)
Net unrealized appreciation (depreciation) on investments	(13,045,235)
Net Assets, for 11,049,701 shares outstanding	$ 102,874,529
Net Asset Value, offering price and redemption price per share ($102,874,529 ÷ 11,049,701 shares)	$ 9.31

Statement of Operations

	Year ended December 31, 2011

Investment Income
Income distributions from underlying funds		$ 2,263,605

Expenses
Independent trustees' compensation	$ 367
Total expenses before reductions	367
Expense reductions	(367)	0
Net investment income (loss)		2,263,605
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	160,905
Capital gain distributions from underlying funds	842,264
Total net realized gain (loss)		1,003,169
Change in net unrealized appreciation (depreciation) on underlying funds		(4,808,136)
Net gain (loss)		(3,804,967)
Net increase (decrease) in net assets resulting from operations		$ (1,541,362)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2011	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,263,605	$ 1,960,564
Net realized gain (loss)	1,003,169	1,206,205
Change in net unrealized appreciation (depreciation)	(4,808,136)	8,652,787
Net increase (decrease) in net assets resulting from operations	(1,541,362)	11,819,556
Distributions to shareholders from net investment income	(2,265,071)	(1,970,982)
Distributions to shareholders from net realized gain	(568,142)	(1,414,267)
Total distributions	(2,833,213)	(3,385,249)
Share transactions Proceeds from sales of shares	18,593,039	17,485,465
Reinvestment of distributions	2,833,213	3,385,249
Cost of shares redeemed	(10,719,943)	(13,240,020)
Net increase (decrease) in net assets resulting from share transactions	10,706,309	7,630,694
Total increase (decrease) in net assets	6,331,734	16,065,001

Net Assets
Beginning of period	96,542,795	80,477,794
End of period	$ 102,874,529	$ 96,542,795
Other Information Shares
Sold	1,883,889	1,894,263
Issued in reinvestment of distributions	303,630	354,490
Redeemed	(1,108,116)	(1,457,338)
Net increase (decrease)	1,079,403	791,415

Financial Highlights

Years ended December 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.68	$ 8.77	$ 7.12	$ 12.09	$ 11.53
Income from Investment Operations
Net investment income (loss)C	.21	.21	.30	.27	.31
Net realized and unrealized gain (loss)	(.32)	1.05	1.72	(4.06)	.84
Total from investment operations	(.11)	1.26	2.02	(3.79)	1.15
Distributions from net investment income	(.21)	(.20)	(.28)	(.27)	(.40)
Distributions from net realized gain	(.05)	(.15)	(.09)	(.91)	(.19)
Total distributions	(.26)	(.35)	(.37)	(1.18)	(.59)
Net asset value, end of period	$ 9.31	$ 9.68	$ 8.77	$ 7.12	$ 12.09
Total ReturnA,B	(1.11)%	14.46%	28.75%	(32.63)%	10.20%
Ratios to Average Net AssetsD,F
Expenses before reductionsE	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.20%	2.28%	3.82%	2.77%	2.59%
Supplemental Data
Net assets, end of period (000 omitted)	$ 102,875	$ 96,543	$ 80,478	$ 59,123	$ 76,369
Portfolio turnover rate	16%	31%	20%	26%	12%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Amount represents less than .01%.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Investor Freedom 2025 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of December 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	8.0	8.1
VIP Equity-Income Portfolio Investor Class	9.5	9.4
VIP Growth & Income Portfolio Investor Class	9.6	9.4
VIP Growth Portfolio Investor Class	9.3	9.6
VIP Mid Cap Portfolio Investor Class	3.2	3.3
VIP Value Portfolio Investor Class	8.2	8.0
VIP Value Strategies Portfolio Investor Class	3.4	3.4
	51.2	51.2
Developed International Equity Funds
VIP Overseas Portfolio Investor Class R	13.7	15.7
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Investor Class R	3.5	2.7
High Yield Bond Funds
VIP High Income Portfolio Investor Class	7.6	7.5
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Investor Class	23.7	22.8
Short-Term Funds
VIP Money Market Portfolio Investor Class	0.3	0.1
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	51.2%
Developed International Equity Funds	13.7%
Emerging Markets Equity Funds	3.5%
High Yield Bond Funds	7.6%
Investment Grade Bond Funds	23.7%
Short-Term Funds	0.3%

Six months ago
Domestic Equity Funds	51.2%
Developed International Equity Funds	15.7%
Emerging Markets Equity Funds	2.7%
High Yield Bond Funds	7.5%
Investment Grade Bond Funds	22.8%
Short-Term Funds	0.1%

Expected
Domestic Equity Funds	49.9%
Developed International Equity Funds	15.5%
Emerging Markets Equity Funds	2.7%
High Yield Bond Funds	7.4%
Investment Grade Bond Funds	24.1%
Short-Term Funds	0.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of June 30, 2011. The current allocation is based on the fund's holdings as of December 31, 2011. The expected allocation represents the fund's anticipated allocation at June 30, 2012.

Annual Report

VIP Investor Freedom 2025 Portfolio

Investments December 31, 2011

Showing Percentage of Net Assets

Domestic Equity Funds - 51.2%
	Shares	Value
Domestic Equity Funds - 51.2%
VIP Contrafund Portfolio Investor Class	182,051	$ 4,176,243
VIP Equity-Income Portfolio Investor Class	267,786	4,991,537
VIP Growth & Income Portfolio Investor Class	399,931	5,023,139
VIP Growth Portfolio Investor Class	131,796	4,851,416
VIP Mid Cap Portfolio Investor Class	58,041	1,683,200
VIP Value Portfolio Investor Class	405,649	4,295,828
VIP Value Strategies Portfolio Investor Class	201,592	1,761,912
TOTAL DOMESTIC EQUITY FUNDS (Cost $28,667,813)		26,783,275
International Equity Funds - 17.2%

Developed International Equity Funds - 13.7%
VIP Overseas Portfolio Investor Class R	526,101	7,149,713
Emerging Markets Equity Funds - 3.5%
VIP Emerging Markets Portfolio Investor Class R	239,040	1,845,388
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $11,254,800)		8,995,101
Bond Funds - 31.3%
	Shares	Value
High Yield Bond Funds - 7.6%
VIP High Income Portfolio Investor Class	744,674	$ 3,998,902
Investment Grade Bond Funds - 23.7%
VIP Investment Grade Bond Portfolio Investor Class	956,506	12,367,623
TOTAL BOND FUNDS (Cost $16,414,934)		16,366,525
Short-Term Funds - 0.3%

VIP Money Market Portfolio Investor Class (Cost $133,586)	133,586	133,586
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $56,471,133)	52,278,487
NET OTHER ASSETS (LIABILITIES) - 0.0%	3
NET ASSETS - 100%	$ 52,278,490
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Investor Freedom 2025 Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2011

Assets
Investment in securities, at value (cost $56,471,133) - See accompanying schedule		$ 52,278,487
Receivable for fund shares sold		162,076
Total assets		52,440,563

Liabilities
Payable for investments purchased	$ 162,050
Payable for fund shares redeemed	23
Total liabilities		162,073

Net Assets		$ 52,278,490
Net Assets consist of:
Paid in capital		$ 56,674,596
Accumulated undistributed net realized gain (loss) on investments		(203,460)
Net unrealized appreciation (depreciation) on investments		(4,192,646)
Net Assets, for 5,583,722 shares outstanding		$ 52,278,490
Net Asset Value, offering price and redemption price per share ($52,278,490 ÷ 5,583,722 shares)		$ 9.36

Statement of Operations

	Year ended December 31, 2011

Investment Income
Income distributions from underlying funds		$ 1,142,604

Expenses
Independent trustees' compensation	$ 179
Total expenses before reductions	179
Expense reductions	(179)	0
Net investment income (loss)		1,142,604
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	8,308
Capital gain distributions from underlying funds	327,286
Total net realized gain (loss)		335,594
Change in net unrealized appreciation (depreciation) on underlying funds		(2,939,325)
Net gain (loss)		(2,603,731)
Net increase (decrease) in net assets resulting from operations		$ (1,461,127)

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Investor Freedom 2025 Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2011	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,142,604	$ 857,991
Net realized gain (loss)	335,594	245,582
Change in net unrealized appreciation (depreciation)	(2,939,325)	4,556,758
Net increase (decrease) in net assets resulting from operations	(1,461,127)	5,660,331
Distributions to shareholders from net investment income	(1,144,600)	(856,138)
Distributions to shareholders from net realized gain	(189,863)	(339,965)
Total distributions	(1,334,463)	(1,196,103)
Share transactions Proceeds from sales of shares	14,419,993	11,403,282
Reinvestment of distributions	1,334,462	1,196,103
Cost of shares redeemed	(5,209,901)	(5,515,442)
Net increase (decrease) in net assets resulting from share transactions	10,544,554	7,083,943
Total increase (decrease) in net assets	7,748,964	11,548,171

Net Assets
Beginning of period	44,529,526	32,981,355
End of period	$ 52,278,490	$ 44,529,526
Other Information Shares
Sold	1,442,734	1,241,922
Issued in reinvestment of distributions	142,419	123,024
Redeemed	(531,486)	(613,270)
Net increase (decrease)	1,053,667	751,676

Financial Highlights

Years ended December 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.83	$ 8.73	$ 7.04	$ 12.21	$ 11.62
Income from Investment Operations
Net investment income (loss)C	.22	.21	.28	.27	.32
Net realized and unrealized gain (loss)	(.44)	1.17	1.79	(4.29)	.86
Total from investment operations	(.22)	1.38	2.07	(4.02)	1.18
Distributions from net investment income	(.21)	(.20)	(.25)	(.26)	(.38)
Distributions from net realized gain	(.04)	(.08)	(.13)	(.89)	(.21)
Total distributions	(.25)	(.28)	(.38)	(1.15)	(.59)
Net asset value, end of period	$ 9.36	$ 9.83	$ 8.73	$ 7.04	$ 12.21
Total ReturnA,B	(2.28) %	15.80%	29.95%	(34.22) %	10.39%
Ratios to Average Net AssetsD,F
Expenses before reductionsE	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.26%	2.28%	3.65%	2.77%	2.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 52,278	$ 44,530	$ 32,981	$ 21,454	$ 28,587
Portfolio turnover rate	15%	29%	18%	30%	10%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Amount represents less than .01%.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Investor Freedom 2030 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of December 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	8.4	8.5
VIP Equity-Income Portfolio Investor Class	10.0	10.0
VIP Growth & Income Portfolio Investor Class	10.1	9.9
VIP Growth Portfolio Investor Class	9.8	10.1
VIP Mid Cap Portfolio Investor Class	3.4	3.5
VIP Value Portfolio Investor Class	8.6	8.5
VIP Value Strategies Portfolio Investor Class	3.6	3.6
	53.9	54.1
Developed International Equity Funds
VIP Overseas Portfolio Investor Class R	14.3	16.6
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Investor Class R	3.7	2.9
High Yield Bond Funds
VIP High Income Portfolio Investor Class	7.7	7.5
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Investor Class	20.4	18.9
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	53.9%
Developed International Equity Funds	14.3%
Emerging Markets Equity Funds	3.7%
High Yield Bond Funds	7.7%
Investment Grade Bond Funds	20.4%

Six months ago
Domestic Equity Funds	54.1%
Developed International Equity Funds	16.6%
Emerging Markets Equity Funds	2.9%
High Yield Bond Funds	7.5%
Investment Grade Bond Funds	18.9%

Expected
Domestic Equity Funds	52.0%
Developed International Equity Funds	16.1%
Emerging Markets Equity Funds	2.9%
High Yield Bond Funds	7.5%
Investment Grade Bond Funds	21.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of June 30, 2011. The current allocation is based on the fund's holdings as of December 31, 2011. The expected allocation represents the fund's anticipated allocation at June 30, 2012.

Annual Report

VIP Investor Freedom 2030 Portfolio

Investments December 31, 2011

Showing Percentage of Net Assets

Domestic Equity Funds - 53.9%
	Shares	Value
Domestic Equity Funds - 53.9%
VIP Contrafund Portfolio Investor Class	188,312	$ 4,319,874
VIP Equity-Income Portfolio Investor Class	277,215	5,167,292
VIP Growth & Income Portfolio Investor Class	414,068	5,200,694
VIP Growth Portfolio Investor Class	136,419	5,021,599
VIP Mid Cap Portfolio Investor Class	60,067	1,741,935
VIP Value Portfolio Investor Class	419,755	4,445,209
VIP Value Strategies Portfolio Investor Class	208,758	1,824,546
TOTAL DOMESTIC EQUITY FUNDS (Cost $31,716,411)		27,721,149
International Equity Funds - 18.0%

Developed International Equity Funds - 14.3%
VIP Overseas Portfolio Investor Class R	543,535	7,386,642
Emerging Markets Equity Funds - 3.7%
VIP Emerging Markets Portfolio Investor Class R	246,472	1,902,767
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $12,192,520)		9,289,409
Bond Funds - 28.1%
	Shares	Value
High Yield Bond Funds - 7.7%
VIP High Income Portfolio Investor Class	736,515	$ 3,955,083
Investment Grade Bond Funds - 20.4%
VIP Investment Grade Bond Portfolio Investor Class	813,053	10,512,769
TOTAL BOND FUNDS (Cost $14,684,719)		14,467,852
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $58,593,650)	51,478,410
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1)
NET ASSETS - 100%	$ 51,478,409
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Investor Freedom 2030 Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2011

Assets
Investment in securities, at value (cost $58,593,650) - See accompanying schedule		$ 51,478,410
Receivable for investments sold		140,317
Receivable for fund shares sold		1,023
Total assets		51,619,750

Liabilities
Payable to custodian bank	$ 2
Payable for fund shares redeemed	141,339
Total liabilities		141,341

Net Assets		$ 51,478,409
Net Assets consist of:
Paid in capital		$ 58,827,970
Accumulated undistributed net realized gain (loss) on investments		(234,321)
Net unrealized appreciation (depreciation) on investments		(7,115,240)
Net Assets, for 5,768,136 shares outstanding		$ 51,478,409
Net Asset Value, offering price and redemption price per share ($51,478,409 ÷ 5,768,136 shares)		$ 8.92

Statement of Operations

	Year ended December 31, 2011

Investment Income
Income distributions from underlying funds		$ 1,100,862

Expenses
Independent trustees' compensation	$ 180
Total expenses before reductions	180
Expense reductions	(180)	0
Net investment income (loss)		1,100,862
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	11,761
Capital gain distributions from underlying funds	282,620
Total net realized gain (loss)		294,381
Change in net unrealized appreciation (depreciation) on underlying funds		(3,043,317)
Net gain (loss)		(2,748,936)
Net increase (decrease) in net assets resulting from operations		$ (1,648,074)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2011	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,100,862	$ 843,098
Net realized gain (loss)	294,381	364,306
Change in net unrealized appreciation (depreciation)	(3,043,317)	4,779,150
Net increase (decrease) in net assets resulting from operations	(1,648,074)	5,986,554
Distributions to shareholders from net investment income	(1,104,616)	(850,947)
Distributions to shareholders from net realized gain	(185,981)	(588,834)
Total distributions	(1,290,597)	(1,439,781)
Share transactions Proceeds from sales of shares	11,831,783	9,717,483
Reinvestment of distributions	1,290,597	1,439,781
Cost of shares redeemed	(4,775,189)	(4,193,863)
Net increase (decrease) in net assets resulting from share transactions	8,347,191	6,963,401
Total increase (decrease) in net assets	5,408,520	11,510,174

Net Assets
Beginning of period	46,069,889	34,559,715
End of period	$ 51,478,409	$ 46,069,889
Other Information Shares
Sold	1,239,890	1,100,150
Issued in reinvestment of distributions	144,524	157,171
Redeemed	(512,617)	(485,488)
Net increase (decrease)	871,797	771,833

Financial Highlights

Years ended December 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.41	$ 8.38	$ 6.66	$ 12.48	$ 11.72
Income from Investment Operations
Net investment income (loss)C	.20	.19	.21	.23	.30
Net realized and unrealized gain (loss)	(.46)	1.15	1.85	(4.78)	.99
Total from investment operations	(.26)	1.34	2.06	(4.55)	1.29
Distributions from net investment income	(.20)	(.18)	(.20)	(.29)	(.29)
Distributions from net realized gain	(.03)	(.13)	(.14)	(.98)	(.24)
Total distributions	(.23)	(.31)	(.34)	(1.27)	(.53)
Net asset value, end of period	$ 8.92	$ 9.41	$ 8.38	$ 6.66	$ 12.48
Total ReturnA,B	(2.78)%	16.12%	31.57%	(38.13)%	11.28%
Ratios to Average Net AssetsD,F
Expenses before reductionsE	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.16%	2.20%	2.86%	2.38%	2.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 51,478	$ 46,070	$ 34,560	$ 24,786	$ 31,355
Portfolio turnover rate	14%	26%	21%	19%	12%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Amount represents less than .01%.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2011

1. Organization.

VIP Investor Freedom Income Portfolio, VIP Investor Freedom 2005 Portfolio, VIP Investor Freedom 2010 Portfolio, VIP Investor Freedom 2015 Portfolio, VIP Investor Freedom 2020 Portfolio, VIP Investor Freedom 2025 Portfolio and VIP Investor Freedom 2030 Portfolio (the Funds) are funds of Variable Insurance Products Fund V. The Variable Insurance Products Fund V (the Trust) (referred to in this report as Fidelity Variable Insurance Products) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other VIP equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. As of December 31, 2011, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
VIP Investor Freedom Income	$ 30,966,536	$ 737,758	$ (1,156,973)	$ (419,215)
VIP Investor Freedom 2005	10,739,328	198,366	(1,160,588)	(962,222)
VIP Investor Freedom 2010	58,482,112	733,150	(8,048,422)	(7,315,272)
VIP Investor Freedom 2015	75,890,979	1,334,380	(9,421,552)	(8,087,172)
VIP Investor Freedom 2020	116,661,298	1,761,888	(15,548,706)	(13,786,818)
VIP Investor Freedom 2025	56,857,806	2,245,971	(6,825,290)	(4,579,319)
VIP Investor Freedom 2030	58,975,246	1,180,579	(8,677,415)	(7,496,836)

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed long-term capital gain	Net unrealized appreciation (depreciation)
VIP Investor Freedom Income	$ 237,900	$ (419,215)
VIP Investor Freedom 2005	72,567	(962,222)
VIP Investor Freedom 2010	208,432	(7,315,272)
VIP Investor Freedom 2015	442,000	(8,087,172)
VIP Investor Freedom 2020	572,488	(13,786,818)
VIP Investor Freedom 2025	183,213	(4,579,319)
VIP Investor Freedom 2030	147,275	(7,496,836)

The tax character of distributions paid was as follows:

December 31, 2011
	Ordinary Income	Long-term Capital Gains	Total
VIP Investor Freedom Income	$ 736,899	$ 18,854	$ 755,753
VIP Investor Freedom 2005	246,767	5,354	252,121
VIP Investor Freedom 2010	1,304,165	-	1,304,165
VIP Investor Freedom 2015	1,976,640	-	1,976,640
VIP Investor Freedom 2020	2,813,048	20,165	2,833,213
VIP Investor Freedom 2025	1,334,463	-	1,334,463
VIP Investor Freedom 2030	1,290,597	-	1,290,597
December 31, 2010
	Ordinary Income	Long-term Capital Gains	Total
VIP Investor Freedom Income	$ 821,948	$ 69,847	$ 891,795
VIP Investor Freedom 2005	287,925	127,829	415,754
VIP Investor Freedom 2010	1,353,042	-	1,353,042
VIP Investor Freedom 2015	2,362,926	474,334	2,837,260
VIP Investor Freedom 2020	2,873,180	512,069	3,385,249
VIP Investor Freedom 2025	1,152,198	43,905	1,196,103
VIP Investor Freedom 2030	1,250,065	189,716	1,439,781

Annual Report

Notes to Financial Statements - continued

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
VIP Investor Freedom Income	8,842,731	10,379,301
VIP Investor Freedom 2005	4,777,920	5,124,302
VIP Investor Freedom 2010	12,959,318	14,639,543
VIP Investor Freedom 2015	22,404,585	21,454,610
VIP Investor Freedom 2020	27,265,290	16,286,354
VIP Investor Freedom 2025	18,363,745	7,683,773
VIP Investor Freedom 2030	15,751,019	7,310,943

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

5. Expense Reductions.

FMR voluntarily agreed to reimburse the Funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
VIP Investor Freedom Income	0%	$ 114
VIP Investor Freedom 2005	0%	39
VIP Investor Freedom 2010	0%	195
VIP Investor Freedom 2015	0%	252
VIP Investor Freedom 2020	0%	367
VIP Investor Freedom 2025	0%	179
VIP Investor Freedom 2030	0%	180

6. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were owners of record of all of the outstanding shares of the Funds.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products V and the Shareholders of VIP Investor Freedom Income Portfolio, VIP Investor Freedom 2005 Portfolio, VIP Investor Freedom 2010 Portfolio, VIP Investor Freedom 2015 Portfolio, VIP Investor Freedom 2020 Portfolio, VIP Investor Freedom 2025 Portfolio, VIP Investor Freedom 2030 Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial positions of VIP Investor Freedom Income Portfolio, VIP Investor Freedom 2005 Portfolio, VIP Investor Freedom 2010 Portfolio, VIP Investor Freedom 2015 Portfolio, VIP Investor Freedom 2020 Portfolio, VIP Investor Freedom 2025 Portfolio and VIP Investor Freedom 2030 Portfolio (the Funds), each a fund of Variable Insurance Products V Trust, at December 31, 2011, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the transfer agent of the underlying funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 17, 2012

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each funds' performance. If the interests of a fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the funds' to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers and the Trustees would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for James C. Curvey, each of the Trustees oversees 203 funds advised by FMR or an affiliate. Mr. Curvey oversees 429 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (69)

Year of Election or Appointment: 2006

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (64)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (57)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2007

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Derek L. Young (47)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young also serves as President and a Director of Strategic Advisers, Inc. (2011-present), President of the Global Asset Allocation Group (2011-present), and as Vice Chairman of Pyramis Global Advisers, LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of the Global Asset Allocation Group (2009-2011) and as a portfolio manager.

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (50)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Joseph F. Zambello (54)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II (2011-present), Deputy Treasurer of other Fidelity funds (2008-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities.

Fund	Pay Date	Record Date	Capital Gains
VIP Investor Freedom Income Portfolio	02/10/2012	02/10/2012	$0.080
VIP Investor Freedom 2005 Portfolio	02/10/2012	02/10/2012	$0.073
VIP Investor Freedom 2010 Portfolio	02/10/2012	02/10/2012	$0.041
VIP Investor Freedom 2015 Portfolio	02/10/2012	02/10/2012	$0.063
VIP Investor Freedom 2020 Portfolio	02/10/2012	02/10/2012	$0.053
VIP Investor Freedom 2025 Portfolio	02/10/2012	02/10/2012	$0.034
VIP Investor Freedom 2030 Portfolio	02/10/2012	02/10/2012	$0.026

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended December 31, 2011, or, if subsequently determined to be different, the net capital gain of such year.

Fund
VIP Investor Freedom Income Portfolio	$239,089
VIP Investor Freedom 2005 Portfolio	$72,618
VIP Investor Freedom 2010 Portfolio	$211,966
VIP Investor Freedom 2015 Portfolio	$458,004
VIP Investor Freedom 2020 Portfolio	$583,085
VIP Investor Freedom 2025 Portfolio	$184,960
VIP Investor Freedom 2030 Portfolio	$151,746

A percentage of the dividends distributed during the fiscal year for the following funds was derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fund
VIP Investor Freedom Income Portfolio	6.04%
VIP Investor Freedom 2005 Portfolio	5.22%
VIP Investor Freedom 2010 Portfolio	5.68%
VIP Investor Freedom 2015 Portfolio	5.07%
VIP Investor Freedom 2020 Portfolio	4.77%
VIP Investor Freedom 2025 Portfolio	4.04%
VIP Investor Freedom 2030 Portfolio	3.62%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

Fund	Pay Date	Income	Taxes
VIP Investor Freedom Income Portfolio	12/29/2011	$0.010	$0.001
VIP Investor Freedom 2005 Portfolio	12/29/2011	$0.018	$0.001
VIP Investor Freedom 2010 Portfolio	12/29/2011	$0.022	$0.002
VIP Investor Freedom 2015 Portfolio	12/29/2011	$0.022	$0.002
VIP Investor Freedom 2020 Portfolio	12/29/2011	$0.025	$0.002
VIP Investor Freedom 2025 Portfolio	12/29/2011	$0.029	$0.002
VIP Investor Freedom 2030 Portfolio	12/29/2011	$0.029	$0.002

A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividends-received deduction for corporate shareholders:

Fund	February 2011	December 2011
VIP Investor Freedom Income Portfolio	2%	8%
VIP Investor Freedom 2005 Portfolio	1%	16%
VIP Investor Freedom 2010 Portfolio	-%	18%
VIP Investor Freedom 2015 Portfolio	-%	16%
VIP Investor Freedom 2020 Portfolio	2%	20%
VIP Investor Freedom 2025 Portfolio	-%	25%
VIP Investor Freedom 2030 Portfolio	-%	27%

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

VIP Investor Freedom Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and administration agreement (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Nominating and Governance, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of each fund and its shareholders and that the lack of compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. In reaching its determination, the Board is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, Inc. (Strategic Advisers), and the administrator, FMR, including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Strategic Advisers' investment staff, including its size, education, experience, and resources, as well as Strategic Advisers' and FMR's approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Strategic Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR and its affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of FMR's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured over multiple periods against a proprietary custom index. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare any of the funds' performance, given that even competitor funds with the same target date can differ significantly in their asset allocation strategy, degree of active management, and glide path construction. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, the fund's cumulative total returns and the cumulative total returns of a proprietary custom index ("benchmark"). For each fund, the proprietary custom index is an index developed by FMR that represents the performance of the fund's asset classes according to their respective weightings, adjusted on the last day of every month to reflect the fund's increasingly conservative asset allocations over time (for each fund other than VIP Investor Freedom Income Portfolio).

VIP Investor Freedom 2005 Portfolio

The Board noted that the investment performance of the fund compared favorably to its benchmark for the one- and five-year periods, although the fund's three-year cumulative total return was lower than its benchmark. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Annual Report

VIP Investor Freedom 2010 Portfolio

The Board noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the fund's one-year total return compared favorably to its benchmark. The Board also reviewed the fund's performance since inception as well as performance in the current year.

VIP Investor Freedom 2015 Portfolio

The Board noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the fund's one-year total return compared favorably to its benchmark. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

VIP Investor Freedom 2020 Portfolio

The Board noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the fund's one-year total return compared favorably to its benchmark. The Board also reviewed the fund's performance since inception as well as performance in the current year.

VIP Investor Freedom 2025 Portfolio

The Board noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the fund's one-year total return compared favorably to its benchmark. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Annual Report

VIP Investor Freedom 2030 Portfolio

The Board noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the fund's one-year total return compared favorably to its benchmark. The Board also reviewed the fund's performance since inception as well as performance in the current year.

VIP Investor Freedom Income Portfolio

The Board noted that the investment performance of the fund compared favorably to its benchmark for all the periods shown. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board noted that the funds do not pay Strategic Advisers a management fee for investment advisory services. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes, and also considered that each fund bears indirectly the expenses of the underlying funds in which it invests. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 0% means that 100% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

VIP Investor Freedom 2005 Portfolio

VIP Investor Freedom 2010 Portfolio

Annual Report

VIP Investor Freedom 2015 Portfolio

VIP Investor Freedom 2020 Portfolio

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

VIP Investor Freedom 2025 Portfolio

VIP Investor Freedom 2030 Portfolio

Annual Report

VIP Investor Freedom Income Portfolio

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Total Expense Ratio. In its review of each fund's total expense ratio, the Board noted that each fund invests in Investor Class of the underlying fund to avoid charging fund-paid 12b-1 fees at both fund levels. The Board considered that the funds do not pay transfer agent fees. Instead, Investor Class of each underlying fund bears its pro rata portion of each fund's transfer agent fee according to the percentage of each fund's assets invested in that underlying fund. The Board further noted that FMR pays all other expenses of each fund, with limited exceptions.

The Board noted that each fund's total expense ratio ranked below its competitive median for 2010.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of management fees, total expense ratios, and fees charged to other Fidelity clients, the Board concluded that each fund's management fee and the total expense ratio of each fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of each fund's Advisory Contracts because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Economies of Scale. The Board concluded that because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions, economies of scale cannot be realized by the funds, but may be realized by the other Fidelity funds in which each fund invests.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes; (vi) the reasons why certain expenses affect various funds and classes differently; (vii) Fidelity's transfer agent fees, expenses, and services and how the benefits of decreased costs and new efficiencies can be shared across all of the Fidelity funds; (viii) the reasons for and consequences of changes to certain product lines compared to competitors; (ix) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPIFF-ANN-0212
1.814507.106

Fidelity® Variable Insurance Products:
Strategic Income Portfolio

Annual Report

December 31, 2011

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2011	Past 1 year	Past 5 years	Life of fund A
VIP Strategic Income Portfolio - Initial Class	4.66%	7.18%	6.91%
VIP Strategic Income Portfolio - Service Class	4.52%	7.07%	6.78%
VIP Strategic Income Portfolio - Service Class 2	4.45%	6.92%	6.62%
VIP Strategic Income Portfolio - Investor Class B	4.55%	7.12%	6.86%

A From December 23, 2003.

B The initial offering of Investor Class shares took place on July 21, 2005. Returns prior to July 21, 2005 are those of Initial Class. Had Investor Class's transfer agent fee been reflected, returns prior to July 21, 2005 would have been lower.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Strategic Income Portfolio - Initial Class on December 23, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how The BofA Merrill LynchSM US High Yield Constrained Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Extreme market volatility took center stage during the 12 months ending December 31, 2011, stealing the spotlight from signs of progress in the global economy. Early in the year, aggressive monetary stimulus by the U.S. federal government, improving credit-market conditions and solid corporate earnings buoyed most major asset classes. As the period progressed, however, fresh worries about sovereign debt in Europe, inflation in China, gridlock over raising the debt ceiling in the U.S. - along with Standard & Poor's early-August downgrade of the nation's long-term sovereign credit rating - and a dimmed outlook for global growth punctured investor confidence and ignited market instability. Domestic equities, as measured by the broad-based S&P 500® Index, gained 2.11%, easily outpacing the 13.61% decline of MSCI® ACWI® (All Country World Index) ex USA Index, a proxy for foreign stocks. Within the MSCI index, emerging markets declined the most (-18%), with investments here generally held back by a stronger U.S. dollar. The U.K. (-3%) fared better than the rest of Europe (-15%), which was the second-worst-performing index component. Bolstered by periodic flights to quality, U.S. investment-grade bonds posted a 7.84% advance, as reflected by the Barclays Capital® U.S. Aggregate Bond Index, outperforming the 4.37% gain of high-yield securities, as represented by The BofA Merrill LynchSM US High Yield Constrained Index. Hampered by financial woes in Europe, the sovereign debt of major developed markets outside the U.S. rose 4.86%, according to the Citigroup® Non-USD Group-of-Seven (G7) Equal Weighted Index, while the JPMorgan Emerging Markets Bond Index Global (EMBI Global) advanced 8.46%, despite the currency head wind.

Comments from Joanna Bewick and Christopher Sharpe, Lead Co-Portfolio Managers of VIP Strategic Income Portfolio: For the year, the fund's shares classes underperformed the 6.59% return of the Fidelity Strategic Income Composite Index. (For specific portfolio results, please refer to the performance section of this report). On balance, asset allocation modestly detracted from the fund's relative return. The biggest drag on performance, however, came from security selection within the subportfolios. The high-yield debt sleeve fell short of its benchmark and was the largest relative detractor, mainly due to unsuccessful security selection in the telecommunications and automotive/auto parts industries. The emerging-markets debt subportfolio had a particularly challenging third quarter and ended the period short of its index. Unfavorable market positioning more than offset positive security selection in the sleeve overall. Our U.S. government debt subportfolio delivered the biggest absolute return, but modestly trailed its benchmark, with sector selection hurting performance. Lastly, the developed-markets debt sleeve modestly lagged its index. Positive security selection in France, Japan and Italy was offset by weak picks in Canada and non-index stakes in the Netherlands and Belgium.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2011 to December 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value July 1, 2011	Ending Account Value December 31, 2011	Expenses Paid During Period* July 1, 2011 to December 31, 2011
Initial Class	.69%
Actual		$ 1,000.00	$ 1,004.00	$ 3.49
Hypothetical A		$ 1,000.00	$ 1,021.73	$ 3.52
Service Class	.79%
Actual		$ 1,000.00	$ 1,003.50	$ 3.99
Hypothetical A		$ 1,000.00	$ 1,021.22	$ 4.02
Service Class 2.94%
Actual		$ 1,000.00	$ 1,002.80	$ 4.75
Hypothetical A		$ 1,000.00	$ 1,020.47	$ 4.79
Investor Class	.72%
Actual		$ 1,000.00	$ 1,003.70	$ 3.64
Hypothetical A		$ 1,000.00	$ 1,021.58	$ 3.67

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

Top Five Holdings as of December 31, 2011
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	19.8	17.6
Japan Government	2.3	2.5
Canadian Government	2.1	2.3
German Federal Republic	2.0	1.6
United Kingdom, Great Britain and Northern Ireland	1.9	2.0
	28.1
Top Five Market Sectors as of December 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	6.0	6.1
Financials	5.5	8.5
Telecommunication Services	5.0	7.0
Consumer Discretionary	4.6	5.1
Health Care	4.5	3.6
Quality Diversification (% of fund's net assets)
As of December 31, 2011	As of June 30, 2011
U.S. Government and U.S. Government Agency Obligations† 28.2%	U.S. Government and U.S. Government Agency Obligations† 24.9%
AAA,AA,A 14.5%	AAA,AA,A 12.9%
BBB 4.5%	BBB 4.3%
BB 14.4%	BB 13.1%
B 21.8%	B 26.0%
CCC,CC,C 4.4%	CCC,CC,C 4.8%
Not Rated 2.7%	Not Rated 3.7%
Equities 0.5%	Equities 1.2%
Short-Term Investments and Net Other Assets 9.0%	Short-Term Investments and Net Other Assets 9.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of December 31, 2011*		As of June 30, 2011**
	Preferred Securities 0.3%		Preferred Securities 0.0%
	Corporate Bonds 34.2%		Corporate Bonds 37.5%
	U.S. Government and U.S. Government Agency Obligations† 28.2%		U.S. Government and U.S. Government Agency Obligations† 24.9%
	Foreign Government & Government Agency Obligations 22.4%		Foreign Government & Government Agency Obligations 21.3%
	Floating Rate Loans 5.3%		Floating Rate Loans 5.9%
	Stocks 0.5%		Stocks 1.2%
	Other Investments 0.1%		Other Investments 0.1%
	Short-Term Investments and Net Other Assets 9.0%		Short-Term Investments and Net Other Assets 9.1%
* Foreign investments	33.5%	** Foreign investments	33.4%
* Futures and Swaps	1.1%	** Futures and Swaps	0.8%

† Includes FDIC Guaranteed Corporate Securities and NCUA Guaranteed Notes.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Annual Report

Investments December 31, 2011

Showing Percentage of Net Assets

Corporate Bonds - 34.1%
		Principal Amount (d)	Value
Convertible Bonds - 0.6%
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.1%
TRW Automotive, Inc. 3.5% 12/1/15		$ 671,000	$ 904,173
ENERGY - 0.2%
Energy Equipment & Services - 0.0%
Cal Dive International, Inc. 3.25% 12/15/25		170,000	170,000
Oil, Gas & Consumable Fuels - 0.2%
Chesapeake Energy Corp.:
2.5% 5/15/37		1,310,000	1,164,721
2.5% 5/15/37		370,000	331,890
			1,496,611
TOTAL ENERGY			1,666,611
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Lucent Technologies, Inc. 2.875% 6/15/25		520,000	453,700
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
NII Holdings, Inc. 3.125% 6/15/12		2,610,000	2,626,313
TOTAL CONVERTIBLE BONDS			5,650,797
Nonconvertible Bonds - 33.5%
CONSUMER DISCRETIONARY - 3.5%
Auto Components - 0.6%
Affinia Group, Inc.:
9% 11/30/14		360,000	356,400
10.75% 8/15/16 (f)		149,000	161,665
Cooper Standard Auto, Inc. 8.5% 5/1/18		145,000	149,350
Dana Holding Corp.:
6.5% 2/15/19		345,000	348,450
6.75% 2/15/21		1,230,000	1,242,300
Delphi Corp.:
5.875% 5/15/19 (f)		450,000	456,750
6.125% 5/15/21 (f)		415,000	421,225
Exide Technologies 8.625% 2/1/18		1,190,000	922,250
International Automotive Components Group SA 9.125% 6/1/18 (f)		495,000	440,550
Lear Corp.:
7.875% 3/15/18		110,000	119,900
8.125% 3/15/20		125,000	137,500
RSC Equipment Rental, Inc. 10% 7/15/17 (f)		180,000	207,900

		Principal Amount (d)	Value
Stoneridge, Inc. 9.5% 10/15/17 (f)		$ 200,000	$ 205,000
Tenneco, Inc.:
6.875% 12/15/20		545,000	561,350
7.75% 8/15/18		125,000	126,250
The Goodyear Tire & Rubber Co. 10.5% 5/15/16		198,000	218,790
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc. 10.625% 9/1/17 (f)		414,000	416,567
			6,492,197
Automobiles - 0.1%
Automotores Gildemeister SA 8.25% 5/24/21 (f)		210,000	214,200
General Motors Corp.:
6.75% 5/1/28 (c)		692,000	4,636
7.125% 7/15/13 (c)		140,000	938
7.2% 1/15/11 (c)		350,000	2,345
7.4% 9/1/25 (c)		45,000	302
7.7% 4/15/16 (c)		531,000	3,558
8.25% 7/15/23 (c)		415,000	2,781
8.375% 7/15/33 (c)		605,000	4,054
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.5% 12/1/19 (f)		390,000	405,093
			637,907
Diversified Consumer Services - 0.0%
Mac-Gray Corp. 7.625% 8/15/15		27,000	27,640
Hotels, Restaurants & Leisure - 0.7%
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (f)	BRL	750,000	412,597
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17		355,000	385,175
Landry's Restaurants, Inc.:
11.625% 12/1/15		110,000	115,775
11.625% 12/1/15 (f)		85,000	89,463
MCE Finance Ltd. 10.25% 5/15/18		620,000	675,800
MGM Mirage, Inc.:
6.625% 7/15/15		110,000	104,500
10% 11/1/16		365,000	379,600
10.375% 5/15/14		100,000	114,000
Mohegan Tribal Gaming Authority 6.875% 2/15/15		125,000	55,625
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind (f)(k)		1,205,000	1,024,250
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 8.25% 12/15/17 (f)		240,000	253,800
NCL Corp. Ltd. 9.5% 11/15/18		125,000	129,375
Palace Entertainment Holdings LLC/Corp. 8.875% 4/15/17 (f)		100,000	97,750
Roadhouse Financing, Inc. 10.75% 10/15/17		345,000	329,475
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Seven Seas Cruises S de RL LLC 9.125% 5/15/19 (f)		$ 60,000	$ 60,600
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (f)		100,000	56,000
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 8.625% 4/15/16 (f)		50,000	50,875
Universal City Development Partners Ltd./UCDP Finance, Inc. 8.875% 11/15/15		767,000	849,453
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (f)		53,318	29,058
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20		1,890,000	2,079,000
			7,292,171
Household Durables - 0.7%
Jarden Corp. 6.125% 11/15/22		280,000	287,700
Reliance Intermediate Holdings LP 9.5% 12/15/19 (f)		485,000	514,100
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
7.125% 4/15/19 (f)		1,185,000	1,196,850
9% 4/15/19 (f)		1,610,000	1,517,425
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
6.875% 2/15/21 (f)		565,000	553,700
8.25% 2/15/21 (f)		1,955,000	1,710,625
9% 5/15/18 (f)		45,000	42,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
7.875% 8/15/19 (f)		670,000	693,450
9.875% 8/15/19 (f)		230,000	221,950
Sealy Mattress Co. 10.875% 4/15/16 (f)		94,000	102,695
Standard Pacific Corp.:
8.375% 5/15/18		220,000	209,550
8.375% 1/15/21		420,000	396,900
			7,447,695
Leisure Equipment & Products - 0.1%
Cedar Fair LP/Magnum Management Corp. 9.125% 8/1/18		645,000	698,987

		Principal Amount (d)	Value
Eastman Kodak Co. 10.625% 3/15/19 (f)		$ 305,000	$ 231,800
Easton-Bell Sports, Inc. 9.75% 12/1/16		120,000	130,644
			1,061,431
Media - 0.8%
Bresnan Broadband Holdings LLC 8% 12/15/18 (f)		195,000	202,800
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (f)		770,000	820,050
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16		229,294	264,835
Checkout Holding Corp. 0% 11/15/15 (f)		285,000	142,500
DISH DBS Corp. 6.75% 6/1/21		860,000	922,350
EchoStar Communications Corp. 7.125% 2/1/16		1,500,000	1,616,250
Gray Television, Inc. 10.5% 6/29/15		160,000	151,200
Houghton Mifflin Harcourt Publishing Co. 10.5% 6/1/19 (f)		435,000	265,350
Liberty Media Corp.:
8.25% 2/1/30		1,295,000	1,244,819
8.5% 7/15/29		230,000	223,100
MDC Partners, Inc. 11% 11/1/16		65,000	68,250
MediMedia USA, Inc. 11.375% 11/15/14 (f)		50,000	44,000
ONO Finance II PLC 10.875% 7/15/19 (f)		150,000	133,500
Satelites Mexicanos SA de CV 9.5% 5/15/17		115,000	117,300
Sheridan Group, Inc. 12.5% 4/15/14		272,335	239,655
Sinclair Television Group, Inc. 8.375% 10/15/18		300,000	304,110
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		400,000	401,000
UPCB Finance V Ltd. 7.25% 11/15/21 (f)		445,000	450,563
Videotron Ltd. 6.875% 1/15/14		76,000	76,190
			7,687,822
Specialty Retail - 0.3%
Asbury Automotive Group, Inc. 8.375% 11/15/20		125,000	128,125
Claire's Stores, Inc. 8.875% 3/15/19		155,000	117,800
Michaels Stores, Inc. 7.75% 11/1/18		940,000	940,000
Sally Holdings LLC 6.875% 11/15/19 (f)		325,000	339,625
Sonic Automotive, Inc. 9% 3/15/18		760,000	790,400
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Spencer Spirit Holdings, Inc./Spencer Gifts LLC/Spirit Halloween Superstores 11% 5/1/17 (f)		$ 255,000	$ 253,725
			2,569,675
Textiles, Apparel & Luxury Goods - 0.2%
Hanesbrands, Inc. 6.375% 12/15/20		640,000	651,200
Levi Strauss & Co.:
7.625% 5/15/20		775,000	784,688
8.875% 4/1/16		170,000	175,950
Polymer Group, Inc. 7.75% 2/1/19 (f)		135,000	139,725
			1,751,563
TOTAL CONSUMER DISCRETIONARY			34,968,101
CONSUMER STAPLES - 0.8%
Beverages - 0.0%
Cerveceria Nacional Dominicana C por A:
8% 3/27/14 (Reg. S)		100,000	103,000
16% 3/27/12 (f)		220,000	178,926
			281,926
Food & Staples Retailing - 0.3%
BFF International Ltd. 7.25% 1/28/20 (f)		300,000	330,750
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (f)		405,000	407,025
Grifols, Inc. 8.25% 2/1/18		430,000	449,350
Rite Aid Corp.:
8% 8/15/20		625,000	695,313
9.375% 12/15/15		500,000	481,250
9.5% 6/15/17		225,000	203,625
9.75% 6/12/16		310,000	337,900
10.25% 10/15/19		160,000	176,400
			3,081,613
Food Products - 0.4%
Bumble Bee Acquisition Corp. 9% 12/15/17 (f)		504,000	511,560
Darling International, Inc. 8.5% 12/15/18		100,000	110,750
Dean Foods Co. 9.75% 12/15/18		635,000	677,037
Gruma SAB de CV 7.75% (Reg. S) (g)		525,000	525,000
Harbinger Group, Inc. 10.625% 11/15/15		230,000	224,825
Hines Nurseries, Inc. 10.25% 10/1/49 (c)		120,000	1,200
JBS USA LLC/JBS USA Finance, Inc. 11.625% 5/1/14		330,000	374,121
MHP SA 10.25% 4/29/15 (f)		390,000	347,100

		Principal Amount (d)	Value
Michael Foods, Inc. 9.75% 7/15/18		$ 155,000	$ 163,138
Smithfield Foods, Inc. 10% 7/15/14		380,000	442,700
			3,377,431
Household Products - 0.0%
Spectrum Brands Holdings, Inc. 9.5% 6/15/18 (f)		280,000	302,400
Personal Products - 0.1%
Elizabeth Arden, Inc. 7.375% 3/15/21		135,000	141,750
NBTY, Inc. 9% 10/1/18		425,000	462,188
Revlon Consumer Products Corp. 9.75% 11/15/15		300,000	319,500
			923,438
TOTAL CONSUMER STAPLES			7,966,808
ENERGY - 5.8%
Energy Equipment & Services - 0.2%
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (f)		560,000	582,400
Complete Production Services, Inc. 8% 12/15/16		130,000	135,200
Forbes Energy Services Ltd. 9% 6/15/19		350,000	327,250
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (f)		240,000	249,600
Oil States International, Inc. 6.5% 6/1/19		360,000	368,100
Pioneer Drilling Co. 9.875% 3/15/18		275,000	286,000
Precision Drilling Corp. 6.5% 12/15/21 (f)		90,000	90,450
Pride International, Inc. 6.875% 8/15/20		260,000	305,302
Trinidad Drilling Ltd. 7.875% 1/15/19 (f)		140,000	144,200
			2,488,502
Oil, Gas & Consumable Fuels - 5.6%
Afren PLC 11.5% 2/1/16 (f)		200,000	196,000
Alpha Natural Resources, Inc.:
6% 6/1/19		1,295,000	1,249,675
6.25% 6/1/21		655,000	632,075
Arch Coal, Inc. 7.25% 10/1/20		140,000	143,150
ATP Oil & Gas Corp. 11.875% 5/1/15		2,620,000	1,735,750
Berry Petroleum Co.:
8.25% 11/1/16		150,000	156,000
10.25% 6/1/14		145,000	164,213
Calumet Specialty Products Partners LP/Calumet Finance Corp.:
9.375% 5/1/19 (f)		350,000	339,500
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Carrizo Oil & Gas, Inc. 8.625% 10/15/18		$ 1,295,000	$ 1,307,950
Chaparral Energy, Inc. 9.875% 10/1/20		155,000	165,075
Chesapeake Energy Corp.:
6.125% 2/15/21		750,000	763,125
6.875% 11/15/20		4,085,000	4,370,950
Chesapeake Midstream Partners LP/CHKM Finance Corp. 5.875% 4/15/21 (f)		220,000	220,000
Clayton Williams Energy, Inc. 7.75% 4/1/19 (f)		460,000	439,300
Concho Resources, Inc.:
6.5% 1/15/22		575,000	595,125
7% 1/15/21		250,000	268,425
8.625% 10/1/17		155,000	168,175
CONSOL Energy, Inc.:
8% 4/1/17		525,000	573,563
8.25% 4/1/20		540,000	594,000
Continental Resources, Inc.:
7.125% 4/1/21		215,000	232,200
8.25% 10/1/19		65,000	71,500
Crestwood Midstream Partners LP / Finance Corp. 7.75% 4/1/19 (f)		200,000	194,500
Crosstex Energy L.P./Crosstex Energy Finance Corp. 8.875% 2/15/18		390,000	422,682
Denbury Resources, Inc.:
8.25% 2/15/20		308,000	343,420
9.75% 3/1/16		105,000	115,763
DTEK Finance BV 9.5% 4/28/15 (f)		330,000	300,630
Eagle Rock Energy Partners LP / Eagle Rock Energy Finance Corp. 8.375% 6/1/19 (f)		480,000	480,000
Energy Partners Ltd. 8.25% 2/15/18		585,000	558,675
Energy Transfer Equity LP 7.5% 10/15/20		860,000	939,550
Energy XXI Gulf Coast, Inc. 9.25% 12/15/17		1,110,000	1,204,350
EXCO Resources, Inc. 7.5% 9/15/18		1,300,000	1,222,000
Goodrich Petroleum Corp. 8.875% 3/15/19 (f)		305,000	303,475
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (f)		320,000	320,000
7% 5/5/20 (f)		360,000	378,000
8.375% 7/2/13 (f)		265,000	278,515
9.125% 7/2/18 (f)		480,000	553,200
11.75% 1/23/15 (f)		380,000	444,600

		Principal Amount (d)	Value
LINN Energy LLC/LINN Energy Finance Corp.:
7.75% 2/1/21		$ 1,640,000	$ 1,697,400
8.625% 4/15/20		1,190,000	1,291,150
Markwest Energy Partners LP/Markwest Energy Finance Corp.:
6.25% 6/15/22		935,000	972,400
6.75% 11/1/20		160,000	167,200
Newfield Exploration Co. 6.875% 2/1/20		1,025,000	1,094,188
Northern Tier Energy LLC/Northern Tier Finance Corp. 10.5% 12/1/17 (f)		400,000	428,000
OGX Petroleo e Gas Participacoes SA 8.5% 6/1/18 (f)		2,310,000	2,263,800
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (f)		730,000	731,825
Pan American Energy LLC 7.875% 5/7/21 (f)		330,000	338,250
Peabody Energy Corp.:
6% 11/15/18 (f)		1,125,000	1,147,500
6.25% 11/15/21 (f)		1,125,000	1,158,750
7.875% 11/1/26		300,000	321,750
Pemex Project Funding Master Trust:
5.75% 3/1/18		485,000	529,863
6.625% 6/15/35		845,000	950,625
Petrobras International Finance Co. Ltd.:
6.875% 1/20/40		310,000	353,400
8.375% 12/10/18		365,000	443,475
Petrohawk Energy Corp. 7.875% 6/1/15		1,615,000	1,719,975
Petroleos de Venezuela SA:
4.9% 10/28/14		2,205,000	1,725,413
5% 10/28/15		275,000	195,250
5.375% 4/12/27		1,780,000	867,750
5.5% 4/12/37		1,295,000	618,363
8% 11/17/13		460,000	435,850
8.5% 11/2/17 (f)		4,425,000	3,340,875
12.75% 2/17/22 (f)		1,840,000	1,541,000
Petroleos Mexicanos:
5.5% 1/21/21		455,000	494,813
6% 3/5/20		245,000	276,238
6.5% 6/2/41		200,000	225,000
6.5% 6/2/41 (f)		210,000	235,200
6.625% (f)(g)		1,395,000	1,401,975
8% 5/3/19		280,000	349,300
Petroleum Co. of Trinidad & Tobago Ltd. (Reg. S) 6% 5/8/22		218,750	214,375
Petroleum Development Corp. 12% 2/15/18		265,000	287,525
Pioneer Natural Resources Co. 7.5% 1/15/20		640,000	745,600
PT Adaro Indonesia 7.625% 10/22/19 (f)		205,000	224,475
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
PT Pertamina Persero:
5.25% 5/23/21 (f)		$ 295,000	$ 300,900
6.5% 5/27/41 (f)		215,000	220,913
Quicksilver Resources, Inc. 11.75% 1/1/16		335,000	377,713
Regency Energy Partners LP/Regency Energy Finance Corp. 6.875% 12/1/18		550,000	574,750
Rosetta Resources, Inc. 9.5% 4/15/18		290,000	313,200
Southern Star Central Corp. 6.75% 3/1/16		90,000	91,575
Southwestern Energy Co. 7.5% 2/1/18		150,000	172,875
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.875% 2/1/21 (f)		240,000	240,000
11.25% 7/15/17		290,000	324,075
Teekay Corp. 8.5% 1/15/20		295,000	284,675
Tennessee Gas Pipeline Co.:
7% 10/15/28		20,000	22,955
7.625% 4/1/37		50,000	59,553
8.375% 6/15/32		40,000	50,676
Venoco, Inc.:
8.875% 2/15/19		640,000	566,400
11.5% 10/1/17		410,000	414,100
WPX Energy, Inc. 6% 1/15/22 (f)		690,000	695,175
YPF SA 10% 11/2/28		170,000	186,150
			56,129,349
TOTAL ENERGY			58,617,851
FINANCIALS - 4.9%
Capital Markets - 0.1%
Equinox Holdings, Inc. 9.5% 2/1/16 (f)		460,000	472,650
HSBC Bank PLC 5.75% 6/27/17 (e)	GBP	100,000	154,602
Penson Worldwide, Inc. 12.5% 5/15/17 (f)		290,000	174,000
			801,252
Commercial Banks - 1.2%
African Export-Import Bank 8.75% 11/13/14		195,000	209,138
Akbank T.A.S. 5.125% 7/22/15 (f)		510,000	490,875
Banco Nacional de Desenvolvimento Economico e Social:
5.5% 7/12/20 (f)		200,000	217,000

		Principal Amount (d)	Value
6.5% 6/10/19 (f)		$ 125,000	$ 142,500
BBVA Paraguay SA 9.75% 2/11/16 (f)		450,000	472,500
CIT Group, Inc.:
7% 5/1/15		712	714
7% 5/4/15 (f)		184,000	183,540
7% 5/1/16		853	855
7% 5/2/16 (f)		37,000	36,815
7% 5/1/17		992	994
7% 5/2/17 (f)		2,165,000	2,151,469
Co-Operative Bank PLC 4.75% 11/11/21	GBP	200,000	308,706
Development Bank of Kazakhstan JSC 5.5% 12/20/15 (f)		400,000	394,000
Development Bank of Philippines 8.375% (g)(k)		620,000	663,400
Eastern and Southern African Trade and Development Bank 6.875% 1/9/16 (Reg. S)		400,000	364,000
Export-Import Bank of India 0.6957% 6/7/12 (k)	JPY	10,000,000	129,090
HSBK (Europe) BV:
7.25% 5/3/17 (f)		535,000	517,613
9.25% 10/16/13 (f)		580,000	606,100
International Bank for Reconstruction & Development:
8% 6/20/13	NGN	28,000,000	159,063
8.2% 12/12/12	NGN	80,000,000	465,804
Nordea Bank Finland PLC 2.25% 11/16/15	EUR	450,000	588,386
RSHB Capital SA 6% 6/3/21 (f)		200,000	175,000
Svenska Handelsbanken AB 4.375% 10/20/21	EUR	500,000	664,913
The State Export-Import Bank of Ukraine JSC 5.7928% 2/9/16 (Issued by Credit Suisse First Boston International for The State Export-Import Bank of Ukraine JSC) (e)		500,000	335,000
Trade & Development Bank of Mongolia LLC 8.5% 10/25/13		200,000	190,000
Turkiye Garanti Bankasi A/S 2.9092% 4/20/16 (f)(k)		400,000	358,500
Turkiye Is Bankasi A/S 5.1% 2/1/16 (f)		500,000	485,000
US Bank NA 4.375% 2/28/17 (k)	EUR	100,000	119,732
Vimpel Communications 8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		1,115,000	1,109,425
			11,540,132
Consumer Finance - 1.3%
Ally Financial, Inc.:
3.6492% 2/11/14 (k)		1,530,000	1,445,850
7.5% 9/15/20		905,000	914,050
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
Ally Financial, Inc.: - continued
8% 3/15/20		$ 2,710,000	$ 2,777,750
Ford Motor Credit Co. LLC:
5.875% 8/2/21		810,000	843,880
12% 5/15/15		1,620,000	1,976,400
General Motors Acceptance Corp.:
6.75% 12/1/14		915,000	917,288
8% 11/1/31		490,000	462,474
GMAC LLC:
6.75% 12/1/14		280,000	281,400
8% 11/1/31		3,883,000	3,708,265
			13,327,357
Diversified Financial Services - 2.0%
Aquarius Investments Luxemburg 8.25% 2/18/16		400,000	398,000
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		550,000	475,750
BP Capital Markets PLC:
3.83% 10/6/17	EUR	250,000	343,846
4.325% 12/10/18	GBP	400,000	664,655
Bumble Bee Holdco SCA 9.625% 3/15/18 pay-in-kind (f)(k)		292,000	259,880
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21		935,000	946,688
7.375% 6/1/20		555,000	581,363
7.875% 4/30/18		235,000	250,569
8.125% 4/30/20		565,000	618,675
CDW LLC/CDW Finance Corp. 8.25% 12/15/18 (e)		140,000	145,950
Dignity Finance PLC:
6.31% 12/31/23 (Reg. S)	GBP	18,618	34,589
8.151% 12/31/30	GBP	30,000	62,589
Fibria Overseas Finance Ltd. 7.5% 5/4/20 (f)		225,000	218,813
FireKeepers Development Authority 13.875% 5/1/15 (f)		100,000	113,500
General Motors Financial Co., Inc. 6.75% 6/1/18 (f)		575,000	586,500
Hilcorp Energy I LP/Hilcorp Finance Co. 7.625% 4/15/21 (f)		360,000	375,300
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		1,195,000	1,239,813
8% 1/15/18		2,308,000	2,400,320

		Principal Amount (d)	Value
Indo Energy Finance BV 7% 5/7/18 (f)		$ 200,000	$ 200,000
Kreditanstalt fuer Wiederaufbau 5.75% 6/7/32	GBP	750,000	1,536,056
Landry's Acquisition Co. 11.625% 12/1/15 (f)		225,000	237,375
Landrys Holdings, Inc. 11.5% 6/1/14 (f)		270,000	264,600
NCO Group, Inc. 11.875% 11/15/14		120,000	112,800
Offshore Group Investment Ltd. 11.5% 8/1/15		870,000	943,950
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (f)		345,000	342,413
Reynolds Group DL Escrow LLC 8.75% 10/15/16 (f)		355,000	373,638
Steel Capital SA Ln Partner Net Program 6.25% 7/26/16 (f)		355,000	331,038
T2 Capital Finance Co. SA 6.95% 2/6/17 (Reg. S) (e)		400,000	398,000
TMK Capital SA 7.75% 1/27/18		200,000	170,500
Transportation Union LLC/Transportation Union Financing Corp. 11.375% 6/15/18		1,055,000	1,200,063
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 8.125% 12/1/17 (f)		560,000	592,200
UPCB Finance III Ltd. 6.625% 7/1/20 (f)		345,000	338,100
Vnesheconombank Via VEB Finance PLC 6.8% 11/22/25 (f)		200,000	193,500
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (f)(k)		1,576,831	1,091,594
WM Finance Corp. 11.5% 10/1/18 (f)		1,460,000	1,441,750
Zhaikmunai Finance BV 10.5% 10/19/15 (f)		725,000	703,250
			20,187,627
Insurance - 0.0%
CNO Financial Group, Inc. 9% 1/15/18 (f)		255,000	267,750
Real Estate Investment Trusts - 0.2%
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21		725,000	718,620
Omega Healthcare Investors, Inc.:
6.75% 10/15/22		725,000	737,688
7.5% 2/15/20		385,000	411,950
Senior Housing Properties Trust 8.625% 1/15/12		280,000	280,493
			2,148,751
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - 0.1%
CB Richard Ellis Services, Inc. 6.625% 10/15/20		$ 480,000	$ 492,000
Realogy Corp.:
7.875% 2/15/19 (f)		397,000	345,390
12% 4/15/17		139,213	108,586
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17		65,000	67,113
			1,013,089
TOTAL FINANCIALS			49,285,958
HEALTH CARE - 3.7%
Health Care Equipment & Supplies - 0.1%
Chiron Merger Sub, Inc. 10.5% 11/1/18 (f)		1,400,000	1,372,000
Health Care Providers & Services - 2.8%
Apria Healthcare Group, Inc. 11.25% 11/1/14		505,000	525,200
Community Health Systems, Inc. 8% 11/15/19 (f)		1,295,000	1,288,525
CRC Health Group, Inc. 10.75% 2/1/16		90,000	85,725
DaVita, Inc.:
6.375% 11/1/18		1,180,000	1,212,450
6.625% 11/1/20		1,375,000	1,419,688
Emergency Medical Services Corp. 8.125% 6/1/19		580,000	578,550
ExamWorks Group, Inc. 9% 7/15/19 (f)		300,000	271,500
Gentiva Health Services, Inc. 11.5% 9/1/18		475,000	387,125
Hanger Orthopedic Group, Inc. 7.125% 11/15/18		1,230,000	1,248,450
HCA Holdings, Inc. 7.75% 5/15/21		6,940,000	6,940,000
HCA, Inc.:
6.5% 2/15/16		275,000	277,750
6.5% 2/15/20		2,410,000	2,509,292
7.25% 9/15/20		1,935,000	2,036,588
7.5% 2/15/22		1,175,000	1,204,375
8% 10/1/18		135,000	142,088
Health Management Associates, Inc. 7.375% 1/15/20 (f)		290,000	297,250
HealthSouth Corp. 8.125% 2/15/20		575,000	578,565
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19		1,210,000	1,055,725
InVentiv Health, Inc. 10% 8/15/18 (f)		75,000	67,125
Kindred Healthcare, Inc. 8.25% 6/1/19		190,000	159,600

		Principal Amount (d)	Value
LifePoint Hospitals, Inc. 6.625% 10/1/20		$ 610,000	$ 632,113
ResCare, Inc. 10.75% 1/15/19		240,000	248,088
Rotech Healthcare, Inc.:
10.5% 3/15/18		220,000	169,400
10.75% 10/15/15		345,000	336,375
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		105,000	106,050
Skilled Healthcare Group, Inc. 11% 1/15/14		78,000	73,320
Tenet Healthcare Corp. 6.25% 11/1/18 (f)		3,730,000	3,795,275
UHS Escrow Corp. 7% 10/1/18		85,000	87,440
United Surgical Partners International, Inc. 8.875% 5/1/17		55,000	55,413
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc. 7.75% 2/1/19		375,000	360,000
Vanguard Health Systems, Inc. 0% 2/1/16		21,000	13,020
			28,162,065
Health Care Technology - 0.0%
ConvaTec Healthcare ESA 10.5% 12/15/18 (f)		425,000	379,313
Pharmaceuticals - 0.8%
Elan Finance PLC/Elan Finance Corp. 8.75% 10/15/16		435,000	461,100
Leiner Health Products, Inc. 11% 6/1/12 (c)		90,000	4,500
Mylan, Inc.:
6% 11/15/18 (f)		950,000	979,640
7.625% 7/15/17 (f)		315,000	338,625
7.875% 7/15/20 (f)		570,000	629,850
Valeant Pharmaceuticals International:
6.75% 8/15/21 (f)		2,800,000	2,716,000
6.875% 12/1/18 (f)		2,165,000	2,175,825
7% 10/1/20 (f)		405,000	400,950
			7,706,490
TOTAL HEALTH CARE			37,619,868
INDUSTRIALS - 3.5%
Aerospace & Defense - 0.2%
Alion Science & Technology Corp.:
10.25% 2/1/15		50,000	26,000
12% 11/1/14 pay-in-kind		118,741	97,566
Hexcel Corp. 6.75% 2/1/15		34,000	34,468
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18 (f)		1,750,000	1,715,000
7.125% 3/15/21 (f)		150,000	147,000
			2,020,034
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Air Freight & Logistics - 0.0%
Air Medical Group Holdings, Inc. 9.25% 11/1/18 (f)		$ 285,000	$ 294,975
Airlines - 0.7%
Air Canada 9.25% 8/1/15 (f)		595,000	520,625
American Airlines, Inc. equipment trust certificate 13% 8/1/16		264,652	275,238
American Airlines, Inc. pass-thru trust certificates 10.375% 7/2/19		380,140	399,147
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22		48,180	46,734
3.6539% 6/2/13 (k)		2,532,916	2,393,605
Continental Airlines, Inc. 7.25% 11/10/19		361,475	384,971
Delta Air Lines, Inc. 9.5% 9/15/14 (f)		91,000	93,384
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		555,910	580,203
8.021% 8/10/22		240,210	235,694
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19		120,930	123,191
8.028% 11/1/17		42,088	40,826
United Air Lines, Inc.:
9.875% 8/1/13 (f)		154,000	157,265
12% 11/1/13 (f)		270,000	279,774
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17		591,412	651,263
US Airways 2011-1 Class A pass-thru trust certificates 7.125% 4/22/25		490,000	465,500
			6,647,420
Building Products - 0.0%
Building Materials Corp. of America 6.75% 5/1/21 (f)		425,000	439,875
Commercial Services & Supplies - 1.4%
ACCO Brands Corp. 10.625% 3/15/15		45,000	49,838
ADS Tactical, Inc. 11% 4/1/18 (f)		145,000	142,274
American Reprographics Co. 10.5% 12/15/16		395,000	347,600
B-Corp Merger Sub, Inc. 8.25% 6/1/19 (f)		270,000	248,400
Casella Waste Systems, Inc.:
7.75% 2/15/19		100,000	96,000
11% 7/15/14		105,000	112,875
Cenveo Corp. 10.5% 8/15/16 (f)		175,000	147,438
Covanta Holding Corp. 7.25% 12/1/20		430,000	451,876

		Principal Amount (d)	Value
Garda World Security Corp. 9.75% 3/15/17 (f)		$ 185,000	$ 186,850
International Lease Finance Corp.:
5.75% 5/15/16		1,155,000	1,071,263
6.25% 5/15/19		2,090,000	1,930,167
6.75% 9/1/16 (f)		1,363,000	1,397,075
7.125% 9/1/18 (f)		2,505,000	2,580,150
8.25% 12/15/20		780,000	787,800
8.625% 9/15/15		655,000	668,100
8.625% 1/15/22		935,000	940,844
8.75% 3/15/17		1,570,000	1,617,100
The Geo Group, Inc. 7.75% 10/15/17		220,000	233,200
United Rentals North America, Inc. 8.375% 9/15/20		605,000	582,313
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (f)		320,000	288,000
			13,879,163
Construction & Engineering - 0.1%
Odebrecht Finance Ltd. 7.5% (f)(g)		975,000	953,063
Electrical Equipment - 0.0%
General Cable Corp. 7.125% 4/1/17		40,000	39,900
Sensata Technologies BV 6.5% 5/15/19 (f)		485,000	480,150
			520,050
Industrial Conglomerates - 0.1%
Sequa Corp.:
11.75% 12/1/15 (f)		705,000	742,013
13.5% 12/1/15 pay-in-kind (f)		280,685	299,631
			1,041,644
Machinery - 0.2%
Accuride Corp. 9.5% 8/1/18		55,000	53,075
ArvinMeritor, Inc. 10.625% 3/15/18		170,000	159,800
Navistar International Corp. 8.25% 11/1/21		639,000	675,743
Terex Corp. 10.875% 6/1/16		330,000	364,650
Xerium Technologies, Inc. 8.875% 6/15/18 (f)		360,000	318,600
			1,571,868
Marine - 0.2%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17		220,000	158,400
Navios Maritime Holdings, Inc.:
8.125% 2/15/19		385,000	292,600
8.875% 11/1/17		875,000	840,000
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19 (f)		120,000	94,800
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Marine - continued
SCF Capital Ltd. 5.375% 10/27/17 (f)		$ 200,000	$ 172,000
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14		95,000	85,500
			1,643,300
Road & Rail - 0.5%
Georgian Railway Ltd. 9.875% 7/22/15		200,000	199,000
Kansas City Southern de Mexico SA de CV:
6.125% 6/15/21		230,000	236,900
8% 2/1/18		2,500,000	2,718,750
12.5% 4/1/16		855,000	991,800
Swift Services Holdings, Inc. 10% 11/15/18		935,000	977,075
Western Express, Inc. 12.5% 4/15/15 (f)		485,000	206,125
			5,329,650
Trading Companies & Distributors - 0.1%
Aircastle Ltd. 9.75% 8/1/18		755,000	792,750
Transportation Infrastructure - 0.0%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (f)		330,240	343,450
TOTAL INDUSTRIALS			35,477,242
INFORMATION TECHNOLOGY - 1.4%
Communications Equipment - 0.5%
Avaya, Inc.:
9.75% 11/1/15		555,000	482,850
10.125% 11/1/15 pay-in-kind (k)		370,000	323,750
Brocade Communications Systems, Inc.:
6.625% 1/15/18		620,000	651,000
6.875% 1/15/20		170,000	181,050
Lucent Technologies, Inc.:
6.45% 3/15/29		3,620,000	2,597,350
6.5% 1/15/28		430,000	308,525
ViaSat, Inc. 8.875% 9/15/16		105,000	107,625
			4,652,150
Computers & Peripherals - 0.1%
Seagate HDD Cayman:
7% 11/1/21 (f)		580,000	594,500
7.75% 12/15/18 (f)		795,000	846,675
			1,441,175
Electronic Equipment & Components - 0.1%
Atkore International, Inc. 9.875% 1/1/18		190,000	180,500

		Principal Amount (d)	Value
Reddy Ice Corp.:
11.25% 3/15/15		$ 1,075,000	$ 1,007,813
13.25% 11/1/15		130,000	47,450
			1,235,763
Internet Software & Services - 0.1%
Equinix, Inc. 8.125% 3/1/18		665,000	724,850
IT Services - 0.2%
Ceridian Corp. 11.25% 11/15/15		275,000	214,500
Fidelity National Information Services, Inc.:
7.625% 7/15/17		240,000	259,200
7.875% 7/15/20		320,000	345,600
SunGard Data Systems, Inc. 7.375% 11/15/18		385,000	393,663
Telcordia Technologies, Inc. 11% 5/1/18 (f)		580,000	739,500
Unisys Corp.:
12.5% 1/15/16		210,000	224,175
12.75% 10/15/14 (f)		17,000	19,380
			2,196,018
Semiconductors & Semiconductor Equipment - 0.4%
Advanced Micro Devices, Inc.:
7.75% 8/1/20		135,000	138,375
8.125% 12/15/17		270,000	280,800
Freescale Semiconductor, Inc. 10.75% 8/1/20		198,000	206,415
NXP BV/NXP Funding LLC 9.75% 8/1/18 (f)		2,645,000	2,909,500
Spansion LLC 11.25% 1/15/16 (c)(f)		255,000	11,724
Viasystems, Inc. 12% 1/15/15 (f)		310,000	332,088
			3,878,902
Software - 0.0%
Open Solutions, Inc. 9.75% 2/1/15 (f)		50,000	32,063
TOTAL INFORMATION TECHNOLOGY			14,160,921
MATERIALS - 3.1%
Chemicals - 0.8%
Braskem America Finance Co. 7.125% 7/22/41 (f)		205,000	198,850
Braskem Finance Ltd. 7% 5/7/20 (f)		500,000	536,250
Celanese US Holdings LLC 5.875% 6/15/21		235,000	244,400
Ferro Corp. 7.875% 8/15/18		360,000	362,700
Georgia Gulf Corp. 9% 1/15/17 (f)		860,000	909,450
Ineos Finance PLC 9% 5/15/15 (f)		215,000	217,688
Inergy LP/Inergy Finance Corp. 6.875% 8/1/21		382,000	378,180
Lyondell Chemical Co. 8% 11/1/17		175,000	191,625
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
LyondellBasell Industries NV 6% 11/15/21 (f)		$ 1,970,000	$ 2,038,950
Momentive Performance Materials, Inc. 9% 1/15/21		150,000	114,000
Nalco Co. 6.625% 1/15/19 (f)		555,000	638,250
NOVA Chemicals Corp.:
3.7836% 11/15/13 (k)		105,000	102,900
6.5% 1/15/12		375,000	375,000
OMNOVA Solutions, Inc. 7.875% 11/1/18		370,000	317,275
OXEA Finance & CY S.C.A. 9.5% 7/15/17 (f)		294,000	292,530
PolyOne Corp. 7.375% 9/15/20		155,000	156,550
Solutia, Inc.:
7.875% 3/15/20		175,000	190,313
8.75% 11/1/17		290,000	314,650
TPC Group LLC 8.25% 10/1/17		190,000	190,475
			7,770,036
Construction Materials - 0.2%
Cemex Espana SA (Luxembourg) 9.25% 5/12/20 (f)		115,000	88,550
Cemex Finance LLC 9.5% 12/14/16 (f)		1,610,000	1,400,700
Cemex SA de CV:
5.5793% 9/30/15 (f)(k)		300,000	220,500
9% 1/11/18 (f)		330,000	263,175
			1,972,925
Containers & Packaging - 0.8%
ARD Finance SA 11.125% 6/1/18 pay-in-kind (f)		434,453	360,596
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (f)		200,000	201,000
9.125% 10/15/20 (f)		560,000	548,800
Ball Corp. 5.75% 5/15/21		3,000,000	3,135,000
Berry Plastics Corp.:
8.25% 11/15/15		385,000	409,063
9.75% 1/15/21		1,443,000	1,435,785
Berry Plastics Holding Corp. 4.4213% 9/15/14 (k)		45,000	41,625
BWAY Holding Co. 10% 6/15/18		205,000	218,325
BWAY Parent Co., Inc. 10.875% 11/1/15 pay-in-kind (k)		217,092	206,916
Crown Americas LLC/Crown Americas Capital Corp. III 6.25% 2/1/21		460,000	480,700

		Principal Amount (d)	Value
Crown Cork & Seal, Inc.:
7.375% 12/15/26		$ 1,210,000	$ 1,246,300
7.5% 12/15/96		160,000	128,000
			8,412,110
Metals & Mining - 1.1%
Aleris International, Inc.:
6% 6/1/20 (f)		1,759	1,759
9% 12/15/14 pay-in-kind (c)(k)		150,000	0
Alrosa Finance SA:
(Reg. S) 8.875% 11/17/14		450,000	487,125
7.75% 11/3/20 (f)		200,000	199,000
Aperam:
7.375% 4/1/16 (f)		100,000	84,500
7.75% 4/1/18 (f)		150,000	123,750
Boart Longyear Management Pty Ltd. 7% 4/1/21 (f)		190,000	193,800
Calcipar SA 6.875% 5/1/18 (f)		200,000	185,000
Edgen Murray Corp. 12.25% 1/15/15		675,000	587,250
EVRAZ Group SA 8.25% 11/10/15 (f)		470,000	472,350
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (f)		635,000	616,712
6.875% 2/1/18 (f)		1,365,000	1,289,925
7% 11/1/15 (f)		790,000	793,950
8.25% 11/1/19 (f)		2,260,000	2,276,950
McJunkin Red Man Corp. 9.5% 12/15/16		740,000	762,200
Metinvest BV 10.25% 5/20/15 (f)		360,000	339,480
Midwest Vanadium Pty Ltd. 11.5% 2/15/18 (f)		260,000	189,800
Mirabela Nickel Ltd. 8.75% 4/15/18 (f)		100,000	89,500
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (f)		300,000	300,000
RathGibson, Inc. 11.25% 2/15/14 (c)		297,265	30
Severstal Columbus LLC 10.25% 2/15/18		555,000	579,975
Southern Copper Corp. 6.75% 4/16/40		320,000	320,992
SunCoke Energy, Inc. 7.625% 8/1/19 (f)		125,000	124,688
Vedanta Resources PLC:
6.75% 6/7/16 (f)		530,000	445,200
8.25% 6/7/21 (f)		200,000	156,000
Votorantim Cimentos SA 7.25% 4/5/41 (f)		200,000	194,000
			10,813,936
Paper & Forest Products - 0.2%
ABI Escrow Corp. 10.25% 10/15/18 (f)		1,104,000	1,217,160
Clearwater Paper Corp. 7.125% 11/1/18		105,000	109,200
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Paper & Forest Products - continued
Georgia-Pacific LLC 5.4% 11/1/20 (f)		$ 560,000	$ 613,200
Glatfelter 7.125% 5/1/16		40,000	41,425
NewPage Corp.:
6.6794% 5/1/12 (c)(k)		90,000	6,300
11.375% 12/31/14 (c)		345,000	255,300
Sino-Forest Corp. 6.25% 10/21/17 (f)		565,000	141,250
			2,383,835
TOTAL MATERIALS			31,352,842
TELECOMMUNICATION SERVICES - 4.3%
Diversified Telecommunication Services - 1.9%
Alestra SA de RL de CV 11.75% 8/11/14		650,000	718,250
Citizens Communications Co.:
7.875% 1/15/27		280,000	238,000
9% 8/15/31		220,000	200,750
Clearwire Communications LLC/Clearwire Finance, Inc.:
12% 12/1/15 (f)		25,000	23,938
12% 12/1/17 (f)		240,000	200,400
Frontier Communications Corp.:
8.25% 4/15/17		275,000	280,500
8.5% 4/15/20		1,595,000	1,634,875
8.75% 4/15/22		1,090,000	1,079,100
Sprint Capital Corp.:
6.875% 11/15/28		4,262,000	3,052,444
6.9% 5/1/19		840,000	690,900
8.75% 3/15/32		7,011,000	5,670,146
Telemar Norte Leste SA 5.5% 10/23/20 (f)		140,000	138,600
U.S. West Communications:
6.875% 9/15/33		200,000	198,370
7.25% 9/15/25		35,000	38,293
7.25% 10/15/35		70,000	70,000
7.5% 6/15/23		30,000	29,925
Wind Acquisition Finance SA:
7.25% 2/15/18 (f)		700,000	637,000
11.75% 7/15/17 (f)		4,944,000	4,424,880
			19,326,371
Wireless Telecommunication Services - 2.4%
Clearwire Escrow Corp. 12% 12/1/15 (f)		295,000	282,463
Cricket Communications, Inc. 7.75% 10/15/20		3,524,000	3,083,500
Digicel Group Ltd.:
8.25% 9/1/17 (f)		990,000	999,900
8.875% 1/15/15 (f)		3,050,000	2,989,000

		Principal Amount (d)	Value
9.125% 1/15/15 pay-in-kind (f)(k)		$ 1,297,000	$ 1,287,273
10.5% 4/15/18 (f)		2,845,000	2,859,225
12% 4/1/14 (f)		1,145,000	1,285,263
Intelsat Jackson Holdings SA:
7.25% 4/1/19 (f)		1,000,000	1,007,500
7.5% 4/1/21 (f)		1,885,000	1,899,138
8.5% 11/1/19		325,000	341,673
9.5% 6/15/16		1,215,000	1,275,750
MetroPCS Wireless, Inc. 7.875% 9/1/18		385,000	389,312
MTS International Funding Ltd. 8.625% 6/22/20 (f)		810,000	869,778
NII Capital Corp.:
7.625% 4/1/21		1,810,000	1,791,900
10% 8/15/16		765,000	868,275
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (f)		1,050,000	976,500
Telemovil Finance Co. Ltd. 8% 10/1/17 (f)		630,000	642,600
VimpelCom Holdings BV 7.5043% 3/1/22 (f)		565,000	474,600
VIP Finance Ireland Ltd.:
6.493% 2/2/16 (f)		350,000	327,250
7.748% 2/2/21 (f)		200,000	170,500
			23,821,400
TOTAL TELECOMMUNICATION SERVICES			43,147,771
UTILITIES - 2.5%
Electric Utilities - 0.3%
Aguila 3 SA 7.875% 1/31/18 (f)		250,000	242,500
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (f)		150,000	123,000
Empresas Publicas de Medellin 8.375% 2/1/21 (f)	COP	236,000,000	128,561
InterGen NV 9% 6/30/17 (f)		1,255,000	1,320,888
Majapahit Holding BV:
7.75% 1/20/20 (f)		265,000	307,400
8% 8/7/19 (f)		165,000	193,050
National Power Corp. 6.875% 11/2/16 (f)		200,000	227,500
			2,542,899
Gas Utilities - 0.2%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		155,000	156,550
Southern Natural Gas Co.:
7.35% 2/15/31		175,000	205,465
8% 3/1/32		350,000	432,278
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Gas Utilities - continued
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17		$ 210,000	$ 213,150
Transportadora de Gas del Sur SA 7.875% 5/14/17 (f)		815,000	745,725
			1,753,168
Independent Power Producers & Energy Traders - 2.0%
Atlantic Power Corp. 9% 11/15/18 (f)		885,000	887,213
Calpine Corp.:
7.5% 2/15/21 (f)		620,000	652,550
7.875% 7/31/20 (f)		1,645,000	1,747,813
7.875% 1/15/23 (f)		2,345,000	2,473,975
Dolphin Subsidiary II, Inc. 7.25% 10/15/21 (f)		900,000	960,750
Energy Future Holdings Corp.:
10% 1/15/20		2,720,000	2,856,000
10.875% 11/1/17		335,000	268,000
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20		4,377,000	4,595,850
11% 10/1/21 (f)		2,486,000	2,361,700
NRG Energy, Inc.:
7.625% 5/15/19 (f)		655,000	630,438
7.875% 5/15/21 (f)		655,000	630,438
Power Sector Assets and Liabilities Management Corp.:
7.25% 5/27/19 (f)		335,000	403,675
7.39% 12/2/24 (f)		280,000	340,200
TXU Corp.:
5.55% 11/15/14		110,000	78,100
6.5% 11/15/24		1,070,000	476,150
6.55% 11/15/34		2,225,000	945,625
			20,308,477
Multi-Utilities - 0.0%
Emgesa SA ESP 8.75% 1/25/21 (f)	COP	163,000,000	90,813

		Principal Amount (d)	Value
Water Utilities - 0.0%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) 6.25% 12/16/20 (f)		$ 200,000	$ 205,500
South East Water Ltd. Class 2A, 5.5834% 3/29/29	GBP	165,000	273,555
			479,055
TOTAL UTILITIES			25,174,412
TOTAL NONCONVERTIBLE BONDS			337,771,774
TOTAL CORPORATE BONDS (Cost $343,428,184)			343,422,571
U.S. Government and Government Agency Obligations - 23.2%

U.S. Government Agency Obligations - 1.7%
Fannie Mae Guaranteed Mortgage pass-thru certificates:
0.375% 12/28/12		930,000	931,973
0.625% 10/30/14		184,000	184,226
0.75% 12/19/14		4,057,000	4,069,577
Federal Home Loan Bank:
0.375% 11/27/13		885,000	884,180
0.875% 8/22/12		495,000	497,004
0.875% 12/27/13		50,000	50,440
Freddie Mac:
0.375% 11/30/12		227,000	227,442
0.625% 12/29/14		1,361,000	1,360,005
0.75% 11/25/14		5,109,000	5,118,252
1% 7/30/14		598,000	604,540
1% 8/27/14		408,000	412,045
Tennessee Valley Authority:
3.875% 2/15/21		500,000	570,232
5.25% 9/15/39		400,000	515,824
5.375% 4/1/56		1,200,000	1,620,408
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			17,046,148
U.S. Treasury Inflation Protected Obligations - 0.3%
U.S. Treasury Inflation-Indexed Bonds 2.125% 2/15/41		796,180	1,076,012
U.S. Treasury Inflation-Indexed Notes 2% 4/15/12		1,926,009	1,935,209
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			3,011,221
U.S. Treasury Obligations - 19.5%
U.S. Treasury Bonds:
3.125% 11/15/41		550,000	574,750
3.75% 8/15/41		4,463,000	5,236,353
U.S. Government and Government Agency Obligations - continued
		Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Bonds: - continued
4.375% 2/15/38		$ 675,000	$ 871,594
4.375% 5/15/41		12,281,000	15,965,244
4.75% 2/15/37		450,000	610,805
5.25% 2/15/29		2,781,000	3,839,952
6.125% 8/15/29		700,000	1,060,063
6.25% 8/15/23 (j)		4,224,000	6,042,960
7.5% 11/15/16		655,000	863,832
7.5% 11/15/24		780,000	1,244,343
7.875% 2/15/21		200,000	305,125
8% 11/15/21		870,000	1,359,375
U.S. Treasury Notes:
0.125% 8/31/13		6,600,000	6,589,427
0.125% 9/30/13		2,000,000	1,996,250
0.125% 12/31/13		1,215,000	1,212,152
0.25% 10/31/13		6,000,000	6,001,638
0.25% 11/30/13		2,000,000	2,000,468
0.25% 9/15/14		5,834,000	5,820,780
0.25% 12/15/14		1,000,000	996,875
0.375% 6/30/13		7,500,000	7,518,750
0.375% 7/31/13		3,280,000	3,288,072
0.5% 8/15/14		4,306,000	4,326,187
0.5% 10/15/14		2,500,000	2,510,743
0.625% 7/15/14		2,808,000	2,829,936
0.75% 6/15/14		1,404,000	1,419,357
0.875% 11/30/16		10,560,000	10,593,824
0.875% 12/31/16		1,000,000	1,002,031
1% 9/30/16		10,684,000	10,797,518
1% 10/31/16		4,450,000	4,494,500
1.25% 10/31/15		3,260,000	3,344,300
1.375% 12/31/18		10,065,000	10,083,872
1.75% 7/31/15		4,750,000	4,958,924
1.75% 10/31/18		13,423,000	13,815,207
1.875% 8/31/17		3,300,000	3,454,688
1.875% 9/30/17		1,900,000	1,986,836
2% 11/15/21		641,000	648,011
2.125% 11/30/14		3,932,000	4,130,137
2.125% 5/31/15		438,000	462,501
2.125% 8/15/21		5,800,000	5,945,905
2.375% 8/31/14		12,800,000	13,485,005
2.375% 9/30/14		942,000	994,030
2.375% 10/31/14		4,724,000	4,991,199
2.375% 6/30/18		1,912,000	2,048,978
2.5% 4/30/15		3,089,000	3,297,267
2.625% 7/31/14		1,035,000	1,095,806
2.75% 11/30/16		1,500,000	1,638,164
3% 2/28/17		1,500,000	1,659,375
3.125% 10/31/16		1,340,000	1,486,143
3.125% 1/31/17		1,636,000	1,819,028

		Principal Amount	Value
3.125% 5/15/19		$ 1,232,000	$ 1,380,996
4.25% 8/15/15		1,376,000	1,559,611
4.5% 5/15/17		1,172,000	1,390,285
TOTAL U.S. TREASURY OBLIGATIONS			197,049,172
Other Government Related - 1.7%
Bank of America Corp.:
2.1% 4/30/12 (FDIC Guaranteed) (h)		200,000	201,368
3.125% 6/15/12 (FDIC Guaranteed) (h)		9,000	9,121
Citigroup Funding, Inc.:
1.875% 10/22/12 (FDIC Guaranteed) (h)		4,000,000	4,055,172
1.875% 11/15/12 (FDIC Guaranteed) (h)		525,000	532,576
2% 3/30/12 (FDIC Guaranteed) (h)		250,000	251,122
2.125% 7/12/12 (FDIC Guaranteed) (h)		172,000	173,758
General Electric Capital Corp.:
2% 9/28/12 (FDIC Guaranteed) (h)		1,693,000	1,716,082
2.125% 12/21/12 (FDIC Guaranteed) (h)		1,000,000	1,018,642
2.625% 12/28/12 (FDIC Guaranteed) (h)		384,000	393,206
GMAC, Inc. 1.75% 10/30/12 (FDIC Guaranteed) (h)		1,360,000	1,377,586
Goldman Sachs Group, Inc. 3.25% 6/15/12 (FDIC Guaranteed) (h)		9,000	9,128
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.6241% 12/7/20 (NCUA Guaranteed) (k)		405,398	406,577
Series 2011-R1 Class 1A, 0.7241% 1/8/20 (NCUA Guaranteed) (k)		625,566	626,066
Series 2011-R4 Class 1A, 0.6541% 3/6/20 (NCUA Guaranteed) (k)		419,711	419,842
National Credit Union Administration Guaranteed Notes Master Trust:
1.4% 6/12/15 (NCUA Guaranteed)		330,000	334,287
U.S. Government and Government Agency Obligations - continued
		Principal Amount	Value
Other Government Related - continued
National Credit Union Administration Guaranteed Notes Master Trust: - continued
2.35% 6/12/17 (NCUA Guaranteed)		$ 2,930,000	$ 3,028,975
3.45% 6/12/21 (NCUA Guaranteed)		2,400,000	2,585,208
TOTAL OTHER GOVERNMENT RELATED			17,138,716
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $224,222,086)			234,245,257
U.S. Government Agency - Mortgage Securities - 1.5%

Fannie Mae Guaranteed Mortgage pass-thru certificates - 0.8%
1.926% 9/1/33 (k)		42,263	44,296
2.026% 11/1/35 (k)		40,095	42,065
2.115% 10/1/35 (k)		5,120	5,356
2.165% 11/1/33 (k)		7,404	7,830
2.303% 6/1/36 (k)		3,230	3,424
2.31% 1/1/35 (k)		21,639	22,815
2.393% 9/1/36 (k)		10,357	10,925
2.403% 3/1/33 (k)		11,828	12,496
2.474% 11/1/36 (k)		5,822	6,201
2.492% 2/1/37 (k)		44,485	47,272
2.5% 7/1/35 (k)		40,713	43,244
2.509% 2/1/36 (k)		8,971	9,472
2.527% 6/1/47 (k)		11,582	12,320
2.587% 5/1/35 (k)		69,586	74,110
2.605% 5/1/36 (k)		5,635	5,957
2.631% 4/1/36 (k)		32,471	34,366
2.93% 8/1/35 (k)		60,894	64,852
3.791% 6/1/40 (k)		221,450	230,955
4% 9/1/13		6,272	6,616
4% 1/1/42 (i)		6,000,000	6,302,687
5.5% 10/1/20 to 4/1/21		665,051	722,308
5.954% 3/1/37 (k)		6,364	6,927
6% 6/1/16 to 10/1/16		9,572	10,248
6.5% 4/1/12 to 7/1/26		31,479	34,320
TOTAL FANNIE MAE GUARANTEED MORTGAGE PASS-THRU CERTIFICATES			7,761,062
Freddie Mac - 0.4%
1.847% 3/1/35 (k)		12,539	13,003
2.051% 5/1/37 (k)		7,901	8,272
2.075% 3/1/37 (k)		3,074	3,212
2.079% 1/1/36 (k)		6,330	6,686
2.283% 6/1/33 (k)		25,343	26,437

		Principal Amount	Value
2.35% 7/1/35 (k)		$ 27,819	$ 29,609
2.388% 10/1/36 (k)		31,801	33,571
2.395% 12/1/36 (k)		89,963	93,983
2.399% 10/1/35 (k)		24,548	25,506
2.415% 7/1/36 (k)		355,380	376,528
2.44% 6/1/37 (k)		19,683	20,594
2.456% 5/1/37 (k)		46,717	49,510
2.461% 12/1/33 (k)		53,611	56,010
2.469% 5/1/37 (k)		82,131	87,482
2.49% 9/1/35 (k)		4,849	5,165
2.5% 5/1/37 (k)		6,162	6,367
2.529% 4/1/37 (k)		10,014	10,636
2.622% 1/1/35 (k)		66,342	70,504
2.795% 7/1/36 (k)		10,338	10,989
2.798% 7/1/35 (k)		17,918	18,934
2.81% 4/1/35 (k)		52,915	55,023
2.93% 2/1/37 (k)		5,387	5,604
3.058% 1/1/37 (k)		27,218	28,924
3.135% 10/1/35 (k)		4,120	4,388
3.586% 6/1/37 (k)		5,668	5,986
4.5% 8/1/33 to 10/1/41		937,441	998,678
5.138% 4/1/35 (k)		2,593	2,723
5.5% 2/1/19 to 11/1/21		1,716,588	1,860,128
5.847% 6/1/37 (k)		3,313	3,457
6.5% 12/1/14 to 3/1/22		133,586	145,221
6.656% 8/1/37 (k)		11,621	12,251
7.22% 4/1/37 (k)		475	499
TOTAL FREDDIE MAC			4,075,880
Ginnie Mae - 0.3%
4% 9/15/25		87,974	94,487
4.751% 12/20/60 (p)		516,915	567,566
5.492% 4/20/60 (p)		755,244	848,291
5.5% 2/20/60 (p)		1,606,384	1,768,132
TOTAL GINNIE MAE			3,278,476
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $14,805,448)			15,115,418
Collateralized Mortgage Obligations - 3.5%

U.S. Government Agency - 3.5%
Fannie Mae Guaranteed Mortgage pass-thru certificates:
floater:
Series 2011-83 Class FB, 0.7936% 9/25/41 (k)		1,199,609	1,198,251
Series 2011-89 Class FP, 0.5936% 3/25/39 (k)		1,540,919	1,538,562
planned amortization class Series 2010-118 Class PB, 4.5% 10/25/40		300,000	327,248
Collateralized Mortgage Obligations - continued
		Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae Guaranteed Mortgage pass-thru certificates: - continued
sequential payer:
Series 2007-113 Class DB, 4.5% 12/25/22		$ 440,000	$ 488,832
Series 2009-14 Class EB, 4.5% 3/25/24		340,000	370,918
Series 2010-97 Class CX, 4.5% 9/25/25		500,000	565,523
Series 2010-109 Class IM, 5.5% 9/25/40 (m)		917,947	137,225
Series 2010-97 Class CI, 4.5% 8/25/25 (m)		474,509	46,162
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2008-76 Class EF, 0.7936% 9/25/23 (k)		149,686	150,175
Series 2010-86 Class FE, 0.7436% 8/25/25 (k)		207,198	208,136
Series 2011-104 Class FK, 0.6636% 3/25/39 (k)		896,879	894,154
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17		3,907	4,209
Series 2003-113 Class PE, 4% 11/25/18		80,000	85,955
Series 2003-70 Class BJ, 5% 7/25/33		45,000	50,499
Series 2004-80 Class LD, 4% 1/25/19		73,376	75,837
Series 2005-52 Class PB, 6.5% 12/25/34		44,274	47,292
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		15,159	16,405
Series 2004-91 Class Z, 5% 12/25/34		455,662	513,972
Series 2004-95 Class AN, 5.5% 1/25/25		51,001	54,140
Series 2005-117, Class JN, 4.5% 1/25/36		40,000	44,333
Series 2005-47 Class HK, 4.5% 6/25/20		340,000	370,306
Series 2006-72 Class CY, 6% 8/25/26		145,000	165,293
Series 2009-85 Class IB, 4.5% 8/25/24 (m)		128,667	10,952
Series 2009-93 Class IC, 4.5% 9/25/24 (m)		235,573	19,145
Series 2010-139 Class NI, 4.5% 2/25/40 (m)		474,383	67,216

		Principal Amount	Value
Fannie Mae Guaranteed pass-thru certifcates:
floater Series 2011-63 Class FL, 0.6936% 7/25/41 (k)		$ 1,565,026	$ 1,568,392
Series 2011-67 Class AI, 4% 7/25/26 (m)		232,459	25,487
FHMLC Multi-class participation certificates guaranteed:
floater Series 3835, 0.6283% 5/15/38 (k)		1,398,786	1,397,684
planned amortization class:
Series 3856 Class KF, 0.7283% 5/15/41 (k)		1,019,731	1,018,501
Series 3867, 0.6283% 4/15/40 (k)		1,764,883	1,765,565
Freddie Mac:
floater 0.5783% 7/15/36 (k)		1,293,313	1,290,115
planned amortization class:
Series 2101 Class PD, 6% 11/15/28		9,491	10,480
Series 2115 Class PE, 6% 1/15/14		1,378	1,425
Series 3737 Class GB, 4.5% 4/15/39		650,000	727,063
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2630 Class FL, 0.7783% 6/15/18 (k)		2,760	2,784
Series 3346 Class FA, 0.5083% 2/15/19 (k)		699,843	700,842
planned amortization class:
Series 2376 Class JE, 5.5% 11/15/16		16,249	17,400
Series 2381 Class OG, 5.5% 11/15/16		10,288	11,010
Series 2425 Class JH, 6% 3/15/17		20,006	21,596
Series 2672 Class MG, 5% 9/15/23		310,000	350,852
Series 2684 Class FP, 0.7783% 1/15/33 (k)		881,941	885,460
Series 2695 Class DG, 4% 10/15/18		220,000	235,281
Series 2996 Class MK, 5.5% 6/15/35		20,409	22,729
Series 3147 Class PF, 0.5783% 4/15/36 (k)		346,170	344,507
sequential payer:
Series 2303 Class ZV, 6% 4/15/31		25,875	28,645
Series 2570 Class CU, 4.5% 7/15/17		1,699	1,725
Series 2877 Class ZD, 5% 10/15/34		586,250	659,564
Collateralized Mortgage Obligations - continued
		Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential payer: - continued
Series 2987 Class HE, 4.5% 6/15/20		$ 380,000	$ 406,232
Series 3277 Class B, 4% 2/15/22		300,000	326,757
Series 3372 Class BD, 4.5% 10/15/22		790,000	870,447
Series 3578, Class B, 4.5% 9/15/24		340,000	374,371
Series 2715 Class NG, 4.5% 12/15/18		1,000,000	1,086,973
Series 2863 Class DB, 4% 9/15/14		2,120	2,124
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2010-H17 Class FA, 0.6149% 7/20/60 (k)(p)		668,107	653,676
Series 2010-H18 Class AF, 0.5394% 9/20/60 (k)(p)		699,940	687,691
Series 2010-H19 Class FG, 0.5849% 8/20/60 (k)(p)		846,541	828,425
Series 2010-H27 Series FA, 0.6649% 12/20/60 (k)(p)		318,305	312,608
Series 2011-H03 Class FA, 0.7849% 1/20/61 (k)(p)		864,904	855,822
Series 2011-H05 Class FA, 0.7849% 12/20/60 (k)(p)		487,145	482,079
Series 2011-H07 Class FA, 0.7849% 2/20/61 (k)(p)		697,349	687,760
Series 2011-H12 Class FA, 0.7749% 2/20/61 (k)(p)		1,079,823	1,066,995
Series 2011-H13 Class FA, 0.7849% 4/20/61 (k)(p)		440,158	435,625
Series 2011-H14:
Class FB, 0.7849% 5/20/61 (k)(p)		495,643	492,614
Class FC, 0.7849% 5/20/61 (k)(p)		500,461	497,454
Series 2011-H17 Class FA, 0.8149% 6/20/61 (k)(p)		633,136	627,817
Series 2011-H21 Class FA, 0.8849% 10/20/61 (k)(p)		638,894	635,508
planned amortization:
Series 2011-61 Class OP, 0% 5/20/40 (n)		472,893	416,497
Series 2011-79, 0% 6/20/40 (n)		864,424	724,964
sequential payer Series 2011-69 Class GX, 4.5% 5/16/40		470,000	513,057
Series 2004-79 Class FA, 0.5849% 1/20/31 (k)		13,809	13,810
Series 2010-42 Class OP, 0% 4/20/40 (n)		1,101,188	923,531

		Principal Amount (d)	Value
Series 2011-71:
Class ZB, 5.5% 8/20/34		$ 956,278	$ 1,139,976
Class ZC, 5.5% 7/16/34		1,090,209	1,288,803
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $34,424,296)			34,889,463
Commercial Mortgage Securities - 0.0%

London & Regional Debt Securitisation No. 1 PLC Class A, 1.1767% 10/15/14 (k)	GBP	50,000	69,143
REC Plantation Place Ltd. Series 5 Class A, 1.2148% 7/25/16 (Reg. S) (k)	GBP	48,031	69,004
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $160,736)			138,147
Foreign Government and Government Agency Obligations - 22.4%

Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		1,273,788	926,681
2.5% 12/31/38 (e)		880,000	310,200
7% 9/12/13		2,950,000	2,885,182
7% 10/3/15		3,650,000	3,338,331
Bahamian Republic 6.95% 11/20/29 (f)		340,000	380,800
Bahrain Kingdom 5.5% 3/31/20		240,000	226,800
Banco Nacional de Desenvolvimento Economico e Social 6.369% 6/16/18 (f)		375,000	421,313
Belarus Republic:
8.75% 8/3/15 (Reg. S)		1,690,000	1,464,047
8.95% 1/26/18		300,000	258,000
Bermuda Government 5.603% 7/20/20 (f)		185,000	205,813
Brazilian Federative Republic:
7.125% 1/20/37		255,000	352,538
8.25% 1/20/34		250,000	377,500
8.75% 2/4/25		165,000	246,263
8.875% 10/14/19		145,000	201,550
10.125% 5/15/27		695,000	1,157,175
12.25% 3/6/30		420,000	800,100
Canada Housing Trust No. 1 1.3293% 9/15/16 (k)	CAD	3,050,000	2,973,181
Canadian Government:
1.5% 6/1/12	CAD	1,500,000	1,476,242
2% 6/1/16	CAD	10,600,000	10,743,845
3.25% 6/1/21	CAD	4,400,000	4,802,671
5% 6/1/37	CAD	1,900,000	2,726,418
City of Buenos Aires 12.5% 4/6/15 (f)		1,260,000	1,326,150
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Colombian Republic:
4.375% 7/12/21		$ 405,000	$ 433,350
7.375% 1/27/17		285,000	347,700
7.375% 3/18/19		200,000	252,500
7.375% 9/18/37		605,000	847,000
10.375% 1/28/33		655,000	1,110,225
11.75% 2/25/20		245,000	385,875
Congo Republic 3% 6/30/29 (e)		793,250	563,208
Croatia Republic:
6.375% 3/24/21 (f)		500,000	457,500
6.625% 7/14/20 (f)		620,000	578,150
6.75% 11/5/19 (f)		580,000	552,450
Democratic Socialist Republic of Sri Lanka:
6.25% 10/4/20 (f)		630,000	628,425
6.25% 7/27/21 (f)		410,000	406,925
7.4% 1/22/15 (f)		515,000	533,025
Dominican Republic:
1.5522% 8/30/24 (k)		495,000	431,888
7.5% 5/6/21 (f)		590,000	585,575
9.04% 1/23/18 (f)		216,409	235,886
Dutch Government:
1.75% 1/15/13	EUR	6,400,000	8,420,849
2.75% 1/15/15	EUR	7,850,000	10,749,161
El Salvador Republic:
7.375% 12/1/19 (f)		180,000	194,400
7.625% 2/1/41 (f)		175,000	175,000
7.65% 6/15/35 (Reg. S)		240,000	244,800
7.75% 1/24/23 (Reg. S)		225,000	244,125
8.25% 4/10/32 (Reg. S)		140,000	151,900
European Union 3.375% 5/10/19	EUR	700,000	951,284
Export Credit Bank of Turkey 5.375% 11/4/16 (f)		215,000	211,775
French Republic:
OAT 4.5% 4/25/41	EUR	1,175,000	1,741,514
2.5% 7/25/16	EUR	600,000	795,279
3.25% 10/25/21	EUR	2,850,000	3,712,133
4% 4/25/18	EUR	2,600,000	3,666,613
4% 4/25/55	EUR	500,000	680,557
Gabonese Republic 8.2% 12/12/17 (f)		330,000	377,850
Georgia Republic 6.875% 4/12/21 (f)		630,000	648,900
German Federal Republic:
1.25% 10/14/16	EUR	6,790,000	8,980,136
3.25% 7/4/21	EUR	6,030,000	8,818,351
3.25% 7/4/42	EUR	1,175,000	1,802,686
Ghana Republic:
8.5% 10/4/17 (f)		235,000	254,975
14.25% 7/29/13	GHS	280,000	170,031
14.99% 3/11/13	GHS	1,270,000	779,816
15.65% 6/3/13	GHS	175,000	108,362

		Principal Amount (d)	Value
Hungarian Republic:
4.75% 2/3/15		$ 205,000	$ 186,550
6.25% 1/29/20		320,000	286,400
6.375% 3/29/21		559,000	497,510
7.625% 3/29/41		542,000	474,250
Indonesian Republic:
4.875% 5/5/21 (f)		400,000	428,000
5.875% 3/13/20 (f)		630,000	713,475
6.625% 2/17/37 (f)		425,000	515,313
6.875% 1/17/18 (f)		450,000	529,875
7.75% 1/17/38 (f)		710,000	960,275
8.5% 10/12/35 (Reg. S)		675,000	973,688
11.625% 3/4/19 (f)		675,000	997,313
Islamic Republic of Pakistan 7.125% 3/31/16 (f)		1,225,000	927,938
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		1,278,000	1,630,895
5.5% 12/4/23		1,500,000	1,911,773
Italian Republic:
3.75% 8/1/16	EUR	3,650,000	4,304,547
4.25% 3/1/20	EUR	3,600,000	4,021,442
4.5% 3/1/19	EUR	3,200,000	3,658,285
5% 9/1/40	EUR	2,440,000	2,485,074
Japan Government:
0.2% 7/15/12	JPY	408,000,000	5,303,311
1.1% 6/20/20	JPY	553,500,000	7,375,088
1.8% 6/20/18	JPY	395,000,000	5,554,286
1.9% 9/20/30	JPY	290,000,000	3,884,101
2% 9/20/40	JPY	41,000,000	543,732
Jordanian Kingdom 3.875% 11/12/15		200,000	188,500
Lebanese Republic:
4% 12/31/17		1,008,000	995,400
5.15% 11/12/18		150,000	148,500
Lithuanian Republic:
5.125% 9/14/17 (f)		140,000	137,200
6.125% 3/9/21 (f)		415,000	415,540
6.75% 1/15/15 (f)		210,000	219,450
7.375% 2/11/20 (f)		400,000	434,000
Namibia Republic of 5.5% 11/3/21 (f)		330,000	335,775
Peruvian Republic:
3% 3/7/27 (e)		510,000	438,600
5.625% 11/18/50		355,000	385,175
7.35% 7/21/25		320,000	424,800
8.75% 11/21/33		735,000	1,122,713
Philippine Republic:
6.375% 1/15/32		170,000	201,246
6.5% 1/20/20		250,000	298,750
7.5% 9/25/24		100,000	127,000
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Philippine Republic: - continued
7.75% 1/14/31		$ 315,000	$ 422,100
9.5% 2/2/30		710,000	1,090,773
9.875% 1/15/19		245,000	339,938
10.625% 3/16/25		580,000	913,500
Polish Government:
3.875% 7/16/15		185,000	186,850
5.125% 4/21/21		315,000	320,103
6.375% 7/15/19		700,000	777,000
Provincia de Cordoba 12.375% 8/17/17 (f)		515,000	432,600
Provincia de Neuquen Argentina 7.875% 4/26/21 (f)		200,000	202,000
Republic of Iraq 5.8% 1/15/28 (Reg. S)		1,500,000	1,230,000
Republic of Nigeria 6.75% 1/28/21 (f)		355,000	369,200
Republic of Senegal 8.75% 5/13/21 (f)		235,000	232,650
Republic of Serbia 6.75% 11/1/24 (f)		2,699,667	2,537,687
Russian Federation:
3.625% 4/29/15 (f)		500,000	504,000
7.5% 3/31/30 (Reg. S)		5,719,750	6,642,346
11% 7/24/18 (Reg. S)		270,000	368,550
12.75% 6/24/28 (Reg. S)		985,000	1,679,425
State of Qatar:
3.125% 1/20/17 (f)		355,000	358,550
5.75% 1/20/42 (f)		295,000	318,600
Turkish Republic:
0% 2/20/13	TRY	1,005,000	471,897
5.125% 3/25/22		285,000	272,175
5.625% 3/30/21		365,000	367,738
6% 1/14/41		200,000	188,760
6.75% 4/3/18		630,000	686,700
6.75% 5/30/40		555,000	571,650
6.875% 3/17/36		1,165,000	1,211,600
7% 9/26/16		590,000	647,820
7.25% 3/15/15		380,000	413,630
7.25% 3/5/38		775,000	844,750
7.375% 2/5/25		1,150,000	1,298,120
7.5% 7/14/17		725,000	816,568
7.5% 11/7/19		475,000	539,743
11.875% 1/15/30		520,000	847,600
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (f)		655,000	543,650
Ukraine Government:
6.25% 6/17/16 (f)		705,000	616,875
6.385% 6/26/12 (f)		2,005,000	1,984,950
6.75% 11/14/17 (f)		485,000	417,100
6.875% 9/23/15 (f)		565,000	507,088
7.65% 6/11/13 (f)		1,025,000	985,333

		Principal Amount (d)	Value
7.75% 9/23/20 (f)		$ 340,000	$ 294,100
7.95% 2/23/21 (f)		400,000	351,000
United Arab Emirates 7.75% 10/5/20 (Reg. S)		190,000	200,450
United Kingdom, Great Britain and Northern Ireland:
2% 1/22/16	GBP	3,195,000	5,209,735
3.75% 9/7/21	GBP	3,825,000	6,870,950
4.25% 12/7/40	GBP	3,710,000	7,093,252
United Mexican States:
5.125% 1/15/20		610,000	698,450
5.625% 1/15/17		380,000	436,050
5.75% 10/12/2110		504,000	536,760
5.95% 3/19/19		398,000	473,023
6.05% 1/11/40		1,062,000	1,298,295
6.5% 6/10/21	MXN	6,560,000	474,746
6.75% 9/27/34		775,000	1,013,313
7.5% 4/8/33		285,000	400,425
8.3% 8/15/31		250,000	374,375
Uruguay Republic:
7.875% 1/15/33 pay-in-kind		425,001	593,939
8% 11/18/22		484,628	662,729
Venezuelan Republic:
oil recovery rights 4/15/20 (o)		8,986	244,869
6% 12/9/20		465,000	283,650
7% 3/31/38		460,000	265,650
7.75% 10/13/19 (Reg. S)		700,000	500,500
8.5% 10/8/14		445,000	413,850
9% 5/7/23 (Reg. S)		1,835,000	1,293,675
9.25% 9/15/27		1,250,000	900,000
9.25% 5/7/28 (Reg. S)		810,000	560,925
9.375% 1/13/34		665,000	457,188
10.75% 9/19/13		745,000	752,450
11.75% 10/21/26 (Reg. S)		800,000	662,000
11.95% 8/5/31 (Reg. S)		1,430,000	1,172,600
12.75% 8/23/22		2,180,000	1,967,450
13.625% 8/15/18		496,000	486,080
Vietnamese Socialist Republic:
1.3258% 3/12/16 (k)		238,696	202,891
4% 3/12/28 (e)		1,150,000	943,000
6.75% 1/29/20 (f)		170,000	170,850
6.875% 1/15/16 (f)		780,000	803,400
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $222,287,637)			226,088,988
Common Stocks - 0.3%
	Shares	Value
CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
Remy International, Inc. (a)	6,195	$ 103,767
Automobiles - 0.0%
General Motors Co. (a)	503	10,196
General Motors Co.:
warrants 7/10/16 (a)	10,197	119,611
warrants 7/10/19 (a)	10,197	79,741
		209,548
Media - 0.0%
Haights Cross Communications, Inc. (a)	107	793
Haights Cross Communications, Inc. warrants 3/11/13 (a)	148	50
HMH Holdings, Inc. (a)(q)	170,789	42,697
HMH Holdings, Inc. warrants 3/9/17 (a)(q)	40,350	0
RDA Holding Co. warrants 2/19/14 (a)(q)	510	0
		43,540
TOTAL CONSUMER DISCRETIONARY		356,855
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
Alion Science & Technology Corp. warrants 3/15/17 (a)	115	575
Airlines - 0.0%
Delta Air Lines, Inc. (a)	1,150	9,304
Building Products - 0.0%
Nortek, Inc. (a)	16,991	444,485
Nortek, Inc. warrants 12/7/14 (a)	524	1,415
		445,900
Marine - 0.0%
US Shipping Partners Corp. (a)	644	0
US Shipping Partners Corp. warrants 12/31/29 (a)	6,028	0
Trading Companies & Distributors - 0.0%
Penhall Acquisition Co.:
Class A	321	25,680
Class B (a)	107	8,560
		34,240
Transportation Infrastructure - 0.1%
DeepOcean Group Holding A/S (f)	31,897	506,713
TOTAL INDUSTRIALS		996,732

	Shares	Value
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
MagnaChip Semiconductor Corp.	2,669	$ 19,964
Spansion, Inc. Class A (a)	366	3,030
		22,994
MATERIALS - 0.2%
Chemicals - 0.1%
Chemtura Corp. (a)	7,820	88,679
Georgia Gulf Corp. (a)	13,526	263,622
LyondellBasell Industries NV Class A	21,859	710,199
Tronox, Inc.	448	48,384
		1,110,884
Containers & Packaging - 0.0%
Rock-Tenn Co. Class A	303	17,483
Metals & Mining - 0.1%
Aleris International, Inc. (a)(q)	2,037	112,035
Rathgibson Acquisition Co. LLC Class A (a)(q)	11,562	185,339
		297,374
TOTAL MATERIALS		1,425,741
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.	140	3,541
TOTAL COMMON STOCKS (Cost $5,421,810)		2,805,863
Preferred Stocks - 0.2%

Convertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
General Motors Co. 4.75%	19,735	675,924
Media - 0.0%
Interpublic Group of Companies, Inc. 5.25%	300	285,228
TOTAL CONSUMER DISCRETIONARY		961,152
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Consumer Finance - 0.1%
GMAC LLC 7.00% (f)	1,542	1,087,110
TOTAL PREFERRED STOCKS (Cost $2,130,568)		2,048,262
Floating Rate Loans - 4.2%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 0.5%
Diversified Consumer Services - 0.0%
ServiceMaster Co.:
term loan 2.8342% 7/24/14 (k)	$ 394,184	$ 376,445
Tranche DD, term loan 2.8% 7/24/14 (k)	40,601	38,774
		415,219
Hotels, Restaurants & Leisure - 0.0%
Mesquite Gaming LLC term loan 8.5% 8/1/15 (k)	15,000	12,750
Leisure Equipment & Products - 0.1%
SRAM LLC.:
2nd LN, term loan 8.5% 12/7/18 (k)	135,000	134,325
Tranche B 1LN, term loan 4.7635% 6/7/18 (k)	409,231	407,185
		541,510
Media - 0.1%
Charter Communications Operating LLC Tranche B 1LN, term loan 2.3% 3/6/14 (k)	24,734	24,549
PRIMEDIA, Inc. Tranche B, term loan 7.5% 1/13/18 (k)	683,283	608,122
UPC Broadband Holding BV Tranche AB, term loan 4.75% 12/31/17 (k)	555,000	543,900
		1,176,571
Specialty Retail - 0.3%
Burlington Coat Factory Warehouse Corp. Tranche B, term loan 6.25% 2/23/17 (k)	1,945,500	1,906,590
Michaels Stores, Inc. Tranche B1, term loan 2.765% 10/31/13 (k)	812,677	800,487
		2,707,077
TOTAL CONSUMER DISCRETIONARY		4,853,127
CONSUMER STAPLES - 0.6%
Food & Staples Retailing - 0.3%
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 7% 9/30/18 (k)	1,670,000	1,674,175
The Great Atlantic & Pacific Tea Co. Tranche 2 LN, term loan 8.75% 6/14/12 (k)	210,000	210,525
U.S. Foodservice term loan 5.75% 3/31/17 (k)	744,375	714,600
		2,599,300
Personal Products - 0.0%
Revlon Consumer Products Corp. term loan 4.75% 11/19/17 (k)	437,800	431,233

	Principal Amount	Value
Tobacco - 0.3%
Reynolds Consumer Products Holdings, Inc. Tranche E, term loan 6.5% 2/9/18 (k)	$ 3,398,312	$ 3,381,320
TOTAL CONSUMER STAPLES		6,411,853
FINANCIALS - 0.2%
Diversified Financial Services - 0.1%
Goodman Global Group, Inc. Tranche 1 LN, term loan 5.75% 10/28/16 (k)	330,446	328,381
IASIS Healthcare LLC Tranche B, term loan 5% 5/3/18 (k)	792,105	762,401
		1,090,782
Real Estate Management & Development - 0.1%
Realogy Corp.:
Credit-Linked Deposit 3.1911% 10/10/13 (k)	25,601	23,745
Credit-Linked Deposit 4.4933% 10/10/16 (k)	62,915	55,837
term loan 4.6914% 10/10/16 (k)	905,018	803,203
Tranche B, term loan 3.4414% 10/10/13 (k)	266,489	247,169
Tranche DD, term loan 3.4414% 10/10/13 (k)	78,268	72,594
		1,202,548
TOTAL FINANCIALS		2,293,330
HEALTH CARE - 0.7%
Health Care Equipment & Supplies - 0.1%
Kinetic Concepts, Inc. Tranche B-1, term loan 7% 5/4/18 (k)	520,000	525,200
Health Care Providers & Services - 0.5%
DaVita, Inc. Tranche A, term loan 2.8% 10/20/15 (k)	672,896	664,485
Emergency Medical Services Corp. Tranche B, term loan 5.25% 5/25/18 (k)	1,328,977	1,295,753
Quintiles Transnational Corp. Tranche B, term loan 5% 6/8/18 (k)	2,890,475	2,839,863
Sunquest Information Systems, Inc. Tranche 1 LN, term loan 6.25% 12/16/16 (k)	218,900	216,711
		5,016,812
Life Sciences Tools & Services - 0.1%
Pharmaceutical Product Development, Inc. Tranche B, term loan 6.25% 12/5/18 (k)	1,260,000	1,256,850
TOTAL HEALTH CARE		6,798,862
Floating Rate Loans - continued
	Principal Amount	Value
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.0%
TransDigm, Inc. Tranche B, term loan 4% 2/14/17 (k)	$ 148,500	$ 147,015
Airlines - 0.2%
Northwest Airlines Corp. Tranche A, term loan 2.33% 12/31/18 (k)	726,292	675,451
United Air Lines, Inc. Tranche B, term loan 2.3125% 2/1/14 (k)	771,771	740,900
US Airways Group, Inc. term loan 2.7963% 3/23/14 (k)	862,915	748,579
		2,164,930
Commercial Services & Supplies - 0.1%
KAR Auction Services, Inc. Tranche B, term loan 5% 5/19/17 (k)	437,800	432,328
Construction & Engineering - 0.1%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (k)	1,402,782	1,227,434
Electrical Equipment - 0.0%
Sensata Technologies BV Tranche B, term loan 4% 5/12/18 (k)	99,500	98,505
Industrial Conglomerates - 0.2%
Sequa Corp. term loan 3.634% 12/3/14 (k)	929,534	906,295
Tomkins PLC Tranche B, term loan 4.25% 9/21/16 (k)	759,657	756,809
		1,663,104
Road & Rail - 0.0%
Swift Transportation Co. LLC Tranche B, term loan 6% 12/21/16 (k)	283,949	283,949
Transportation Infrastructure - 0.0%
Trico Shipping A/S:
Tranche A, term loan 10% 5/13/14 (k)	50,040	49,853
Tranche D, term loan 5/13/14 (r)	88,104	87,774
		137,627
TOTAL INDUSTRIALS		6,154,892
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.0%
CommScope, Inc. Tranche B, term loan 5% 1/14/18 (k)	84,363	83,097
Electronic Equipment & Components - 0.1%
Aeroflex, Inc. Tranche B, term loan 4.25% 5/9/18 (k)	263,675	244,559
Flextronics International Ltd.:
Tranche B A1, term loan 2.5463% 10/1/14 (k)	56,069	54,948

	Principal Amount	Value
Tranche B A2, term loan 2.5463% 10/1/14 (k)	$ 133,659	$ 130,986
Tranche B A3, term loan 2.5202% 10/1/14 (k)	155,935	152,817
Tranche B-A, term loan 2.5218% 10/1/14 (k)	195,121	191,219
		774,529
Semiconductors & Semiconductor Equipment - 0.2%
Freescale Semiconductor, Inc. term loan 4.5202% 12/1/16 (k)	1,358,297	1,290,382
NXP BV:
term loan 4.5% 3/4/17 (k)	521,063	495,009
Tranche A 2LN, term loan 5.5% 3/4/17 (k)	693,263	668,998
		2,454,389
Software - 0.1%
Kronos, Inc.:
Tranche B 1LN, term loan 5.3292% 6/11/17 (k)	531,185	515,250
Tranche B 2LN, term loan 10.5792% 6/11/18 (k)	125,000	122,500
		637,750
TOTAL INFORMATION TECHNOLOGY		3,949,765
MATERIALS - 0.2%
Construction Materials - 0.1%
Fairmount Minerals Ltd. Tranche B, term loan 5.25% 3/15/17 (k)	702,150	698,639
Containers & Packaging - 0.1%
Berry Plastics Holding Corp. Tranche C, term loan 2.2783% 4/3/15 (k)	1,397,153	1,334,281
Metals & Mining - 0.0%
Walter Energy, Inc. Tranche B, term loan 4% 4/1/18 (k)	128,555	127,591
TOTAL MATERIALS		2,160,511
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
Asurion LLC term loan 9% 5/24/19 (k)	765,000	753,525
Digicel International Finance Ltd. term loan 3.125% 3/30/12 (k)	400,192	398,191
Intelsat Jackson Holdings SA:
term loan 3.3911% 2/1/14 (k)	495,000	470,250
Tranche B, term loan 5.25% 4/2/18 (k)	1,009,568	1,007,044
		2,629,010
Floating Rate Loans - continued
	Principal Amount	Value
UTILITIES - 0.7%
Electric Utilities - 0.6%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7763% 10/10/17 (k)	$ 8,839,235	$ 5,601,865
Independent Power Producers & Energy Traders - 0.1%
Calpine Corp. Tranche B, term loan 4.5% 4/1/18 (k)	454,146	445,063
The AES Corp. Tranche B, term loan 4.25% 5/27/18 (k)	878,575	877,521
		1,322,584
TOTAL UTILITIES		6,924,449
TOTAL FLOATING RATE LOANS (Cost $43,520,354)		42,175,799
Sovereign Loan Participations - 0.1%

Indonesian Republic loan participation:
Citibank 1.25% 12/14/19 (k)	419,168	394,018
Goldman Sachs 1.25% 12/14/19 (k)	604,444	568,178
0% 12/14/19 (k)	150,346	141,326
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $1,042,878)		1,103,522
Fixed-Income Funds - 1.2%
	Shares
Fidelity Floating Rate Central Fund (l) (Cost $10,367,350)	124,008	12,189,986
Preferred Securities - 0.3%
	Principal Amount
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Globo Comunicacoes e Participacoes SA 6.25% (e)(f)(g)	$ 925,000	983,874
FINANCIALS - 0.1%
Commercial Banks - 0.0%
Wells Fargo & Co. 7.98% (g)(k)	135,000	147,309
Diversified Financial Services - 0.1%
Bank of America Corp.:
8% (g)(k)	525,000	469,190
8.125% (g)(k)	280,000	246,538
		715,728
TOTAL FINANCIALS		863,037

	Principal Amount	Value
MATERIALS - 0.1%
Metals & Mining - 0.1%
CSN Islands XII Corp. 7% (Reg. S) (g)	$ 720,000	$ 692,446
TOTAL PREFERRED SECURITIES (Cost $2,448,794)		2,539,357
Other - 0.0%
	Shares
Other - 0.0%
Idearc, Inc. Claim (a) (Cost $1)	108,228	1
Money Market Funds - 9.1%

Fidelity Cash Central Fund, 0.11% (b) (Cost $92,028,181)	92,028,181	92,028,181
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $996,288,323)		1,008,790,815
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(895,485)
NET ASSETS - 100%		$ 1,007,895,330
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
51 CBOT 2 Year U.S. Treasury Notes Contracts	March 2012	$ 11,247,891	$ 9,424
The face value of futures purchased as a percentage of net assets is 1.1%
Currency Abbreviations
BRL	-	Brazilian real
CAD	-	Canadian dollar
COP	-	Colombian peso
EUR	-	European Monetary Unit
GBP	-	British pound
GHS	-	Ghana Cedi
JPY	-	Japanese yen
MXN	-	Mexican peso
NGN	-	Nigerian naira
TRY	-	New Turkish Lira
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $167,169,829 or 16.6% of net assets.

(g) Security is perpetual in nature with no stated maturity date.

(h) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $9,737,761 or 1.0% of net assets.

(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $64,378.
(k) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(l) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(m) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(n) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(o) Quantity represents share amount.
(p) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

(q) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $340,071 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aleris International, Inc.	6/1/10	$ 71,295
HMH Holdings, Inc.	5/2/08 - 3/9/10	$ 2,699,304
HMH Holdings, Inc. warrants 3/9/17	3/9/10	$ 11,701
Rathgibson Acquisition Co. LLC Class A	6/9/10	$ 61,360
RDA Holding Co. warrants 2/19/14	2/27/07	$ 160,000

(r) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $88,104 and $87,774, respectively. The coupon rate will be determined at time of settlement.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 89,757
Fidelity Floating Rate Central Fund	858,903
Total	$ 948,660
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 23,496,730	$ -	$ 11,119,741	$ 12,189,986	0.4%
Other Information

The following is a summary of the inputs used, as of December 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,318,007	$ 989,239	$ 327,925	$ 843
Financials	1,087,110	-	1,087,110	-
Industrials	996,732	453,789	-	542,943
Information Technology	22,994	22,994	-	-
Materials	1,425,741	1,079,983	48,384	297,374
Utilities	3,541	3,541	-	-
Corporate Bonds	343,422,571	-	340,496,277	2,926,294
U.S. Government and Government Agency Obligations	234,245,257	-	234,245,257	-
U.S. Government Agency - Mortgage Securities	15,115,418	-	15,115,418	-
Collateralized Mortgage Obligations	34,889,463	-	34,889,463	-
Commercial Mortgage Securities	138,147	-	138,147	-
Foreign Government and Government Agency Obligations	226,088,988	-	225,202,628	886,360
Floating Rate Loans	42,175,799	-	42,163,049	12,750
Sovereign Loan Participations	1,103,522	-	-	1,103,522
Fixed-Income Funds	12,189,986	12,189,986	-	-
Preferred Securities	2,539,357	-	2,539,357	-
Other	1	-	-	1
Money Market Funds	92,028,181	92,028,181	-	-
Total Investments in Securities:	$ 1,008,790,815	$ 106,767,713	$ 896,253,015	$ 5,770,087
Derivative Instruments:
Assets
Futures Contracts	$ 9,424	$ 9,424	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 665,619
Total Realized Gain (Loss)	(35,466)
Total Unrealized Gain (Loss)	73,354
Cost of Purchases	2,243,332
Proceeds of Sales	(1,595,376)
Amortization/Accretion	163,271
Transfers in to Level 3	4,255,353
Transfers out of Level 3	-
Ending Balance	$ 5,770,087
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2011	$ (253,060)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of December 31, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ 9,424	$ -
Total Value of Derivatives	$ 9,424	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	66.5%
Netherlands	3.4%
Canada	2.9%
United Kingdom	2.4%
Japan	2.3%
Germany	2.3%
Venezuela	2.1%
Luxembourg	1.6%
Mexico	1.6%
Italy	1.5%
Bermuda	1.2%
Turkey	1.2%
France	1.2%
Russia	1.1%
Others (Individually Less Than 1%)	8.7%
100.0%
The information in the above table is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2011
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $893,892,792)	$ 904,572,648
Fidelity Central Funds (cost $102,395,531)	104,218,167
Total Investments (cost $996,288,323)		$ 1,008,790,815
Cash		213,997
Foreign currency held at value (cost $15,448)		15,448
Receivable for investments sold		10,961,965
Receivable for fund shares sold		1,029,412
Dividends receivable		15,968
Interest receivable		11,589,229
Distributions receivable from Fidelity Central Funds		59,914
Receivable for daily variation margin on futures contracts		3,985
Prepaid expenses		2,517
Other receivables		22
Total assets		1,032,683,272

Liabilities
Payable for investments purchased Regular delivery	$ 17,478,273
Delayed delivery	6,252,021
Payable for fund shares redeemed	393,586
Accrued management fee	475,594
Distribution and service plan fees payable	5,364
Other affiliated payables	108,546
Other payables and accrued expenses	74,558
Total liabilities		24,787,942

Net Assets		$ 1,007,895,330
Net Assets consist of:
Paid in capital		$ 992,013,313
Undistributed net investment income		4,146,582
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(627,714)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		12,363,149
Net Assets		$ 1,007,895,330

Statement of Assets and Liabilities - continued

December 31, 2011
Initial Class: Net Asset Value, offering price and redemption price per share ($164,168,227 ÷ 14,724,343 shares)	$ 11.15

Service Class: Net Asset Value, offering price and redemption price per share ($882,837 ÷ 79,242 shares)	$ 11.14

Service Class 2: Net Asset Value, offering price and redemption price per share ($25,652,408 ÷ 2,309,498 shares)	$ 11.11

Investor Class: Net Asset Value, offering price and redemption price per share ($817,191,858 ÷ 73,460,933 shares)	$ 11.12

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended December 31, 2011
Investment Income
Dividends		$ 522,770
Interest		44,361,037
Income from Fidelity Central Funds		948,660
Total income		45,832,467

Expenses
Management fee	$ 5,109,784
Transfer agent fees	892,241
Distribution and service plan fees	38,857
Accounting fees and expenses	328,943
Custodian fees and expenses	83,726
Independent trustees' compensation	3,185
Audit	76,389
Legal	8,271
Miscellaneous	7,846
Total expenses before reductions	6,549,242
Expense reductions	(18,659)	6,530,583
Net investment income (loss)		39,301,884
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	14,132,279
Fidelity Central Funds	1,419,655
Foreign currency transactions	108,859
Futures contracts	67,301
Swap agreements	(11,622)
Total net realized gain (loss)		15,716,472
Change in net unrealized appreciation (depreciation) on: Investment securities	(16,560,861)
Assets and liabilities in foreign currencies	(182,626)
Futures contracts	9,424
Swap agreements	8,272
Delayed delivery commitments	(6,952)
Total change in net unrealized appreciation (depreciation)		(16,732,743)
Net gain (loss)		(1,016,271)
Net increase (decrease) in net assets resulting from operations		$ 38,285,613

Statement of Changes in Net Assets

	Year ended December 31, 2011	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 39,301,884	$ 36,424,252
Net realized gain (loss)	15,716,472	21,765,656
Change in net unrealized appreciation (depreciation)	(16,732,743)	6,872,569
Net increase (decrease) in net assets resulting from operations	38,285,613	65,062,477
Distributions to shareholders from net investment income	(40,878,892)	(33,691,781)
Distributions to shareholders from net realized gain	(20,231,365)	(19,090,920)
Total distributions	(61,110,257)	(52,782,701)
Share transactions - net increase (decrease)	238,355,290	133,480,969
Total increase (decrease) in net assets	215,530,646	145,760,745

Net Assets
Beginning of period	792,364,684	646,603,939
End of period (including undistributed net investment income of $4,146,582 and undistributed net investment income of $6,863,011, respectively)	$ 1,007,895,330	$ 792,364,684

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Initial Class

Years ended December 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.36	$ 11.11	$ 8.94	$ 10.63	$ 10.70
Income from Investment Operations
Net investment income (loss) C	.511	.588	.619	.583	.600
Net realized and unrealized gain (loss)	.013 F	.473	2.065	(1.670)	(.007)
Total from investment operations	.524	1.061	2.684	(1.087)	.593
Distributions from net investment income	(.486)	(.517)	(.439)	(.548)	(.523)
Distributions from net realized gain	(.248)	(.294)	(.075)	(.055)	(.140)
Total distributions	(.734)	(.811)	(.514)	(.603)	(.663)
Net asset value, end of period	$ 11.15	$ 11.36	$ 11.11	$ 8.94	$ 10.63
Total Return A,B	4.66%	9.64%	30.02%	(10.20)%	5.59%
Ratios to Average Net Assets D,G
Expenses before reductions	.69%	.71%	.74%	.73%	.73%
Expenses net of fee waivers, if any	.69%	.70%	.74%	.73%	.73%
Expenses net of all reductions	.69%	.70%	.74%	.72%	.73%
Net investment income (loss)	4.38%	5.07%	5.98%	5.65%	5.49%
Supplemental Data
Net assets, end of period (000 omitted)	$ 164,168	$ 154,861	$ 166,898	$ 99,114	$ 119,524
Portfolio turnover rate E	224%	208%	199%	256%	152%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

Years ended December 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.35	$ 11.10	$ 8.92	$ 10.61	$ 10.68
Income from Investment Operations
Net investment income (loss) C	.499	.574	.594	.574	.588
Net realized and unrealized gain (loss)	.009 F	.469	2.083	(1.676)	(.005)
Total from investment operations	.508	1.043	2.677	(1.102)	.583
Distributions from net investment income	(.470)	(.499)	(.422)	(.533)	(.513)
Distributions from net realized gain	(.248)	(.294)	(.075)	(.055)	(.140)
Total distributions	(.718)	(.793)	(.497)	(.588)	(.653)
Net asset value, end of period	$ 11.14	$ 11.35	$ 11.10	$ 8.92	$ 10.61
Total Return A,B	4.52%	9.48%	30.01%	(10.37)%	5.51%
Ratios to Average Net Assets D,G
Expenses before reductions	.80%	.81%	.84%	.82%	.83%
Expenses net of fee waivers, if any	.80%	.81%	.84%	.82%	.83%
Expenses net of all reductions	.80%	.81%	.84%	.82%	.82%
Net investment income (loss)	4.28%	4.96%	5.88%	5.55%	5.39%
Supplemental Data
Net assets, end of period (000 omitted)	$ 883	$ 1,199	$ 1,898	$ 2,644	$ 4,445
Portfolio turnover rate E	224%	208%	199%	256%	152%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class 2

Years ended December 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.33	$ 11.11	$ 8.92	$ 10.61	$ 10.67
Income from Investment Operations
Net investment income (loss) C	.478	.560	.578	.558	.571
Net realized and unrealized gain (loss)	.021 F	.457	2.087	(1.680)	.005
Total from investment operations	.499	1.017	2.665	(1.122)	.576
Distributions from net investment income	(.471)	(.503)	(.400)	(.513)	(.496)
Distributions from net realized gain	(.248)	(.294)	(.075)	(.055)	(.140)
Total distributions	(.719)	(.797)	(.475)	(.568)	(.636)
Net asset value, end of period	$ 11.11	$ 11.33	$ 11.11	$ 8.92	$ 10.61
Total Return A,B	4.45%	9.23%	29.88%	(10.56)%	5.45%
Ratios to Average Net Assets D,G
Expenses before reductions	.95%	.97%	.99%	.98%	.98%
Expenses net of fee waivers, if any	.94%	.96%	.99%	.98%	.98%
Expenses net of all reductions	.94%	.96%	.99%	.97%	.97%
Net investment income (loss)	4.13%	4.81%	5.72%	5.40%	5.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,652	$ 7,599	$ 1,918	$ 2,625	$ 4,418
Portfolio turnover rate E	224%	208%	199%	256%	152%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Investor Class

Years ended December 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.34	$ 11.09	$ 8.92	$ 10.62	$ 10.69
Income from Investment Operations
Net investment income (loss) C	.506	.584	.617	.577	.591
Net realized and unrealized gain (loss)	.005 F	.474	2.065	(1.677)	(.003)
Total from investment operations	.511	1.058	2.682	(1.100)	.588
Distributions from net investment income	(.483)	(.514)	(.437)	(.545)	(.518)
Distributions from net realized gain	(.248)	(.294)	(.075)	(.055)	(.140)
Total distributions	(.731)	(.808)	(.512)	(.600)	(.658)
Net asset value, end of period	$ 11.12	$ 11.34	$ 11.09	$ 8.92	$ 10.62
Total Return A,B	4.55%	9.63%	30.06%	(10.34)%	5.55%
Ratios to Average Net Assets D,G
Expenses before reductions	.73%	.74%	.77%	.76%	.80%
Expenses net of fee waivers, if any	.73%	.74%	.77%	.76%	.80%
Expenses net of all reductions	.73%	.74%	.77%	.76%	.80%
Net investment income (loss)	4.35%	5.03%	5.95%	5.61%	5.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 817,192	$ 628,706	$ 475,890	$ 234,744	$ 228,628
Portfolio turnover rate E	224%	208%	199%	256%	152%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2011

1. Organization.

VIP Strategic Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2011 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, foreign government and government agency obligations, preferred securities, U.S. government and government agency obligations and sovereign loan participations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. As of December 31, 2011, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, foreign currency transactions, market discount, partnerships (including allocations from Fidelity Central Funds), and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 41,309,414
Gross unrealized depreciation	(25,816,634)
Net unrealized appreciation (depreciation) on securities and other investments	$ 15,492,780

Tax Cost	$ 993,298,035

The tax-based components of distributable earnings as of period end were as follows:

Undistributed long-term capital gain	$ 2,205,212
Net unrealized appreciation (depreciation)	$ 15,344,013

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	December 31, 2011	December 31, 2010
Ordinary Income	$ 49,184,634	$ 44,269,286
Long-term Capital Gains	11,925,623	8,513,415
Total	$ 61,110,257	$ 52,782,701

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts and swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund receives collateral in the form of cash or securities, if required, which is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in

Annual Report

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties in an amount equal to the counterparties unrealized appreciation on outstanding swaps contracts, and any such pledged collateral is identified on the Schedule of Investments. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$ 67,301	$ 9,424
Swap Agreements	(11,622)	8,272
Totals (a)	$ 55,679	$ 17,696

(a) A summary of the value of derivatives by risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end, if any, are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss include interest rate risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $1,102,118,949 and $1,003,147,451, respectively.

Annual Report

Notes to Financial Statements - continued

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 1,042
Service Class 2	37,815
$ 38,857

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .10% of average net assets. In addition, FIIOC receives an asset-based fee of .0045% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. FIIOC voluntarily agreed to waive this fee for the period August 1, 2011 through December 31, 2011 (see Expense Reductions note). For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 114,487
Service Class	778
Service Class 2	11,107
Investor Class	765,869
$ 892,241

Accounting Fees. Fidelity Service Company, Inc.(FSC),an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $47 for the period.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,611 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Expense Reductions.

FMR or its affiliates agreed to waive certain fees during the period as noted in the table below.

Initial Class	$ 3,138
Service Class	21
Service Class 2	301
Investor Class	14,514
$ 17,974

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $65 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $620.

Annual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2011	2010
From net investment income
Initial Class	$ 6,773,571	$ 6,766,582
Service Class	35,285	51,899
Service Class 2	1,007,372	304,388
Investor Class	33,062,664	26,568,912
Total	$ 40,878,892	$ 33,691,781
From net realized gain
Initial Class	$ 3,416,993	$ 3,891,605
Service Class	19,967	32,045
Service Class 2	458,432	167,108
Investor Class	16,335,973	15,000,162
Total	$ 20,231,365	$ 19,090,920

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2011	2010	2011	2010
Initial Class
Shares sold	2,656,457	1,592,340	$ 31,076,160	$ 18,469,325
Reinvestment of distributions	916,774	947,149	10,190,564	10,658,187
Shares redeemed	(2,481,322)	(3,923,967)	(28,834,770)	(45,593,051)
Net increase (decrease)	1,091,909	(1,384,478)	$ 12,431,954	$ (16,465,539)
Service Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	4,970	7,469	55,252	83,944
Shares redeemed	(31,398)	(72,817)	(366,648)	(841,352)
Net increase (decrease)	(26,428)	(65,348)	$ (311,396)	$ (757,408)
Service Class 2
Shares sold	1,728,542	652,109	$ 20,060,168	$ 7,619,023
Reinvestment of distributions	132,522	41,955	1,465,804	471,497
Shares redeemed	(222,100)	(196,258)	(2,573,365)	(2,309,986)
Net increase (decrease)	1,638,964	497,806	$ 18,952,607	$ 5,780,534
Investor Class
Shares sold	15,647,182	12,462,396	$ 182,167,424	$ 145,050,130
Reinvestment of distributions	4,453,284	3,700,172	49,398,637	41,569,073
Shares redeemed	(2,098,949)	(3,601,394)	(24,283,936)	(41,695,821)
Net increase (decrease)	18,001,517	12,561,174	$ 207,282,125	$ 144,923,382

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 97% of the total outstanding shares of the Fund.

13. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products Fund V and the Shareholders of VIP Strategic Income Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of VIP Strategic Income Portfolio (a fund of Variable Insurance Products Fund V) at December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the VIP Strategic Income Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the custodian, agent banks and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 21, 2012

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 203 funds advised by FMR or an affiliate. Mr. Curvey oversees 429 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (69)

Year of Election or Appointment: 2007

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (64)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (57)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2007

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Derek L. Young (47)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young also serves as President and a Director of Strategic Advisers, Inc. (2011-present), President of the Global Asset Allocation Group (2011-present), and as Vice Chairman of Pyramis Global Advisers, LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of the Global Asset Allocation Group (2009-2011) and as a portfolio manager.

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (50)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Joseph F. Zambello (54)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II (2011-present), Deputy Treasurer of other Fidelity funds (2008-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of VIP Strategic Income Portfolio voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Initial Class	02/10/2012	02/10/2012	$0.025
Service Class	02/10/2012	02/10/2012	$0.025
Service Class 2	02/10/2012	02/10/2012	$0.025
Investor Class	02/10/2012	02/10/2012	$0.025

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2011, $10,256,696 or, if subsequently determined to be different, the net capital gain of such year.

A total of 6.83% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

VIP Strategic Income Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Nominating and Governance, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, the cumulative total returns of Initial Class and Service Class 2 of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of Initial Class and Service Class 2 show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's four general investment categories according to their respective weightings in the fund's neutral mix.

VIP Strategic Income Portfolio

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Initial Class of the fund was in the fourth quartile for the one-year period and the first quartile for the three- and five-year periods. The Board also noted that the investment performance of Initial Class of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 22% means that 78% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

VIP Strategic Income Portfolio

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Initial Class and Investor Class ranked below its competitive median for 2010, the total expense ratio of Service Class ranked equal to its competitive median for 2010, and the total expense ratio of Service Class 2 ranked above its competitive median for 2010. The Board considered that various factors, including 12b-1 fees and relatively higher other expenses in the case of small fund size, can affect total expense ratios. The Board noted that the total expense ratio of Service Class 2 was above the median due to 12b-1 fees and that the funds and classes in the Total Mapped Group that have a similar sales load structure included classes with no 12b-1 fees. Excluding the 12b-1 fees, the total expense ratio of Service Class 2 ranked below its competitive median for 2010. The Board also noted that Investor Class has higher transfer agent fees than traditional variable annuity classes because it is designed for lower cost annuity products, where the majority of servicing costs are incorporated into the funds' total expense ratios rather than being paid at the annuity level. The Board noted that the fund offers multiple classes, each of which has a different 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Annual Report

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although Service Class 2 was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes; (vi) the reasons why certain expenses affect various funds and classes differently; (vii) Fidelity's transfer agent fees, expenses, and services and how the benefits of decreased costs and new efficiencies can be shared across all of the Fidelity funds; (viii) the reasons for and consequences of changes to certain product lines compared to competitors; (ix) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money Management, Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research (Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

VIPSI-ANN-0212
1.796350.109

Item 2. Code of Ethics

As of the end of the period, December 31, 2011, Variable Insurance Products Fund V (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Asset Manager Portfolio, Asset Manager: Growth Portfolio, Freedom 2005 Portfolio, Freedom 2010 Portfolio, Freedom 2015 Portfolio, Freedom 2020 Portfolio, Freedom 2025 Portfolio, Freedom 2030 Portfolio, Freedom 2035 Portfolio, Freedom 2040 Portfolio, Freedom 2045 Portfolio, Freedom 2050 Portfolio, Freedom Income Portfolio, Freedom Lifetime Income I Portfolio, Freedom Lifetime Income II Portfolio, Freedom Lifetime Income III Portfolio and Investment Grade Bond Portfolio (the "Funds"):

Services Billed by Deloitte Entities

December 31, 2011 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Asset Manager Portfolio	$31,000	$-	$7,100	$500
Asset Manager: Growth Portfolio	$31,000	$-	$4,900	$300
Freedom 2005 Portfolio	$22,000	$-	$4,600	$300
Freedom 2010 Portfolio	$22,000	$-	$4,600	$300
Freedom 2015 Portfolio	$22,000	$-	$4,600	$300
Freedom 2020 Portfolio	$22,000	$-	$4,600	$300
Freedom 2025 Portfolio	$22,000	$-	$4,600	$300
Freedom 2030 Portfolio	$22,000	$-	$4,600	$300
Freedom 2035 Portfolio	$20,000	$-	$4,600	$300
Freedom 2040 Portfolio	$20,000	$-	$4,600	$300
Freedom 2045 Portfolio	$20,000	$-	$4,600	$300
Freedom 2050 Portfolio	$20,000	$-	$4,600	$300
Freedom Income Portfolio	$22,000	$-	$4,600	$300
Freedom Lifetime Income I Portfolio	$22,000	$-	$4,600	$300
Freedom Lifetime Income II Portfolio	$22,000	$-	$4,600	$300
Freedom Lifetime Income III Portfolio	$22,000	$-	$4,600	$300
Investment Grade Bond Portfolio	$36,000	$-	$5,700	$600

December 31, 2010 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Asset Manager Portfolio	$32,000	$-	$7,000	$-
Asset Manager: Growth Portfolio	$32,000	$-	$4,800	$-
Freedom 2005 Portfolio	$23,000	$-	$4,500	$-
Freedom 2010 Portfolio	$23,000	$-	$4,500	$-
Freedom 2015 Portfolio	$23,000	$-	$4,500	$-
Freedom 2020 Portfolio	$23,000	$-	$4,500	$-
Freedom 2025 Portfolio	$23,000	$-	$4,500	$-
Freedom 2030 Portfolio	$23,000	$-	$4,500	$-
Freedom 2035 Portfolio	$17,000	$-	$4,500	$-
Freedom 2040 Portfolio	$17,000	$-	$4,500	$-
Freedom 2045 Portfolio	$17,000	$-	$4,500	$-
Freedom 2050 Portfolio	$17,000	$-	$4,500	$-
Freedom Income Portfolio	$23,000	$-	$4,500	$-
Freedom Lifetime Income I Portfolio	$23,000	$-	$4,500	$-
Freedom Lifetime Income II Portfolio	$23,000	$-	$4,500	$-
Freedom Lifetime Income III Portfolio	$23,000	$-	$4,500	$-
Investment Grade Bond Portfolio	$34,000	$-	$5,600	$-

A Amounts may reflect rounding.

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to FundsManager 20% Portfolio, FundsManager 50% Portfolio, FundsManager 60%, FundsManager 70% Portfolio, FundsManager 85% Portfolio, Investor Freedom 2005 Portfolio, Investor Freedom 2010 Portfolio, Investor Freedom 2015 Portfolio, Investor Freedom 2020 Portfolio, Investor Freedom 2025 Portfolio, Investor Freedom 2030 Portfolio, Investor Freedom Income Portfolio, and Strategic Income Portfolio (the "Funds"):

Services Billed by PwC

December 31, 2011 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
FundsManager 20% Portfolio	$29,000	$-	$2,600	$-
FundsManager 50% Portfolio	$29,000	$-	$2,600	$-
FundsManager 60% Portfolio	$29,000	$-	$2,600	$-
FundsManager 70% Portfolio	$29,000	$-	$2,600	$-
FundsManager 85% Portfolio	$29,000	$-	$2,600	$-
Investor Freedom 2005 Portfolio	$29,000	$-	$2,600	$-
Investor Freedom 2010 Portfolio	$29,000	$-	$2,600	$-
Investor Freedom 2015 Portfolio	$29,000	$-	$2,600	$-
Investor Freedom 2020 Portfolio	$29,000	$-	$2,600	$-
Investor Freedom 2025 Portfolio	$29,000	$-	$2,600	$-
Investor Freedom 2030 Portfolio	$29,000	$-	$2,600	$-
Investor Freedom Income Portfolio	$29,000	$-	$2,600	$-
Strategic Income Portfolio	$71,000	$-	$3,500	$2,000

December 31, 2010 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
FundsManager 20% Portfolio	$29,000	$-	$2,600	$100
FundsManager 50% Portfolio	$29,000	$-	$2,600	$100
FundsManager 60% Portfolio	$29,000	$-	$2,600	$100
FundsManager 70% Portfolio	$29,000	$-	$2,600	$100
FundsManager 85% Portfolio	$29,000	$-	$2,600	$100
Investor Freedom 2005 Portfolio	$29,000	$-	$2,600	$100
Investor Freedom 2010 Portfolio	$29,000	$-	$2,600	$100
Investor Freedom 2015 Portfolio	$29,000	$-	$2,600	$100
Investor Freedom 2020 Portfolio	$29,000	$-	$2,600	$100
Investor Freedom 2025 Portfolio	$29,000	$-	$2,600	$100
Investor Freedom 2030 Portfolio	$29,000	$-	$2,600	$100
Investor Freedom Income Portfolio	$29,000	$-	$2,600	$100
Strategic Income Portfolio	$70,000	$-	$3,400	$2,100

A Amounts may reflect rounding.

The following table presents fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by Deloitte Entities

	December 31, 2011A	December 31, 2010A
Audit-Related Fees	$610,000	$645,000
Tax Fees	$-	$-
All Other Fees	$430,000	$840,000

A Amounts may reflect rounding.

Services Billed by PwC

	December 31, 2011A	December 31, 2010A
Audit-Related Fees	$3,845,000	$2,505,000
Tax Fees	$-	$-
All Other Fees	$-	$510,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC and Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	December 31, 2011 A	December 31, 2010 A
PwC	$5,085,000	$5,050,000
Deloitte Entities	$1,225,000	$1,660,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their audits of the Funds, taking into account representations from PwC and Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding their independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) for each Fund provide reasonable assurances that material information relating to such Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in a Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, a Fund's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund V

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	February 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	February 27, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	February 27, 2012